Total Bond Market Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (65.8%)
U.S. Government Securities (45.1%)
United States Treasury Note/Bond	2.875%	4/30/25	4,060	3,970
United States Treasury Note/Bond	3.875%	4/30/25	7,911	7,817
United States Treasury Note/Bond	2.125%	5/15/25	8,935	8,657
United States Treasury Note/Bond	2.750%	5/15/25	5,755	5,616
United States Treasury Note/Bond	0.250%	5/31/25	7,207	6,824
United States Treasury Note/Bond	2.875%	5/31/25	6,350	6,199
United States Treasury Note/Bond	4.250%	5/31/25	7,441	7,379
United States Treasury Note/Bond	2.875%	6/15/25	7,705	7,517
United States Treasury Note/Bond	0.250%	6/30/25	11,764	11,104
United States Treasury Note/Bond	2.750%	6/30/25	4,880	4,753
United States Treasury Note/Bond	4.625%	6/30/25	8,596	8,564
United States Treasury Note/Bond	3.000%	7/15/25	4,590	4,482
United States Treasury Note/Bond	0.250%	7/31/25	8,797	8,273
United States Treasury Note/Bond	2.875%	7/31/25	5,105	4,973
United States Treasury Note/Bond	4.750%	7/31/25	7,248	7,234
United States Treasury Note/Bond	2.000%	8/15/25	9,677	9,312
United States Treasury Note/Bond	3.125%	8/15/25	5,969	5,832
United States Treasury Note/Bond	6.875%	8/15/25	2,085	2,142
United States Treasury Note/Bond	0.250%	8/31/25	6,080	5,700
United States Treasury Note/Bond	2.750%	8/31/25	4,085	3,968
United States Treasury Note/Bond	5.000%	8/31/25	7,531	7,546
United States Treasury Note/Bond	3.500%	9/15/25	4,500	4,416
United States Treasury Note/Bond	0.250%	9/30/25	8,125	7,592
United States Treasury Note/Bond	3.000%	9/30/25	1,000	974
United States Treasury Note/Bond	5.000%	9/30/25	8,505	8,525
United States Treasury Note/Bond	4.250%	10/15/25	8,390	8,321
United States Treasury Note/Bond	0.250%	10/31/25	7,765	7,231
United States Treasury Note/Bond	3.000%	10/31/25	4,015	3,905
United States Treasury Note/Bond	5.000%	10/31/25	5,001	5,015
United States Treasury Note/Bond	2.250%	11/15/25	10,421	10,009
United States Treasury Note/Bond	4.500%	11/15/25	7,088	7,056
United States Treasury Note/Bond	0.375%	11/30/25	11,730	10,911
United States Treasury Note/Bond	2.875%	11/30/25	6,285	6,094
United States Treasury Note/Bond	4.875%	11/30/25	13,590	13,611
United States Treasury Note/Bond	4.000%	12/15/25	10,225	10,099
United States Treasury Note/Bond	0.375%	12/31/25	13,793	12,793
United States Treasury Note/Bond	2.625%	12/31/25	4,165	4,019
United States Treasury Note/Bond	4.250%	12/31/25	9,541	9,463
United States Treasury Note/Bond	3.875%	1/15/26	6,775	6,678
United States Treasury Note/Bond	0.375%	1/31/26	11,120	10,281
United States Treasury Note/Bond	2.625%	1/31/26	4,700	4,530
United States Treasury Note/Bond	4.250%	1/31/26	12,469	12,371

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.625%	2/15/26	9,136	8,638
United States Treasury Note/Bond	4.000%	2/15/26	6,867	6,782
United States Treasury Note/Bond	0.500%	2/28/26	8,501	7,857
United States Treasury Note/Bond	2.500%	2/28/26	3,700	3,554
United States Treasury Note/Bond	4.625%	2/28/26	6,696	6,690
United States Treasury Note/Bond	4.625%	3/15/26	10,515	10,507
United States Treasury Note/Bond	0.750%	3/31/26	10,502	9,731
United States Treasury Note/Bond	2.250%	3/31/26	6,250	5,967
United States Treasury Note/Bond	4.500%	3/31/26	11,558	11,529
United States Treasury Note/Bond	3.750%	4/15/26	6,220	6,112
United States Treasury Note/Bond	0.750%	4/30/26	9,777	9,032
United States Treasury Note/Bond	2.375%	4/30/26	4,780	4,568
United States Treasury Note/Bond	1.625%	5/15/26	10,789	10,140
United States Treasury Note/Bond	3.625%	5/15/26	7,086	6,946
United States Treasury Note/Bond	0.750%	5/31/26	11,025	10,157
United States Treasury Note/Bond	2.125%	5/31/26	4,595	4,362
United States Treasury Note/Bond	4.125%	6/15/26	6,563	6,499
United States Treasury Note/Bond	0.875%	6/30/26	3,977	3,667
United States Treasury Note/Bond	1.875%	6/30/26	3,535	3,335
United States Treasury Note/Bond	4.500%	7/15/26	5,457	5,448
United States Treasury Note/Bond	0.625%	7/31/26	9,800	8,955
United States Treasury Note/Bond	1.875%	7/31/26	6,966	6,557
United States Treasury Note/Bond	1.500%	8/15/26	10,068	9,381
United States Treasury Note/Bond	4.375%	8/15/26	10,028	9,989
United States Treasury Note/Bond	6.750%	8/15/26	630	659
United States Treasury Note/Bond	0.750%	8/31/26	12,214	11,164
United States Treasury Note/Bond	1.375%	8/31/26	3,100	2,877
United States Treasury Note/Bond	4.625%	9/15/26	5,800	5,814
United States Treasury Note/Bond	0.875%	9/30/26	8,820	8,070
United States Treasury Note/Bond	1.625%	9/30/26	1,615	1,506
United States Treasury Note/Bond	4.625%	10/15/26	6,756	6,775
United States Treasury Note/Bond	1.125%	10/31/26	9,930	9,119
United States Treasury Note/Bond	1.625%	10/31/26	4,075	3,792
United States Treasury Note/Bond	2.000%	11/15/26	8,921	8,375
United States Treasury Note/Bond	4.625%	11/15/26	8,408	8,436
United States Treasury Note/Bond	6.500%	11/15/26	765	801
United States Treasury Note/Bond	1.250%	11/30/26	10,220	9,396
United States Treasury Note/Bond	1.625%	11/30/26	5,070	4,709
United States Treasury Note/Bond	4.375%	12/15/26	6,353	6,337
United States Treasury Note/Bond	1.250%	12/31/26	9,191	8,437
United States Treasury Note/Bond	1.750%	12/31/26	4,083	3,800
United States Treasury Note/Bond	4.000%	1/15/27	5,469	5,404
United States Treasury Note/Bond	1.500%	1/31/27	10,734	9,897
United States Treasury Note/Bond	2.250%	2/15/27	6,372	5,998
United States Treasury Note/Bond	4.125%	2/15/27	9,489	9,409
United States Treasury Note/Bond	6.625%	2/15/27	65	69
United States Treasury Note/Bond	1.125%	2/28/27	3,143	2,861
United States Treasury Note/Bond	1.875%	2/28/27	8,238	7,664
United States Treasury Note/Bond	4.250%	3/15/27	9,807	9,761
United States Treasury Note/Bond	0.625%	3/31/27	3,963	3,545
United States Treasury Note/Bond	2.500%	3/31/27	6,975	6,603
United States Treasury Note/Bond	0.500%	4/30/27	4,290	3,810
United States Treasury Note/Bond	2.750%	4/30/27	5,620	5,352
United States Treasury Note/Bond	2.375%	5/15/27	10,931	10,284
United States Treasury Note/Bond	0.500%	5/31/27	6,605	5,849
United States Treasury Note/Bond	2.625%	5/31/27	8,160	7,733
United States Treasury Note/Bond	0.500%	6/30/27	6,505	5,746
United States Treasury Note/Bond	3.250%	6/30/27	9,864	9,526

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	0.375%	7/31/27	8,560	7,506
United States Treasury Note/Bond	2.750%	7/31/27	9,284	8,817
United States Treasury Note/Bond	2.250%	8/15/27	8,422	7,862
United States Treasury Note/Bond	6.375%	8/15/27	185	196
United States Treasury Note/Bond	0.500%	8/31/27	7,825	6,873
United States Treasury Note/Bond	3.125%	8/31/27	7,888	7,577
United States Treasury Note/Bond	0.375%	9/30/27	7,875	6,866
United States Treasury Note/Bond	4.125%	9/30/27	7,865	7,804
United States Treasury Note/Bond	0.500%	10/31/27	11,115	9,708
United States Treasury Note/Bond	4.125%	10/31/27	8,761	8,691
United States Treasury Note/Bond	2.250%	11/15/27	8,402	7,814
United States Treasury Note/Bond	6.125%	11/15/27	4,839	5,113
United States Treasury Note/Bond	0.625%	11/30/27	8,128	7,115
United States Treasury Note/Bond	3.875%	11/30/27	11,760	11,573
United States Treasury Note/Bond	0.625%	12/31/27	11,360	9,915
United States Treasury Note/Bond	3.875%	12/31/27	6,060	5,963
United States Treasury Note/Bond	0.750%	1/31/28	12,285	10,747
United States Treasury Note/Bond	3.500%	1/31/28	7,650	7,425
United States Treasury Note/Bond	2.750%	2/15/28	9,790	9,241
United States Treasury Note/Bond	1.125%	2/29/28	11,393	10,092
United States Treasury Note/Bond	4.000%	2/29/28	4,186	4,138
United States Treasury Note/Bond	1.250%	3/31/28	10,511	9,338
United States Treasury Note/Bond	3.625%	3/31/28	8,071	7,868
United States Treasury Note/Bond	1.250%	4/30/28	10,814	9,587
United States Treasury Note/Bond	3.500%	4/30/28	6,703	6,502
United States Treasury Note/Bond	2.875%	5/15/28	12,080	11,430
United States Treasury Note/Bond	1.250%	5/31/28	10,615	9,391
United States Treasury Note/Bond	3.625%	5/31/28	8,468	8,254
United States Treasury Note/Bond	1.250%	6/30/28	9,941	8,778
United States Treasury Note/Bond	4.000%	6/30/28	8,012	7,923
United States Treasury Note/Bond	1.000%	7/31/28	11,480	10,004
United States Treasury Note/Bond	4.125%	7/31/28	6,769	6,729
United States Treasury Note/Bond	2.875%	8/15/28	11,632	10,981
United States Treasury Note/Bond	5.500%	8/15/28	325	340
United States Treasury Note/Bond	1.125%	8/31/28	10,610	9,277
United States Treasury Note/Bond	4.375%	8/31/28	8,667	8,702
United States Treasury Note/Bond	1.250%	9/30/28	11,767	10,326
United States Treasury Note/Bond	4.625%	9/30/28	8,643	8,767
United States Treasury Note/Bond	1.375%	10/31/28	10,725	9,448
United States Treasury Note/Bond	4.875%	10/31/28	8,068	8,271
United States Treasury Note/Bond	3.125%	11/15/28	11,328	10,788
United States Treasury Note/Bond	5.250%	11/15/28	1,655	1,719
United States Treasury Note/Bond	1.500%	11/30/28	9,995	8,839
United States Treasury Note/Bond	4.375%	11/30/28	11,190	11,251
United States Treasury Note/Bond	1.375%	12/31/28	10,590	9,291
United States Treasury Note/Bond	3.750%	12/31/28	8,356	8,178
United States Treasury Note/Bond	1.750%	1/31/29	8,040	7,171
United States Treasury Note/Bond	4.000%	1/31/29	9,078	8,986
United States Treasury Note/Bond	2.625%	2/15/29	10,133	9,414
United States Treasury Note/Bond	1.875%	2/28/29	8,640	7,741
United States Treasury Note/Bond	4.250%	2/28/29	12,436	12,454
United States Treasury Note/Bond	2.375%	3/31/29	8,295	7,602
United States Treasury Note/Bond	4.125%	3/31/29	12,733	12,678
United States Treasury Note/Bond	2.875%	4/30/29	7,750	7,268
United States Treasury Note/Bond	2.375%	5/15/29	9,195	8,411
United States Treasury Note/Bond	2.750%	5/31/29	6,730	6,268
United States Treasury Note/Bond	3.250%	6/30/29	7,145	6,815
United States Treasury Note/Bond	2.625%	7/31/29	8,050	7,436

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.625%	8/15/29	7,070	6,204
United States Treasury Note/Bond	3.125%	8/31/29	5,835	5,523
United States Treasury Note/Bond	3.875%	9/30/29	4,525	4,445
United States Treasury Note/Bond	4.000%	10/31/29	5,925	5,855
United States Treasury Note/Bond	1.750%	11/15/29	4,541	3,998
United States Treasury Note/Bond	3.875%	11/30/29	8,703	8,545
United States Treasury Note/Bond	3.875%	12/31/29	4,879	4,791
United States Treasury Note/Bond	3.500%	1/31/30	4,790	4,609
United States Treasury Note/Bond	1.500%	2/15/30	9,619	8,266
United States Treasury Note/Bond	4.000%	2/28/30	4,540	4,486
United States Treasury Note/Bond	3.625%	3/31/30	4,725	4,574
United States Treasury Note/Bond	3.500%	4/30/30	5,295	5,088
United States Treasury Note/Bond	0.625%	5/15/30	14,554	11,752
United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,491
United States Treasury Note/Bond	3.750%	5/31/30	6,130	5,969
United States Treasury Note/Bond	3.750%	6/30/30	4,600	4,479
United States Treasury Note/Bond	4.000%	7/31/30	6,044	5,967
United States Treasury Note/Bond	0.625%	8/15/30	18,852	15,093
United States Treasury Note/Bond	4.125%	8/31/30	5,681	5,645
United States Treasury Note/Bond	4.625%	9/30/30	6,192	6,327
United States Treasury Note/Bond	4.875%	10/31/30	5,840	6,054
United States Treasury Note/Bond	0.875%	11/15/30	19,461	15,751
United States Treasury Note/Bond	4.375%	11/30/30	6,405	6,457
United States Treasury Note/Bond	3.750%	12/31/30	7,433	7,226
United States Treasury Note/Bond	4.000%	1/31/31	7,012	6,921
United States Treasury Note/Bond	1.125%	2/15/31	19,578	16,054
United States Treasury Note/Bond	5.375%	2/15/31	1,540	1,650
United States Treasury Note/Bond	4.250%	2/28/31	7,708	7,722
United States Treasury Note/Bond	4.125%	3/31/31	7,530	7,488
United States Treasury Note/Bond	1.625%	5/15/31	19,034	16,042
United States Treasury Note/Bond	1.250%	8/15/31	19,657	16,008
United States Treasury Note/Bond	1.375%	11/15/31	22,353	18,260
United States Treasury Note/Bond	1.875%	2/15/32	20,883	17,633
United States Treasury Note/Bond	2.875%	5/15/32	18,654	16,940
United States Treasury Note/Bond	2.750%	8/15/32	17,860	16,021
United States Treasury Note/Bond	4.125%	11/15/32	18,909	18,782
United States Treasury Note/Bond	3.500%	2/15/33	18,213	17,251
United States Treasury Note/Bond	3.375%	5/15/33	18,648	17,471
United States Treasury Note/Bond	3.875%	8/15/33	20,007	19,482
United States Treasury Note/Bond	4.500%	11/15/33	20,228	20,677
United States Treasury Note/Bond	4.000%	2/15/34	18,650	18,341
United States Treasury Note/Bond	4.500%	2/15/36	1,120	1,164
United States Treasury Note/Bond	4.750%	2/15/37	1,670	1,774
United States Treasury Note/Bond	5.000%	5/15/37	1,885	2,046
United States Treasury Note/Bond	4.375%	2/15/38	1,200	1,223
United States Treasury Note/Bond	4.500%	5/15/38	1,584	1,632
United States Treasury Note/Bond	3.500%	2/15/39	1,480	1,358
United States Treasury Note/Bond	4.250%	5/15/39	1,652	1,648
United States Treasury Note/Bond	4.500%	8/15/39	2,601	2,663
United States Treasury Note/Bond	4.375%	11/15/39	1,742	1,756
United States Treasury Note/Bond	4.625%	2/15/40	1,300	1,346
United States Treasury Note/Bond	1.125%	5/15/40	6,315	3,943
United States Treasury Note/Bond	4.375%	5/15/40	1,875	1,883
United States Treasury Note/Bond	1.125%	8/15/40	8,205	5,074
United States Treasury Note/Bond	3.875%	8/15/40	2,515	2,372
United States Treasury Note/Bond	1.375%	11/15/40	10,129	6,511
United States Treasury Note/Bond	4.250%	11/15/40	2,195	2,164
United States Treasury Note/Bond	1.875%	2/15/41	11,673	8,135

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	4.750%	2/15/41	2,556	2,673
United States Treasury Note/Bond	2.250%	5/15/41	10,495	7,754
United States Treasury Note/Bond	4.375%	5/15/41	1,904	1,900
United States Treasury Note/Bond	1.750%	8/15/41	13,291	8,965
United States Treasury Note/Bond	3.750%	8/15/41	2,140	1,969
United States Treasury Note/Bond	2.000%	11/15/41	11,218	7,867
United States Treasury Note/Bond	3.125%	11/15/41	2,701	2,268
United States Treasury Note/Bond	2.375%	2/15/42	9,361	6,959
United States Treasury Note/Bond	3.125%	2/15/42	2,081	1,741
United States Treasury Note/Bond	3.000%	5/15/42	1,720	1,407
United States Treasury Note/Bond	3.250%	5/15/42	7,780	6,613
United States Treasury Note/Bond	2.750%	8/15/42	2,895	2,272
United States Treasury Note/Bond	3.375%	8/15/42	6,047	5,223
United States Treasury Note/Bond	2.750%	11/15/42	4,646	3,635
United States Treasury Note/Bond	4.000%	11/15/42	6,122	5,766
United States Treasury Note/Bond	3.125%	2/15/43	3,380	2,798
United States Treasury Note/Bond	3.875%	2/15/43	6,349	5,869
United States Treasury Note/Bond	2.875%	5/15/43	4,440	3,526
United States Treasury Note/Bond	3.875%	5/15/43	6,186	5,710
United States Treasury Note/Bond	3.625%	8/15/43	4,680	4,162
United States Treasury Note/Bond	4.375%	8/15/43	6,470	6,395
United States Treasury Note/Bond	3.750%	11/15/43	2,454	2,219
United States Treasury Note/Bond	4.750%	11/15/43	4,515	4,684
United States Treasury Note/Bond	3.625%	2/15/44	5,452	4,835
United States Treasury Note/Bond	4.500%	2/15/44	2,550	2,565
United States Treasury Note/Bond	3.375%	5/15/44	3,869	3,300
United States Treasury Note/Bond	3.125%	8/15/44	5,596	4,581
United States Treasury Note/Bond	3.000%	11/15/44	5,702	4,564
United States Treasury Note/Bond	2.500%	2/15/45	6,755	4,937
United States Treasury Note/Bond	3.000%	5/15/45	3,682	2,935
United States Treasury Note/Bond	2.875%	8/15/45	4,641	3,610
United States Treasury Note/Bond	3.000%	11/15/45	840	666
United States Treasury Note/Bond	2.500%	2/15/46	4,765	3,443
United States Treasury Note/Bond	2.500%	5/15/46	4,692	3,382
United States Treasury Note/Bond	2.250%	8/15/46	6,111	4,178
United States Treasury Note/Bond	2.875%	11/15/46	2,765	2,129
United States Treasury Note/Bond	3.000%	2/15/47	4,690	3,687
United States Treasury Note/Bond	3.000%	5/15/47	3,973	3,119
United States Treasury Note/Bond	2.750%	8/15/47	5,672	4,242
United States Treasury Note/Bond	2.750%	11/15/47	5,833	4,356
United States Treasury Note/Bond	3.000%	2/15/48	6,979	5,457
United States Treasury Note/Bond	3.125%	5/15/48	7,184	5,741
United States Treasury Note/Bond	3.000%	8/15/48	7,360	5,740
United States Treasury Note/Bond	3.375%	11/15/48	7,625	6,369
United States Treasury Note/Bond	3.000%	2/15/49	7,744	6,033
United States Treasury Note/Bond	2.875%	5/15/49	7,525	5,721
United States Treasury Note/Bond	2.250%	8/15/49	6,969	4,645
United States Treasury Note/Bond	2.375%	11/15/49	6,432	4,402
United States Treasury Note/Bond	2.000%	2/15/50	8,667	5,425
United States Treasury Note/Bond	1.250%	5/15/50	10,341	5,288
United States Treasury Note/Bond	1.375%	8/15/50	11,571	6,107
United States Treasury Note/Bond	1.625%	11/15/50	12,196	6,887
United States Treasury Note/Bond	1.875%	2/15/51	13,054	7,861
United States Treasury Note/Bond	2.375%	5/15/51	13,225	8,974
United States Treasury Note/Bond	2.000%	8/15/51	12,950	8,021
United States Treasury Note/Bond	1.875%	11/15/51	12,140	7,273
United States Treasury Note/Bond	2.250%	2/15/52	9,667	6,358
United States Treasury Note/Bond	2.875%	5/15/52	10,830	8,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	8/15/52	10,798	8,385
	United States Treasury Note/Bond	4.000%	11/15/52	10,051	9,448
	United States Treasury Note/Bond	3.625%	2/15/53	10,358	9,092
	United States Treasury Note/Bond	3.625%	5/15/53	11,694	10,274
	United States Treasury Note/Bond	4.125%	8/15/53	11,138	10,706
	United States Treasury Note/Bond	4.750%	11/15/53	10,972	11,711
	United States Treasury Note/Bond	4.250%	2/15/54	9,325	9,171
					1,967,214
Agency Bonds and Notes (0.8%)
	Federal Farm Credit Banks Funding Corp.	4.250%	9/30/25	280	277
	Federal Farm Credit Banks Funding Corp.	5.125%	10/10/25	600	602
	Federal Farm Credit Banks Funding Corp.	4.375%	6/23/26	2,425	2,410
	Federal Farm Credit Banks Funding Corp.	4.500%	8/14/26	200	200
	Federal Home Loan Banks	0.500%	4/14/25	1,000	954
	Federal Home Loan Banks	4.625%	6/6/25	450	448
	Federal Home Loan Banks	0.375%	9/4/25	500	469
	Federal Home Loan Banks	4.500%	12/12/25	500	497
	Federal Home Loan Banks	4.625%	11/17/26	550	552
	Federal Home Loan Banks	1.250%	12/21/26	1,000	917
	Federal Home Loan Banks	4.125%	1/15/27	225	223
	Federal Home Loan Banks	4.000%	6/30/28	450	445
	Federal Home Loan Banks	3.250%	11/16/28	315	302
	Federal Home Loan Banks	5.500%	7/15/36	1,400	1,522
[1]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	1,500	1,414
[1]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	2,000	1,873
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	142
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,740
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	1,102	1,242
[1]	Federal National Mortgage Assn.	0.625%	4/22/25	1,000	955
[1]	Federal National Mortgage Assn.	0.500%	6/17/25	1,000	947
[1]	Federal National Mortgage Assn.	0.375%	8/25/25	2,000	1,877
[1]	Federal National Mortgage Assn.	0.500%	11/7/25	2,000	1,867
[1]	Federal National Mortgage Assn.	2.125%	4/24/26	575	546
[1]	Federal National Mortgage Assn.	1.875%	9/24/26	500	469
[1]	Federal National Mortgage Assn.	0.750%	10/8/27	1,000	883
[1]	Federal National Mortgage Assn.	6.250%	5/15/29	175	190
[1]	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,056
[1]	Federal National Mortgage Assn.	7.250%	5/15/30	300	347
[1]	Federal National Mortgage Assn.	0.875%	8/5/30	1,400	1,132
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	720	813
[1]	Federal National Mortgage Assn.	5.625%	7/15/37	275	304
	Private Export Funding Corp.	3.250%	6/15/25	50	49
	Private Export Funding Corp.	1.400%	7/15/28	175	154
	Tennessee Valley Authority	0.750%	5/15/25	200	191
	Tennessee Valley Authority	6.750%	11/1/25	134	138
	Tennessee Valley Authority	3.875%	3/15/28	375	368
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,146
	Tennessee Valley Authority	1.500%	9/15/31	550	446
	Tennessee Valley Authority	4.650%	6/15/35	175	175
	Tennessee Valley Authority	5.880%	4/1/36	250	278
	Tennessee Valley Authority	5.500%	6/15/38	100	107
	Tennessee Valley Authority	5.250%	9/15/39	512	533
	Tennessee Valley Authority	4.875%	1/15/48	100	99
	Tennessee Valley Authority	5.375%	4/1/56	50	53
	Tennessee Valley Authority	4.625%	9/15/60	180	169
	Tennessee Valley Authority	4.250%	9/15/65	200	175
					31,696

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities (19.9%)
[1,2]	Fannie Mae Pool	6.500%	9/1/32	9	9
[1,2]	Fannie Mae Pool	2.500%	12/1/51	489	406
[1,2]	Freddie Mac Gold Pool	4.500%	4/1/24–10/1/48	4,395	4,302
[1,2]	Freddie Mac Gold Pool	4.000%	6/1/24–11/1/48	9,023	8,570
[1,2]	Freddie Mac Gold Pool	7.000%	6/1/24–2/1/37	52	55
[1,2]	Freddie Mac Gold Pool	8.500%	7/1/24–11/1/30	2	2
[1,2]	Freddie Mac Gold Pool	5.000%	10/1/24–11/1/48	1,187	1,192
[1,2]	Freddie Mac Gold Pool	8.000%	11/1/24–7/1/30	1	2
[1,2]	Freddie Mac Gold Pool	7.500%	7/1/25–4/1/28	1	1
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	15,832	14,555
[1,2]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	9,679	8,805
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	3,519	3,289
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	1	1
[1,2]	Freddie Mac Gold Pool	5.500%	4/1/28–6/1/41	984	1,008
[1,2]	Freddie Mac Gold Pool	6.000%	7/1/28–3/1/39	754	770
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	203	188
[1,2]	Freddie Mac Pool	5.500%	3/1/53	345	344
[2]	Ginnie Mae	7.000%	4/18/54	210	214
[2]	Ginnie Mae I Pool	8.000%	8/15/24–10/15/30	6	6
[2]	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	991	942
[2]	Ginnie Mae I Pool	4.500%	10/15/24–3/15/41	1,053	1,037
[2]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	968	901
[2]	Ginnie Mae I Pool	7.000%	12/15/25–10/15/31	15	16
[2]	Ginnie Mae I Pool	7.500%	12/15/25–1/15/31	6	6
[2]	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	1,119	1,004
[2]	Ginnie Mae I Pool	6.500%	5/15/26–12/15/38	73	73
[2]	Ginnie Mae I Pool	6.000%	6/15/32–3/15/40	47	48
[2]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	725	729
[2]	Ginnie Mae II Pool	3.500%	9/20/25–6/20/53	25,605	23,658
[2]	Ginnie Mae II Pool	4.000%	9/20/25–11/20/53	17,913	17,004
[2]	Ginnie Mae II Pool	3.000%	2/20/27–6/20/52	32,955	29,419
[2]	Ginnie Mae II Pool	2.500%	6/20/27–5/20/52	34,002	29,092
[2,3]	Ginnie Mae II Pool	5.000%	12/20/32–4/18/54	18,429	18,197
[2,3]	Ginnie Mae II Pool	6.500%	12/20/35–4/18/54	7,720	7,895
[2]	Ginnie Mae II Pool	7.000%	8/20/36–2/20/54	2,633	2,698
[2]	Ginnie Mae II Pool	4.500%	2/20/39–8/20/53	17,192	16,654
[2]	Ginnie Mae II Pool	2.000%	8/20/50–1/20/52	33,532	27,503
[2]	Ginnie Mae II Pool	1.500%	12/20/51	983	773
[2,3]	Ginnie Mae II Pool	5.500%	10/20/52–4/18/54	17,147	17,177
[2,3]	Ginnie Mae II Pool	6.000%	12/20/52–4/18/54	13,035	13,172
[2]	Ginnie Mae II Pool	7.500%	12/20/53	248	256
[1,2,3]	UMBS Pool	4.000%	5/1/24–4/11/54	40,400	37,992
[1,2]	UMBS Pool	4.500%	5/1/24–2/1/54	33,012	31,813
[1,2]	UMBS Pool	5.000%	5/1/24–4/11/54	39,209	38,515
[1,2]	UMBS Pool	7.000%	5/1/24–4/11/54	6,465	6,682
[1,2]	UMBS Pool	7.500%	5/1/24–1/1/54	645	667
[1,2]	UMBS Pool	8.000%	9/1/24–11/1/30	1	1
[1,2]	UMBS Pool	8.500%	10/1/24–4/1/31	1	1
[1,2,3]	UMBS Pool	3.500%	9/1/25–4/11/54	44,733	40,807
[1,2,3]	UMBS Pool	6.000%	10/1/25–4/11/54	31,942	32,428
[1,2,3]	UMBS Pool	3.000%	11/1/25–11/1/53	80,296	70,708
[1,2,3]	UMBS Pool	2.500%	1/1/27–9/1/52	128,888	108,966
[1,2,3]	UMBS Pool	2.000%	11/1/27–4/11/54	184,452	150,198
[1,2,3]	UMBS Pool	5.500%	11/1/31–4/11/54	39,477	39,477
[1,2]	UMBS Pool	1.500%	7/1/35–4/1/52	43,833	35,194
[1,2,3]	UMBS Pool	6.500%	11/1/52–4/11/54	21,805	22,378
					867,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.155%	6.280%	12/1/37	13	13
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	6.438%	1/1/35	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.152%	12/1/41	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.310%	5.560%	9/1/37	16	16
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.433%	5.683%	7/1/36	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.465%	5.715%	10/1/37	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.475%	5.554%	3/1/43	22	23
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.527%	5.777%	10/1/37	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.558%	5.808%	9/1/43	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.804%	7/1/43	27	28
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.596%	5.671%	6/1/43	6	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.601%	5.851%	8/1/35	22	23
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.998%	2/1/36	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.127%	3/1/38	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.635%	5.885%	11/1/36	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.640%	5.890%	1/1/42	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.660%	5.910%	9/1/40	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.672%	5.854%	10/1/42	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.057%	1/1/37	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.940%	10/1/39–9/1/42	21	21
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.293%	5/1/40	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.695%	5.945%	7/1/39	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.698%	5.948%	8/1/40	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.699%	5.869%	8/1/39	12	12
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.075%	7/1/37	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.950%	12/1/40	5	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.702%	5.952%	10/1/42	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.705%	5.955%	11/1/39	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.736%	5.986%	9/1/34	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.740%	5.964%	9/1/43	9	9
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.742%	5.320%	5/1/42	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.744%	5.994%	12/1/33	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.747%	5.849%	7/1/41	17	18
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.000%	10/1/40	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.774%	5.878%	5/1/42	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.280%	2/1/41	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.784%	5.783%	7/1/42	6	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.794%	5.723%	3/1/42	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.795%	5.239%	3/1/42	9	9
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.100%	8/1/42	22	22
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.796%	5.966%	11/1/39	3	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.055%	11/1/41	12	12
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.807%	6.198%	3/1/41	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	11/1/33–12/1/40	10	10
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.063%	11/1/41–1/1/42	9	9
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	11/1/40–12/1/41	19	20
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	2/1/41	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	5.451%	5/1/41	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	5.565%	6/1/41	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.825%	4.575%	3/1/41	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.308%	4/1/41	10	10
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.080%	6/1/41	6	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.157%	1/1/40	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	5.210%	5/1/40	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.836%	6.143%	2/1/41	4	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.090%	12/1/39	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.090%	8/1/39	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.862%	6.061%	9/1/40	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.880%	5.958%	11/1/34	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.914%	5.289%	4/1/37	5	6
[1,2,4]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.809%	4/1/37	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.090%	8/1/37	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.375%	11/1/34	10	10
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.486%	2/1/36	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	5.375%	5/1/36	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.412%	6.534%	10/1/36	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.355%	5.020%	6/1/37	6	6
[1,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.625%	5.875%	1/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.890%	12/1/36	4	4
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.390%	5/1/42	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	5.910%	10/1/37	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	5.915%	12/1/34	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.073%	2/1/37	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/35	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	5.992%	12/1/36	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/40	6	6
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	5.125%	5/1/38	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.840%	6.137%	2/1/42	4	4
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.105%	5/1/37	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.357%	5/1/40	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	6/1/40–12/1/40	7	7
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.203%	1/1/41	7	7
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.380%	3/1/41	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.848%	6/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	5.598%	6/1/40	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.885%	6.278%	2/1/42	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.895%	6.145%	9/1/40	4	4
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.150%	6/1/40–11/1/40	7	8
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.218%	1/1/41	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.389%	2/1/41	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.410%	2/1/41	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.585%	3/1/38	2	2
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	7/20/38	2	2
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	10/20/38–12/20/42	49	49
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.750%	12/20/39–12/20/40	7	6
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	1/20/41–3/20/43	53	52
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	4/20/41–6/20/43	36	35
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.250%	11/20/40	1	1
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	2	2
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.000%	5/20/41	3	3
					706
Total U.S. Government and Agency Obligations (Cost $3,178,561)					2,867,416
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
[2]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	98	97
[2]	Ally Auto Receivables Trust Class A3 Series 2022-2	4.760%	5/17/27	150	149
[2]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	53	53
[2]	Ally Auto Receivables Trust Class A4 Series 2022-2	4.870%	4/17/28	50	50
[2]	Ally Auto Receivables Trust Class A4 Series 2023-1	5.270%	11/15/28	16	16
[2]	American Express Credit Account Master Trust Class A Series 2021-1	0.900%	11/15/26	425	413
[2]	American Express Credit Account Master Trust Class A Series 2022-2	3.390%	5/15/27	750	735
[2]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	425	417
[2]	American Express Credit Account Master Trust Class A Series 2023-1	4.870%	5/15/28	275	274
[2]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/30	75	75
[2]	American Express Credit Account Master Trust Class A Series 2023-3	5.230%	9/15/28	200	201
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	200	203
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	2	2
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	50	50
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2020-3	0.760%	12/18/25	4	4
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2021-1	0.680%	10/19/26	10	10
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2021-1	0.890%	10/19/26	25	24
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2023-1	5.800%	12/18/28	25	25
[2]	BA Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	35	35
[2]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	150	147
[2]	BA Credit Card Trust Class A1 Series 2023-A1	4.790%	5/15/28	200	199
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	73

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	17	17
[2]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/60	20	20
[2]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	66	63
[2,4]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/61	100	96
[2]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/61	75	66
[2]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/62	170	151
[2]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	180	161
[2]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	150	134
[2,4]	BANK Class A3 Series 2023-5YR2	6.656%	7/15/56	100	105
[2,4]	BANK Class A3 Series 2023-5YR3	6.724%	9/15/56	50	53
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	50	47
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	94
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	138
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	142
[2,4]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	125	121
[2]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/61	50	48
[2,4]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	100	96
[2,4]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	110	107
[2]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	125	119
[2]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	100	94
[2]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	100	90
[2]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/62	290	260
[2]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/63	175	150
[2]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/63	50	41
[2]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/53	50	40
[2]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/53	75	60
[2]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/54	50	41
[2]	BANK Class A4 Series 2023-BNK46	5.745%	8/15/56	100	105
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	142
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	382
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	71
[2]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/61	250	237
[2,4]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/61	25	24
[2]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/52	100	88
[2]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/63	200	174
[2]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/63	150	124
[2]	BANK Class A5 Series 2021-BN32	2.643%	4/15/54	75	64
[2]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/64	50	42
[2]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/63	150	122
[2]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/64	100	83
[2]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/64	125	105
[2,4]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/64	125	105
[2]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	175	167
[2]	BANK Class A5 Series 2023-BNK45	5.203%	2/15/56	50	50
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	93
[2,4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	379
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	70
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	23
[2,4]	BANK Class AS Series 2018-BNK10	3.898%	2/15/61	50	47
[2,4]	BANK Class AS Series 2018-BNK12	4.344%	5/15/61	50	47
[2,4]	BANK Class AS Series 2018-BNK14	4.481%	9/15/60	25	24
[2]	BANK Class AS Series 2019-BNK17	3.976%	4/15/52	25	23
[2,4]	BANK Class AS Series 2019-BNK18	3.826%	5/15/62	50	44
[2]	BANK Class AS Series 2019-BNK21	3.093%	10/17/52	75	65
[2]	BANK Class AS Series 2019-BNK23	3.203%	12/15/52	75	66
[2,4]	BANK Class AS Series 2019-BNK24	3.283%	11/15/62	75	67
[2]	BANK Class AS Series 2020-BNK25	2.841%	1/15/63	65	56

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BANK Class AS Series 2020-BNK26	2.687%	3/15/63	55	46
[2]	BANK Class AS Series 2020-BNK27	2.551%	4/15/63	50	41
[2,4]	BANK Class AS Series 2021-BNK31	2.211%	2/15/54	25	20
[2,4]	BANK Class AS Series 2021-BNK36	2.695%	9/15/64	50	41
[2,4]	BANK Class AS Series 2023-5YR2	7.140%	7/15/56	25	27
[2,4]	BANK Class AS Series 2023-5YR3	7.315%	9/15/56	50	54
[2,4]	BANK Class AS Series 2023-BNK45	5.651%	2/15/56	25	25
[2]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/61	39	38
[2,4]	BANK Class C Series 2017-BNK8	4.094%	11/15/50	50	38
[2,4]	BANK Class C Series 2019-BNK19	4.029%	8/15/61	35	27
[2]	Bank of America Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	26
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	68
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	250	232
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	135
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	247
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	22
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	89
[2]	Barclays Dryrock Issuance Trust Class A Series 2022-1	3.070%	2/15/28	100	98
[2]	Barclays Dryrock Issuance Trust Class A Series 2023-1	4.720%	2/15/29	275	273
[2]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/57	320	332
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	125	119
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	88
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	121
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	42
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	104
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	50	42
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/54	100	85
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	126
[2,4]	BBCMS Mortgage Trust Class A5 Series 2022-C14	2.946%	2/15/55	200	172
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C19	5.451%	4/15/56	50	51
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C20	5.576%	7/15/56	25	26
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C21	6.000%	9/15/56	100	107
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/56	50	57
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/57	50	51
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	95

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	30
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C19	6.070%	4/15/56	25	26
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C20	5.973%	7/15/56	25	26
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C21	6.296%	9/15/56	50	53
[2]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	128
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B2	3.662%	2/15/51	24	23
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B3	3.848%	4/10/51	17	17
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	50	46
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	103
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V2	5.812%	5/15/55	75	77
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.363%	7/15/56	20	21
[2]	Benchmark Mortgage Trust Class A3 Series 2024-V5	5.805%	1/10/57	50	51
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	72
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	47
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	169
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	75
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	251
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	94
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	305
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	214
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	335
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	118
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	202
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	200
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	98
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	88
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	83
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	80
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	102
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	81
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	104
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	102
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	40
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	62
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/54	100	82
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/54	50	42
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/54	200	169
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/55	275	229
[2]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/55	75	67
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/55	50	44
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	100	96
[2]	Benchmark Mortgage Trust Class A5 Series 2023-B39	5.754%	7/15/56	175	184
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	46
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	70
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	46
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	21
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	139
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	23
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	47
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	67
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	25
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	20
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	8
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	37
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	58
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	21
[2,4]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.410%	1/15/55	75	61
[2]	Benchmark Mortgage Trust Class AS Series 2023-B39	6.250%	7/15/56	50	53
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V2	6.537%	5/15/55	25	26
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V3	7.097%	7/15/56	60	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	BMO Mortgage Trust Class A3 Series 2023-5C1	6.534%	8/15/56	400	420
[2]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	50	51
[2,4]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/55	50	44
[2]	BMO Mortgage Trust Class A5 Series 2022-C3	5.313%	9/15/54	200	203
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C4	5.117%	2/15/56	50	50
[2]	BMO Mortgage Trust Class A5 Series 2023-C5	5.765%	6/15/56	50	52
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C6	5.956%	9/15/56	100	106
[2]	BMO Mortgage Trust Class A5 Series 2023-C7	6.160%	12/15/56	300	324
[2,4]	BMO Mortgage Trust Class A5 Series 2024-C8	5.598%	3/15/57	445	463
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C1	7.118%	8/15/56	300	316
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C1	6.550%	9/15/56	40	43
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C2	7.244%	11/15/56	200	214
[2,4]	BMO Mortgage Trust Class AS Series 2023-C5	6.162%	6/15/56	25	26
[2,4]	BMO Mortgage Trust Class AS Series 2023-C7	6.674%	12/15/56	200	217
[2]	BMW Vehicle Lease Trust Class A3 Series 2023-1	5.160%	11/25/25	50	50
[2]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	25	25
[2]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	100	100
[2]	BMW Vehicle Lease Trust Class A4 Series 2023-1	5.070%	6/25/26	25	25
[2]	BMW Vehicle Lease Trust Class A4 Series 2023-2	5.980%	2/25/27	25	25
[2]	BMW Vehicle Lease Trust Class A4 Series 2024-1	5.000%	6/25/27	50	50
[2]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	20	20
[2]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/28	25	25
[2]	BMW Vehicle Owner Trust Class A4 Series 2023-A	5.250%	11/26/29	7	7
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	118
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	114
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	122
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	50
[2]	Capital One Multi-Asset Execution Trust Class A Series 2022-A2	3.490%	5/15/27	400	392
[2]	Capital One Multi-Asset Execution Trust Class A Series 2023-A1	4.420%	5/15/28	300	296
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2021-A1	0.550%	7/15/26	200	197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2022-A1	2.800%	3/15/27	400	390
[2]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/30	450	390
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	300	281
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	400	389
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	59	57
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-1	3.170%	4/15/27	99	97
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	75	74
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2023-1	4.870%	2/15/28	25	25
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/27	50	48
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	25	25
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.500%	8/15/25	32	32
[2]	CarMax Auto Owner Trust Class A3 Series 2021-1	0.340%	12/15/25	10	10
[2]	CarMax Auto Owner Trust Class A3 Series 2021-2	0.520%	2/17/26	28	28
[2]	CarMax Auto Owner Trust Class A3 Series 2021-4	0.560%	9/15/26	55	54
[2]	CarMax Auto Owner Trust Class A3 Series 2022-1	1.470%	12/15/26	70	68
[2]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	83	82
[2]	CarMax Auto Owner Trust Class A3 Series 2023-1	4.750%	10/15/27	100	99
[2]	Carmax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	75	75
[2]	CarMax Auto Owner Trust Class A3 Series 2023-3	5.280%	5/15/28	40	40
[2]	CarMax Auto Owner Trust Class A3 Series 2024-1	4.920%	10/16/28	50	50
[2]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	12	12
[2]	CarMax Auto Owner Trust Class A4 Series 2020-4	0.630%	6/15/26	25	24
[2]	CarMax Auto Owner Trust Class A4 Series 2021-2	0.810%	12/15/26	25	24
[2]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/27	50	47
[2]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	25	25
[2]	Carmax Auto Owner Trust Class A4 Series 2023-2	5.010%	11/15/28	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2023-3	5.260%	2/15/29	20	20
[2]	CarMax Auto Owner Trust Class A4 Series 2023-4	5.960%	5/15/29	50	51
[2]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	42	40
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	40	35

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	138
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	93
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	133
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	71
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	393
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	117
[2]	CD Mortgage Trust Class AAB Series 2017-CD3	3.453%	2/10/50	14	13
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	68
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	26
[2]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	37	35
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	9	9
[2]	CenterPoint Energy Transition Bond Co. IV LLC Class A3 Series 2012-1	3.028%	10/15/25	83	82
[2]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	120
[2,4]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	233
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	143
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	47
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	95
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	233
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	47
[2]	Chase Issuance Trust Class A Series 2022-A1	3.970%	9/15/27	100	98
[2]	Chase Issuance Trust Class A Series 2023-A1	5.160%	9/15/28	120	121
[2]	Chase Issuance Trust Class A Series 2023-A2	5.080%	9/15/30	100	101
[2]	Chase Issuance Trust Class A Series 2024-A1	4.620%	1/16/29	200	199
[2]	Chase Issuance Trust Class A Series 2024-A2	4.720%	1/15/31	100	100
[2]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3	6.150%	6/15/39	100	108
[2]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/30	200	193
[2]	Citigroup Commercial Mortgage Trust Class A2 Series 2018-B2	3.788%	3/10/51	25	25
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	142
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/50	85	79
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	100	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	175	173
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC29	3.192%	4/10/48	175	170
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	100	97
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC33	3.778%	9/10/58	100	96
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	119
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	48
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	70
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	236
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	262
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	241
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	15	14
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	225	221
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	454
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	199
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	96
[2,4]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.580%	5/15/54	75	73
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	21	20
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2015-GC27	3.571%	2/10/48	100	98
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	45
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	39
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC21	4.328%	5/10/47	50	47
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	84	81
[2]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	47	46
[2]	CNH Equipment Trust Class A3 Series 2023-A	4.810%	8/15/28	50	50
[2]	CNH Equipment Trust Class A3 Series 2023-B	5.600%	2/15/29	50	51
[2]	CNH Equipment Trust Class A3 Series 2024-A	4.770%	6/15/29	50	50
[2]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	4	4
[2]	COMM Mortgage Trust Class A3 Series 2014-CR21	3.528%	12/10/47	144	141
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	33
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	COMM Mortgage Trust Class A4 Series 2014-CR20	3.590%	11/10/47	50	49
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS3	3.819%	6/10/47	100	99
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS5	3.838%	9/10/47	125	124
[2]	COMM Mortgage Trust Class A4 Series 2015-CR23	3.497%	5/10/48	100	98
[2]	COMM Mortgage Trust Class A4 Series 2015-CR24	3.432%	8/10/48	154	150
[2]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	125	122
[2]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	218
[2]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	125	121
[2]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	125	122
[2]	COMM Mortgage Trust Class A4 Series 2016-CR28	3.762%	2/10/49	150	145
[2]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	31	31
[2]	COMM Mortgage Trust Class A5 Series 2014-CR19	3.796%	8/10/47	175	174
[2]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	50	49
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	125	124
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS6	3.644%	12/10/47	225	221
[2]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	150	146
[2]	COMM Mortgage Trust Class A5 Series 2015-DC1	3.350%	2/10/48	75	73
[2]	COMM Mortgage Trust Class A5 Series 2015-PC1	3.902%	7/10/50	100	98
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	103
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	23	20
[2]	COMM Mortgage Trust Class AM Series 2014-CR16	4.278%	4/10/47	75	73
[2]	COMM Mortgage Trust Class AM Series 2014-CR19	4.080%	8/10/47	50	49
[2]	COMM Mortgage Trust Class AM Series 2014-UBS4	3.968%	8/10/47	44	41
[2]	COMM Mortgage Trust Class AM Series 2014-UBS6	4.048%	12/10/47	50	48
[2,4]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	100	95
[2]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	5/10/48	50	49
[2]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	50	49
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	44
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS6	3.387%	12/10/47	14	14
[2]	COMM Mortgage Trust Class ASB Series 2015-CR23	3.257%	5/10/48	16	16

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	COMM Mortgage Trust Class ASB Series 2015-CR27	3.404%	10/10/48	39	38
[2]	COMM Mortgage Trust Class ASB Series 2015-LC19	3.040%	2/10/48	3	3
[2]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	41	40
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	14
[2,4]	COMM Mortgage Trust Class B Series 2014-CR15	3.956%	2/10/47	15	15
[2]	COMM Mortgage Trust Class B Series 2014-CR17	4.377%	5/10/47	25	24
[2]	COMM Mortgage Trust Class B Series 2014-UBS2	4.701%	3/10/47	3	3
[2,4]	COMM Mortgage Trust Class C Series 2014-CR15	4.006%	2/10/47	50	47
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	248
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	209
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C1	3.505%	4/15/50	100	98
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	150	146
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	100	97
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	200	194
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	139
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	24
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	212
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	188
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	137
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	46
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	262
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	75	73
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	75	73
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	41
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C3	3.448%	8/15/48	15	15
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	14	14
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	4.044%	4/15/50	50	46
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.100%	8/15/48	50	46
[2]	Daimler Trucks Retail Trust Class A3 Series 2022-1	5.230%	2/17/26	48	48
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	94

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	72
[2]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	94
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	93
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	50	41
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	45
[2]	Discover Card Execution Note Trust Class A Series 2022-A2	3.320%	5/15/27	400	391
[2]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	225	225
[2]	Discover Card Execution Note Trust Class A Series 2023-A1	4.310%	3/15/28	300	296
[2]	Discover Card Execution Note Trust Class A Series 2023-A2	4.930%	6/15/28	275	274
[2]	Discover Card Execution Note Trust Class A1 Series 2021-A1	0.580%	9/15/26	175	171
[2]	Discover Card Execution Note Trust Class A1 Series 2022-A1	1.960%	2/15/27	200	194
[2]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	150	136
[2]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	400	391
[2]	Drive Auto Receivables Trust Class C Series 2021-1	1.020%	6/15/27	1	1
[2]	Drive Auto Receivables Trust Class C Series 2021-2	0.870%	10/15/27	14	14
[2]	Drive Auto Receivables Trust Class D Series 2021-2	1.390%	3/15/29	50	48
[2]	Exeter Automobile Receivables Trust Class B Series 2022-2A	3.650%	10/15/26	12	12
[2]	Exeter Automobile Receivables Trust Class B Series 2023-1A	5.720%	4/15/27	25	25
[2]	Exeter Automobile Receivables Trust Class B Series 2023-4A	6.310%	10/15/27	20	20
[2]	Exeter Automobile Receivables Trust Class C Series 2021-3A	0.960%	10/15/26	27	27
[2]	Exeter Automobile Receivables Trust Class C Series 2022-2A	3.850%	7/17/28	50	49
[2]	Exeter Automobile Receivables Trust Class C Series 2023-1A	5.820%	2/15/28	25	25
[2]	Exeter Automobile Receivables Trust Class C Series 2023-4A	6.510%	8/15/28	20	20
[2]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/27	35	33
[2]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/28	50	48
[2]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/28	25	24
[1,2,4]	Fannie Mae-Aces Class 1A Series 2014-M7	3.246%	6/25/24	93	92
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	29	26
[1,2,4]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.626%	3/25/33	200	155
[1,2]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/31	100	87
[1,2]	Fannie Mae-Aces Class A Series 2015-M2	2.620%	12/25/24	123	121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M13	3.021%	8/25/24	84	84
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M8	3.056%	6/25/24	44	44
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M9	3.103%	7/25/24	88	87
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M1	2.532%	9/25/24	186	184
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	66	63
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M12	2.798%	5/25/25	134	130
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	133	129
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M3	2.723%	10/25/24	58	57
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M7	2.590%	12/25/24	116	113
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M8	2.900%	1/25/25	80	78
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	232	219
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.444%	9/25/26	229	216
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M13	2.518%	9/25/26	54	51
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	57	55
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	60	57
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	175	167
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	40	38
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	282	267
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M1	2.417%	10/25/26	146	138
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.060%	6/25/27	191	182
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.812%	11/25/27	55	52
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M2	2.825%	2/25/27	120	114
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M4	2.552%	12/25/26	135	127
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	3.069%	4/25/29	43	40
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	206	196
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	397	378
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.357%	7/25/28	125	119
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.630%	8/25/30	50	47
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.739%	9/25/30	155	148
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.581%	8/25/28	166	159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M2	2.905%	1/25/28	380	359
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M3	3.069%	2/25/30	62	57
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.064%	3/25/28	125	118
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.032%	3/25/28	91	85
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.547%	9/25/28	174	166
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	392	362
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	238	213
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.624%	11/25/28	181	173
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/29	334	300
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M4	3.610%	2/25/31	274	256
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	194	183
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	190	177
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/29	286	265
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	846
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	243	207
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	83
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M42	1.270%	7/25/30	10	8
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	250	208
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	110	96
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.316%	10/25/30	275	227
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.390%	11/25/30	60	49
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.458%	3/25/31	225	182
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M13	1.602%	4/25/31	50	41
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M19	1.739%	10/25/31	275	223
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.469%	11/25/30	50	41
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.245%	1/25/31	225	182
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1	1.668%	10/25/31	325	262
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M10	1.938%	1/25/32	225	184
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1G	1.532%	9/25/31	75	61
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M3	1.707%	11/25/31	100	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/30	150	131
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M8	1.937%	12/25/31	150	123
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M1S	4.507%	4/25/33	140	138
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M6	4.190%	7/25/28	140	137
[1,2,4]	Fannie mae-Aces Class A2 Series 2023-M8	4.471%	3/25/33	50	49
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2017-M15	3.155%	11/25/27	233	222
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M10	2.584%	7/25/24	49	49
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 Series K-160	4.500%	8/25/33	200	197
[1,2]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 Series K-161	4.900%	10/25/33	100	102
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 Series K510	5.069%	10/25/28	100	101
[1,2]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 Series K753	4.400%	10/25/30	200	197
[2]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	100	101
[2]	Fifth Third Auto Trust Class A4 Series 2023-1	5.520%	2/17/31	20	20
[2]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	50	51
[2]	Ford Credit Auto Lease Trust Class A3 Series 2023-A	4.940%	3/15/26	50	50
[2]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	100	101
[2]	Ford Credit Auto Lease Trust Class A4 Series 2023-A	4.830%	5/15/26	25	25
[2]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	50	50
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-C	0.410%	7/15/25	5	5
[2]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.300%	8/15/25	19	19
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-A	1.290%	6/15/26	30	29
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	67	66
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-C	4.480%	12/15/26	100	99
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	50	50
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	50	50
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-C	5.530%	9/15/28	100	101
[2]	Ford Credit Auto Owner Trust Class A3 Series 2024-A	5.090%	12/15/28	200	201
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-C	0.510%	8/15/26	25	24
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.490%	9/15/26	50	48

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ford Credit Auto Owner Trust Class A4 Series 2022-C	4.590%	12/15/27	100	99
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-A	4.560%	12/15/28	25	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-C	5.490%	5/15/29	50	51
[2]	Ford Credit Auto Owner Trust Class A4 Series 2024-A	5.010%	9/15/29	260	261
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/30	100	96
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-2	3.060%	4/15/26	150	150
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	185	182
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	150	141
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K040	2.768%	4/25/24	3	3
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K042	2.267%	6/25/24	2	2
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K047	2.827%	12/25/24	1	1
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	73	71
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	72	70
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/30	23	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/30	14	12
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	44	38
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K143	2.711%	4/25/55	99	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K-1520	2.007%	7/25/35	49	40
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K039	3.303%	7/25/24	186	185
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K040	3.241%	9/25/24	275	272
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.171%	10/25/24	270	267
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K042	2.670%	12/25/24	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K043	3.062%	12/25/24	147	145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K045	3.023%	1/25/25	153	150
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K046	3.205%	3/25/25	175	171
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K047	3.329%	5/25/25	175	171
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K048	3.284%	6/25/25	325	318
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	125	122
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	200	195
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	125	122
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	75	73
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	150	143
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	95
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	288
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	415
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	143
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	478
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	119
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	200	191
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	72
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	215
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	96
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	120
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	145
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	340
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	97
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	24
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	170
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	340
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	73
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	1,658
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/28	275	265
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	219
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	385
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	264
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	190
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	428
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	212
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	400	371
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	254
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	252
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	203
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	404

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	190
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	333
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	315
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	271
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/30	445	393
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/30	95	82
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,133
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	85
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	127
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	358
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	103
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	264
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	331
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	247
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/30	175	145
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	144
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	124
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	213
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	363
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	212
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	336
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/31	150	124
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/31	400	333
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/31	100	84
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/31	200	168
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/31	200	170
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/31	125	105
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/32	150	129
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/32	100	84
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	3/25/32	100	85
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/32	700	644
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1510	3.718%	1/25/31	75	71
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1511	3.470%	3/25/31	100	93
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1514	2.859%	10/25/34	225	189
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1515	1.940%	2/25/35	150	115
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1516	1.721%	5/25/35	225	163
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	7/25/35	25	18
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1518	1.860%	10/25/35	100	74

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1519	2.013%	12/25/35	100	75
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	91
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1520	2.438%	2/25/36	200	157
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	150	113
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1522	2.361%	10/25/36	150	115
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	95
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	75	74
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	72
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-157	4.200%	5/25/33	175	169
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/30	100	95
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/30	50	48
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-159	4.500%	7/25/33	140	138
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K505	4.819%	6/25/28	140	140
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K506	4.650%	8/25/28	100	100
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K507	4.800%	9/25/28	100	100
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K508	4.740%	8/25/28	150	150
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K509	4.850%	9/25/28	100	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K511	4.860%	10/25/28	50	50
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K512	5.000%	11/25/28	50	51
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K513	4.724%	12/25/28	100	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K515	5.400%	1/25/29	150	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	150	155
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K517	5.355%	1/25/29	200	205
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K518	5.400%	1/25/29	200	206
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K726	2.905%	4/25/24	19	19
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K727	2.946%	7/25/24	138	137
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K728	3.064%	8/25/24	211	209
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K729	3.136%	10/25/24	764	753
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K730	3.590%	1/25/25	261	257
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K731	3.600%	2/25/25	194	191
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	375	364
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	488	469
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	92
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	23
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	180
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	111
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/28	98	87
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/28	50	44
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/28	150	134
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/28	125	112
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/30	150	148
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K752	4.284%	7/25/30	140	137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K754	4.940%	11/25/30	100	101
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KC02	3.370%	7/25/25	148	145
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	200	193
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1510	3.794%	1/25/34	395	365
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1511	3.542%	3/25/34	225	204
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	335	281
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	45
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	185
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	70
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K749	2.120%	4/25/29	50	44
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-1	1.900%	3/20/25	24	24
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-2	3.420%	6/20/25	35	35
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-3	4.010%	9/22/25	70	69
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	25	25
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	50	50
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	25	25
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	75	75
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2023-1	5.160%	1/20/27	25	25
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2024-1	5.090%	2/22/28	25	25
[2]	GM Financial Automobile Leasing Trust Class B Series 2023-1	5.510%	1/20/27	25	25
[2]	GM Financial Automobile Leasing Trust Class B Series 2023-2	5.540%	5/20/27	25	25
[2]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-4	0.380%	8/18/25	3	3
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-1	0.350%	10/16/25	7	7
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	16	16
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	42	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	44	43
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-1	1.260%	11/16/26	34	33
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-2	3.100%	2/16/27	45	45
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	50	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-4	4.820%	8/16/27	125	124
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/28	50	50
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	50	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	30	30
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-4	5.780%	8/16/28	50	51
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-3	0.580%	1/16/26	21	20
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-1	0.540%	5/17/27	250	242
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	25	24
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	50	47
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-2	4.430%	10/16/28	50	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-3	5.340%	12/18/28	18	18
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-4	5.710%	2/16/29	50	51
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	140
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	150	146
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	50	49
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	95
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	71
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	187
[2,4]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	71
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	141
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	244
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	91
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	136
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/10/52	275	245
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	113
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	125	124
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	225	221
[2]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	150	148
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	110
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	64
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	99
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC26	3.365%	11/10/47	7	7
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC32	3.513%	7/10/48	30	29
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC34	3.278%	10/10/48	39	38
[2]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	50	48
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	47
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	46
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/50	100	93
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	64
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/10/52	50	44
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	30
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	19
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.500%	9/10/47	25	23
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	46
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	8
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	45	44
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	18	18
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-A	5.050%	12/15/27	50	50
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-B	5.690%	8/15/28	50	50
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/30	25	24
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-A	4.970%	6/17/30	50	50
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-B	5.780%	4/15/31	50	51
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-1	0.270%	4/21/25	6	6
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-2	0.330%	8/15/25	27	26
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	28	28

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	0.880%	1/21/26	54	53
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-1	1.880%	5/15/26	40	39
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	50	49
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	50	50
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	25	25
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	100	100
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	200	202
[2]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	100	100
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2021-1	0.420%	1/21/28	50	49
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	25	25
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2023-3	5.300%	12/18/29	20	20
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-A	0.380%	9/15/25	8	8
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	27	26
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	75	74
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	43	43
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-C	5.540%	10/16/28	50	51
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	2	2
[2]	Hyundai Auto Receivables Trust Class A4 Series 2021-A	0.620%	5/17/27	25	24
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-A	4.480%	7/17/28	25	25
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-B	5.310%	8/15/29	13	13
[2]	John Deere Owner Trust Class A3 Series 2021-B	0.520%	3/16/26	45	44
[2]	John Deere Owner Trust Class A3 Series 2022-C	5.090%	6/15/27	175	174
[2]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	50	50
[2]	John Deere Owner Trust Class A3 Series 2023-B	5.180%	3/15/28	50	50
[2]	John Deere Owner Trust Class A3 Series 2023-C	5.480%	5/15/28	120	121
[2]	John Deere Owner Trust Class A4 Series 2022-C	5.200%	9/17/29	50	50
[2]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-B	5.110%	5/15/30	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-C	5.390%	8/15/30	20	20
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	94

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2014-C20	3.805%	7/15/47	21	21
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	73
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	234
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	70
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	89	86
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C22	3.801%	9/15/47	175	173
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	175	172
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	59	57
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C28	3.227%	10/15/48	125	122
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	5/15/48	100	97
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	80
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	12	12
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C21	3.775%	8/15/47	22	22
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	85	84
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	50	49
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	200	196
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C30	3.822%	7/15/48	100	96
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	119
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	25	25
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C19	4.243%	4/15/47	42	42
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	50	47
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	49
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	70
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C25	4.065%	11/15/47	50	46
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	50	48
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	50	48
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	48
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C27	3.017%	2/15/48	20	20
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C29	3.304%	5/15/48	10	10
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C30	3.559%	7/15/48	21	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	8/15/48	14	14
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	33	32
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/17/49	26	25
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.694%	2/15/47	30	28
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	47
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	180
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	380
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	93
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	100	93
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	90
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	22
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	71
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	213
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	149
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	70
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	40
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	47
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	46
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	23
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	75	75
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2023-A	4.710%	2/15/29	50	50
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2021-1	0.460%	6/15/26	32	31
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/27	75	74
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-2	5.950%	11/15/28	50	51
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2024-1	4.800%	4/16/29	150	149
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2020-1	0.770%	10/15/26	6	6
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-2	6.010%	1/15/31	50	52
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	117
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	75	74
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	200	196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C21	3.338%	3/15/48	100	97
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C22	3.306%	4/15/48	75	73
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	125	122
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	75	73
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	73
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	216
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	140
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	51	50
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	75	73
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C26	3.531%	10/15/48	75	73
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	187
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	233
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	142
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	94
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C19	3.326%	12/15/47	3	3
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C20	3.069%	2/15/48	4	4
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C22	3.040%	4/15/48	14	14
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C23	3.398%	7/15/50	9	9
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	30	30
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C26	3.323%	10/15/48	18	18
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C27	3.557%	12/15/47	12	12
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	24	24
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.354%	6/15/47	50	47
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C18	4.414%	10/15/47	50	49
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	48
[2]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	50	47
[2]	Morgan Stanley Capital I Trust Class A3 Series 2016-UBS9	3.329%	3/15/49	25	24
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	50	47
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	154
[2]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	72

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	93
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	186
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	188
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	230
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	141
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	177
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	54
[2,4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	62
[2]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	141
[2]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/54	150	126
[2,4]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.794%	4/15/55	150	136
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	77
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	23
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	21
[2]	MSWF Commercial Mortgage Trust Class A5 Series 2023-1	5.752%	5/15/56	100	105
[2,4]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/56	50	53
[2,4]	MSWF Commercial Mortgage Trust Class AS Series 2023-1	6.199%	5/15/56	50	52
[2]	Nissan Auto Lease Trust Class A3 Series 2023-A	4.910%	1/15/26	50	50
[2]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	25	25
[2]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	50	50
[2]	Nissan Auto Lease Trust Class A4 Series 2023-A	4.800%	7/15/27	25	25
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2021-A	0.330%	10/15/25	32	32
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-A	1.860%	8/17/26	39	38
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-B	4.460%	5/17/27	75	74
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	100	100
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	50	47
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/29	25	24
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-B	5.960%	10/15/30	200	205
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-1	4.880%	4/15/27	150	150
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	40	40
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-5	6.020%	9/15/28	100	101
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-1	2.360%	8/17/26	26	26
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	50	49
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-1	4.980%	2/15/28	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-2	5.240%	5/15/28	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-3	5.610%	7/17/28	20	20
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-4	5.770%	12/15/28	20	20
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-5	6.160%	12/17/29	50	51
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-3	0.950%	9/15/27	8	8
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-4	1.260%	2/16/27	35	34
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-1	2.560%	4/17/28	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	50	48
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-2	5.470%	12/16/30	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-3	5.770%	11/15/30	20	20
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-4	6.040%	12/15/31	60	61
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-5	6.430%	2/18/31	50	52
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	56	54
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-3	1.330%	9/15/27	50	48
[2]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	200	196
[2]	Synchrony Card Funding LLC Class A Series 2023-A1	5.540%	7/15/29	75	76
[2]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	200	203
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	0.260%	5/15/25	3	4
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-B	0.260%	11/17/25	92	90
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.430%	1/15/26	56	54
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-D	0.710%	4/15/26	56	54
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-B	2.930%	9/15/26	65	64
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	50	49
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-A	4.630%	9/15/27	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	50	50
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	50	50
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-D	5.540%	8/15/28	50	51
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	100	100
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	0.390%	6/15/26	25	24
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-D	0.470%	1/15/26	16	16
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	50	48
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-B	4.660%	9/15/28	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-D	5.490%	3/15/29	50	51
[2]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	91	85
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	120	114
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	93
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	141
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	163
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	138
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	141
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	165
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	71
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	212
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	119
[2,4]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	257
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	91
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	111
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	66
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	92
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	119
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	96
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	47
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	70
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	57
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	92
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	70
[2]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	23
[2]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	550	546
[2]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	350	341
[2]	Verizon Master Trust Class A Series 2022-2	1.530%	7/20/28	150	145
[2]	Verizon Master Trust Class A Series 2022-4	3.400%	11/20/28	200	196
[2]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	100	98
[2]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	175	173
[2]	Verizon Master Trust Class A Series 2023-2	4.890%	4/13/28	75	75
[2]	Verizon Master Trust Class A1A Series 2023-4	5.160%	6/20/29	160	160
[2]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	50	50
[2]	Verizon Master Trust Class A1A Series 2023-7	5.670%	11/20/29	50	51
[2]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	50	50
[2]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	100	101
[2]	Volkswagen Auto Lease Trust Class A4 Series 2023-A	5.800%	4/20/28	40	40
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2021-1	1.020%	6/22/26	64	63
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-1	5.020%	6/20/28	50	50
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-2	5.480%	12/20/28	50	51
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2023-2	5.570%	4/22/30	50	51
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	139
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	41	39
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	95
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C26	3.166%	2/15/48	75	73
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	120	117
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C28	3.540%	5/15/48	175	170
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	175	171
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	50	48
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	75	73
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	48
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-SG1	3.789%	9/15/48	204	198
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C33	3.426%	3/15/59	325	311

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	71
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	153
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	142
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	234
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	263
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	193
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	71
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	146
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	181
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	180
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	90
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	41
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	39	39
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	125	123
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-LC20	3.184%	4/15/50	276	267
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	5/15/48	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	96
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	181
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	164
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	167
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	241
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	145
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	43
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	85
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC18	3.808%	12/15/47	75	73
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C26	3.580%	2/15/48	50	49
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	5/15/48	31	30
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	73
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	50
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	92

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	23
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	47
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	88
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C26	2.991%	2/15/48	17	17
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C29	3.400%	6/15/48	24	24
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC20	2.978%	4/15/50	7	7
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC22	3.571%	9/15/58	13	13
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	34	34
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	1/15/59	19	18
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	42	41
[2]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	4/15/50	50	48
[2]	WF Card Issuance Trust Class A Series 2024-A1	4.940%	2/15/29	150	150
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C24	3.428%	11/15/47	22	22
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	38	38
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	14	14
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	75	74
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C22	3.752%	9/15/57	150	147
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	50	49
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	65	64
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C25	3.631%	11/15/47	50	49
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	17	16
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C15	4.358%	8/15/46	8	7
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C20	4.176%	5/15/47	25	24
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C23	3.636%	10/15/57	4	4
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	22
[2]	World Omni Auto Receivables Trust Ciass A4 Series 2023-B	4.680%	5/15/29	50	49
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-C	0.480%	11/17/25	4	4
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-A	0.300%	1/15/26	10	10
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	27	27
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	46	44

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-D	0.810%	10/15/26	56	54
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-A	1.660%	5/17/27	38	37
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-B	3.250%	7/15/27	75	74
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	50	49
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-A	4.830%	5/15/28	75	75
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	50	50
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-C	5.150%	11/15/28	25	25
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-D	5.790%	2/15/29	300	305
[2]	World Omni Auto Receivables Trust Class A3 Series 2024-A	4.860%	3/15/29	75	75
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-B	0.820%	1/15/26	8	8
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-C	0.610%	10/15/26	25	24
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2024-A	4.840%	10/15/29	25	25
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	50	50
[2]	World Omni Select Auto Trust Class A3 Series 2023-A	5.650%	7/17/28	75	75
[2]	World Omni Select Auto Trust Class C Series 2023-A	6.000%	1/16/29	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $120,868)					111,578
Corporate Bonds (26.7%)
Communications (2.2%)
	Alphabet Inc.	0.450%	8/15/25	500	471
	Alphabet Inc.	0.800%	8/15/27	500	445
	Alphabet Inc.	1.100%	8/15/30	500	409
	Alphabet Inc.	1.900%	8/15/40	200	134
	Alphabet Inc.	2.050%	8/15/50	540	322
	America Movil SAB de CV	3.625%	4/22/29	200	187
	America Movil SAB de CV	2.875%	5/7/30	200	177
	America Movil SAB de CV	4.700%	7/21/32	250	241
	America Movil SAB de CV	6.375%	3/1/35	300	327
	America Movil SAB de CV	6.125%	11/15/37	150	160
	America Movil SAB de CV	6.125%	3/30/40	200	211
	America Movil SAB de CV	4.375%	7/16/42	250	218
	America Movil SAB de CV	4.375%	4/22/49	200	172
	AT&T Inc.	3.875%	1/15/26	400	391
	AT&T Inc.	5.539%	2/20/26	250	250
	AT&T Inc.	1.700%	3/25/26	500	467
	AT&T Inc.	3.800%	2/15/27	700	678
	AT&T Inc.	2.300%	6/1/27	450	415
	AT&T Inc.	1.650%	2/1/28	500	443
	AT&T Inc.	4.100%	2/15/28	402	390
	AT&T Inc.	4.350%	3/1/29	663	646
	AT&T Inc.	4.300%	2/15/30	460	442
	AT&T Inc.	2.750%	6/1/31	450	387

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	2.250%	2/1/32	600	488
AT&T Inc.	2.550%	12/1/33	472	378
AT&T Inc.	4.500%	5/15/35	200	186
AT&T Inc.	5.250%	3/1/37	550	542
AT&T Inc.	4.900%	8/15/37	300	284
AT&T Inc.	4.850%	3/1/39	480	448
AT&T Inc.	3.500%	6/1/41	500	390
AT&T Inc.	4.300%	12/15/42	271	233
AT&T Inc.	4.750%	5/15/46	723	647
AT&T Inc.	5.150%	11/15/46	736	695
AT&T Inc.	4.500%	3/9/48	400	340
AT&T Inc.	3.650%	6/1/51	717	525
AT&T Inc.	3.500%	9/15/53	1,764	1,246
AT&T Inc.	3.550%	9/15/55	1,550	1,082
AT&T Inc.	3.800%	12/1/57	968	700
AT&T Inc.	3.650%	9/15/59	629	438
AT&T Inc.	3.850%	6/1/60	416	301
Baidu Inc.	3.075%	4/7/25	200	195
Baidu Inc.	3.625%	7/6/27	200	191
Baidu Inc.	3.425%	4/7/30	200	182
Baidu Inc.	2.375%	8/23/31	200	166
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	597	593
Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	380	376
Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	100	68
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	134	134
Booking Holdings Inc.	3.600%	6/1/26	225	219
Booking Holdings Inc.	3.550%	3/15/28	100	96
Booking Holdings Inc.	4.625%	4/13/30	300	296
British Telecommunications plc	9.625%	12/15/30	516	633
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	850	840
Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	500	504
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	230	213
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	250	213
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	217
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	270
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	200	177
Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/34	200	205
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	350	305

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/41	180	121
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	300	200
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	450	417
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	363
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	400	336
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	275	213
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	650	481
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	247
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	500	318
Charter Communications Operating LLC / Charter Communications Operating Capital	5.250%	4/1/53	300	237
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	72
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	300	178
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	131
Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/62	250	151
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/63	200	157
Comcast Corp.	3.375%	8/15/25	500	489
Comcast Corp.	3.950%	10/15/25	625	615
Comcast Corp.	3.150%	3/1/26	400	387
Comcast Corp.	2.350%	1/15/27	495	463
Comcast Corp.	3.300%	2/1/27	400	384
Comcast Corp.	3.300%	4/1/27	150	144
Comcast Corp.	3.150%	2/15/28	325	307
Comcast Corp.	4.150%	10/15/28	950	927
Comcast Corp.	4.550%	1/15/29	200	199
Comcast Corp.	4.250%	10/15/30	350	338
Comcast Corp.	1.950%	1/15/31	500	415
Comcast Corp.	1.500%	2/15/31	250	202
Comcast Corp.	4.250%	1/15/33	275	260
Comcast Corp.	4.800%	5/15/33	200	197
Comcast Corp.	4.200%	8/15/34	175	163
Comcast Corp.	5.650%	6/15/35	1,065	1,111

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Comcast Corp.	4.400%	8/15/35	150	141
Comcast Corp.	3.200%	7/15/36	225	185
Comcast Corp.	6.450%	3/15/37	175	193
Comcast Corp.	4.600%	10/15/38	550	513
Comcast Corp.	3.250%	11/1/39	250	196
Comcast Corp.	3.750%	4/1/40	300	249
Comcast Corp.	4.650%	7/15/42	370	339
Comcast Corp.	3.400%	7/15/46	200	149
Comcast Corp.	3.969%	11/1/47	886	712
Comcast Corp.	4.000%	3/1/48	200	162
Comcast Corp.	4.700%	10/15/48	38	35
Comcast Corp.	3.999%	11/1/49	268	217
Comcast Corp.	3.450%	2/1/50	400	293
Comcast Corp.	2.800%	1/15/51	300	192
Comcast Corp.	2.887%	11/1/51	882	573
Comcast Corp.	5.350%	5/15/53	283	281
Comcast Corp.	2.937%	11/1/56	853	537
Comcast Corp.	4.950%	10/15/58	238	223
Comcast Corp.	2.987%	11/1/63	847	520
Comcast Corp.	5.500%	5/15/64	248	249
Deutsche Telekom International Finance BV	8.750%	6/15/30	775	916
Discovery Communications LLC	3.950%	6/15/25	303	298
Discovery Communications LLC	3.950%	3/20/28	400	379
Discovery Communications LLC	5.000%	9/20/37	325	284
Discovery Communications LLC	6.350%	6/1/40	150	147
Discovery Communications LLC	5.200%	9/20/47	225	189
Discovery Communications LLC	5.300%	5/15/49	75	63
Discovery Communications LLC	4.650%	5/15/50	200	156
Discovery Communications LLC	4.000%	9/15/55	269	184
Electronic Arts Inc.	4.800%	3/1/26	100	99
Expedia Group Inc.	5.000%	2/15/26	150	149
Expedia Group Inc.	4.625%	8/1/27	150	147
Expedia Group Inc.	3.250%	2/15/30	250	225
Expedia Group Inc.	2.950%	3/15/31	81	71
Fox Corp.	3.050%	4/7/25	100	97
Fox Corp.	4.709%	1/25/29	375	370
Fox Corp.	3.500%	4/8/30	150	137
Fox Corp.	6.500%	10/13/33	254	269
Fox Corp.	5.476%	1/25/39	250	238
Fox Corp.	5.576%	1/25/49	325	303
Grupo Televisa SAB	4.625%	1/30/26	100	98
Grupo Televisa SAB	6.625%	1/15/40	125	128
Grupo Televisa SAB	5.000%	5/13/45	225	190
Grupo Televisa SAB	5.250%	5/24/49	200	177
Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	98
Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	98
Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	164
Koninklijke KPN NV	8.375%	10/1/30	125	146
Meta Platforms Inc.	3.500%	8/15/27	200	192
Meta Platforms Inc.	4.600%	5/15/28	275	275
Meta Platforms Inc.	4.800%	5/15/30	200	201
Meta Platforms Inc.	3.850%	8/15/32	200	188
Meta Platforms Inc.	4.950%	5/15/33	300	304
Meta Platforms Inc.	4.450%	8/15/52	750	666
Meta Platforms Inc.	5.600%	5/15/53	442	467
Meta Platforms Inc.	4.650%	8/15/62	200	179
Meta Platforms Inc.	5.750%	5/15/63	310	332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NBCUniversal Media LLC	4.450%	1/15/43	225	200
	Netflix Inc.	4.375%	11/15/26	245	241
	Netflix Inc.	4.875%	4/15/28	467	466
	Netflix Inc.	5.875%	11/15/28	230	239
	Netflix Inc.	6.375%	5/15/29	85	91
[5]	Netflix Inc.	5.375%	11/15/29	147	150
[5]	Netflix Inc.	4.875%	6/15/30	83	82
	Omnicom Group Inc.	2.450%	4/30/30	150	129
	Omnicom Group Inc.	4.200%	6/1/30	100	95
	Omnicom Group Inc.	2.600%	8/1/31	200	169
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	250	243
	Orange SA	9.000%	3/1/31	550	667
	Orange SA	5.375%	1/13/42	325	323
	Orange SA	5.500%	2/6/44	200	202
	Paramount Global	2.900%	1/15/27	279	255
	Paramount Global	3.375%	2/15/28	100	89
	Paramount Global	3.700%	6/1/28	100	90
	Paramount Global	4.950%	1/15/31	250	222
	Paramount Global	4.200%	5/19/32	200	166
	Paramount Global	5.500%	5/15/33	75	66
	Paramount Global	6.875%	4/30/36	240	227
	Paramount Global	5.900%	10/15/40	104	88
	Paramount Global	4.850%	7/1/42	225	165
	Paramount Global	4.375%	3/15/43	256	174
	Paramount Global	5.850%	9/1/43	225	182
	Paramount Global	4.900%	8/15/44	100	72
	Paramount Global	4.950%	5/19/50	150	106
	Rogers Communications Inc.	3.625%	12/15/25	125	121
	Rogers Communications Inc.	2.900%	11/15/26	100	94
	Rogers Communications Inc.	3.200%	3/15/27	200	190
	Rogers Communications Inc.	3.800%	3/15/32	400	360
	Rogers Communications Inc.	4.500%	3/15/42	200	174
	Rogers Communications Inc.	4.500%	3/15/43	265	228
	Rogers Communications Inc.	5.000%	3/15/44	190	174
	Rogers Communications Inc.	4.350%	5/1/49	250	205
	Rogers Communications Inc.	3.700%	11/15/49	150	110
	Rogers Communications Inc.	4.550%	3/15/52	400	337
	Sprint Capital Corp.	6.875%	11/15/28	250	266
	Sprint Capital Corp.	8.750%	3/15/32	448	543
	Take-Two Interactive Software Inc.	3.550%	4/14/25	200	196
	Take-Two Interactive Software Inc.	3.700%	4/14/27	200	192
	Telefonica Emisiones SA	4.103%	3/8/27	250	243
	Telefonica Emisiones SA	7.045%	6/20/36	475	531
	Telefonica Emisiones SA	4.665%	3/6/38	200	182
	Telefonica Emisiones SA	5.213%	3/8/47	550	506
	Telefonica Emisiones SA	4.895%	3/6/48	250	220
	Telefonica Europe BV	8.250%	9/15/30	250	286
	TELUS Corp.	2.800%	2/16/27	100	94
	TELUS Corp.	3.400%	5/13/32	100	88
	TELUS Corp.	4.300%	6/15/49	200	164
	Tencent Music Entertainment Group	2.000%	9/3/30	200	164
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	200	223
	Time Warner Cable LLC	6.550%	5/1/37	200	189
	Time Warner Cable LLC	7.300%	7/1/38	50	50
	Time Warner Cable LLC	6.750%	6/15/39	400	381
	Time Warner Cable LLC	5.875%	11/15/40	425	371
	Time Warner Cable LLC	5.500%	9/1/41	250	208

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Time Warner Cable LLC	4.500%	9/15/42	250	185
T-Mobile USA Inc.	3.500%	4/15/25	600	588
T-Mobile USA Inc.	1.500%	2/15/26	200	187
T-Mobile USA Inc.	2.250%	2/15/26	339	321
T-Mobile USA Inc.	2.625%	4/15/26	104	99
T-Mobile USA Inc.	3.750%	4/15/27	800	770
T-Mobile USA Inc.	5.375%	4/15/27	70	70
T-Mobile USA Inc.	4.750%	2/1/28	200	197
T-Mobile USA Inc.	2.050%	2/15/28	250	224
T-Mobile USA Inc.	4.950%	3/15/28	70	70
T-Mobile USA Inc.	4.800%	7/15/28	200	198
T-Mobile USA Inc.	2.625%	2/15/29	140	125
T-Mobile USA Inc.	2.400%	3/15/29	100	89
T-Mobile USA Inc.	3.875%	4/15/30	1,520	1,425
T-Mobile USA Inc.	2.550%	2/15/31	900	766
T-Mobile USA Inc.	2.875%	2/15/31	186	162
T-Mobile USA Inc.	3.500%	4/15/31	395	357
T-Mobile USA Inc.	2.250%	11/15/31	500	410
T-Mobile USA Inc.	2.700%	3/15/32	200	168
T-Mobile USA Inc.	5.200%	1/15/33	300	300
T-Mobile USA Inc.	5.050%	7/15/33	460	455
T-Mobile USA Inc.	4.375%	4/15/40	400	356
T-Mobile USA Inc.	3.000%	2/15/41	155	114
T-Mobile USA Inc.	4.500%	4/15/50	980	848
T-Mobile USA Inc.	3.300%	2/15/51	1,000	699
T-Mobile USA Inc.	3.400%	10/15/52	575	407
T-Mobile USA Inc.	5.650%	1/15/53	158	161
T-Mobile USA Inc.	5.750%	1/15/54	221	228
T-Mobile USA Inc.	3.600%	11/15/60	200	140
TWDC Enterprises 18 Corp.	3.000%	2/13/26	300	289
TWDC Enterprises 18 Corp.	1.850%	7/30/26	170	159
TWDC Enterprises 18 Corp.	4.375%	8/16/41	75	67
TWDC Enterprises 18 Corp.	4.125%	12/1/41	205	179
TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	103
TWDC Enterprises 18 Corp.	4.125%	6/1/44	200	174
TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	213
Verisign Inc.	2.700%	6/15/31	200	168
Verizon Communications Inc.	0.850%	11/20/25	500	466
Verizon Communications Inc.	1.450%	3/20/26	500	466
Verizon Communications Inc.	2.625%	8/15/26	475	450
Verizon Communications Inc.	4.125%	3/16/27	700	685
Verizon Communications Inc.	3.000%	3/22/27	150	142
Verizon Communications Inc.	2.100%	3/22/28	600	540
Verizon Communications Inc.	4.329%	9/21/28	829	811
Verizon Communications Inc.	4.016%	12/3/29	727	694
Verizon Communications Inc.	3.150%	3/22/30	310	280
Verizon Communications Inc.	1.680%	10/30/30	527	430
Verizon Communications Inc.	1.750%	1/20/31	500	406
Verizon Communications Inc.	2.550%	3/21/31	800	683
Verizon Communications Inc.	2.355%	3/15/32	333	274
Verizon Communications Inc.	5.050%	5/9/33	177	177
Verizon Communications Inc.	4.500%	8/10/33	575	550
Verizon Communications Inc.	4.400%	11/1/34	325	306
Verizon Communications Inc.	4.272%	1/15/36	256	235
Verizon Communications Inc.	4.812%	3/15/39	350	331
Verizon Communications Inc.	2.650%	11/20/40	700	493
Verizon Communications Inc.	3.400%	3/22/41	600	468
Verizon Communications Inc.	2.850%	9/3/41	200	144

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	4.750%	11/1/41	200	190
Verizon Communications Inc.	6.550%	9/15/43	125	141
Verizon Communications Inc.	4.125%	8/15/46	250	210
Verizon Communications Inc.	4.862%	8/21/46	639	600
Verizon Communications Inc.	4.522%	9/15/48	176	156
Verizon Communications Inc.	4.000%	3/22/50	250	202
Verizon Communications Inc.	2.875%	11/20/50	500	327
Verizon Communications Inc.	3.550%	3/22/51	900	667
Verizon Communications Inc.	5.500%	2/23/54	250	252
Verizon Communications Inc.	2.987%	10/30/56	900	575
Verizon Communications Inc.	3.000%	11/20/60	500	312
Verizon Communications Inc.	3.700%	3/22/61	500	366
Vodafone Group plc	4.375%	5/30/28	103	102
Vodafone Group plc	7.875%	2/15/30	150	171
Vodafone Group plc	6.250%	11/30/32	100	107
Vodafone Group plc	6.150%	2/27/37	200	214
Vodafone Group plc	5.250%	5/30/48	83	79
Vodafone Group plc	4.875%	6/19/49	350	313
Vodafone Group plc	4.250%	9/17/50	300	242
Vodafone Group plc	5.625%	2/10/53	310	308
Vodafone Group plc	5.125%	6/19/59	100	91
Walt Disney Co.	3.700%	10/15/25	125	122
Walt Disney Co.	1.750%	1/13/26	300	284
Walt Disney Co.	2.200%	1/13/28	200	184
Walt Disney Co.	2.000%	9/1/29	400	348
Walt Disney Co.	3.800%	3/22/30	240	228
Walt Disney Co.	2.650%	1/13/31	700	616
Walt Disney Co.	6.200%	12/15/34	400	444
Walt Disney Co.	6.400%	12/15/35	149	166
Walt Disney Co.	6.650%	11/15/37	200	230
Walt Disney Co.	4.625%	3/23/40	75	72
Walt Disney Co.	3.500%	5/13/40	400	328
Walt Disney Co.	5.400%	10/1/43	100	102
Walt Disney Co.	4.750%	9/15/44	175	164
Walt Disney Co.	2.750%	9/1/49	275	183
Walt Disney Co.	4.700%	3/23/50	395	370
Walt Disney Co.	3.600%	1/13/51	400	310
Walt Disney Co.	3.800%	5/13/60	300	234
Warnermedia Holdings Inc.	3.755%	3/15/27	800	763
Warnermedia Holdings Inc.	4.054%	3/15/29	300	281
Warnermedia Holdings Inc.	4.279%	3/15/32	1,000	894
Warnermedia Holdings Inc.	5.050%	3/15/42	900	772
Warnermedia Holdings Inc.	5.141%	3/15/52	1,400	1,162
Warnermedia Holdings Inc.	5.391%	3/15/62	350	290
Weibo Corp.	3.375%	7/8/30	200	174
				94,942
Consumer Discretionary (1.7%)
Alibaba Group Holding Ltd.	3.400%	12/6/27	400	378
Alibaba Group Holding Ltd.	2.125%	2/9/31	300	249
Alibaba Group Holding Ltd.	4.500%	11/28/34	280	264
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	174
Alibaba Group Holding Ltd.	4.200%	12/6/47	225	185
Alibaba Group Holding Ltd.	3.150%	2/9/51	200	133
Alibaba Group Holding Ltd.	4.400%	12/6/57	100	82
Alibaba Group Holding Ltd.	3.250%	2/9/61	300	191
Amazon.com Inc.	3.000%	4/13/25	200	196
Amazon.com Inc.	0.800%	6/3/25	285	272
Amazon.com Inc.	5.200%	12/3/25	225	226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	1.000%	5/12/26	600	554
	Amazon.com Inc.	3.300%	4/13/27	600	577
	Amazon.com Inc.	1.200%	6/3/27	285	256
	Amazon.com Inc.	3.150%	8/22/27	725	691
	Amazon.com Inc.	4.550%	12/1/27	500	500
	Amazon.com Inc.	1.650%	5/12/28	500	446
	Amazon.com Inc.	3.450%	4/13/29	400	382
	Amazon.com Inc.	1.500%	6/3/30	405	338
	Amazon.com Inc.	2.100%	5/12/31	500	424
	Amazon.com Inc.	3.600%	4/13/32	500	465
	Amazon.com Inc.	4.700%	12/1/32	500	502
	Amazon.com Inc.	4.800%	12/5/34	225	227
	Amazon.com Inc.	3.875%	8/22/37	600	542
	Amazon.com Inc.	2.875%	5/12/41	500	381
	Amazon.com Inc.	4.050%	8/22/47	600	523
	Amazon.com Inc.	2.500%	6/3/50	800	510
	Amazon.com Inc.	3.100%	5/12/51	700	501
	Amazon.com Inc.	3.950%	4/13/52	400	336
	Amazon.com Inc.	2.700%	6/3/60	400	248
	Amazon.com Inc.	3.250%	5/12/61	200	140
	Amazon.com Inc.	4.100%	4/13/62	400	337
	American Honda Finance Corp.	4.600%	4/17/25	200	199
	American Honda Finance Corp.	1.200%	7/8/25	200	190
	American Honda Finance Corp.	4.950%	1/9/26	200	199
	American Honda Finance Corp.	5.250%	7/7/26	200	201
	American Honda Finance Corp.	2.350%	1/8/27	100	93
	American Honda Finance Corp.	4.900%	3/12/27	100	100
	American Honda Finance Corp.	2.000%	3/24/28	100	90
	American Honda Finance Corp.	5.125%	7/7/28	200	203
	American Honda Finance Corp.	5.650%	11/15/28	200	206
	American Honda Finance Corp.	2.250%	1/12/29	100	89
	American Honda Finance Corp.	4.900%	3/13/29	100	100
	American Honda Finance Corp.	4.600%	4/17/30	200	197
	American Honda Finance Corp.	1.800%	1/13/31	300	248
	American Honda Finance Corp.	4.900%	1/10/34	200	197
[2]	American University	3.672%	4/1/49	110	89
	Aptiv plc	4.350%	3/15/29	50	48
	Aptiv plc	4.400%	10/1/46	50	40
	Aptiv plc	5.400%	3/15/49	50	46
	Aptiv plc	3.100%	12/1/51	250	157
	Aptiv plc / Aptiv Corp.	3.250%	3/1/32	200	174
	Aptiv plc / Aptiv Corp.	4.150%	5/1/52	200	153
	AutoNation Inc.	4.500%	10/1/25	150	148
	AutoNation Inc.	3.800%	11/15/27	75	71
	AutoNation Inc.	3.850%	3/1/32	250	222
	AutoZone Inc.	3.250%	4/15/25	132	129
	AutoZone Inc.	3.750%	6/1/27	100	96
	AutoZone Inc.	3.750%	4/18/29	100	95
	AutoZone Inc.	4.000%	4/15/30	250	237
	AutoZone Inc.	1.650%	1/15/31	200	161
	AutoZone Inc.	4.750%	8/1/32	200	194
	Best Buy Co. Inc.	4.450%	10/1/28	200	196
	BorgWarner Inc.	2.650%	7/1/27	200	185
	BorgWarner Inc.	4.375%	3/15/45	100	82
	Brunswick Corp.	5.850%	3/18/29	75	76
	California Endowment	2.498%	4/1/51	50	32
	California Institute of Technology	4.321%	8/1/45	70	64
	California Institute of Technology	4.700%	11/1/11	50	45

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Institute of Technology	3.650%	9/1/19	100	69
	Claremont Mckenna College	3.775%	1/1/22	150	102
	Darden Restaurants Inc.	3.850%	5/1/27	200	192
	Darden Restaurants Inc.	4.550%	2/15/48	50	41
	Dick's Sporting Goods Inc.	3.150%	1/15/32	200	171
	Dick's Sporting Goods Inc.	4.100%	1/15/52	100	72
[2]	Duke University	2.682%	10/1/44	100	74
[2]	Duke University	2.757%	10/1/50	50	35
[2]	Duke University	2.832%	10/1/55	125	84
	eBay Inc.	1.400%	5/10/26	200	185
	eBay Inc.	3.600%	6/5/27	300	288
	eBay Inc.	2.700%	3/11/30	200	177
	eBay Inc.	2.600%	5/10/31	200	172
	eBay Inc.	4.000%	7/15/42	200	163
	eBay Inc.	3.650%	5/10/51	200	148
	Emory University	2.143%	9/1/30	150	130
	Emory University	2.969%	9/1/50	50	35
	Ford Foundation	2.415%	6/1/50	60	38
	Ford Foundation	2.815%	6/1/70	150	92
	Ford Motor Co.	9.625%	4/22/30	50	59
	Ford Motor Co.	7.450%	7/16/31	60	65
	Ford Motor Co.	3.250%	2/12/32	251	209
	Ford Motor Co.	6.100%	8/19/32	131	133
	Ford Motor Co.	4.750%	1/15/43	149	123
	Ford Motor Co.	7.400%	11/1/46	30	33
	Ford Motor Co.	5.291%	12/8/46	97	87
	Ford Motor Credit Co. LLC	4.134%	8/4/25	250	244
	Ford Motor Credit Co. LLC	4.542%	8/1/26	200	194
	Ford Motor Credit Co. LLC	2.700%	8/10/26	208	194
	Ford Motor Credit Co. LLC	4.271%	1/9/27	200	192
	Ford Motor Credit Co. LLC	4.950%	5/28/27	208	203
	Ford Motor Credit Co. LLC	4.125%	8/17/27	2,718	2,579
	Ford Motor Credit Co. LLC	3.815%	11/2/27	200	187
	Ford Motor Credit Co. LLC	7.350%	11/4/27	208	218
	Ford Motor Credit Co. LLC	2.900%	2/16/28	200	181
	Ford Motor Credit Co. LLC	6.800%	5/12/28	208	216
	Ford Motor Credit Co. LLC	6.798%	11/7/28	400	417
	Ford Motor Credit Co. LLC	2.900%	2/10/29	200	176
	Ford Motor Credit Co. LLC	5.800%	3/8/29	300	301
	Ford Motor Credit Co. LLC	5.113%	5/3/29	208	202
	Ford Motor Credit Co. LLC	7.350%	3/6/30	201	214
	Ford Motor Credit Co. LLC	4.000%	11/13/30	260	232
	Ford Motor Credit Co. LLC	3.625%	6/17/31	200	173
	Ford Motor Credit Co. LLC	7.122%	11/7/33	200	215
	Ford Motor Credit Co. LLC	6.125%	3/8/34	200	201
	Fortune Brands Innovations Inc.	4.000%	6/15/25	233	229
	Fortune Brands Innovations Inc.	3.250%	9/15/29	50	46
	Fortune Brands Innovations Inc.	5.875%	6/1/33	100	102
	General Motors Co.	6.125%	10/1/25	600	605
	General Motors Co.	6.800%	10/1/27	100	105
	General Motors Co.	5.600%	10/15/32	200	202
	General Motors Co.	5.000%	4/1/35	165	156
	General Motors Co.	6.600%	4/1/36	250	266
	General Motors Co.	5.150%	4/1/38	225	211
	General Motors Co.	6.250%	10/2/43	210	215
	General Motors Co.	5.200%	4/1/45	230	207
	General Motors Co.	5.400%	4/1/48	200	183
	General Motors Co.	5.950%	4/1/49	175	172

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Motors Financial Co. Inc.	3.800%	4/7/25	250	245
General Motors Financial Co. Inc.	4.350%	4/9/25	325	321
General Motors Financial Co. Inc.	2.750%	6/20/25	150	145
General Motors Financial Co. Inc.	5.250%	3/1/26	150	150
General Motors Financial Co. Inc.	5.400%	4/6/26	200	200
General Motors Financial Co. Inc.	1.500%	6/10/26	200	184
General Motors Financial Co. Inc.	4.350%	1/17/27	325	317
General Motors Financial Co. Inc.	5.000%	4/9/27	250	248
General Motors Financial Co. Inc.	5.400%	5/8/27	200	201
General Motors Financial Co. Inc.	2.700%	8/20/27	500	461
General Motors Financial Co. Inc.	2.400%	4/10/28	200	180
General Motors Financial Co. Inc.	5.800%	6/23/28	250	255
General Motors Financial Co. Inc.	2.400%	10/15/28	200	177
General Motors Financial Co. Inc.	5.800%	1/7/29	500	509
General Motors Financial Co. Inc.	4.300%	4/6/29	500	478
General Motors Financial Co. Inc.	3.600%	6/21/30	700	632
General Motors Financial Co. Inc.	2.350%	1/8/31	300	248
General Motors Financial Co. Inc.	5.750%	2/8/31	175	177
General Motors Financial Co. Inc.	2.700%	6/10/31	200	167
General Motors Financial Co. Inc.	6.400%	1/9/33	100	105
General Motors Financial Co. Inc.	6.100%	1/7/34	500	513
Genuine Parts Co.	6.875%	11/1/33	75	83
George Washington University	4.126%	9/15/48	150	130
Georgetown University	4.315%	4/1/49	68	60
Georgetown University	2.943%	4/1/50	100	70
Georgetown University	5.215%	10/1/18	59	56
Harley-Davidson Inc.	3.500%	7/28/25	100	97
Harley-Davidson Inc.	4.625%	7/28/45	125	104
Hasbro Inc.	3.900%	11/19/29	350	325
Hasbro Inc.	6.350%	3/15/40	125	128
Hasbro Inc.	5.100%	5/15/44	50	43
Home Depot Inc.	2.700%	4/15/25	200	195
Home Depot Inc.	2.500%	4/15/27	395	370
Home Depot Inc.	2.800%	9/14/27	200	188
Home Depot Inc.	2.950%	6/15/29	600	552
Home Depot Inc.	2.700%	4/15/30	445	396
Home Depot Inc.	1.375%	3/15/31	500	399
Home Depot Inc.	1.875%	9/15/31	200	163
Home Depot Inc.	3.250%	4/15/32	200	179
Home Depot Inc.	4.500%	9/15/32	200	196
Home Depot Inc.	5.875%	12/16/36	825	885
Home Depot Inc.	3.300%	4/15/40	295	235
Home Depot Inc.	5.950%	4/1/41	175	188
Home Depot Inc.	4.200%	4/1/43	200	174
Home Depot Inc.	4.875%	2/15/44	300	285
Home Depot Inc.	4.400%	3/15/45	100	89
Home Depot Inc.	4.250%	4/1/46	330	285
Home Depot Inc.	3.900%	6/15/47	250	205
Home Depot Inc.	4.500%	12/6/48	225	200
Home Depot Inc.	3.350%	4/15/50	375	274
Home Depot Inc.	2.375%	3/15/51	200	118
Home Depot Inc.	2.750%	9/15/51	300	193
Home Depot Inc.	3.625%	4/15/52	500	382
Home Depot Inc.	4.950%	9/15/52	250	238
Honda Motor Co. Ltd.	2.534%	3/10/27	200	188
Honda Motor Co. Ltd.	2.967%	3/10/32	200	177
Howard University	5.209%	10/1/52	50	48
Hyatt Hotels Corp.	4.850%	3/15/26	200	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hyatt Hotels Corp.	4.375%	9/15/28	75	73
	Hyatt Hotels Corp.	5.750%	4/23/30	200	205
	JD.com Inc.	3.875%	4/29/26	200	194
	JD.com Inc.	3.375%	1/14/30	200	182
[2]	Johns Hopkins University	4.083%	7/1/53	75	66
	Johns Hopkins University	4.705%	7/1/32	75	76
	Lear Corp.	3.800%	9/15/27	41	39
	Lear Corp.	4.250%	5/15/29	150	143
	Lear Corp.	3.500%	5/30/30	100	90
	Lear Corp.	5.250%	5/15/49	125	114
	Leggett & Platt Inc.	3.500%	11/15/27	125	117
	Leggett & Platt Inc.	4.400%	3/15/29	75	70
	Leggett & Platt Inc.	3.500%	11/15/51	200	136
	Leland Stanford Junior University	3.647%	5/1/48	200	166
	Lennar Corp.	5.250%	6/1/26	200	200
	Lowe's Cos. Inc.	4.400%	9/8/25	150	148
	Lowe's Cos. Inc.	3.375%	9/15/25	200	195
	Lowe's Cos. Inc.	4.800%	4/1/26	200	199
	Lowe's Cos. Inc.	2.500%	4/15/26	250	238
	Lowe's Cos. Inc.	3.100%	5/3/27	350	332
	Lowe's Cos. Inc.	1.300%	4/15/28	260	227
	Lowe's Cos. Inc.	1.700%	9/15/28	200	175
	Lowe's Cos. Inc.	6.500%	3/15/29	67	72
	Lowe's Cos. Inc.	3.650%	4/5/29	300	285
	Lowe's Cos. Inc.	4.500%	4/15/30	250	245
	Lowe's Cos. Inc.	1.700%	10/15/30	300	245
	Lowe's Cos. Inc.	2.625%	4/1/31	500	430
	Lowe's Cos. Inc.	3.750%	4/1/32	500	459
	Lowe's Cos. Inc.	5.000%	4/15/33	250	249
	Lowe's Cos. Inc.	5.150%	7/1/33	200	201
	Lowe's Cos. Inc.	2.800%	9/15/41	200	142
	Lowe's Cos. Inc.	4.250%	9/15/44	28	23
	Lowe's Cos. Inc.	3.700%	4/15/46	250	191
	Lowe's Cos. Inc.	4.050%	5/3/47	300	242
	Lowe's Cos. Inc.	3.000%	10/15/50	500	327
	Lowe's Cos. Inc.	4.250%	4/1/52	300	246
	Lowe's Cos. Inc.	5.625%	4/15/53	200	202
	Lowe's Cos. Inc.	5.750%	7/1/53	200	206
	Lowe's Cos. Inc.	4.450%	4/1/62	250	204
	Lowe's Cos. Inc.	5.800%	9/15/62	200	205
	Lowe's Cos. Inc.	5.850%	4/1/63	200	206
	Magna International Inc.	4.150%	10/1/25	100	98
	Magna International Inc.	5.050%	3/14/29	150	150
	Magna International Inc.	2.450%	6/15/30	100	86
	Marriott International Inc.	3.750%	10/1/25	65	63
	Marriott International Inc.	3.125%	6/15/26	1,083	1,035
	Marriott International Inc.	4.000%	4/15/28	50	48
	Marriott International Inc.	4.625%	6/15/30	200	195
	Marriott International Inc.	2.850%	4/15/31	300	259
	Marriott International Inc.	5.300%	5/15/34	200	198
	Masco Corp.	3.500%	11/15/27	100	94
	Masco Corp.	1.500%	2/15/28	200	175
	Masco Corp.	7.750%	8/1/29	24	26
	Masco Corp.	2.000%	2/15/31	100	82
	Masco Corp.	4.500%	5/15/47	100	85
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	125	113
	Massachusetts Institute of Technology	2.989%	7/1/50	85	62
	Massachusetts Institute of Technology	3.067%	4/1/52	100	73

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Institute of Technology	5.600%	7/1/11	130	142
	Massachusetts Institute of Technology	4.678%	7/1/14	125	114
	Massachusetts Institute of Technology	3.885%	7/1/16	100	76
	McDonald's Corp.	3.300%	7/1/25	497	486
	McDonald's Corp.	3.700%	1/30/26	300	294
	McDonald's Corp.	3.500%	3/1/27	200	193
	McDonald's Corp.	3.500%	7/1/27	315	302
	McDonald's Corp.	3.800%	4/1/28	350	338
	McDonald's Corp.	4.800%	8/14/28	200	200
	McDonald's Corp.	2.625%	9/1/29	200	180
	McDonald's Corp.	2.125%	3/1/30	200	172
	McDonald's Corp.	3.600%	7/1/30	200	187
	McDonald's Corp.	4.700%	12/9/35	200	194
	McDonald's Corp.	6.300%	10/15/37	150	165
	McDonald's Corp.	6.300%	3/1/38	100	110
	McDonald's Corp.	5.700%	2/1/39	100	104
	McDonald's Corp.	3.700%	2/15/42	25	20
	McDonald's Corp.	3.625%	5/1/43	100	79
	McDonald's Corp.	4.600%	5/26/45	210	189
	McDonald's Corp.	4.875%	12/9/45	300	280
	McDonald's Corp.	4.450%	3/1/47	250	218
	McDonald's Corp.	4.450%	9/1/48	150	132
	McDonald's Corp.	3.625%	9/1/49	200	152
	McDonald's Corp.	4.200%	4/1/50	200	167
	MDC Holdings Inc.	2.500%	1/15/31	100	86
	MDC Holdings Inc.	6.000%	1/15/43	100	102
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	250	304
	Mohawk Industries Inc.	3.625%	5/15/30	125	115
	NIKE Inc.	2.375%	11/1/26	200	188
	NIKE Inc.	2.750%	3/27/27	200	189
	NIKE Inc.	2.850%	3/27/30	200	181
	NIKE Inc.	3.625%	5/1/43	125	103
	NIKE Inc.	3.875%	11/1/45	225	188
	NIKE Inc.	3.375%	3/27/50	300	227
[2]	Northwestern University	4.643%	12/1/44	75	72
[2]	Northwestern University	2.640%	12/1/50	50	34
[2]	Northwestern University	3.662%	12/1/57	75	59
	NVR Inc.	3.000%	5/15/30	200	178
	O'Reilly Automotive Inc.	5.750%	11/20/26	200	203
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	311
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	404
	President and Fellows of Harvard College	4.609%	2/15/35	175	175
	President and Fellows of Harvard College	4.875%	10/15/40	225	223
	President and Fellows of Harvard College	3.150%	7/15/46	100	76
	President and Fellows of Harvard College	3.745%	11/15/52	100	83
	PulteGroup Inc.	5.500%	3/1/26	200	200
	PulteGroup Inc.	6.375%	5/15/33	300	319
	Ralph Lauren Corp.	3.750%	9/15/25	50	49
	Ralph Lauren Corp.	2.950%	6/15/30	200	179
	Rockefeller Foundation	2.492%	10/1/50	250	161
	Ross Stores Inc.	4.600%	4/15/25	200	198
	Ross Stores Inc.	1.875%	4/15/31	200	164
	Sands China Ltd.	5.125%	8/8/25	400	394
	Sands China Ltd.	4.050%	1/8/26	200	192
	Sands China Ltd.	2.300%	3/8/27	200	181
	Sands China Ltd.	5.400%	8/8/28	400	392
	Sands China Ltd.	4.625%	6/18/30	200	183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Starbucks Corp.	2.450%	6/15/26	200	189
	Starbucks Corp.	4.850%	2/8/27	175	175
	Starbucks Corp.	3.500%	3/1/28	100	95
	Starbucks Corp.	4.000%	11/15/28	200	194
	Starbucks Corp.	3.550%	8/15/29	200	189
	Starbucks Corp.	2.250%	3/12/30	450	388
	Starbucks Corp.	2.550%	11/15/30	550	477
	Starbucks Corp.	4.900%	2/15/31	75	75
	Starbucks Corp.	5.000%	2/15/34	75	74
	Starbucks Corp.	4.300%	6/15/45	50	43
	Starbucks Corp.	3.750%	12/1/47	125	98
	Starbucks Corp.	4.500%	11/15/48	200	175
	Starbucks Corp.	3.350%	3/12/50	100	71
	Starbucks Corp.	3.500%	11/15/50	300	223
	Tapestry Inc.	7.050%	11/27/25	200	204
	Tapestry Inc.	7.000%	11/27/26	200	206
	Tapestry Inc.	4.125%	7/15/27	23	22
	Tapestry Inc.	7.350%	11/27/28	200	211
	Tapestry Inc.	3.050%	3/15/32	200	164
	TJX Cos. Inc.	2.250%	9/15/26	350	330
	Toll Brothers Finance Corp.	4.350%	2/15/28	250	242
	Toyota Motor Corp.	1.339%	3/25/26	500	466
	Toyota Motor Corp.	2.760%	7/2/29	100	93
	Toyota Motor Credit Corp.	3.400%	4/14/25	125	123
	Toyota Motor Credit Corp.	5.600%	9/11/25	200	201
	Toyota Motor Credit Corp.	4.800%	1/5/26	200	199
	Toyota Motor Credit Corp.	4.450%	5/18/26	144	143
	Toyota Motor Credit Corp.	1.125%	6/18/26	200	184
	Toyota Motor Credit Corp.	5.400%	11/20/26	200	202
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	191
	Toyota Motor Credit Corp.	1.900%	1/13/27	80	74
	Toyota Motor Credit Corp.	5.000%	3/19/27	200	201
	Toyota Motor Credit Corp.	1.150%	8/13/27	500	444
	Toyota Motor Credit Corp.	4.550%	9/20/27	250	248
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	94
	Toyota Motor Credit Corp.	1.900%	4/6/28	200	180
	Toyota Motor Credit Corp.	5.250%	9/11/28	200	203
	Toyota Motor Credit Corp.	4.650%	1/5/29	200	199
	Toyota Motor Credit Corp.	3.650%	1/8/29	530	505
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	130
	Toyota Motor Credit Corp.	3.375%	4/1/30	400	369
	Toyota Motor Credit Corp.	4.550%	5/17/30	101	99
	Toyota Motor Credit Corp.	5.550%	11/20/30	200	207
	Toyota Motor Credit Corp.	5.100%	3/21/31	200	202
	Toyota Motor Credit Corp.	1.900%	9/12/31	200	164
	Toyota Motor Credit Corp.	4.800%	1/5/34	200	197
	Tractor Supply Co.	1.750%	11/1/30	200	162
	Trustees of Boston College	3.129%	7/1/52	100	74
[2]	Trustees of Boston University	4.061%	10/1/48	50	44
	Trustees of Princeton University	5.700%	3/1/39	150	165
	Trustees of Princeton University	2.516%	7/1/50	150	101
	Trustees of Princeton University	4.201%	3/1/52	100	91
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	124
	Trustees of the University of Pennsylvania	4.674%	9/1/12	50	47
[2]	University of Chicago	2.547%	4/1/50	100	69
	University of Chicago	3.000%	10/1/52	50	36
[2]	University of Chicago	4.003%	10/1/53	100	84
	University of Miami	4.063%	4/1/52	100	84

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	University of Notre Dame du Lac	3.438%	2/15/45	100	82
	University of Notre Dame du Lac	3.394%	2/15/48	125	99
[2]	University of Southern California	3.028%	10/1/39	100	81
[2]	University of Southern California	3.841%	10/1/47	100	84
	University of Southern California	2.945%	10/1/51	200	142
	University of Southern California	5.250%	10/1/11	100	103
	VF Corp.	2.400%	4/23/25	200	193
	VF Corp.	2.950%	4/23/30	200	165
	Washington University	3.524%	4/15/54	100	77
	Washington University	4.349%	4/15/22	50	42
	Whirlpool Corp.	3.700%	5/1/25	75	74
	Whirlpool Corp.	4.750%	2/26/29	150	147
	Whirlpool Corp.	5.500%	3/1/33	100	101
	Whirlpool Corp.	5.750%	3/1/34	125	125
	Whirlpool Corp.	4.500%	6/1/46	100	82
	Whirlpool Corp.	4.600%	5/15/50	75	62
[2]	William Marsh Rice University	3.574%	5/15/45	150	125
	Yale University	0.873%	4/15/25	100	96
	Yale University	1.482%	4/15/30	100	84
	Yale University	2.402%	4/15/50	100	65
					75,993
Consumer Staples (1.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	109
	Altria Group Inc.	2.350%	5/6/25	150	145
	Altria Group Inc.	5.800%	2/14/39	120	122
	Altria Group Inc.	3.400%	2/4/41	500	367
	Altria Group Inc.	4.250%	8/9/42	275	225
	Altria Group Inc.	4.500%	5/2/43	125	105
	Altria Group Inc.	5.375%	1/31/44	350	345
	Altria Group Inc.	3.875%	9/16/46	425	318
	Altria Group Inc.	5.950%	2/14/49	155	158
	Altria Group Inc.	3.700%	2/4/51	750	524
	Altria Group Inc.	6.200%	2/14/59	70	72
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	311	304
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,195	1,160
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	2,130	2,024
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	96
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	450	414
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	447
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	488
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	565	565
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,000	931
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	175	176
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	256
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	195
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	375	387
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	317
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	117	106
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	601	534
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	626
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	175	161
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	155	167
	Archer-Daniels-Midland Co.	2.500%	8/11/26	200	189
	Archer-Daniels-Midland Co.	5.935%	10/1/32	80	85
	Archer-Daniels-Midland Co.	5.375%	9/15/35	95	97

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Archer-Daniels-Midland Co.	3.750%	9/15/47	50	39
Archer-Daniels-Midland Co.	4.500%	3/15/49	125	110
Archer-Daniels-Midland Co.	2.700%	9/15/51	200	127
BAT Capital Corp.	4.700%	4/2/27	330	325
BAT Capital Corp.	3.557%	8/15/27	231	219
BAT Capital Corp.	2.259%	3/25/28	500	446
BAT Capital Corp.	6.343%	8/2/30	200	208
BAT Capital Corp.	5.834%	2/20/31	200	203
BAT Capital Corp.	2.726%	3/25/31	500	421
BAT Capital Corp.	7.750%	10/19/32	100	113
BAT Capital Corp.	6.421%	8/2/33	200	209
BAT Capital Corp.	6.000%	2/20/34	200	202
BAT Capital Corp.	4.390%	8/15/37	525	441
BAT Capital Corp.	4.540%	8/15/47	575	443
BAT Capital Corp.	4.758%	9/6/49	250	199
BAT Capital Corp.	3.984%	9/25/50	300	211
BAT Capital Corp.	5.650%	3/16/52	200	181
BAT International Finance plc	5.931%	2/2/29	200	205
Brown-Forman Corp.	3.500%	4/15/25	81	79
Brown-Forman Corp.	4.750%	4/15/33	200	198
Brown-Forman Corp.	4.500%	7/15/45	100	90
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	192
Bunge Ltd. Finance Corp.	2.750%	5/14/31	350	301
Campbell Soup Co.	4.150%	3/15/28	175	170
Campbell Soup Co.	5.400%	3/21/34	175	176
Campbell Soup Co.	4.800%	3/15/48	135	120
Campbell Soup Co.	3.125%	4/24/50	100	66
Church & Dwight Co. Inc.	3.150%	8/1/27	100	95
Church & Dwight Co. Inc.	3.950%	8/1/47	75	61
Clorox Co.	3.100%	10/1/27	50	47
Clorox Co.	3.900%	5/15/28	50	48
Clorox Co.	4.400%	5/1/29	150	147
Clorox Co.	1.800%	5/15/30	50	42
Coca-Cola Co.	3.375%	3/25/27	200	194
Coca-Cola Co.	2.900%	5/25/27	559	532
Coca-Cola Co.	1.000%	3/15/28	500	439
Coca-Cola Co.	2.125%	9/6/29	125	111
Coca-Cola Co.	3.450%	3/25/30	250	235
Coca-Cola Co.	1.375%	3/15/31	500	406
Coca-Cola Co.	4.125%	3/25/40	100	90
Coca-Cola Co.	2.500%	6/1/40	200	145
Coca-Cola Co.	2.875%	5/5/41	500	378
Coca-Cola Co.	4.200%	3/25/50	175	155
Coca-Cola Co.	2.600%	6/1/50	550	359
Coca-Cola Co.	2.750%	6/1/60	75	49
Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	122
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	177
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	148
Colgate-Palmolive Co.	3.100%	8/15/27	250	239
Colgate-Palmolive Co.	4.000%	8/15/45	150	132
Conagra Brands Inc.	4.600%	11/1/25	150	148
Conagra Brands Inc.	7.000%	10/1/28	75	81
Conagra Brands Inc.	8.250%	9/15/30	50	58
Conagra Brands Inc.	5.300%	11/1/38	200	190
Constellation Brands Inc.	4.400%	11/15/25	100	98
Constellation Brands Inc.	3.700%	12/6/26	425	410
Constellation Brands Inc.	3.500%	5/9/27	150	143
Constellation Brands Inc.	3.600%	2/15/28	175	166

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Constellation Brands Inc.	4.650%	11/15/28	75	74
Constellation Brands Inc.	3.150%	8/1/29	225	205
Constellation Brands Inc.	2.875%	5/1/30	356	315
Constellation Brands Inc.	2.250%	8/1/31	200	165
Constellation Brands Inc.	5.250%	11/15/48	225	215
Constellation Brands Inc.	3.750%	5/1/50	125	96
Costco Wholesale Corp.	3.000%	5/18/27	100	96
Costco Wholesale Corp.	1.375%	6/20/27	250	226
Costco Wholesale Corp.	1.600%	4/20/30	1,900	1,600
Costco Wholesale Corp.	1.750%	4/20/32	200	162
Delhaize America LLC	9.000%	4/15/31	100	117
Diageo Capital plc	1.375%	9/29/25	200	189
Diageo Capital plc	5.300%	10/24/27	250	253
Diageo Capital plc	2.000%	4/29/30	200	170
Diageo Capital plc	2.125%	4/29/32	200	163
Diageo Capital plc	5.875%	9/30/36	50	54
Diageo Capital plc	3.875%	4/29/43	250	213
Dollar General Corp.	4.150%	11/1/25	105	103
Dollar General Corp.	3.875%	4/15/27	150	145
Dollar General Corp.	4.125%	5/1/28	150	146
Dollar General Corp.	5.200%	7/5/28	200	201
Dollar General Corp.	3.500%	4/3/30	100	91
Dollar General Corp.	5.450%	7/5/33	200	201
Dollar General Corp.	4.125%	4/3/50	350	273
Dollar Tree Inc.	4.000%	5/15/25	200	197
Dollar Tree Inc.	4.200%	5/15/28	300	290
Estee Lauder Cos. Inc.	3.150%	3/15/27	367	352
Estee Lauder Cos. Inc.	2.375%	12/1/29	125	110
Estee Lauder Cos. Inc.	4.650%	5/15/33	200	196
Estee Lauder Cos. Inc.	5.000%	2/14/34	125	124
Estee Lauder Cos. Inc.	6.000%	5/15/37	75	81
Estee Lauder Cos. Inc.	4.375%	6/15/45	100	87
Estee Lauder Cos. Inc.	4.150%	3/15/47	100	84
Estee Lauder Cos. Inc.	3.125%	12/1/49	125	86
Flowers Foods Inc.	3.500%	10/1/26	75	72
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	87
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	200	148
General Mills Inc.	4.200%	4/17/28	375	366
General Mills Inc.	2.875%	4/15/30	150	134
General Mills Inc.	2.250%	10/14/31	250	207
General Mills Inc.	4.950%	3/29/33	200	198
General Mills Inc.	5.400%	6/15/40	100	100
Haleon US Capital LLC	3.375%	3/24/27	250	239
Haleon US Capital LLC	3.375%	3/24/29	250	233
Haleon US Capital LLC	3.625%	3/24/32	1,000	901
Hershey Co.	3.200%	8/21/25	65	63
Hershey Co.	2.300%	8/15/26	100	94
Hershey Co.	2.450%	11/15/29	130	116
Hershey Co.	3.125%	11/15/49	150	109
Hormel Foods Corp.	4.800%	3/30/27	150	150
Hormel Foods Corp.	1.800%	6/11/30	200	167
Hormel Foods Corp.	3.050%	6/3/51	200	137
Ingredion Inc.	3.200%	10/1/26	100	95
Ingredion Inc.	2.900%	6/1/30	175	155
J M Smucker Co.	3.375%	12/15/27	150	142
J M Smucker Co.	5.900%	11/15/28	75	78
J M Smucker Co.	2.375%	3/15/30	100	87
J M Smucker Co.	2.125%	3/15/32	100	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	J M Smucker Co.	6.200%	11/15/33	200	213
	J M Smucker Co.	4.250%	3/15/35	100	91
	J M Smucker Co.	6.500%	11/15/43	130	141
	J M Smucker Co.	4.375%	3/15/45	125	107
	J M Smucker Co.	6.500%	11/15/53	200	222
[5]	JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg Sarl	6.750%	3/15/34	198	208
[5]	JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg Sarl	7.250%	11/15/53	122	131
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	2.500%	1/15/27	200	184
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	5.500%	1/15/30	500	493
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	5.750%	4/1/33	700	690
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	4.375%	2/2/52	400	290
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	6.500%	12/1/52	200	198
	Kellanova	3.250%	4/1/26	125	121
	Kellanova	3.400%	11/15/27	125	118
	Kellanova	4.300%	5/15/28	100	98
	Kellanova	7.450%	4/1/31	125	140
	Kenvue Inc.	5.050%	3/22/28	200	202
	Kenvue Inc.	4.900%	3/22/33	200	200
	Kenvue Inc.	5.100%	3/22/43	200	199
	Kenvue Inc.	5.050%	3/22/53	200	195
	Keurig Dr Pepper Inc.	4.417%	5/25/25	66	65
	Keurig Dr Pepper Inc.	3.400%	11/15/25	100	97
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	71
	Keurig Dr Pepper Inc.	5.100%	3/15/27	200	200
	Keurig Dr Pepper Inc.	3.430%	6/15/27	100	95
	Keurig Dr Pepper Inc.	5.050%	3/15/29	200	200
	Keurig Dr Pepper Inc.	3.950%	4/15/29	250	239
	Keurig Dr Pepper Inc.	3.200%	5/1/30	150	135
	Keurig Dr Pepper Inc.	2.250%	3/15/31	250	208
	Keurig Dr Pepper Inc.	5.200%	3/15/31	275	276
	Keurig Dr Pepper Inc.	4.050%	4/15/32	250	233
	Keurig Dr Pepper Inc.	5.300%	3/15/34	200	201
	Keurig Dr Pepper Inc.	4.500%	11/15/45	200	175
	Keurig Dr Pepper Inc.	4.420%	12/15/46	125	107
	Keurig Dr Pepper Inc.	3.800%	5/1/50	150	115
	Keurig Dr Pepper Inc.	4.500%	4/15/52	250	214
	Kimberly-Clark Corp.	3.050%	8/15/25	50	49
	Kimberly-Clark Corp.	2.750%	2/15/26	100	96
	Kimberly-Clark Corp.	1.050%	9/15/27	500	442
	Kimberly-Clark Corp.	3.950%	11/1/28	50	49
	Kimberly-Clark Corp.	3.200%	4/25/29	150	140
	Kimberly-Clark Corp.	3.100%	3/26/30	155	142
	Kimberly-Clark Corp.	2.000%	11/2/31	250	207
	Kimberly-Clark Corp.	6.625%	8/1/37	250	290
	Kimberly-Clark Corp.	5.300%	3/1/41	25	25
	Kimberly-Clark Corp.	3.200%	7/30/46	175	129
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	37
	Kraft Heinz Foods Co.	3.000%	6/1/26	350	335
	Kraft Heinz Foods Co.	3.750%	4/1/30	200	188
	Kraft Heinz Foods Co.	4.250%	3/1/31	200	191
	Kraft Heinz Foods Co.	6.875%	1/26/39	100	113
	Kraft Heinz Foods Co.	6.500%	2/9/40	250	272

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kraft Heinz Foods Co.	5.200%	7/15/45	800	758
Kraft Heinz Foods Co.	4.375%	6/1/46	450	380
Kraft Heinz Foods Co.	4.875%	10/1/49	350	317
Kraft Heinz Foods Co.	5.500%	6/1/50	250	247
Kroger Co.	3.500%	2/1/26	160	155
Kroger Co.	2.650%	10/15/26	140	132
Kroger Co.	3.700%	8/1/27	100	96
Kroger Co.	7.700%	6/1/29	50	56
Kroger Co.	8.000%	9/15/29	125	141
Kroger Co.	2.200%	5/1/30	100	85
Kroger Co.	7.500%	4/1/31	100	114
Kroger Co.	5.400%	7/15/40	50	49
Kroger Co.	5.000%	4/15/42	125	118
Kroger Co.	5.150%	8/1/43	100	94
Kroger Co.	4.450%	2/1/47	150	129
Kroger Co.	4.650%	1/15/48	225	198
Kroger Co.	3.950%	1/15/50	175	139
McCormick & Co. Inc.	3.400%	8/15/27	150	142
McCormick & Co. Inc.	2.500%	4/15/30	250	217
Mead Johnson Nutrition Co.	4.125%	11/15/25	355	348
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	104
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	134
Molson Coors Beverage Co.	3.000%	7/15/26	375	358
Molson Coors Beverage Co.	5.000%	5/1/42	200	189
Molson Coors Beverage Co.	4.200%	7/15/46	375	314
Mondelez International Inc.	1.500%	5/4/25	100	96
Mondelez International Inc.	2.625%	3/17/27	200	187
Mondelez International Inc.	4.750%	2/20/29	100	99
Mondelez International Inc.	2.750%	4/13/30	115	102
Mondelez International Inc.	1.875%	10/15/32	500	398
Mondelez International Inc.	2.625%	9/4/50	250	157
PepsiCo Inc.	2.750%	4/30/25	200	195
PepsiCo Inc.	3.500%	7/17/25	452	443
PepsiCo Inc.	2.375%	10/6/26	225	212
PepsiCo Inc.	2.625%	3/19/27	100	94
PepsiCo Inc.	3.000%	10/15/27	325	308
PepsiCo Inc.	4.450%	5/15/28	200	200
PepsiCo Inc.	2.625%	7/29/29	200	182
PepsiCo Inc.	2.750%	3/19/30	345	311
PepsiCo Inc.	1.625%	5/1/30	200	168
PepsiCo Inc.	1.400%	2/25/31	200	162
PepsiCo Inc.	3.500%	3/19/40	175	146
PepsiCo Inc.	2.625%	10/21/41	200	145
PepsiCo Inc.	3.600%	8/13/42	100	82
PepsiCo Inc.	4.450%	4/14/46	300	276
PepsiCo Inc.	3.450%	10/6/46	300	235
PepsiCo Inc.	4.000%	5/2/47	100	85
PepsiCo Inc.	3.375%	7/29/49	240	183
PepsiCo Inc.	2.875%	10/15/49	325	226
PepsiCo Inc.	3.875%	3/19/60	150	122
Philip Morris International Inc.	3.375%	8/11/25	150	146
Philip Morris International Inc.	5.000%	11/17/25	700	699
Philip Morris International Inc.	2.750%	2/25/26	305	292
Philip Morris International Inc.	4.750%	2/12/27	400	397
Philip Morris International Inc.	5.125%	11/17/27	200	201
Philip Morris International Inc.	3.125%	3/2/28	100	93
Philip Morris International Inc.	4.875%	2/13/29	200	199
Philip Morris International Inc.	3.375%	8/15/29	250	232

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Philip Morris International Inc.	5.625%	11/17/29	200	206
Philip Morris International Inc.	5.125%	2/15/30	200	200
Philip Morris International Inc.	2.100%	5/1/30	150	127
Philip Morris International Inc.	5.500%	9/7/30	244	249
Philip Morris International Inc.	1.750%	11/1/30	500	408
Philip Morris International Inc.	5.125%	2/13/31	225	224
Philip Morris International Inc.	5.750%	11/17/32	700	723
Philip Morris International Inc.	5.375%	2/15/33	200	201
Philip Morris International Inc.	5.625%	9/7/33	114	117
Philip Morris International Inc.	5.250%	2/13/34	400	396
Philip Morris International Inc.	6.375%	5/16/38	200	219
Philip Morris International Inc.	4.375%	11/15/41	500	432
Philip Morris International Inc.	4.500%	3/20/42	125	109
Philip Morris International Inc.	3.875%	8/21/42	25	20
Pilgrim's Pride Corp.	3.500%	3/1/32	500	424
Procter & Gamble Co.	0.550%	10/29/25	300	281
Procter & Gamble Co.	2.800%	3/25/27	500	476
Procter & Gamble Co.	3.000%	3/25/30	500	461
Procter & Gamble Co.	1.200%	10/29/30	300	246
Procter & Gamble Co.	5.550%	3/5/37	150	161
Procter & Gamble Co.	3.550%	3/25/40	188	161
Procter & Gamble Co.	3.500%	10/25/47	169	136
Reynolds American Inc.	4.450%	6/12/25	326	322
Reynolds American Inc.	5.700%	8/15/35	175	171
Reynolds American Inc.	7.250%	6/15/37	100	108
Reynolds American Inc.	6.150%	9/15/43	75	75
Reynolds American Inc.	5.850%	8/15/45	450	418
Sysco Corp.	3.750%	10/1/25	75	73
Sysco Corp.	3.300%	7/15/26	250	240
Sysco Corp.	3.250%	7/15/27	175	165
Sysco Corp.	5.750%	1/17/29	100	103
Sysco Corp.	2.400%	2/15/30	100	87
Sysco Corp.	5.950%	4/1/30	166	173
Sysco Corp.	6.000%	1/17/34	100	106
Sysco Corp.	6.600%	4/1/40	175	194
Sysco Corp.	4.500%	4/1/46	200	175
Sysco Corp.	4.450%	3/15/48	100	85
Sysco Corp.	6.600%	4/1/50	250	286
Sysco Corp.	3.150%	12/14/51	250	171
Target Corp.	2.250%	4/15/25	200	194
Target Corp.	2.500%	4/15/26	175	168
Target Corp.	1.950%	1/15/27	100	93
Target Corp.	3.375%	4/15/29	200	189
Target Corp.	2.650%	9/15/30	250	221
Target Corp.	4.500%	9/15/32	200	196
Target Corp.	6.500%	10/15/37	103	116
Target Corp.	7.000%	1/15/38	125	148
Target Corp.	3.900%	11/15/47	300	245
Target Corp.	4.800%	1/15/53	250	235
Tyson Foods Inc.	4.000%	3/1/26	100	98
Tyson Foods Inc.	3.550%	6/2/27	275	262
Tyson Foods Inc.	4.350%	3/1/29	280	271
Tyson Foods Inc.	5.700%	3/15/34	150	152
Tyson Foods Inc.	5.150%	8/15/44	200	183
Tyson Foods Inc.	5.100%	9/28/48	275	248
Unilever Capital Corp.	3.100%	7/30/25	225	219
Unilever Capital Corp.	2.000%	7/28/26	125	117
Unilever Capital Corp.	4.875%	9/8/28	200	202

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Unilever Capital Corp.	1.375%	9/14/30	300	244
Unilever Capital Corp.	1.750%	8/12/31	500	409
Unilever Capital Corp.	5.900%	11/15/32	200	215
Unilever Capital Corp.	5.000%	12/8/33	200	202
Walmart Inc.	3.550%	6/26/25	309	304
Walmart Inc.	3.900%	9/9/25	225	222
Walmart Inc.	4.000%	4/15/26	100	99
Walmart Inc.	3.050%	7/8/26	250	241
Walmart Inc.	1.050%	9/17/26	100	92
Walmart Inc.	3.900%	4/15/28	200	196
Walmart Inc.	3.700%	6/26/28	450	438
Walmart Inc.	3.250%	7/8/29	300	285
Walmart Inc.	2.375%	9/24/29	175	157
Walmart Inc.	1.800%	9/22/31	100	83
Walmart Inc.	4.150%	9/9/32	250	243
Walmart Inc.	4.100%	4/15/33	250	241
Walmart Inc.	5.250%	9/1/35	192	201
Walmart Inc.	6.200%	4/15/38	315	359
Walmart Inc.	3.950%	6/28/38	275	251
Walmart Inc.	5.000%	10/25/40	100	102
Walmart Inc.	4.000%	4/11/43	274	240
Walmart Inc.	3.625%	12/15/47	265	213
Walmart Inc.	4.050%	6/29/48	375	326
Walmart Inc.	2.650%	9/22/51	200	132
Walmart Inc.	4.500%	9/9/52	200	185
Walmart Inc.	4.500%	4/15/53	250	231
				74,854
Energy (1.9%)
Apache Corp.	4.375%	10/15/28	44	42
Apache Corp.	4.250%	1/15/30	90	83
Apache Corp.	6.000%	1/15/37	77	76
Apache Corp.	5.100%	9/1/40	233	200
Apache Corp.	5.250%	2/1/42	65	55
Apache Corp.	4.750%	4/15/43	75	59
Apache Corp.	5.350%	7/1/49	68	57
Baker Hughes Holdings LLC	5.125%	9/15/40	175	172
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	200	185
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	189
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	230
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	275	227
Boardwalk Pipelines LP	5.950%	6/1/26	200	202
Boardwalk Pipelines LP	4.450%	7/15/27	100	98
Boardwalk Pipelines LP	5.625%	8/1/34	235	235
BP Capital Markets America Inc.	3.410%	2/11/26	100	97
BP Capital Markets America Inc.	3.119%	5/4/26	550	530
BP Capital Markets America Inc.	3.017%	1/16/27	400	382
BP Capital Markets America Inc.	4.234%	11/6/28	225	220
BP Capital Markets America Inc.	4.699%	4/10/29	100	100
BP Capital Markets America Inc.	3.633%	4/6/30	350	330
BP Capital Markets America Inc.	2.721%	1/12/32	200	172
BP Capital Markets America Inc.	4.812%	2/13/33	400	395
BP Capital Markets America Inc.	4.893%	9/11/33	300	298
BP Capital Markets America Inc.	4.989%	4/10/34	200	200
BP Capital Markets America Inc.	3.060%	6/17/41	300	228

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.000%	2/24/50	450	307
	BP Capital Markets America Inc.	2.772%	11/10/50	300	194
	BP Capital Markets America Inc.	2.939%	6/4/51	500	334
	BP Capital Markets America Inc.	3.001%	3/17/52	300	203
	BP Capital Markets America Inc.	3.379%	2/8/61	400	277
	BP Capital Markets plc	3.279%	9/19/27	200	190
	BP Capital Markets plc	6.450%	Perpetual	230	239
	Burlington Resources LLC	7.400%	12/1/31	175	201
	Canadian Natural Resources Ltd.	3.850%	6/1/27	500	482
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	88
	Canadian Natural Resources Ltd.	6.450%	6/30/33	125	133
	Canadian Natural Resources Ltd.	5.850%	2/1/35	100	101
	Canadian Natural Resources Ltd.	6.250%	3/15/38	300	312
	Canadian Natural Resources Ltd.	4.950%	6/1/47	140	126
	Cenovus Energy Inc.	4.250%	4/15/27	100	97
	Cenovus Energy Inc.	2.650%	1/15/32	100	83
	Cenovus Energy Inc.	5.250%	6/15/37	38	36
	Cenovus Energy Inc.	6.750%	11/15/39	39	43
	Cenovus Energy Inc.	5.400%	6/15/47	119	112
	Cenovus Energy Inc.	3.750%	2/15/52	150	110
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	225	225
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	525	524
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	279
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	100	81
	Cheniere Energy Inc.	4.625%	10/15/28	252	244
[5]	Cheniere Energy Inc.	5.650%	4/15/34	265	267
	Cheniere Energy Partners LP	4.500%	10/1/29	275	262
	Cheniere Energy Partners LP	4.000%	3/1/31	146	133
	Cheniere Energy Partners LP	3.250%	1/31/32	350	298
	Cheniere Energy Partners LP	5.950%	6/30/33	247	252
	Chevron Corp.	1.554%	5/11/25	300	288
	Chevron Corp.	2.236%	5/11/30	500	438
	Chevron USA Inc.	1.018%	8/12/27	500	444
	Chevron USA Inc.	3.850%	1/15/28	100	98
	Chevron USA Inc.	3.250%	10/15/29	200	187
	Chevron USA Inc.	5.250%	11/15/43	175	179
	Chevron USA Inc.	2.343%	8/12/50	200	122
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	400	358
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	200	149
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	200	197
	CNOOC Petroleum North America ULC	5.875%	3/10/35	200	214
	CNOOC Petroleum North America ULC	6.400%	5/15/37	225	253
	Columbia Pipeline Group Inc.	4.500%	6/1/25	300	296
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	99
	ConocoPhillips	4.300%	8/15/28	46	45
	ConocoPhillips	2.400%	2/15/31	300	248
	ConocoPhillips	5.900%	5/15/38	450	479
	ConocoPhillips	6.500%	2/1/39	100	113
	ConocoPhillips	4.875%	10/1/47	100	95
	ConocoPhillips Co.	6.950%	4/15/29	262	288
	ConocoPhillips Co.	5.050%	9/15/33	200	202
	ConocoPhillips Co.	3.758%	3/15/42	88	73
	ConocoPhillips Co.	4.300%	11/15/44	275	241
	ConocoPhillips Co.	3.800%	3/15/52	100	78
	ConocoPhillips Co.	5.300%	5/15/53	178	177
	ConocoPhillips Co.	5.550%	3/15/54	175	180
	ConocoPhillips Co.	4.025%	3/15/62	300	238
	ConocoPhillips Co.	5.700%	9/15/63	125	131

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Continental Resources Inc.	4.375%	1/15/28	200	193
Continental Resources Inc.	4.900%	6/1/44	50	42
Coterra Energy Inc.	3.900%	5/15/27	200	193
DCP Midstream Operating LP	5.625%	7/15/27	75	76
DCP Midstream Operating LP	3.250%	2/15/32	181	156
Devon Energy Corp.	5.850%	12/15/25	100	101
Devon Energy Corp.	5.250%	10/15/27	100	100
Devon Energy Corp.	5.875%	6/15/28	130	131
Devon Energy Corp.	4.500%	1/15/30	130	125
Devon Energy Corp.	7.875%	9/30/31	160	184
Devon Energy Corp.	7.950%	4/15/32	163	189
Devon Energy Corp.	5.000%	6/15/45	150	133
Diamondback Energy Inc.	3.250%	12/1/26	100	96
Diamondback Energy Inc.	3.500%	12/1/29	200	185
Diamondback Energy Inc.	3.125%	3/24/31	200	177
Diamondback Energy Inc.	4.400%	3/24/51	200	166
Diamondback Energy Inc.	4.250%	3/15/52	100	81
Diamondback Energy Inc.	6.250%	3/15/53	200	215
Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	89
Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	200	172
Enbridge Energy Partners LP	5.875%	10/15/25	150	151
Enbridge Energy Partners LP	7.500%	4/15/38	150	175
Enbridge Energy Partners LP	5.500%	9/15/40	125	123
Enbridge Inc.	1.600%	10/4/26	200	183
Enbridge Inc.	5.900%	11/15/26	125	127
Enbridge Inc.	3.700%	7/15/27	150	144
Enbridge Inc.	6.000%	11/15/28	125	130
Enbridge Inc.	3.125%	11/15/29	200	183
Enbridge Inc.	6.200%	11/15/30	125	132
Enbridge Inc.	5.700%	3/8/33	350	358
Enbridge Inc.	2.500%	8/1/33	200	161
Enbridge Inc.	4.500%	6/10/44	100	86
Enbridge Inc.	4.000%	11/15/49	100	78
Enbridge Inc.	3.400%	8/1/51	200	141
Enbridge Inc.	6.700%	11/15/53	215	243
Energy Transfer LP	4.750%	1/15/26	500	495
Energy Transfer LP	4.400%	3/15/27	150	147
Energy Transfer LP	5.500%	6/1/27	300	302
Energy Transfer LP	5.550%	2/15/28	200	203
Energy Transfer LP	4.950%	5/15/28	200	198
Energy Transfer LP	5.250%	4/15/29	425	426
Energy Transfer LP	3.750%	5/15/30	250	231
Energy Transfer LP	5.750%	2/15/33	200	203
Energy Transfer LP	6.550%	12/1/33	600	643
Energy Transfer LP	5.550%	5/15/34	350	351
Energy Transfer LP	6.625%	10/15/36	225	238
Energy Transfer LP	5.800%	6/15/38	150	149
Energy Transfer LP	6.050%	6/1/41	100	101
Energy Transfer LP	6.500%	2/1/42	275	292
Energy Transfer LP	4.950%	1/15/43	175	154
Energy Transfer LP	5.300%	4/1/44	300	276
Energy Transfer LP	5.000%	5/15/44	100	88
Energy Transfer LP	5.350%	5/15/45	100	92
Energy Transfer LP	6.125%	12/15/45	200	201
Energy Transfer LP	5.300%	4/15/47	200	182
Energy Transfer LP	5.400%	10/1/47	275	254
Energy Transfer LP	6.000%	6/15/48	300	298
Energy Transfer LP	6.250%	4/15/49	320	329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	5.000%	5/15/50	500	438
	Energy Transfer LP	5.950%	5/15/54	300	299
	EnLink Midstream LLC	5.375%	6/1/29	90	88
	EnLink Midstream Partners LP	4.850%	7/15/26	85	83
	EnLink Midstream Partners LP	5.600%	4/1/44	60	53
	EnLink Midstream Partners LP	5.050%	4/1/45	80	66
	EnLink Midstream Partners LP	5.450%	6/1/47	90	78
	Enterprise Products Operating LLC	5.050%	1/10/26	200	200
	Enterprise Products Operating LLC	3.700%	2/15/26	150	147
	Enterprise Products Operating LLC	3.950%	2/15/27	100	98
	Enterprise Products Operating LLC	3.125%	7/31/29	200	184
	Enterprise Products Operating LLC	2.800%	1/31/30	300	269
	Enterprise Products Operating LLC	6.875%	3/1/33	175	197
	Enterprise Products Operating LLC	4.850%	1/31/34	175	172
	Enterprise Products Operating LLC	7.550%	4/15/38	150	180
	Enterprise Products Operating LLC	6.125%	10/15/39	300	320
	Enterprise Products Operating LLC	5.950%	2/1/41	175	185
	Enterprise Products Operating LLC	4.450%	2/15/43	300	268
	Enterprise Products Operating LLC	4.850%	3/15/44	520	487
	Enterprise Products Operating LLC	4.900%	5/15/46	425	396
	Enterprise Products Operating LLC	4.250%	2/15/48	100	86
	Enterprise Products Operating LLC	4.200%	1/31/50	350	296
	Enterprise Products Operating LLC	3.200%	2/15/52	300	210
	Enterprise Products Operating LLC	3.300%	2/15/53	200	142
	Enterprise Products Operating LLC	3.950%	1/31/60	200	156
	Enterprise Products Operating LLC	5.250%	8/16/77	100	95
	Enterprise Products Operating LLC	5.375%	2/15/78	200	187
	EOG Resources Inc.	4.150%	1/15/26	150	148
	EOG Resources Inc.	4.375%	4/15/30	200	196
	EOG Resources Inc.	4.950%	4/15/50	200	190
[5]	EQT Corp.	3.125%	5/15/26	150	142
	EQT Corp.	3.900%	10/1/27	200	190
	EQT Corp.	5.700%	4/1/28	200	202
	EQT Corp.	5.000%	1/15/29	200	196
	EQT Corp.	7.000%	2/1/30	200	212
	Equinor ASA	1.750%	1/22/26	479	453
	Equinor ASA	7.250%	9/23/27	250	269
	Equinor ASA	3.625%	9/10/28	175	168
	Equinor ASA	2.375%	5/22/30	400	350
	Equinor ASA	5.100%	8/17/40	125	125
	Equinor ASA	4.250%	11/23/41	175	157
	Equinor ASA	3.950%	5/15/43	125	106
	Equinor ASA	4.800%	11/8/43	175	166
	Equinor ASA	3.250%	11/18/49	225	164
	Equinor ASA	3.700%	4/6/50	405	321
	Exxon Mobil Corp.	3.043%	3/1/26	300	291
	Exxon Mobil Corp.	2.275%	8/16/26	600	568
	Exxon Mobil Corp.	2.440%	8/16/29	250	224
	Exxon Mobil Corp.	2.610%	10/15/30	650	576
	Exxon Mobil Corp.	2.995%	8/16/39	100	78
	Exxon Mobil Corp.	4.227%	3/19/40	400	365
	Exxon Mobil Corp.	3.567%	3/6/45	235	187
	Exxon Mobil Corp.	4.114%	3/1/46	200	172
	Exxon Mobil Corp.	4.327%	3/19/50	825	730
	Exxon Mobil Corp.	3.452%	4/15/51	500	379
	Halliburton Co.	3.800%	11/15/25	8	8
	Halliburton Co.	2.920%	3/1/30	200	179
	Halliburton Co.	6.700%	9/15/38	345	389

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Halliburton Co.	7.450%	9/15/39	100	121
Halliburton Co.	4.500%	11/15/41	100	89
Halliburton Co.	5.000%	11/15/45	500	469
Helmerich & Payne Inc.	2.900%	9/29/31	100	84
Hess Corp.	4.300%	4/1/27	250	245
Hess Corp.	7.125%	3/15/33	100	113
Hess Corp.	5.600%	2/15/41	450	458
HF Sinclair Corp.	5.875%	4/1/26	200	201
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	51
Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	261
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	55
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	208
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	262
Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	48
Kinder Morgan Energy Partners LP	4.700%	11/1/42	475	405
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	66
Kinder Morgan Inc.	4.300%	6/1/25	300	296
Kinder Morgan Inc.	1.750%	11/15/26	200	184
Kinder Morgan Inc.	4.300%	3/1/28	200	195
Kinder Morgan Inc.	7.800%	8/1/31	290	329
Kinder Morgan Inc.	7.750%	1/15/32	265	301
Kinder Morgan Inc.	5.300%	12/1/34	175	172
Kinder Morgan Inc.	5.550%	6/1/45	200	191
Kinder Morgan Inc.	5.050%	2/15/46	350	311
Kinder Morgan Inc.	3.600%	2/15/51	200	140
Marathon Oil Corp.	4.400%	7/15/27	200	194
Marathon Oil Corp.	6.800%	3/15/32	400	432
Marathon Oil Corp.	6.600%	10/1/37	100	105
Marathon Petroleum Corp.	4.700%	5/1/25	300	297
Marathon Petroleum Corp.	5.125%	12/15/26	200	200
Marathon Petroleum Corp.	6.500%	3/1/41	300	327
Marathon Petroleum Corp.	4.500%	4/1/48	260	220
MPLX LP	4.875%	6/1/25	283	281
MPLX LP	4.125%	3/1/27	300	292
MPLX LP	4.250%	12/1/27	400	389
MPLX LP	4.000%	3/15/28	400	385
MPLX LP	2.650%	8/15/30	500	430
MPLX LP	4.950%	9/1/32	149	145
MPLX LP	5.000%	3/1/33	200	194
MPLX LP	4.500%	4/15/38	400	355
MPLX LP	5.500%	2/15/49	455	434
MPLX LP	4.950%	3/14/52	200	176
MPLX LP	5.650%	3/1/53	200	195
NOV Inc.	3.600%	12/1/29	200	184
NOV Inc.	3.950%	12/1/42	125	95
Occidental Petroleum Corp.	5.875%	9/1/25	107	107
Occidental Petroleum Corp.	5.500%	12/1/25	80	80
Occidental Petroleum Corp.	5.550%	3/15/26	150	151
Occidental Petroleum Corp.	8.500%	7/15/27	86	93
Occidental Petroleum Corp.	6.375%	9/1/28	97	101
Occidental Petroleum Corp.	8.875%	7/15/30	176	205
Occidental Petroleum Corp.	6.625%	9/1/30	255	270
Occidental Petroleum Corp.	6.125%	1/1/31	196	203
Occidental Petroleum Corp.	7.500%	5/1/31	153	170
Occidental Petroleum Corp.	7.875%	9/15/31	85	96
Occidental Petroleum Corp.	6.450%	9/15/36	301	321
Occidental Petroleum Corp.	7.950%	6/15/39	43	51
Occidental Petroleum Corp.	6.200%	3/15/40	128	131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Occidental Petroleum Corp.	6.600%	3/15/46	196	211
	Occidental Petroleum Corp.	4.400%	4/15/46	75	61
	Occidental Petroleum Corp.	4.200%	3/15/48	53	41
	ONEOK Inc.	2.200%	9/15/25	425	406
	ONEOK Inc.	5.550%	11/1/26	52	52
	ONEOK Inc.	4.550%	7/15/28	200	196
	ONEOK Inc.	5.650%	11/1/28	100	102
	ONEOK Inc.	4.350%	3/15/29	100	97
	ONEOK Inc.	3.400%	9/1/29	245	226
	ONEOK Inc.	3.100%	3/15/30	200	179
	ONEOK Inc.	3.250%	6/1/30	200	181
	ONEOK Inc.	6.050%	9/1/33	350	365
	ONEOK Inc.	5.150%	10/15/43	125	114
	ONEOK Inc.	4.250%	9/15/46	200	160
	ONEOK Inc.	4.950%	7/13/47	200	176
	ONEOK Inc.	4.200%	10/3/47	150	118
	ONEOK Inc.	4.850%	2/1/49	100	87
	ONEOK Inc.	4.450%	9/1/49	150	121
	ONEOK Inc.	4.500%	3/15/50	100	81
	ONEOK Inc.	7.150%	1/15/51	150	169
	ONEOK Inc.	6.625%	9/1/53	250	276
	ONEOK Partners LP	6.650%	10/1/36	300	323
	ONEOK Partners LP	6.125%	2/1/41	150	155
	Ovintiv Inc.	5.375%	1/1/26	100	100
	Ovintiv Inc.	5.650%	5/15/28	100	102
	Ovintiv Inc.	7.375%	11/1/31	50	55
	Ovintiv Inc.	6.250%	7/15/33	100	104
	Ovintiv Inc.	6.500%	8/15/34	150	160
	Ovintiv Inc.	6.625%	8/15/37	200	209
	Ovintiv Inc.	6.500%	2/1/38	100	104
	Ovintiv Inc.	7.100%	7/15/53	75	84
	Patterson-UTI Energy Inc.	5.150%	11/15/29	150	147
	Patterson-UTI Energy Inc.	7.150%	10/1/33	100	108
[2]	Petroleos Mexicanos	2.378%	4/15/25	7	7
	Phillips 66	3.850%	4/9/25	300	295
	Phillips 66	3.900%	3/15/28	150	145
	Phillips 66	2.150%	12/15/30	100	84
	Phillips 66	4.650%	11/15/34	300	286
	Phillips 66	4.875%	11/15/44	500	467
	Phillips 66	3.300%	3/15/52	200	140
	Phillips 66 Co.	4.950%	12/1/27	200	200
	Phillips 66 Co.	3.750%	3/1/28	50	48
	Phillips 66 Co.	3.150%	12/15/29	100	91
	Phillips 66 Co.	4.680%	2/15/45	245	217
	Pioneer Natural Resources Co.	1.900%	8/15/30	300	252
	Pioneer Natural Resources Co.	2.150%	1/15/31	200	168
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	98
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	252
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	183
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	107
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	110	99
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	170

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	50	43
Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	454
Sabine Pass Liquefaction LLC	5.000%	3/15/27	250	249
Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	291
Sabine Pass Liquefaction LLC	4.500%	5/15/30	550	529
Sabine Pass Liquefaction LLC	5.900%	9/15/37	150	155
Schlumberger Investment SA	4.500%	5/15/28	100	100
Schlumberger Investment SA	2.650%	6/26/30	300	266
Schlumberger Investment SA	4.850%	5/15/33	100	100
Shell International Finance BV	3.250%	5/11/25	200	196
Shell International Finance BV	2.875%	5/10/26	500	480
Shell International Finance BV	2.500%	9/12/26	600	569
Shell International Finance BV	3.875%	11/13/28	100	97
Shell International Finance BV	2.375%	11/7/29	550	490
Shell International Finance BV	2.750%	4/6/30	50	45
Shell International Finance BV	4.125%	5/11/35	300	280
Shell International Finance BV	6.375%	12/15/38	475	538
Shell International Finance BV	5.500%	3/25/40	175	183
Shell International Finance BV	2.875%	11/26/41	200	148
Shell International Finance BV	4.550%	8/12/43	300	278
Shell International Finance BV	4.375%	5/11/45	430	384
Shell International Finance BV	4.000%	5/10/46	700	589
Shell International Finance BV	3.125%	11/7/49	500	355
Shell International Finance BV	3.000%	11/26/51	200	136
Spectra Energy Partners LP	3.375%	10/15/26	205	196
Spectra Energy Partners LP	4.500%	3/15/45	325	275
Suncor Energy Inc.	5.950%	12/1/34	125	131
Suncor Energy Inc.	6.800%	5/15/38	225	244
Suncor Energy Inc.	6.500%	6/15/38	300	319
Suncor Energy Inc.	4.000%	11/15/47	100	78
Suncor Energy Inc.	3.750%	3/4/51	200	147
Targa Resources Corp.	6.150%	3/1/29	175	182
Targa Resources Corp.	4.200%	2/1/33	200	182
Targa Resources Corp.	6.125%	3/15/33	284	296
Targa Resources Corp.	6.500%	3/30/34	175	188
Targa Resources Corp.	4.950%	4/15/52	200	175
Targa Resources Corp.	6.500%	2/15/53	200	215
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	100	101
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	100	98
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	100	103
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/30	200	199
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	200	192
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	200	180
TC PipeLines LP	3.900%	5/25/27	50	48
TotalEnergies Capital International SA	3.461%	7/12/49	200	151
TotalEnergies Capital International SA	3.127%	5/29/50	100	71
TotalEnergies Capital International SA	3.386%	6/29/60	200	141
TransCanada PipeLines Ltd.	4.250%	5/15/28	250	242
TransCanada PipeLines Ltd.	4.100%	4/15/30	400	378
TransCanada PipeLines Ltd.	2.500%	10/12/31	200	166
TransCanada PipeLines Ltd.	4.625%	3/1/34	300	284
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	152

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	308
TransCanada PipeLines Ltd.	4.750%	5/15/38	300	276
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	207
TransCanada PipeLines Ltd.	4.875%	5/15/48	300	267
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	96
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	181
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	88
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	100	79
Valero Energy Corp.	4.350%	6/1/28	137	134
Valero Energy Corp.	7.500%	4/15/32	400	460
Valero Energy Corp.	6.625%	6/15/37	300	327
Valero Energy Corp.	4.900%	3/15/45	150	138
Valero Energy Corp.	3.650%	12/1/51	100	72
Valero Energy Partners LP	4.500%	3/15/28	75	74
Western Midstream Operating LP	4.750%	8/15/28	54	52
Western Midstream Operating LP	6.350%	1/15/29	100	104
Western Midstream Operating LP	4.050%	2/1/30	227	211
Western Midstream Operating LP	6.150%	4/1/33	132	135
Western Midstream Operating LP	5.300%	3/1/48	200	174
Western Midstream Operating LP	5.250%	2/1/50	300	268
Williams Cos. Inc.	3.750%	6/15/27	300	289
Williams Cos. Inc.	5.300%	8/15/28	138	139
Williams Cos. Inc.	4.900%	3/15/29	200	199
Williams Cos. Inc.	3.500%	11/15/30	200	182
Williams Cos. Inc.	2.600%	3/15/31	200	170
Williams Cos. Inc.	4.650%	8/15/32	200	193
Williams Cos. Inc.	5.650%	3/15/33	200	205
Williams Cos. Inc.	5.150%	3/15/34	175	173
Williams Cos. Inc.	6.300%	4/15/40	100	106
Williams Cos. Inc.	5.800%	11/15/43	100	100
Williams Cos. Inc.	5.400%	3/4/44	400	380
Williams Cos. Inc.	5.750%	6/24/44	100	100
Williams Cos. Inc.	5.100%	9/15/45	200	185
Williams Cos. Inc.	4.850%	3/1/48	150	134
Williams Cos. Inc.	3.500%	10/15/51	200	142
Williams Cos. Inc.	5.300%	8/15/52	100	95
				81,033
Financials (7.6%)
ACE Capital Trust II	9.700%	4/1/30	50	59
Aegon Ltd.	5.500%	4/11/48	200	194
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	250	253
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	123
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	750	697
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	200	203
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	284
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	488
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	285
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	200	203
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	750	679

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/30	200	208
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	750	642
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	500	421
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	300	237
Affiliated Managers Group Inc.	3.500%	8/1/25	125	122
Affiliated Managers Group Inc.	3.300%	6/15/30	300	268
Aflac Inc.	2.875%	10/15/26	75	71
Aflac Inc.	4.000%	10/15/46	50	40
Aflac Inc.	4.750%	1/15/49	235	215
Air Lease Corp.	3.375%	7/1/25	250	244
Air Lease Corp.	2.200%	1/15/27	200	184
Air Lease Corp.	3.625%	4/1/27	75	71
Air Lease Corp.	3.625%	12/1/27	200	189
Air Lease Corp.	2.100%	9/1/28	500	438
Air Lease Corp.	4.625%	10/1/28	100	97
Air Lease Corp.	3.250%	10/1/29	100	91
Air Lease Corp.	3.000%	2/1/30	225	199
Air Lease Corp.	3.125%	12/1/30	750	659
Air Lease Corp.	2.875%	1/15/32	200	168
Aircastle Ltd.	4.250%	6/15/26	100	97
Alleghany Corp.	3.625%	5/15/30	100	93
Alleghany Corp.	4.900%	9/15/44	100	95
Alleghany Corp.	3.250%	8/15/51	250	177
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	73
Allstate Corp.	1.450%	12/15/30	100	79
Allstate Corp.	5.250%	3/30/33	200	201
Allstate Corp.	5.550%	5/9/35	75	78
Allstate Corp.	4.500%	6/15/43	125	110
Allstate Corp.	4.200%	12/15/46	200	166
Allstate Corp.	3.850%	8/10/49	100	79
Allstate Corp.	6.500%	5/15/67	100	102
Ally Financial Inc.	2.200%	11/2/28	450	386
Ally Financial Inc.	6.992%	6/13/29	200	208
Ally Financial Inc.	8.000%	11/1/31	400	446
American Express Co.	4.200%	11/6/25	150	148
American Express Co.	4.900%	2/13/26	230	229
American Express Co.	4.990%	5/1/26	200	199
American Express Co.	3.125%	5/20/26	250	240
American Express Co.	6.338%	10/30/26	200	203
American Express Co.	1.650%	11/4/26	525	481
American Express Co.	2.550%	3/4/27	200	187
American Express Co.	3.300%	5/3/27	350	333
American Express Co.	5.389%	7/28/27	200	201
American Express Co.	5.098%	2/16/28	2,000	1,997
American Express Co.	5.282%	7/27/29	200	201
American Express Co.	6.489%	10/30/31	200	214
American Express Co.	5.043%	5/1/34	192	190
American Express Co.	4.050%	12/3/42	67	58
American Financial Group Inc.	5.250%	4/2/30	150	149
American Financial Group Inc.	4.500%	6/15/47	110	92
American International Group Inc.	4.200%	4/1/28	120	117
American International Group Inc.	4.250%	3/15/29	30	29
American International Group Inc.	3.400%	6/30/30	120	110
American International Group Inc.	3.875%	1/15/35	100	89

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American International Group Inc.	4.700%	7/10/35	45	41
American International Group Inc.	6.250%	5/1/36	475	500
American International Group Inc.	4.500%	7/16/44	350	312
American International Group Inc.	4.750%	4/1/48	200	185
American International Group Inc.	5.750%	4/1/48	125	123
Ameriprise Financial Inc.	3.000%	4/2/25	20	20
Ameriprise Financial Inc.	2.875%	9/15/26	100	95
Ameriprise Financial Inc.	5.150%	5/15/33	200	202
Aon Corp.	8.205%	1/1/27	25	27
Aon Corp.	4.500%	12/15/28	100	98
Aon Corp.	3.750%	5/2/29	90	85
Aon Corp.	2.800%	5/15/30	405	357
Aon Corp.	6.250%	9/30/40	100	108
Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	225	226
Aon Global Ltd.	3.875%	12/15/25	125	122
Aon Global Ltd.	4.600%	6/14/44	175	153
Aon Global Ltd.	4.750%	5/15/45	100	90
Aon North America Inc.	5.125%	3/1/27	100	100
Aon North America Inc.	5.150%	3/1/29	185	186
Aon North America Inc.	5.300%	3/1/31	200	202
Aon North America Inc.	5.450%	3/1/34	350	354
Aon North America Inc.	5.750%	3/1/54	425	435
Apollo Global Management Inc.	6.375%	11/15/33	75	81
Arch Capital Finance LLC	4.011%	12/15/26	100	97
Arch Capital Finance LLC	5.031%	12/15/46	100	93
Arch Capital Group Ltd.	7.350%	5/1/34	50	56
Arch Capital Group Ltd.	3.635%	6/30/50	200	148
Arch Capital Group US Inc.	5.144%	11/1/43	50	48
Ares Capital Corp.	3.250%	7/15/25	115	111
Ares Capital Corp.	2.150%	7/15/26	500	461
Ares Capital Corp.	7.000%	1/15/27	80	82
Ares Capital Corp.	2.875%	6/15/27	224	206
Ares Capital Corp.	5.875%	3/1/29	175	175
Arthur J Gallagher & Co.	5.500%	3/2/33	200	201
Arthur J Gallagher & Co.	5.750%	3/2/53	200	200
Arthur J Gallagher & Co.	5.750%	7/15/54	100	100
Assurant Inc.	4.900%	3/27/28	100	99
Assurant Inc.	6.750%	2/15/34	9	10
Assured Guaranty US Holdings Inc.	6.125%	9/15/28	100	104
Athene Holding Ltd.	4.125%	1/12/28	200	193
Athene Holding Ltd.	6.150%	4/3/30	210	218
Athene Holding Ltd.	3.500%	1/15/31	500	440
Athene Holding Ltd.	5.875%	1/15/34	125	125
Athene Holding Ltd.	3.950%	5/25/51	5	4
Athene Holding Ltd.	6.250%	4/1/54	300	304
Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	200	201
Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	250	252
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	245
Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	250	250
Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	250	250
AXA SA	8.600%	12/15/30	112	132
AXIS Specialty Finance LLC	3.900%	7/15/29	50	47
AXIS Specialty Finance LLC	4.900%	1/15/40	50	45
AXIS Specialty Finance plc	4.000%	12/6/27	550	529

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	200	219
Banco Santander SA	5.147%	8/18/25	200	199
Banco Santander SA	5.179%	11/19/25	250	247
Banco Santander SA	1.849%	3/25/26	1,000	934
Banco Santander SA	4.250%	4/11/27	600	581
Banco Santander SA	5.294%	8/18/27	200	200
Banco Santander SA	6.527%	11/7/27	800	821
Banco Santander SA	3.800%	2/23/28	200	189
Banco Santander SA	5.552%	3/14/28	200	200
Banco Santander SA	4.379%	4/12/28	200	194
Banco Santander SA	6.607%	11/7/28	200	211
Banco Santander SA	5.538%	3/14/30	200	200
Banco Santander SA	2.958%	3/25/31	600	517
Banco Santander SA	6.921%	8/8/33	400	418
Banco Santander SA	6.938%	11/7/33	200	221
Banco Santander SA	6.350%	3/14/34	200	200
Bank of America Corp.	4.450%	3/3/26	475	468
Bank of America Corp.	3.384%	4/2/26	582	569
Bank of America Corp.	3.500%	4/19/26	320	310
Bank of America Corp.	1.319%	6/19/26	500	475
Bank of America Corp.	4.250%	10/22/26	725	709
Bank of America Corp.	1.197%	10/24/26	500	468
Bank of America Corp.	5.080%	1/20/27	275	274
Bank of America Corp.	3.559%	4/23/27	750	724
Bank of America Corp.	1.734%	7/22/27	500	461
Bank of America Corp.	3.248%	10/21/27	750	711
Bank of America Corp.	4.183%	11/25/27	560	543
Bank of America Corp.	3.824%	1/20/28	1,248	1,202
Bank of America Corp.	2.551%	2/4/28	675	627
Bank of America Corp.	3.705%	4/24/28	350	335
Bank of America Corp.	3.593%	7/21/28	800	760
Bank of America Corp.	6.204%	11/10/28	350	362
Bank of America Corp.	3.419%	12/20/28	1,334	1,252
Bank of America Corp.	3.970%	3/5/29	225	215
Bank of America Corp.	5.202%	4/25/29	450	450
Bank of America Corp.	2.087%	6/14/29	1,500	1,325
Bank of America Corp.	4.271%	7/23/29	575	554
Bank of America Corp.	3.974%	2/7/30	150	142
Bank of America Corp.	3.194%	7/23/30	1,125	1,021
Bank of America Corp.	2.884%	10/22/30	300	267
Bank of America Corp.	2.496%	2/13/31	750	645
Bank of America Corp.	2.592%	4/29/31	2,000	1,724
Bank of America Corp.	2.687%	4/22/32	500	423
Bank of America Corp.	2.572%	10/20/32	1,500	1,242
Bank of America Corp.	2.972%	2/4/33	925	785
Bank of America Corp.	5.015%	7/22/33	500	492
Bank of America Corp.	5.288%	4/25/34	450	449
Bank of America Corp.	5.468%	1/23/35	700	705
Bank of America Corp.	6.110%	1/29/37	335	356
Bank of America Corp.	3.846%	3/8/37	570	504
Bank of America Corp.	4.244%	4/24/38	300	270
Bank of America Corp.	7.750%	5/14/38	240	291
Bank of America Corp.	4.078%	4/23/40	550	475
Bank of America Corp.	2.676%	6/19/41	1,000	710
Bank of America Corp.	5.875%	2/7/42	300	320
Bank of America Corp.	3.311%	4/22/42	400	308
Bank of America Corp.	5.000%	1/21/44	615	595
Bank of America Corp.	4.875%	4/1/44	300	284

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bank of America Corp.	4.750%	4/21/45	100	92
Bank of America Corp.	4.443%	1/20/48	100	88
Bank of America Corp.	4.330%	3/15/50	250	214
Bank of America Corp.	4.083%	3/20/51	1,500	1,232
Bank of America Corp.	2.831%	10/24/51	500	327
Bank of America Corp.	3.483%	3/13/52	500	373
Bank of America Corp.	2.972%	7/21/52	400	269
Bank of America NA	5.650%	8/18/25	275	277
Bank of America NA	5.526%	8/18/26	275	278
Bank of America NA	6.000%	10/15/36	250	265
Bank of Montreal	1.850%	5/1/25	457	440
Bank of Montreal	3.700%	6/7/25	200	196
Bank of Montreal	5.920%	9/25/25	200	202
Bank of Montreal	5.300%	6/5/26	200	201
Bank of Montreal	2.650%	3/8/27	200	187
Bank of Montreal	5.203%	2/1/28	200	201
Bank of Montreal	5.717%	9/25/28	200	205
Bank of Montreal	3.803%	12/15/32	500	465
Bank of New York Mellon Corp.	2.800%	5/4/26	576	550
Bank of New York Mellon Corp.	2.450%	8/17/26	408	385
Bank of New York Mellon Corp.	2.050%	1/26/27	120	111
Bank of New York Mellon Corp.	4.947%	4/26/27	200	199
Bank of New York Mellon Corp.	3.250%	5/16/27	150	143
Bank of New York Mellon Corp.	3.442%	2/7/28	150	144
Bank of New York Mellon Corp.	5.802%	10/25/28	200	205
Bank of New York Mellon Corp.	3.000%	10/30/28	200	184
Bank of New York Mellon Corp.	4.543%	2/1/29	200	197
Bank of New York Mellon Corp.	3.300%	8/23/29	100	92
Bank of New York Mellon Corp.	6.317%	10/25/29	200	211
Bank of New York Mellon Corp.	4.975%	3/14/30	200	200
Bank of New York Mellon Corp.	2.500%	1/26/32	80	67
Bank of New York Mellon Corp.	5.834%	10/25/33	200	209
Bank of New York Mellon Corp.	4.706%	2/1/34	200	193
Bank of New York Mellon Corp.	4.967%	4/26/34	1,200	1,177
Bank of New York Mellon Corp.	5.188%	3/14/35	200	199
Bank of Nova Scotia	3.450%	4/11/25	200	196
Bank of Nova Scotia	5.450%	6/12/25	200	200
Bank of Nova Scotia	4.500%	12/16/25	300	295
Bank of Nova Scotia	2.700%	8/3/26	100	95
Bank of Nova Scotia	1.300%	9/15/26	500	457
Bank of Nova Scotia	1.950%	2/2/27	200	184
Bank of Nova Scotia	5.250%	6/12/28	200	202
Bank of Nova Scotia	2.450%	2/2/32	200	165
Bank of Nova Scotia	5.650%	2/1/34	200	206
Bank of Nova Scotia	4.588%	5/4/37	200	181
Barclays plc	4.375%	1/12/26	300	294
Barclays plc	2.852%	5/7/26	300	291
Barclays plc	5.200%	5/12/26	610	604
Barclays plc	5.304%	8/9/26	500	497
Barclays plc	7.325%	11/2/26	375	384
Barclays plc	5.829%	5/9/27	350	351
Barclays plc	4.337%	1/10/28	200	193
Barclays plc	5.674%	3/12/28	225	226
Barclays plc	4.836%	5/9/28	400	388
Barclays plc	5.501%	8/9/28	325	324
Barclays plc	7.385%	11/2/28	375	397
Barclays plc	4.972%	5/16/29	500	490
Barclays plc	6.490%	9/13/29	326	339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	5.690%	3/12/30	225	226
	Barclays plc	5.088%	6/20/30	345	332
	Barclays plc	2.645%	6/24/31	400	338
	Barclays plc	5.746%	8/9/33	325	326
	Barclays plc	7.437%	11/2/33	1,125	1,251
	Barclays plc	7.119%	6/27/34	270	287
	Barclays plc	3.564%	9/23/35	250	214
	Barclays plc	5.250%	8/17/45	250	239
	Barclays plc	4.950%	1/10/47	200	183
	Barclays plc	6.036%	3/12/55	400	416
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	153
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	195	183
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	750	662
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	180	161
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	725	490
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	534	432
	Berkshire Hathaway Inc.	3.125%	3/15/26	725	702
	BlackRock Funding Inc.	4.700%	3/14/29	200	200
	BlackRock Funding Inc.	5.000%	3/14/34	200	201
	BlackRock Funding Inc.	5.250%	3/14/54	200	201
	BlackRock Inc.	3.200%	3/15/27	100	96
	BlackRock Inc.	3.250%	4/30/29	90	84
	BlackRock Inc.	2.400%	4/30/30	380	333
	BlackRock Inc.	2.100%	2/25/32	600	492
	BlackRock Inc.	4.750%	5/25/33	200	199
	Blackstone Private Credit Fund	2.625%	12/15/26	300	274
	Blackstone Private Credit Fund	3.250%	3/15/27	400	369
[5]	Blackstone Private Credit Fund	6.250%	1/25/31	90	90
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	461
	Blue Owl Capital Corp.	3.750%	7/22/25	180	175
	Blue Owl Capital Corp.	3.400%	7/15/26	244	230
	Blue Owl Capital Corp.	2.625%	1/15/27	200	183
[5]	Blue Owl Credit Income Corp.	7.950%	6/13/28	200	207
[5]	BNP Paribas SA	3.052%	1/13/31	50	44
	BPCE SA	3.375%	12/2/26	250	240
	Brighthouse Financial Inc.	4.700%	6/22/47	173	138
	Brookfield Finance I UK plc / Brookfield Finance Inc.	2.340%	1/30/32	120	97
	Brookfield Finance Inc.	4.250%	6/2/26	50	49
	Brookfield Finance Inc.	3.900%	1/25/28	125	120
	Brookfield Finance Inc.	4.850%	3/29/29	150	149
	Brookfield Finance Inc.	4.350%	4/15/30	205	196
	Brookfield Finance Inc.	4.700%	9/20/47	185	161
	Brookfield Finance Inc.	5.968%	3/4/54	240	248
	Brookfield Finance LLC / Brookfield Finance Inc.	3.450%	4/15/50	125	88
	Brown & Brown Inc.	4.500%	3/15/29	75	73
	Brown & Brown Inc.	2.375%	3/15/31	500	415
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	200	196
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	275	253
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	200	191
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	200	181
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	200	211
	Capital One Financial Corp.	4.200%	10/29/25	175	171
	Capital One Financial Corp.	2.636%	3/3/26	243	236
	Capital One Financial Corp.	3.750%	7/28/26	500	482
	Capital One Financial Corp.	3.750%	3/9/27	100	96
	Capital One Financial Corp.	3.650%	5/11/27	800	765

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Capital One Financial Corp.	7.149%	10/29/27	200	208
Capital One Financial Corp.	3.800%	1/31/28	300	285
Capital One Financial Corp.	5.468%	2/1/29	200	200
Capital One Financial Corp.	5.700%	2/1/30	595	600
Capital One Financial Corp.	3.273%	3/1/30	230	207
Capital One Financial Corp.	7.624%	10/30/31	200	221
Capital One Financial Corp.	5.817%	2/1/34	732	731
Capital One Financial Corp.	6.377%	6/8/34	500	519
Capital One Financial Corp.	6.051%	2/1/35	705	718
Cboe Global Markets Inc.	3.650%	1/12/27	110	107
Charles Schwab Corp.	3.625%	4/1/25	384	377
Charles Schwab Corp.	3.850%	5/21/25	25	25
Charles Schwab Corp.	0.900%	3/11/26	300	277
Charles Schwab Corp.	1.150%	5/13/26	500	461
Charles Schwab Corp.	5.875%	8/24/26	180	183
Charles Schwab Corp.	3.200%	3/2/27	250	238
Charles Schwab Corp.	2.450%	3/3/27	245	228
Charles Schwab Corp.	3.300%	4/1/27	125	119
Charles Schwab Corp.	3.200%	1/25/28	100	94
Charles Schwab Corp.	4.000%	2/1/29	125	120
Charles Schwab Corp.	5.643%	5/19/29	220	223
Charles Schwab Corp.	3.250%	5/22/29	100	93
Charles Schwab Corp.	2.750%	10/1/29	50	45
Charles Schwab Corp.	6.196%	11/17/29	220	229
Charles Schwab Corp.	4.625%	3/22/30	50	50
Charles Schwab Corp.	2.300%	5/13/31	500	419
Charles Schwab Corp.	6.136%	8/24/34	235	246
Chubb Corp.	6.000%	5/11/37	125	135
Chubb Corp.	6.500%	5/15/38	95	107
Chubb INA Holdings Inc.	3.350%	5/3/26	355	343
Chubb INA Holdings Inc.	5.000%	3/15/34	125	125
Chubb INA Holdings Inc.	6.700%	5/15/36	200	228
Chubb INA Holdings Inc.	4.150%	3/13/43	100	88
Chubb INA Holdings Inc.	4.350%	11/3/45	350	312
Chubb INA Holdings Inc.	2.850%	12/15/51	100	68
Chubb INA Holdings Inc.	3.050%	12/15/61	200	134
CI Financial Corp.	4.100%	6/15/51	350	219
Cincinnati Financial Corp.	6.920%	5/15/28	100	106
Cincinnati Financial Corp.	6.125%	11/1/34	75	80
Citibank NA	5.864%	9/29/25	250	252
Citibank NA	5.488%	12/4/26	450	455
Citibank NA	5.803%	9/29/28	450	466
Citigroup Inc.	4.400%	6/10/25	1,716	1,692
Citigroup Inc.	5.500%	9/13/25	75	75
Citigroup Inc.	3.700%	1/12/26	275	268
Citigroup Inc.	4.600%	3/9/26	275	271
Citigroup Inc.	5.610%	9/29/26	200	200
Citigroup Inc.	3.200%	10/21/26	1,025	976
Citigroup Inc.	4.300%	11/20/26	75	73
Citigroup Inc.	4.450%	9/29/27	1,230	1,196
Citigroup Inc.	3.887%	1/10/28	475	458
Citigroup Inc.	3.070%	2/24/28	1,000	941
Citigroup Inc.	4.658%	5/24/28	350	345
Citigroup Inc.	3.668%	7/24/28	900	856
Citigroup Inc.	4.125%	7/25/28	100	96
Citigroup Inc.	3.520%	10/27/28	580	547
Citigroup Inc.	5.174%	2/13/30	450	448
Citigroup Inc.	3.980%	3/20/30	475	448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	2.976%	11/5/30	300	266
	Citigroup Inc.	2.666%	1/29/31	500	433
	Citigroup Inc.	4.412%	3/31/31	750	715
	Citigroup Inc.	2.572%	6/3/31	500	427
	Citigroup Inc.	6.625%	6/15/32	100	107
	Citigroup Inc.	2.520%	11/3/32	475	389
	Citigroup Inc.	3.057%	1/25/33	230	195
	Citigroup Inc.	3.785%	3/17/33	600	536
	Citigroup Inc.	4.910%	5/24/33	220	212
	Citigroup Inc.	6.270%	11/17/33	500	528
	Citigroup Inc.	6.174%	5/25/34	350	356
	Citigroup Inc.	6.125%	8/25/36	75	78
	Citigroup Inc.	3.878%	1/24/39	225	192
	Citigroup Inc.	8.125%	7/15/39	562	720
	Citigroup Inc.	5.316%	3/26/41	1,000	990
	Citigroup Inc.	5.875%	1/30/42	100	106
	Citigroup Inc.	5.300%	5/6/44	375	365
	Citigroup Inc.	4.650%	7/30/45	200	181
	Citigroup Inc.	4.750%	5/18/46	375	333
	Citigroup Inc.	4.650%	7/23/48	450	407
	Citizens Financial Group Inc.	2.850%	7/27/26	175	164
	Citizens Financial Group Inc.	5.841%	1/23/30	200	200
	Citizens Financial Group Inc.	2.500%	2/6/30	200	169
	Citizens Financial Group Inc.	4.300%	2/11/31	357	321
	Citizens Financial Group Inc.	2.638%	9/30/32	125	96
	CME Group Inc.	2.650%	3/15/32	500	432
	CME Group Inc.	5.300%	9/15/43	200	204
	CNA Financial Corp.	4.500%	3/1/26	125	123
	CNA Financial Corp.	3.450%	8/15/27	100	95
	CNA Financial Corp.	3.900%	5/1/29	100	95
	CNA Financial Corp.	5.125%	2/15/34	170	165
	CNO Financial Group Inc.	5.250%	5/30/25	250	248
	Comerica Bank	4.000%	7/27/25	50	49
	Comerica Inc.	4.000%	2/1/29	90	83
	Comerica Inc.	5.982%	1/30/30	200	198
	Commonwealth Bank of Australia	5.316%	3/13/26	265	267
	Cooperatieve Rabobank UA	3.375%	5/21/25	666	653
	Cooperatieve Rabobank UA	4.850%	1/9/26	250	249
	Cooperatieve Rabobank UA	3.750%	7/21/26	475	456
	Cooperatieve Rabobank UA	5.500%	10/5/26	250	253
	Cooperatieve Rabobank UA	4.800%	1/9/29	250	248
	Cooperatieve Rabobank UA	5.250%	5/24/41	100	102
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	254
	Cooperatieve Rabobank UA	5.250%	8/4/45	350	343
	Corebridge Financial Inc.	3.500%	4/4/25	500	489
	Corebridge Financial Inc.	3.850%	4/5/29	185	173
	Corebridge Financial Inc.	3.900%	4/5/32	500	450
[5]	Corebridge Financial Inc.	6.050%	9/15/33	400	412
	Corebridge Financial Inc.	5.750%	1/15/34	132	135
	Corebridge Financial Inc.	4.350%	4/5/42	100	84
	Corebridge Financial Inc.	4.400%	4/5/52	215	176
	Credit Suisse AG	1.250%	8/7/26	255	232
	Credit Suisse AG	5.000%	7/9/27	250	248
	Credit Suisse AG	7.500%	2/15/28	425	458
	Credit Suisse USA Inc.	7.125%	7/15/32	100	112
	Deutsche Bank AG	4.500%	4/1/25	200	197
	Deutsche Bank AG	4.100%	1/13/26	100	98
	Deutsche Bank AG	1.686%	3/19/26	500	468

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deutsche Bank AG	6.119%	7/14/26	1,150	1,154
	Deutsche Bank AG	7.146%	7/13/27	500	514
	Deutsche Bank AG	2.311%	11/16/27	250	228
	Deutsche Bank AG	5.706%	2/8/28	150	150
	Deutsche Bank AG	6.720%	1/18/29	325	336
	Deutsche Bank AG	6.819%	11/20/29	1,225	1,281
	Deutsche Bank AG	3.729%	1/14/32	250	210
	Deutsche Bank AG	4.875%	12/1/32	240	225
	Deutsche Bank AG	3.742%	1/7/33	215	177
	Deutsche Bank AG	7.079%	2/10/34	200	206
	Discover Bank	3.450%	7/27/26	309	294
	Discover Bank	4.650%	9/13/28	250	242
	Discover Bank	2.700%	2/6/30	100	86
	Discover Financial Services	4.500%	1/30/26	428	420
	Discover Financial Services	4.100%	2/9/27	250	241
	Discover Financial Services	6.700%	11/29/32	250	265
	Eaton Vance Corp.	3.500%	4/6/27	100	96
	Enstar Finance LLC	5.750%	9/1/40	11	11
	Enstar Finance LLC	5.500%	1/15/42	102	95
	Enstar Group Ltd.	4.950%	6/1/29	395	386
	Equitable Holdings Inc.	7.000%	4/1/28	75	80
	Equitable Holdings Inc.	4.350%	4/20/28	279	270
	Equitable Holdings Inc.	5.000%	4/20/48	350	318
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	90
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	500	323
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	49
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	95
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	200	200
[5]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	100	102
[5]	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	175	179
	Fidelity National Financial Inc.	3.400%	6/15/30	100	89
	Fidelity National Financial Inc.	2.450%	3/15/31	500	412
	Fifth Third Bancorp	2.550%	5/5/27	100	92
	Fifth Third Bancorp	1.707%	11/1/27	200	182
	Fifth Third Bancorp	3.950%	3/14/28	75	72
	Fifth Third Bancorp	6.339%	7/27/29	200	206
	Fifth Third Bancorp	4.772%	7/28/30	125	120
	Fifth Third Bancorp	5.631%	1/29/32	275	275
	Fifth Third Bancorp	8.250%	3/1/38	200	240
	Fifth Third Bank NA	3.950%	7/28/25	200	196
	Fifth Third Bank NA	3.850%	3/15/26	200	193
	Fifth Third Bank NA	2.250%	2/1/27	250	231
	First American Financial Corp.	2.400%	8/15/31	200	158
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	75	77
	Franklin Resources Inc.	2.950%	8/12/51	200	125
	FS KKR Capital Corp.	3.400%	1/15/26	500	474
	FS KKR Capital Corp.	3.125%	10/12/28	200	175
	GATX Corp.	3.250%	9/15/26	50	48
	GATX Corp.	3.850%	3/30/27	175	169
	GATX Corp.	3.500%	3/15/28	100	94
	GATX Corp.	4.550%	11/7/28	150	147
	GATX Corp.	4.700%	4/1/29	75	74
	GATX Corp.	6.900%	5/1/34	200	218
	GATX Corp.	4.500%	3/30/45	50	41
	GATX Corp.	3.100%	6/1/51	200	131
	Globe Life Inc.	4.550%	9/15/28	80	78
	Goldman Sachs Bank USA	5.283%	3/18/27	350	350
	Goldman Sachs Capital I	6.345%	2/15/34	225	234

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Goldman Sachs Group Inc.	3.500%	4/1/25	50	49
Goldman Sachs Group Inc.	3.750%	5/22/25	825	810
Goldman Sachs Group Inc.	4.250%	10/21/25	200	196
Goldman Sachs Group Inc.	3.750%	2/25/26	200	195
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,198
Goldman Sachs Group Inc.	1.093%	12/9/26	500	464
Goldman Sachs Group Inc.	5.950%	1/15/27	400	408
Goldman Sachs Group Inc.	3.850%	1/26/27	350	339
Goldman Sachs Group Inc.	1.542%	9/10/27	200	183
Goldman Sachs Group Inc.	1.948%	10/21/27	1,350	1,241
Goldman Sachs Group Inc.	2.640%	2/24/28	1,008	938
Goldman Sachs Group Inc.	3.615%	3/15/28	495	473
Goldman Sachs Group Inc.	3.691%	6/5/28	625	598
Goldman Sachs Group Inc.	4.482%	8/23/28	475	465
Goldman Sachs Group Inc.	3.814%	4/23/29	450	426
Goldman Sachs Group Inc.	4.223%	5/1/29	475	457
Goldman Sachs Group Inc.	6.484%	10/24/29	450	474
Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,171
Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,255
Goldman Sachs Group Inc.	2.650%	10/21/32	800	666
Goldman Sachs Group Inc.	3.102%	2/24/33	300	256
Goldman Sachs Group Inc.	6.450%	5/1/36	50	53
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,063
Goldman Sachs Group Inc.	4.017%	10/31/38	405	348
Goldman Sachs Group Inc.	4.411%	4/23/39	500	447
Goldman Sachs Group Inc.	6.250%	2/1/41	675	734
Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	773
Goldman Sachs Group Inc.	5.150%	5/22/45	475	459
Golub Capital BDC Inc.	2.050%	2/15/27	65	58
Golub Capital BDC Inc.	7.050%	12/5/28	80	82
Hanover Insurance Group Inc.	4.500%	4/15/26	100	98
Hartford Financial Services Group Inc.	2.800%	8/19/29	350	314
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	53
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	106
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	151
Hartford Financial Services Group Inc.	3.600%	8/19/49	125	94
Hartford Financial Services Group Inc.	2.900%	9/15/51	200	130
HSBC Bank USA NA	7.000%	1/15/39	250	289
HSBC Holdings plc	4.250%	8/18/25	150	147
HSBC Holdings plc	4.300%	3/8/26	1,100	1,080
HSBC Holdings plc	1.645%	4/18/26	1,000	958
HSBC Holdings plc	3.900%	5/25/26	450	438
HSBC Holdings plc	2.099%	6/4/26	1,700	1,630
HSBC Holdings plc	4.292%	9/12/26	500	491
HSBC Holdings plc	7.336%	11/3/26	250	257
HSBC Holdings plc	4.375%	11/23/26	350	342
HSBC Holdings plc	1.589%	5/24/27	500	460
HSBC Holdings plc	5.887%	8/14/27	340	343
HSBC Holdings plc	2.251%	11/22/27	725	668
HSBC Holdings plc	4.041%	3/13/28	400	385
HSBC Holdings plc	5.210%	8/11/28	815	813
HSBC Holdings plc	4.583%	6/19/29	400	388
HSBC Holdings plc	2.206%	8/17/29	500	438
HSBC Holdings plc	4.950%	3/31/30	250	248
HSBC Holdings plc	3.973%	5/22/30	570	532
HSBC Holdings plc	7.625%	5/17/32	100	112
HSBC Holdings plc	2.871%	11/22/32	1,225	1,023
HSBC Holdings plc	7.350%	11/27/32	100	107

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HSBC Holdings plc	4.762%	3/29/33	300	279
HSBC Holdings plc	5.402%	8/11/33	275	274
HSBC Holdings plc	8.113%	11/3/33	250	286
HSBC Holdings plc	6.254%	3/9/34	350	369
HSBC Holdings plc	6.547%	6/20/34	200	207
HSBC Holdings plc	7.399%	11/13/34	200	219
HSBC Holdings plc	6.500%	5/2/36	600	621
HSBC Holdings plc	6.500%	9/15/37	50	53
HSBC Holdings plc	6.800%	6/1/38	200	213
HSBC Holdings plc	6.332%	3/9/44	350	375
HSBC Holdings plc	5.250%	3/14/44	750	710
Huntington Bancshares Inc.	4.443%	8/4/28	200	193
Huntington Bancshares Inc.	6.208%	8/21/29	205	210
Huntington Bancshares Inc.	2.550%	2/4/30	250	212
Huntington Bancshares Inc.	5.709%	2/2/35	217	216
Huntington National Bank	4.270%	11/25/26	150	141
Huntington National Bank	4.552%	5/17/28	250	242
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	239
ING Groep NV	3.950%	3/29/27	300	290
ING Groep NV	4.017%	3/28/28	200	193
ING Groep NV	4.550%	10/2/28	200	196
ING Groep NV	4.050%	4/9/29	200	190
Intercontinental Exchange Inc.	3.650%	5/23/25	150	147
Intercontinental Exchange Inc.	3.750%	12/1/25	300	293
Intercontinental Exchange Inc.	3.100%	9/15/27	150	142
Intercontinental Exchange Inc.	4.000%	9/15/27	150	146
Intercontinental Exchange Inc.	3.750%	9/21/28	75	72
Intercontinental Exchange Inc.	4.350%	6/15/29	122	119
Intercontinental Exchange Inc.	2.100%	6/15/30	750	636
Intercontinental Exchange Inc.	4.600%	3/15/33	165	160
Intercontinental Exchange Inc.	2.650%	9/15/40	500	361
Intercontinental Exchange Inc.	4.250%	9/21/48	175	150
Intercontinental Exchange Inc.	3.000%	6/15/50	60	41
Intercontinental Exchange Inc.	4.950%	6/15/52	111	105
Intercontinental Exchange Inc.	3.000%	9/15/60	300	190
Intercontinental Exchange Inc.	5.200%	6/15/62	110	107
Invesco Finance plc	3.750%	1/15/26	170	166
Invesco Finance plc	5.375%	11/30/43	75	73
Jackson Financial Inc.	3.125%	11/23/31	250	208
Janus Henderson US Holdings Inc.	4.875%	8/1/25	75	74
Jefferies Financial Group Inc.	4.850%	1/15/27	200	198
Jefferies Financial Group Inc.	5.875%	7/21/28	200	204
Jefferies Financial Group Inc.	4.150%	1/23/30	300	281
Jefferies Financial Group Inc.	6.250%	1/15/36	75	78
Jefferies Financial Group Inc.	6.500%	1/20/43	75	79
JPMorgan Chase & Co.	3.900%	7/15/25	362	356
JPMorgan Chase & Co.	3.300%	4/1/26	685	663
JPMorgan Chase & Co.	2.083%	4/22/26	500	482
JPMorgan Chase & Co.	3.200%	6/15/26	300	289
JPMorgan Chase & Co.	2.950%	10/1/26	875	834
JPMorgan Chase & Co.	4.125%	12/15/26	450	439
JPMorgan Chase & Co.	3.960%	1/29/27	500	488
JPMorgan Chase & Co.	1.578%	4/22/27	500	464
JPMorgan Chase & Co.	1.470%	9/22/27	500	456
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	952
JPMorgan Chase & Co.	5.040%	1/23/28	440	438
JPMorgan Chase & Co.	3.782%	2/1/28	625	602

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
JPMorgan Chase & Co.	3.540%	5/1/28	350	334
JPMorgan Chase & Co.	3.509%	1/23/29	575	544
JPMorgan Chase & Co.	4.005%	4/23/29	300	287
JPMorgan Chase & Co.	2.069%	6/1/29	625	554
JPMorgan Chase & Co.	4.203%	7/23/29	250	241
JPMorgan Chase & Co.	5.299%	7/24/29	515	519
JPMorgan Chase & Co.	6.087%	10/23/29	212	220
JPMorgan Chase & Co.	4.452%	12/5/29	300	292
JPMorgan Chase & Co.	5.012%	1/23/30	350	349
JPMorgan Chase & Co.	3.702%	5/6/30	300	281
JPMorgan Chase & Co.	4.565%	6/14/30	275	268
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,328
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,015
JPMorgan Chase & Co.	2.522%	4/22/31	2,000	1,730
JPMorgan Chase & Co.	2.956%	5/13/31	500	437
JPMorgan Chase & Co.	1.764%	11/19/31	500	405
JPMorgan Chase & Co.	2.580%	4/22/32	500	422
JPMorgan Chase & Co.	2.963%	1/25/33	1,000	854
JPMorgan Chase & Co.	5.717%	9/14/33	1,000	1,020
JPMorgan Chase & Co.	5.350%	6/1/34	703	706
JPMorgan Chase & Co.	5.336%	1/23/35	525	527
JPMorgan Chase & Co.	6.400%	5/15/38	450	506
JPMorgan Chase & Co.	3.882%	7/24/38	500	432
JPMorgan Chase & Co.	5.500%	10/15/40	650	665
JPMorgan Chase & Co.	3.109%	4/22/41	500	381
JPMorgan Chase & Co.	5.600%	7/15/41	275	288
JPMorgan Chase & Co.	5.400%	1/6/42	150	153
JPMorgan Chase & Co.	3.157%	4/22/42	450	342
JPMorgan Chase & Co.	5.625%	8/16/43	300	312
JPMorgan Chase & Co.	4.950%	6/1/45	100	95
JPMorgan Chase & Co.	4.260%	2/22/48	375	323
JPMorgan Chase & Co.	4.032%	7/24/48	500	414
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	818
JPMorgan Chase & Co.	3.897%	1/23/49	400	326
JPMorgan Chase & Co.	3.109%	4/22/51	500	348
JPMorgan Chase & Co.	3.328%	4/22/52	745	539
JPMorgan Chase Bank NA	5.110%	12/8/26	290	291
KeyBank NA	3.300%	6/1/25	403	390
KeyBank NA	4.700%	1/26/26	250	244
KeyBank NA	5.850%	11/15/27	250	248
KeyBank NA	6.950%	2/1/28	250	257
KeyBank NA	5.000%	1/26/33	250	232
KeyCorp	4.150%	10/29/25	150	146
KeyCorp	4.100%	4/30/28	600	564
KeyCorp	2.550%	10/1/29	150	127
KeyCorp	6.401%	3/6/35	200	204
Lazard Group LLC	3.625%	3/1/27	100	96
Lazard Group LLC	4.500%	9/19/28	100	96
Legg Mason Inc.	4.750%	3/15/26	100	99
Legg Mason Inc.	5.625%	1/15/44	120	120
Lincoln National Corp.	3.625%	12/12/26	75	72
Lincoln National Corp.	3.800%	3/1/28	100	96
Lincoln National Corp.	3.050%	1/15/30	350	309
Lincoln National Corp.	6.300%	10/9/37	75	77
Lincoln National Corp.	7.000%	6/15/40	160	177
Lloyds Banking Group plc	4.450%	5/8/25	200	198
Lloyds Banking Group plc	4.582%	12/10/25	700	686
Lloyds Banking Group plc	4.650%	3/24/26	575	564

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lloyds Banking Group plc	4.716%	8/11/26	200	198
Lloyds Banking Group plc	3.750%	1/11/27	436	419
Lloyds Banking Group plc	5.985%	8/7/27	275	277
Lloyds Banking Group plc	3.750%	3/18/28	200	191
Lloyds Banking Group plc	4.375%	3/22/28	250	243
Lloyds Banking Group plc	4.550%	8/16/28	200	195
Lloyds Banking Group plc	3.574%	11/7/28	200	188
Lloyds Banking Group plc	5.871%	3/6/29	200	203
Lloyds Banking Group plc	7.953%	11/15/33	200	225
Lloyds Banking Group plc	5.300%	12/1/45	450	424
Lloyds Banking Group plc	4.344%	1/9/48	275	219
Loews Corp.	6.000%	2/1/35	50	54
Loews Corp.	4.125%	5/15/43	100	85
LPL Holdings Inc.	6.750%	11/17/28	200	209
M&T Bank Corp.	7.413%	10/30/29	200	211
M&T Bank Corp.	6.082%	3/13/32	100	100
M&T Bank Corp.	5.053%	1/27/34	200	186
Manufacturers & Traders Trust Co.	4.650%	1/27/26	250	244
Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	241
Manulife Financial Corp.	4.150%	3/4/26	175	172
Manulife Financial Corp.	4.061%	2/24/32	190	182
Manulife Financial Corp.	5.375%	3/4/46	200	197
Markel Group Inc.	3.500%	11/1/27	50	47
Markel Group Inc.	3.350%	9/17/29	75	68
Markel Group Inc.	4.300%	11/1/47	50	40
Markel Group Inc.	5.000%	5/20/49	150	136
Markel Group Inc.	4.150%	9/17/50	200	159
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	98
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	710	605
Marsh & McLennan Cos. Inc.	5.400%	9/15/33	200	205
Marsh & McLennan Cos. Inc.	5.150%	3/15/34	87	88
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	237
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	85
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	168
Marsh & McLennan Cos. Inc.	5.700%	9/15/53	300	312
Marsh & McLennan Cos. Inc.	5.450%	3/15/54	91	91
Mercury General Corp.	4.400%	3/15/27	75	72
MetLife Inc.	3.600%	11/13/25	400	391
MetLife Inc.	6.500%	12/15/32	175	193
MetLife Inc.	5.375%	7/15/33	200	204
MetLife Inc.	6.375%	6/15/34	100	109
MetLife Inc.	5.875%	2/6/41	590	621
MetLife Inc.	4.125%	8/13/42	175	149
MetLife Inc.	4.875%	11/13/43	355	333
MetLife Inc.	4.721%	12/15/44	63	57
MetLife Inc.	5.250%	1/15/54	200	197
MetLife Inc.	6.400%	12/15/66	210	216
MGIC Investment Corp.	5.250%	8/15/28	11	11
Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	2,000	1,902
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	513
Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	225	225
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	236
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	484
Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	400	368
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	237
Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	400	371
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	193
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	200	201
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	190
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	225	227
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	160
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	44
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	419
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	400	340
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	200	189
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	500	500
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	1,034	1,054
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	46
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	172
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	240
	Mizuho Financial Group Inc.	1.554%	7/9/27	200	184
	Mizuho Financial Group Inc.	4.018%	3/5/28	325	314
	Mizuho Financial Group Inc.	5.778%	7/6/29	225	230
	Mizuho Financial Group Inc.	4.254%	9/11/29	400	385
	Mizuho Financial Group Inc.	3.153%	7/16/30	500	453
	Mizuho Financial Group Inc.	2.869%	9/13/30	100	89
	Mizuho Financial Group Inc.	2.172%	5/22/32	500	408
	Mizuho Financial Group Inc.	5.748%	7/6/34	780	804
	Morgan Stanley	4.000%	7/23/25	330	325
	Morgan Stanley	5.000%	11/24/25	650	646
	Morgan Stanley	3.875%	1/27/26	225	220
	Morgan Stanley	2.188%	4/28/26	1,000	965
	Morgan Stanley	3.125%	7/27/26	700	669
	Morgan Stanley	6.250%	8/9/26	1,796	1,839
	Morgan Stanley	4.350%	9/8/26	966	945
	Morgan Stanley	6.138%	10/16/26	500	506
	Morgan Stanley	0.985%	12/10/26	500	463
	Morgan Stanley	3.625%	1/20/27	250	241
	Morgan Stanley	5.050%	1/28/27	350	349
	Morgan Stanley	3.950%	4/23/27	325	314
	Morgan Stanley	1.593%	5/4/27	525	485
	Morgan Stanley	2.475%	1/21/28	500	465
	Morgan Stanley	4.210%	4/20/28	200	194
[4]	Morgan Stanley	3.591%	7/22/28	935	889
	Morgan Stanley	6.296%	10/18/28	500	517
	Morgan Stanley	3.772%	1/24/29	575	547
	Morgan Stanley	5.123%	2/1/29	350	349
	Morgan Stanley	5.164%	4/20/29	450	450
	Morgan Stanley	5.449%	7/20/29	350	353
	Morgan Stanley	6.407%	11/1/29	350	367
	Morgan Stanley	5.173%	1/16/30	350	350
	Morgan Stanley	4.431%	1/23/30	550	532
	Morgan Stanley	2.699%	1/22/31	1,750	1,529
	Morgan Stanley	3.622%	4/1/31	600	550
	Morgan Stanley	1.794%	2/13/32	500	400
	Morgan Stanley	7.250%	4/1/32	150	171
	Morgan Stanley	1.928%	4/28/32	200	160
	Morgan Stanley	2.239%	7/21/32	500	408
	Morgan Stanley	2.511%	10/20/32	600	496
	Morgan Stanley	2.943%	1/21/33	500	425
	Morgan Stanley	6.342%	10/18/33	750	803
	Morgan Stanley	5.250%	4/21/34	450	446
	Morgan Stanley	6.627%	11/1/34	350	383
	Morgan Stanley	5.466%	1/18/35	425	429
	Morgan Stanley	5.297%	4/20/37	350	336

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.948%	1/19/38	350	350
[4]	Morgan Stanley	3.971%	7/22/38	375	321
	Morgan Stanley	4.457%	4/22/39	250	227
	Morgan Stanley	3.217%	4/22/42	325	249
	Morgan Stanley	6.375%	7/24/42	600	677
	Morgan Stanley	4.300%	1/27/45	650	571
	Morgan Stanley	2.802%	1/25/52	940	617
	Morgan Stanley Bank NA	5.479%	7/16/25	350	351
	Morgan Stanley Bank NA	4.754%	4/21/26	275	273
	Morgan Stanley Bank NA	5.882%	10/30/26	275	280
	Morgan Stanley Bank NA	4.952%	1/14/28	200	199
	Nasdaq Inc.	5.650%	6/28/25	500	502
	Nasdaq Inc.	3.850%	6/30/26	100	97
	Nasdaq Inc.	5.350%	6/28/28	200	203
	Nasdaq Inc.	1.650%	1/15/31	250	201
	Nasdaq Inc.	5.550%	2/15/34	200	203
	Nasdaq Inc.	2.500%	12/21/40	200	136
	Nasdaq Inc.	3.250%	4/28/50	35	24
	Nasdaq Inc.	3.950%	3/7/52	200	155
	Nasdaq Inc.	5.950%	8/15/53	200	211
	Nasdaq Inc.	6.100%	6/28/63	200	213
	National Australia Bank Ltd.	5.200%	5/13/25	500	500
	National Australia Bank Ltd.	4.750%	12/10/25	250	249
	National Australia Bank Ltd.	3.375%	1/14/26	100	97
	National Australia Bank Ltd.	2.500%	7/12/26	200	189
	National Australia Bank Ltd.	4.944%	1/12/28	250	251
	National Australia Bank Ltd.	4.900%	6/13/28	500	501
	National Australia Bank Ltd.	4.787%	1/10/29	250	250
	National Bank of Canada	5.600%	12/18/28	250	254
	NatWest Group plc	7.472%	11/10/26	200	205
	NatWest Group plc	5.847%	3/2/27	200	201
	NatWest Group plc	5.583%	3/1/28	200	201
	NatWest Group plc	5.516%	9/30/28	200	200
	NatWest Group plc	4.892%	5/18/29	1,000	979
	NatWest Group plc	5.808%	9/13/29	200	203
	NatWest Group plc	5.076%	1/27/30	200	197
	NatWest Group plc	4.445%	5/8/30	700	667
	NatWest Group plc	6.016%	3/2/34	200	206
	NatWest Group plc	6.475%	6/1/34	200	203
	NatWest Group plc	5.778%	3/1/35	275	279
	Nomura Holdings Inc.	5.099%	7/3/25	225	223
	Nomura Holdings Inc.	1.851%	7/16/25	300	286
	Nomura Holdings Inc.	2.329%	1/22/27	200	184
	Nomura Holdings Inc.	5.386%	7/6/27	200	200
	Nomura Holdings Inc.	2.172%	7/14/28	200	176
	Nomura Holdings Inc.	5.605%	7/6/29	225	228
	Nomura Holdings Inc.	3.103%	1/16/30	400	355
	Nomura Holdings Inc.	2.679%	7/16/30	250	214
	Nomura Holdings Inc.	2.608%	7/14/31	200	166
	Northern Trust Corp.	3.950%	10/30/25	150	147
	Northern Trust Corp.	4.000%	5/10/27	200	195
	Northern Trust Corp.	3.650%	8/3/28	100	96
	Northern Trust Corp.	3.375%	5/8/32	50	47
	Old Republic International Corp.	3.875%	8/26/26	100	97
	Old Republic International Corp.	3.850%	6/11/51	200	145
	ORIX Corp.	3.700%	7/18/27	200	192
	PartnerRe Finance B LLC	3.700%	7/2/29	95	90
	PartnerRe Finance B LLC	4.500%	10/1/50	100	91

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
PNC Bank NA	3.250%	6/1/25	169	165
PNC Bank NA	3.100%	10/25/27	250	233
PNC Bank NA	3.250%	1/22/28	150	140
PNC Bank NA	4.050%	7/26/28	250	238
PNC Bank NA	2.700%	10/22/29	150	130
PNC Financial Services Group Inc.	5.812%	6/12/26	200	201
PNC Financial Services Group Inc.	4.758%	1/26/27	200	198
PNC Financial Services Group Inc.	3.150%	5/19/27	450	426
PNC Financial Services Group Inc.	6.615%	10/20/27	200	206
PNC Financial Services Group Inc.	5.300%	1/21/28	200	200
PNC Financial Services Group Inc.	3.450%	4/23/29	500	467
PNC Financial Services Group Inc.	5.582%	6/12/29	200	202
PNC Financial Services Group Inc.	2.550%	1/22/30	425	371
PNC Financial Services Group Inc.	4.626%	6/6/33	200	186
PNC Financial Services Group Inc.	6.037%	10/28/33	255	264
PNC Financial Services Group Inc.	5.068%	1/24/34	200	193
PNC Financial Services Group Inc.	5.939%	8/18/34	90	92
PNC Financial Services Group Inc.	6.875%	10/20/34	430	471
PNC Financial Services Group Inc.	5.676%	1/22/35	500	505
Principal Financial Group Inc.	3.400%	5/15/25	128	125
Principal Financial Group Inc.	3.100%	11/15/26	100	95
Principal Financial Group Inc.	4.625%	9/15/42	50	45
Principal Financial Group Inc.	4.350%	5/15/43	150	132
Principal Financial Group Inc.	4.300%	11/15/46	195	164
Progressive Corp.	2.450%	1/15/27	150	141
Progressive Corp.	4.000%	3/1/29	100	97
Progressive Corp.	6.625%	3/1/29	125	135
Progressive Corp.	4.950%	6/15/33	100	100
Progressive Corp.	4.350%	4/25/44	50	45
Progressive Corp.	4.125%	4/15/47	290	245
Progressive Corp.	4.200%	3/15/48	115	100
Progressive Corp.	3.950%	3/26/50	180	147
Progressive Corp.	3.700%	3/15/52	100	78
Prospect Capital Corp.	3.364%	11/15/26	200	183
Prudential Financial Inc.	3.878%	3/27/28	163	157
Prudential Financial Inc.	5.750%	7/15/33	100	107
Prudential Financial Inc.	5.700%	12/14/36	125	131
Prudential Financial Inc.	6.625%	12/1/37	65	74
Prudential Financial Inc.	3.000%	3/10/40	50	38
Prudential Financial Inc.	6.625%	6/21/40	65	73
Prudential Financial Inc.	5.100%	8/15/43	50	45
Prudential Financial Inc.	4.600%	5/15/44	275	248
Prudential Financial Inc.	5.375%	5/15/45	250	247
Prudential Financial Inc.	3.905%	12/7/47	182	145
Prudential Financial Inc.	5.700%	9/15/48	250	247
Prudential Financial Inc.	3.935%	12/7/49	363	287
Prudential Financial Inc.	4.350%	2/25/50	210	179
Prudential Financial Inc.	3.700%	10/1/50	200	174
Prudential Financial Inc.	5.125%	3/1/52	250	235
Prudential Financial Inc.	6.500%	3/15/54	175	178
Prudential Funding Asia plc	3.125%	4/14/30	200	180
Radian Group Inc.	6.200%	5/15/29	118	120
Raymond James Financial Inc.	4.650%	4/1/30	55	54
Raymond James Financial Inc.	4.950%	7/15/46	210	193
Raymond James Financial Inc.	3.750%	4/1/51	250	190
Regions Bank	6.450%	6/26/37	250	257
Regions Financial Corp.	2.250%	5/18/25	100	96
Regions Financial Corp.	1.800%	8/12/28	120	103

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Reinsurance Group of America Inc.	3.900%	5/15/29	50	47
Reinsurance Group of America Inc.	6.000%	9/15/33	165	171
RenaissanceRe Finance Inc.	3.700%	4/1/25	10	10
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	71
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	70
RenaissanceRe Holdings Ltd.	5.750%	6/5/33	132	133
Royal Bank of Canada	3.375%	4/14/25	200	196
Royal Bank of Canada	4.950%	4/25/25	200	199
Royal Bank of Canada	4.875%	1/12/26	200	199
Royal Bank of Canada	4.650%	1/27/26	898	888
Royal Bank of Canada	1.200%	4/27/26	200	185
Royal Bank of Canada	1.400%	11/2/26	500	457
Royal Bank of Canada	4.875%	1/19/27	200	199
Royal Bank of Canada	2.050%	1/21/27	100	93
Royal Bank of Canada	3.625%	5/4/27	200	192
Royal Bank of Canada	4.240%	8/3/27	200	195
Royal Bank of Canada	6.000%	11/1/27	200	207
Royal Bank of Canada	4.900%	1/12/28	200	200
Royal Bank of Canada	4.950%	2/1/29	200	200
Royal Bank of Canada	2.300%	11/3/31	500	416
Royal Bank of Canada	3.875%	5/4/32	200	185
Royal Bank of Canada	5.000%	2/1/33	465	463
Royal Bank of Canada	5.000%	5/2/33	200	199
Royal Bank of Canada	5.150%	2/1/34	200	200
Santander Holdings USA Inc.	4.500%	7/17/25	1,125	1,106
Santander Holdings USA Inc.	3.244%	10/5/26	400	378
Santander Holdings USA Inc.	4.400%	7/13/27	250	243
Santander Holdings USA Inc.	2.490%	1/6/28	200	182
Santander Holdings USA Inc.	6.499%	3/9/29	200	205
Santander Holdings USA Inc.	6.174%	1/9/30	200	202
Santander UK Group Holdings plc	1.532%	8/21/26	600	565
Santander UK Group Holdings plc	1.673%	6/14/27	400	366
Santander UK Group Holdings plc	3.823%	11/3/28	200	188
Santander UK Group Holdings plc	6.534%	1/10/29	415	429
Selective Insurance Group Inc.	5.375%	3/1/49	50	48
SiriusPoint Ltd.	7.000%	4/5/29	75	75
State Street Corp.	3.550%	8/18/25	200	196
State Street Corp.	5.104%	5/18/26	500	498
State Street Corp.	2.650%	5/19/26	125	119
State Street Corp.	5.272%	8/3/26	215	216
State Street Corp.	4.993%	3/18/27	200	200
State Street Corp.	5.684%	11/21/29	200	205
State Street Corp.	4.141%	12/3/29	200	193
State Street Corp.	2.400%	1/24/30	150	132
State Street Corp.	4.821%	1/26/34	130	126
State Street Corp.	5.159%	5/18/34	500	497
State Street Corp.	3.031%	11/1/34	125	111
Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,500	1,428
Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	200	186
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	146
Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	200	203
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	118
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	166
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	192
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	665
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	286
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	96
Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	500	438

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	431
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	136
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,870	1,657
Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	161
Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	295	307
Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	200	208
Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	137
Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	200	221
Synchrony Financial	4.500%	7/23/25	426	417
Synchrony Financial	3.700%	8/4/26	125	119
Synchrony Financial	3.950%	12/1/27	300	281
Toronto-Dominion Bank	3.766%	6/6/25	425	418
Toronto-Dominion Bank	1.150%	6/12/25	200	190
Toronto-Dominion Bank	0.750%	1/6/26	200	186
Toronto-Dominion Bank	5.103%	1/9/26	200	200
Toronto-Dominion Bank	5.532%	7/17/26	225	227
Toronto-Dominion Bank	1.250%	9/10/26	325	296
Toronto-Dominion Bank	1.950%	1/12/27	200	185
Toronto-Dominion Bank	4.980%	4/5/27	200	200
Toronto-Dominion Bank	4.108%	6/8/27	425	414
Toronto-Dominion Bank	5.156%	1/10/28	225	226
Toronto-Dominion Bank	5.523%	7/17/28	225	230
Toronto-Dominion Bank	4.994%	4/5/29	200	200
Toronto-Dominion Bank	2.000%	9/10/31	325	265
Toronto-Dominion Bank	2.450%	1/12/32	850	707
Toronto-Dominion Bank	4.456%	6/8/32	400	383
Travelers Cos. Inc.	6.250%	6/15/37	150	165
Travelers Cos. Inc.	4.300%	8/25/45	150	131
Travelers Cos. Inc.	4.000%	5/30/47	225	187
Travelers Cos. Inc.	4.100%	3/4/49	200	169
Travelers Cos. Inc.	2.550%	4/27/50	500	316
Travelers Cos. Inc.	5.450%	5/25/53	143	148
Travelers Property Casualty Corp.	6.375%	3/15/33	26	29
Trinity Acquisition plc	4.400%	3/15/26	100	98
Truist Bank	3.625%	9/16/25	500	487
Truist Bank	3.300%	5/15/26	200	192
Truist Financial Corp.	3.700%	6/5/25	175	172
Truist Financial Corp.	1.200%	8/5/25	200	189
Truist Financial Corp.	6.047%	6/8/27	265	268
Truist Financial Corp.	1.125%	8/3/27	500	439
Truist Financial Corp.	3.875%	3/19/29	200	186
Truist Financial Corp.	1.887%	6/7/29	500	434
Truist Financial Corp.	7.161%	10/30/29	200	213
Truist Financial Corp.	5.435%	1/24/30	275	274
Truist Financial Corp.	1.950%	6/5/30	100	83
Truist Financial Corp.	4.916%	7/28/33	200	186
Truist Financial Corp.	5.122%	1/26/34	810	779
Truist Financial Corp.	5.867%	6/8/34	200	202
Truist Financial Corp.	5.711%	1/24/35	275	276
UBS AG	5.800%	9/11/25	200	201
UBS AG	5.650%	9/11/28	225	230
UBS Group AG	4.550%	4/17/26	456	449
UBS Group AG	4.875%	5/15/45	375	349
Unum Group	4.000%	6/15/29	80	75
Unum Group	5.750%	8/15/42	75	73
Unum Group	4.500%	12/15/49	100	81
US Bancorp	3.950%	11/17/25	25	24
US Bancorp	3.100%	4/27/26	300	288

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
US Bancorp	2.375%	7/22/26	249	235
US Bancorp	5.727%	10/21/26	525	528
US Bancorp	3.150%	4/27/27	275	261
US Bancorp	6.787%	10/26/27	200	207
US Bancorp	5.775%	6/12/29	275	280
US Bancorp	3.000%	7/30/29	240	214
US Bancorp	5.384%	1/23/30	275	276
US Bancorp	2.677%	1/27/33	90	74
US Bancorp	4.967%	7/22/33	235	222
US Bancorp	5.850%	10/21/33	525	536
US Bancorp	4.839%	2/1/34	360	342
US Bancorp	5.836%	6/12/34	275	280
US Bancorp	5.678%	1/23/35	275	278
US Bancorp	2.491%	11/3/36	450	354
Voya Financial Inc.	3.650%	6/15/26	250	241
Voya Financial Inc.	5.700%	7/15/43	75	74
Voya Financial Inc.	4.800%	6/15/46	40	34
Voya Financial Inc.	4.700%	1/23/48	100	85
Webster Financial Corp.	4.100%	3/25/29	55	50
Wells Fargo & Co.	3.000%	4/22/26	1,275	1,219
Wells Fargo & Co.	3.908%	4/25/26	400	393
Wells Fargo & Co.	4.100%	6/3/26	725	706
Wells Fargo & Co.	4.540%	8/15/26	275	271
Wells Fargo & Co.	3.000%	10/23/26	675	639
Wells Fargo & Co.	4.300%	7/22/27	475	463
Wells Fargo & Co.	3.584%	5/22/28	500	475
Wells Fargo & Co.	4.808%	7/25/28	975	961
Wells Fargo & Co.	4.150%	1/24/29	200	193
Wells Fargo & Co.	5.574%	7/25/29	350	354
Wells Fargo & Co.	6.303%	10/23/29	990	1,031
Wells Fargo & Co.	2.879%	10/30/30	1,300	1,149
Wells Fargo & Co.	4.478%	4/4/31	1,250	1,198
Wells Fargo & Co.	4.897%	7/25/33	975	939
Wells Fargo & Co.	5.389%	4/24/34	952	945
Wells Fargo & Co.	5.557%	7/25/34	350	352
Wells Fargo & Co.	5.499%	1/23/35	1,025	1,027
Wells Fargo & Co.	3.068%	4/30/41	600	449
Wells Fargo & Co.	5.375%	11/2/43	1,000	967
Wells Fargo & Co.	4.650%	11/4/44	325	283
Wells Fargo & Co.	3.900%	5/1/45	250	204
Wells Fargo & Co.	4.900%	11/17/45	250	225
Wells Fargo & Co.	4.400%	6/14/46	300	249
Wells Fargo & Co.	4.750%	12/7/46	350	306
Wells Fargo & Co.	5.013%	4/4/51	1,750	1,644
Wells Fargo & Co.	4.611%	4/25/53	400	353
Wells Fargo Bank NA	5.550%	8/1/25	300	301
Wells Fargo Bank NA	4.811%	1/15/26	200	199
Wells Fargo Bank NA	5.450%	8/7/26	300	302
Wells Fargo Bank NA	5.254%	12/11/26	450	452
Wells Fargo Bank NA	5.950%	8/26/36	200	207
Wells Fargo Bank NA	5.850%	2/1/37	300	312
Wells Fargo Bank NA	6.600%	1/15/38	225	248
Westpac Banking Corp.	5.512%	11/17/25	200	201
Westpac Banking Corp.	2.850%	5/13/26	200	192
Westpac Banking Corp.	1.150%	6/3/26	218	201
Westpac Banking Corp.	2.700%	8/19/26	175	166
Westpac Banking Corp.	3.350%	3/8/27	250	240
Westpac Banking Corp.	5.535%	11/17/28	200	206

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Westpac Banking Corp.	1.953%	11/20/28	275	243
Westpac Banking Corp.	2.650%	1/16/30	150	134
Westpac Banking Corp.	4.322%	11/23/31	500	482
Westpac Banking Corp.	5.405%	8/10/33	200	198
Westpac Banking Corp.	6.820%	11/17/33	200	217
Westpac Banking Corp.	4.110%	7/24/34	25	23
Westpac Banking Corp.	2.668%	11/15/35	315	260
Westpac Banking Corp.	3.020%	11/18/36	500	411
Westpac Banking Corp.	4.421%	7/24/39	200	176
Westpac Banking Corp.	2.963%	11/16/40	200	140
Willis North America Inc.	4.500%	9/15/28	100	97
Willis North America Inc.	2.950%	9/15/29	440	394
Willis North America Inc.	5.350%	5/15/33	100	99
Willis North America Inc.	5.050%	9/15/48	50	45
Willis North America Inc.	3.875%	9/15/49	90	68
Willis North America Inc.	5.900%	3/5/54	125	127
Zions Bancorp NA	3.250%	10/29/29	250	205
				331,082
Health Care (3.1%)
Abbott Laboratories	3.750%	11/30/26	367	359
Abbott Laboratories	1.150%	1/30/28	100	88
Abbott Laboratories	1.400%	6/30/30	150	125
Abbott Laboratories	4.750%	11/30/36	200	198
Abbott Laboratories	5.300%	5/27/40	250	259
Abbott Laboratories	4.900%	11/30/46	700	682
AbbVie Inc.	3.600%	5/14/25	411	403
AbbVie Inc.	3.200%	5/14/26	350	338
AbbVie Inc.	2.950%	11/21/26	740	704
AbbVie Inc.	4.800%	3/15/27	500	500
AbbVie Inc.	4.250%	11/14/28	350	344
AbbVie Inc.	4.800%	3/15/29	475	476
AbbVie Inc.	3.200%	11/21/29	1,130	1,041
AbbVie Inc.	4.950%	3/15/31	500	504
AbbVie Inc.	5.050%	3/15/34	550	557
AbbVie Inc.	4.550%	3/15/35	350	338
AbbVie Inc.	4.500%	5/14/35	450	433
AbbVie Inc.	4.300%	5/14/36	200	188
AbbVie Inc.	4.050%	11/21/39	768	684
AbbVie Inc.	4.625%	10/1/42	50	47
AbbVie Inc.	4.400%	11/6/42	501	454
AbbVie Inc.	4.850%	6/15/44	230	219
AbbVie Inc.	4.750%	3/15/45	200	189
AbbVie Inc.	4.700%	5/14/45	402	375
AbbVie Inc.	4.450%	5/14/46	455	408
AbbVie Inc.	4.875%	11/14/48	350	335
AbbVie Inc.	4.250%	11/21/49	1,025	887
AbbVie Inc.	5.400%	3/15/54	550	566
AbbVie Inc.	5.500%	3/15/64	275	283
Adventist Health System	2.952%	3/1/29	100	90
Adventist Health System	5.430%	3/1/32	100	101
Adventist Health System	3.630%	3/1/49	100	74
Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	48
Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	21
Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	88
Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	56
Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	52
Aetna Inc.	6.625%	6/15/36	130	143
Aetna Inc.	6.750%	12/15/37	100	111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aetna Inc.	4.500%	5/15/42	75	65
	Aetna Inc.	4.125%	11/15/42	75	61
	Aetna Inc.	3.875%	8/15/47	300	229
	Agilent Technologies Inc.	3.050%	9/22/26	75	71
	Agilent Technologies Inc.	2.750%	9/15/29	100	90
	Agilent Technologies Inc.	2.100%	6/4/30	100	84
	AHS Hospital Corp.	5.024%	7/1/45	75	73
	AHS Hospital Corp.	2.780%	7/1/51	150	99
[2]	Allina Health System	3.887%	4/15/49	75	60
	Amgen Inc.	5.507%	3/2/26	350	350
	Amgen Inc.	2.200%	2/21/27	150	139
	Amgen Inc.	3.200%	11/2/27	600	567
	Amgen Inc.	5.150%	3/2/28	500	503
	Amgen Inc.	1.650%	8/15/28	400	350
	Amgen Inc.	4.050%	8/18/29	325	312
	Amgen Inc.	5.250%	3/2/30	250	254
	Amgen Inc.	2.000%	1/15/32	450	364
	Amgen Inc.	3.350%	2/22/32	500	447
	Amgen Inc.	4.200%	3/1/33	200	187
	Amgen Inc.	5.250%	3/2/33	950	958
	Amgen Inc.	3.150%	2/21/40	575	443
	Amgen Inc.	2.800%	8/15/41	450	326
	Amgen Inc.	4.950%	10/1/41	240	228
	Amgen Inc.	5.150%	11/15/41	126	122
	Amgen Inc.	5.600%	3/2/43	300	305
	Amgen Inc.	4.400%	5/1/45	450	391
	Amgen Inc.	3.375%	2/21/50	725	529
	Amgen Inc.	4.663%	6/15/51	500	442
	Amgen Inc.	3.000%	1/15/52	806	546
	Amgen Inc.	4.200%	2/22/52	500	411
	Amgen Inc.	5.650%	3/2/53	500	509
	Amgen Inc.	2.770%	9/1/53	422	262
	Amgen Inc.	5.750%	3/2/63	550	561
	Ascension Health	2.532%	11/15/29	350	312
	Ascension Health	3.106%	11/15/39	100	79
	Ascension Health	3.945%	11/15/46	200	170
[2]	Ascension Health	4.847%	11/15/53	75	72
	Astrazeneca Finance LLC	1.200%	5/28/26	200	185
	Astrazeneca Finance LLC	4.800%	2/26/27	275	275
	Astrazeneca Finance LLC	4.875%	3/3/28	200	201
	Astrazeneca Finance LLC	1.750%	5/28/28	200	177
	Astrazeneca Finance LLC	4.850%	2/26/29	225	226
	Astrazeneca Finance LLC	4.900%	3/3/30	200	202
	Astrazeneca Finance LLC	4.900%	2/26/31	200	201
	Astrazeneca Finance LLC	2.250%	5/28/31	200	169
	Astrazeneca Finance LLC	4.875%	3/3/33	200	199
	Astrazeneca Finance LLC	5.000%	2/26/34	195	196
	AstraZeneca plc	3.375%	11/16/25	400	390
	AstraZeneca plc	0.700%	4/8/26	500	460
	AstraZeneca plc	4.000%	1/17/29	200	194
	AstraZeneca plc	1.375%	8/6/30	300	245
	AstraZeneca plc	6.450%	9/15/37	450	508
	AstraZeneca plc	4.000%	9/18/42	290	249
	AstraZeneca plc	4.375%	11/16/45	200	179
	AstraZeneca plc	3.000%	5/28/51	335	235
	Banner Health	2.338%	1/1/30	125	109
	Banner Health	3.181%	1/1/50	75	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	187
	Baxalta Inc.	4.000%	6/23/25	97	95
	Baxalta Inc.	5.250%	6/23/45	73	71
	Baxter International Inc.	1.915%	2/1/27	750	685
	Baxter International Inc.	2.272%	12/1/28	250	221
	Baxter International Inc.	2.539%	2/1/32	500	414
	Baxter International Inc.	3.500%	8/15/46	100	73
	Baxter International Inc.	3.132%	12/1/51	200	131
	Baylor Scott & White Holdings	1.777%	11/15/30	100	82
	Baylor Scott & White Holdings	4.185%	11/15/45	100	89
	Baylor Scott & White Holdings	2.839%	11/15/50	350	238
	Becton Dickinson & Co.	3.700%	6/6/27	375	360
	Becton Dickinson & Co.	4.693%	2/13/28	250	247
	Becton Dickinson & Co.	4.874%	2/8/29	35	35
	Becton Dickinson & Co.	2.823%	5/20/30	125	110
	Becton Dickinson & Co.	1.957%	2/11/31	375	308
	Becton Dickinson & Co.	5.110%	2/8/34	100	99
	Becton Dickinson & Co.	4.685%	12/15/44	172	155
	Becton Dickinson & Co.	4.669%	6/6/47	300	269
	Biogen Inc.	4.050%	9/15/25	350	343
	Biogen Inc.	2.250%	5/1/30	400	338
	Biogen Inc.	3.150%	5/1/50	300	200
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	250	224
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	25	24
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	93
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	177
	Boston Scientific Corp.	1.900%	6/1/25	550	528
	Boston Scientific Corp.	2.650%	6/1/30	150	132
	Boston Scientific Corp.	4.550%	3/1/39	131	123
	Boston Scientific Corp.	7.375%	1/15/40	50	59
	Boston Scientific Corp.	4.700%	3/1/49	133	123
	Bristol-Myers Squibb Co.	4.950%	2/20/26	200	200
	Bristol-Myers Squibb Co.	3.200%	6/15/26	302	291
	Bristol-Myers Squibb Co.	4.900%	2/22/27	200	201
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	441
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	201
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	267
	Bristol-Myers Squibb Co.	4.900%	2/22/29	325	327
	Bristol-Myers Squibb Co.	3.400%	7/26/29	605	568
	Bristol-Myers Squibb Co.	1.450%	11/13/30	200	163
	Bristol-Myers Squibb Co.	5.100%	2/22/31	225	227
	Bristol-Myers Squibb Co.	2.950%	3/15/32	300	262
	Bristol-Myers Squibb Co.	5.900%	11/15/33	175	187
	Bristol-Myers Squibb Co.	5.200%	2/22/34	450	457
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	76
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	161
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	216
	Bristol-Myers Squibb Co.	4.550%	2/20/48	233	208
	Bristol-Myers Squibb Co.	4.250%	10/26/49	700	598
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	308
	Bristol-Myers Squibb Co.	3.700%	3/15/52	720	553
	Bristol-Myers Squibb Co.	5.550%	2/22/54	500	514
	Bristol-Myers Squibb Co.	3.900%	3/15/62	200	152
	Bristol-Myers Squibb Co.	6.400%	11/15/63	350	400
	Bristol-Myers Squibb Co.	5.650%	2/22/64	300	309
	Cardinal Health Inc.	3.750%	9/15/25	100	98
	Cardinal Health Inc.	5.125%	2/15/29	125	125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cardinal Health Inc.	5.450%	2/15/34	100	101
	Cardinal Health Inc.	4.600%	3/15/43	75	65
	Cardinal Health Inc.	4.500%	11/15/44	50	43
	Cardinal Health Inc.	4.368%	6/15/47	125	105
	Cencora Inc.	3.450%	12/15/27	275	261
	Cencora Inc.	2.700%	3/15/31	300	258
	Cencora Inc.	5.125%	2/15/34	100	100
	Cencora Inc.	4.300%	12/15/47	175	152
	Centene Corp.	4.250%	12/15/27	474	452
	Centene Corp.	2.450%	7/15/28	467	414
	Centene Corp.	4.625%	12/15/29	736	699
	Centene Corp.	3.375%	2/15/30	110	97
	Centene Corp.	3.000%	10/15/30	407	349
	Centene Corp.	2.500%	3/1/31	395	325
	Centene Corp.	2.625%	8/1/31	254	209
	Children's Health System of Texas	2.511%	8/15/50	300	188
	Children's Hospital Corp.	4.115%	1/1/47	75	64
	Children's Hospital Corp.	2.585%	2/1/50	50	32
	Children's Hospital Medical Center	4.268%	5/15/44	50	44
	CHRISTUS Health	4.341%	7/1/28	200	196
	Cigna Group	3.250%	4/15/25	250	244
	Cigna Group	4.500%	2/25/26	255	252
	Cigna Group	5.685%	3/15/26	150	150
	Cigna Group	3.400%	3/1/27	275	263
	Cigna Group	7.875%	5/15/27	41	44
	Cigna Group	4.375%	10/15/28	610	595
	Cigna Group	5.000%	5/15/29	200	200
	Cigna Group	2.400%	3/15/30	231	199
	Cigna Group	2.375%	3/15/31	250	210
	Cigna Group	5.125%	5/15/31	150	150
	Cigna Group	5.250%	2/15/34	200	200
	Cigna Group	4.800%	8/15/38	415	390
	Cigna Group	3.200%	3/15/40	150	114
	Cigna Group	6.125%	11/15/41	92	98
	Cigna Group	4.800%	7/15/46	400	364
	Cigna Group	3.875%	10/15/47	170	133
	Cigna Group	4.900%	12/15/48	545	496
	Cigna Group	3.400%	3/15/50	375	267
	Cigna Group	5.600%	2/15/54	250	251
	City of Hope	5.623%	11/15/43	75	74
	City of Hope	4.378%	8/15/48	100	82
	Cleveland Clinic Foundation	4.858%	1/1/14	100	92
	CommonSpirit Health	2.782%	10/1/30	500	434
	CommonSpirit Health	5.205%	12/1/31	150	150
	CommonSpirit Health	5.318%	12/1/34	125	125
[2]	CommonSpirit Health	4.350%	11/1/42	225	195
	CommonSpirit Health	3.817%	10/1/49	50	39
	CommonSpirit Health	4.187%	10/1/49	200	166
	CommonSpirit Health	5.548%	12/1/54	100	101
	Community Health Network Inc.	3.099%	5/1/50	140	95
	Corewell Health Obligated Group	3.487%	7/15/49	75	57
	Cottage Health Obligated Group	3.304%	11/1/49	100	73
	CVS Health Corp.	3.875%	7/20/25	573	562
	CVS Health Corp.	2.875%	6/1/26	416	396
	CVS Health Corp.	3.000%	8/15/26	450	429
	CVS Health Corp.	1.300%	8/21/27	600	532
	CVS Health Corp.	4.300%	3/25/28	677	661
	CVS Health Corp.	5.000%	1/30/29	470	471

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CVS Health Corp.	3.250%	8/15/29	360	330
CVS Health Corp.	5.125%	2/21/30	250	251
CVS Health Corp.	1.750%	8/21/30	225	185
CVS Health Corp.	5.250%	1/30/31	100	101
CVS Health Corp.	1.875%	2/28/31	350	285
CVS Health Corp.	5.250%	2/21/33	250	250
CVS Health Corp.	5.300%	6/1/33	400	400
CVS Health Corp.	4.875%	7/20/35	125	120
CVS Health Corp.	4.780%	3/25/38	1,000	924
CVS Health Corp.	6.125%	9/15/39	75	78
CVS Health Corp.	4.125%	4/1/40	200	168
CVS Health Corp.	5.300%	12/5/43	150	142
CVS Health Corp.	5.125%	7/20/45	525	483
CVS Health Corp.	5.050%	3/25/48	1,535	1,391
CVS Health Corp.	4.250%	4/1/50	300	243
CVS Health Corp.	5.625%	2/21/53	220	216
CVS Health Corp.	5.875%	6/1/53	118	120
CVS Health Corp.	6.000%	6/1/63	135	139
Danaher Corp.	3.350%	9/15/25	100	98
Danaher Corp.	4.375%	9/15/45	75	67
Danaher Corp.	2.600%	10/1/50	500	317
Dartmouth-Hitchcock Health	4.178%	8/1/48	100	80
DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	133
DH Europe Finance II Sarl	2.600%	11/15/29	150	134
DH Europe Finance II Sarl	3.250%	11/15/39	175	141
Dignity Health	4.500%	11/1/42	100	86
Dignity Health	5.267%	11/1/64	50	47
Duke University Health System Inc.	3.920%	6/1/47	100	84
Edwards Lifesciences Corp.	4.300%	6/15/28	100	97
Elevance Health Inc.	2.250%	5/15/30	530	453
Elevance Health Inc.	2.550%	3/15/31	650	555
Elevance Health Inc.	4.100%	5/15/32	200	187
Elevance Health Inc.	5.500%	10/15/32	250	256
Elevance Health Inc.	4.750%	2/15/33	200	195
Elevance Health Inc.	5.950%	12/15/34	1	1
Elevance Health Inc.	5.850%	1/15/36	75	79
Elevance Health Inc.	6.375%	6/15/37	50	54
Elevance Health Inc.	4.625%	5/15/42	175	159
Elevance Health Inc.	4.650%	1/15/43	775	705
Elevance Health Inc.	5.100%	1/15/44	100	95
Elevance Health Inc.	4.375%	12/1/47	261	224
Elevance Health Inc.	4.550%	3/1/48	155	136
Elevance Health Inc.	4.550%	5/15/52	200	175
Elevance Health Inc.	5.125%	2/15/53	200	191
Elevance Health Inc.	4.850%	8/15/54	30	26
Eli Lilly & Co.	2.750%	6/1/25	71	69
Eli Lilly & Co.	4.500%	2/9/27	500	498
Eli Lilly & Co.	4.500%	2/9/29	200	199
Eli Lilly & Co.	3.375%	3/15/29	92	87
Eli Lilly & Co.	4.700%	2/27/33	175	174
Eli Lilly & Co.	4.700%	2/9/34	275	274
Eli Lilly & Co.	5.000%	2/9/54	275	273
Eli Lilly & Co.	2.500%	9/15/60	250	147
Eli Lilly & Co.	4.950%	2/27/63	250	243
Eli Lilly & Co.	5.100%	2/9/64	250	249
GE HealthCare Technologies Inc.	5.600%	11/15/25	250	251
GE HealthCare Technologies Inc.	5.650%	11/15/27	200	204
GE HealthCare Technologies Inc.	5.905%	11/22/32	250	262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GE HealthCare Technologies Inc.	6.377%	11/22/52	150	169
	Gilead Sciences Inc.	3.650%	3/1/26	575	560
	Gilead Sciences Inc.	2.950%	3/1/27	525	499
	Gilead Sciences Inc.	5.250%	10/15/33	100	102
	Gilead Sciences Inc.	4.600%	9/1/35	575	551
	Gilead Sciences Inc.	4.000%	9/1/36	350	314
	Gilead Sciences Inc.	5.650%	12/1/41	175	180
	Gilead Sciences Inc.	4.800%	4/1/44	400	371
	Gilead Sciences Inc.	4.750%	3/1/46	455	418
	Gilead Sciences Inc.	2.800%	10/1/50	525	343
	Gilead Sciences Inc.	5.550%	10/15/53	100	103
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	604	594
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	364
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	91
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	621
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	89
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25	24
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	178
	Hackensack Meridian Health Inc.	4.211%	7/1/48	125	109
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	45
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	75	55
	HCA Inc.	5.250%	4/15/25	320	319
	HCA Inc.	5.250%	6/15/26	325	324
	HCA Inc.	4.500%	2/15/27	125	123
	HCA Inc.	5.200%	6/1/28	177	178
	HCA Inc.	5.625%	9/1/28	275	278
	HCA Inc.	4.125%	6/15/29	405	383
	HCA Inc.	3.500%	9/1/30	500	452
	HCA Inc.	5.450%	4/1/31	175	176
	HCA Inc.	2.375%	7/15/31	400	329
	HCA Inc.	3.625%	3/15/32	250	221
	HCA Inc.	5.500%	6/1/33	221	222
	HCA Inc.	5.600%	4/1/34	225	227
	HCA Inc.	5.125%	6/15/39	200	189
	HCA Inc.	4.375%	3/15/42	250	210
	HCA Inc.	5.500%	6/15/47	425	404
	HCA Inc.	5.250%	6/15/49	400	365
	HCA Inc.	3.500%	7/15/51	200	138
	HCA Inc.	4.625%	3/15/52	300	251
	HCA Inc.	5.900%	6/1/53	177	178
	HCA Inc.	6.000%	4/1/54	350	355
	HCA Inc.	6.100%	4/1/64	125	126
	Humana Inc.	1.350%	2/3/27	200	180
	Humana Inc.	3.950%	3/15/27	150	145
	Humana Inc.	5.750%	12/1/28	100	103
	Humana Inc.	3.700%	3/23/29	100	94
	Humana Inc.	4.875%	4/1/30	135	133
	Humana Inc.	5.375%	4/15/31	200	200
	Humana Inc.	2.150%	2/3/32	200	160
	Humana Inc.	5.950%	3/15/34	200	208
	Humana Inc.	4.625%	12/1/42	110	96
	Humana Inc.	4.950%	10/1/44	270	245
	Humana Inc.	3.950%	8/15/49	40	31
	Humana Inc.	5.500%	3/15/53	200	194
	Humana Inc.	5.750%	4/15/54	125	126
	IHC Health Services Inc.	4.131%	5/15/48	100	87
	Illumina Inc.	2.550%	3/23/31	250	207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	125	105
	Iowa Health System	3.665%	2/15/50	125	97
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	104
	Johnson & Johnson	2.450%	3/1/26	950	910
	Johnson & Johnson	2.950%	3/3/27	200	192
	Johnson & Johnson	0.950%	9/1/27	300	267
	Johnson & Johnson	2.900%	1/15/28	100	95
	Johnson & Johnson	1.300%	9/1/30	375	310
	Johnson & Johnson	4.950%	5/15/33	150	157
	Johnson & Johnson	4.375%	12/5/33	175	175
	Johnson & Johnson	3.550%	3/1/36	175	156
	Johnson & Johnson	3.625%	3/3/37	300	266
	Johnson & Johnson	5.950%	8/15/37	200	221
	Johnson & Johnson	3.400%	1/15/38	150	129
	Johnson & Johnson	2.100%	9/1/40	250	172
	Johnson & Johnson	4.500%	9/1/40	150	144
	Johnson & Johnson	4.850%	5/15/41	75	75
	Johnson & Johnson	4.500%	12/5/43	200	192
	Johnson & Johnson	3.700%	3/1/46	400	334
	Johnson & Johnson	3.750%	3/3/47	250	207
	Johnson & Johnson	2.250%	9/1/50	400	249
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	95
	Kaiser Foundation Hospitals	2.810%	6/1/41	250	185
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	226
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	129
	Kaiser Foundation Hospitals	3.266%	11/1/49	225	166
	Kaiser Foundation Hospitals	3.002%	6/1/51	250	173
	Koninklijke Philips NV	6.875%	3/11/38	100	109
	Koninklijke Philips NV	5.000%	3/15/42	150	137
	Laboratory Corp. of America Holdings	1.550%	6/1/26	200	185
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	96
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	112
	Laboratory Corp. of America Holdings	2.700%	6/1/31	200	171
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	176
	Mass General Brigham Inc.	3.192%	7/1/49	150	109
	Mass General Brigham Inc.	3.342%	7/1/60	250	174
	Mayo Clinic	3.774%	11/15/43	75	64
	Mayo Clinic	4.128%	11/15/52	50	44
	Mayo Clinic	3.196%	11/15/61	250	172
	McKesson Corp.	0.900%	12/3/25	500	466
	McKesson Corp.	4.900%	7/15/28	24	24
	McKesson Corp.	5.100%	7/15/33	100	101
	McLaren Health Care Corp.	4.386%	5/15/48	50	44
[2]	MedStar Health Inc.	3.626%	8/15/49	75	58
	Medtronic Inc.	4.375%	3/15/35	511	488
	Medtronic Inc.	4.625%	3/15/45	244	229
	Memorial Health Services	3.447%	11/1/49	150	114
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	70
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	128
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	21
	Merck & Co. Inc.	1.700%	6/10/27	400	364
	Merck & Co. Inc.	4.050%	5/17/28	100	98
	Merck & Co. Inc.	1.900%	12/10/28	400	355
	Merck & Co. Inc.	3.400%	3/7/29	375	355
	Merck & Co. Inc.	4.300%	5/17/30	133	130
	Merck & Co. Inc.	1.450%	6/24/30	210	173
	Merck & Co. Inc.	2.150%	12/10/31	450	377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	4.500%	5/17/33	265	259
	Merck & Co. Inc.	6.500%	12/1/33	125	142
	Merck & Co. Inc.	3.900%	3/7/39	200	177
	Merck & Co. Inc.	3.600%	9/15/42	100	82
	Merck & Co. Inc.	4.150%	5/18/43	200	177
	Merck & Co. Inc.	4.900%	5/17/44	133	129
	Merck & Co. Inc.	3.700%	2/10/45	525	428
	Merck & Co. Inc.	4.000%	3/7/49	300	252
	Merck & Co. Inc.	2.750%	12/10/51	300	196
	Merck & Co. Inc.	5.000%	5/17/53	265	259
	Merck & Co. Inc.	2.900%	12/10/61	375	236
	Merck & Co. Inc.	5.150%	5/17/63	177	175
	Methodist Hospital	2.705%	12/1/50	300	195
[2]	Montefiore Obligated Group	5.246%	11/1/48	150	114
	Mount Sinai Hospital	3.391%	7/1/50	500	348
	MultiCare Health System	2.803%	8/15/50	250	151
	Mylan Inc.	5.400%	11/29/43	100	88
	Mylan Inc.	5.200%	4/15/48	175	145
	New York and Presbyterian Hospital	4.024%	8/1/45	130	113
	New York and Presbyterian Hospital	4.063%	8/1/56	75	62
	New York and Presbyterian Hospital	2.606%	8/1/60	100	57
	New York and Presbyterian Hospital	3.954%	8/1/19	125	92
	Northwell Healthcare Inc.	3.979%	11/1/46	100	80
	Northwell Healthcare Inc.	4.260%	11/1/47	200	166
	Northwell Healthcare Inc.	3.809%	11/1/49	100	76
	Novant Health Inc.	2.637%	11/1/36	250	190
	Novartis Capital Corp.	2.000%	2/14/27	525	489
	Novartis Capital Corp.	3.100%	5/17/27	175	167
	Novartis Capital Corp.	2.200%	8/14/30	410	356
	Novartis Capital Corp.	3.700%	9/21/42	100	84
	Novartis Capital Corp.	4.400%	5/6/44	375	345
	Novartis Capital Corp.	4.000%	11/20/45	225	194
	Novartis Capital Corp.	2.750%	8/14/50	75	51
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	10	6
	NYU Langone Hospitals	4.784%	7/1/44	100	94
[2]	NYU Langone Hospitals	4.368%	7/1/47	110	98
	NYU Langone Hospitals	3.380%	7/1/55	200	143
	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	50	35
[2]	OhioHealth Corp.	3.042%	11/15/50	100	72
	Orlando Health Obligated Group	4.089%	10/1/48	50	42
	PeaceHealth Obligated Group	4.787%	11/15/48	75	67
	PeaceHealth Obligated Group	3.218%	11/15/50	200	136
	Pfizer Inc.	3.600%	9/15/28	200	192
	Pfizer Inc.	3.450%	3/15/29	375	356
	Pfizer Inc.	2.625%	4/1/30	300	267
	Pfizer Inc.	1.700%	5/28/30	225	189
	Pfizer Inc.	1.750%	8/18/31	200	163
	Pfizer Inc.	4.100%	9/15/38	150	136
	Pfizer Inc.	3.900%	3/15/39	125	108
	Pfizer Inc.	7.200%	3/15/39	425	512
	Pfizer Inc.	2.550%	5/28/40	200	143
	Pfizer Inc.	4.300%	6/15/43	125	111
	Pfizer Inc.	4.400%	5/15/44	200	183
	Pfizer Inc.	4.125%	12/15/46	250	213
	Pfizer Inc.	4.200%	9/15/48	150	129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	4.000%	3/15/49	175	146
	Pfizer Inc.	2.700%	5/28/50	450	301
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/25	531	528
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	531	526
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	707	697
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/30	527	521
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	884	871
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	525	513
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	1,061	1,055
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/63	707	693
	Pharmacia LLC	6.600%	12/1/28	175	188
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	47
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	131
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	200	203
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	58
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	59
	Quest Diagnostics Inc.	3.450%	6/1/26	125	121
	Quest Diagnostics Inc.	4.200%	6/30/29	140	136
	Quest Diagnostics Inc.	2.950%	6/30/30	160	142
	Quest Diagnostics Inc.	2.800%	6/30/31	125	107
	Quest Diagnostics Inc.	5.750%	1/30/40	13	13
	Quest Diagnostics Inc.	4.700%	3/30/45	25	23
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	409
	Revvity Inc.	1.900%	9/15/28	250	218
	Revvity Inc.	3.625%	3/15/51	150	106
	Royalty Pharma plc	1.200%	9/2/25	300	282
	Royalty Pharma plc	2.200%	9/2/30	300	249
	Royalty Pharma plc	3.550%	9/2/50	350	241
	Royalty Pharma plc	3.350%	9/2/51	250	164
	Rush Obligated Group	3.922%	11/15/29	75	71
	RWJ Barnabas Health Inc.	3.949%	7/1/46	100	83
	RWJ Barnabas Health Inc.	3.477%	7/1/49	25	19
	Sanofi SA	3.625%	6/19/28	225	218
	Seattle Children's Hospital	2.719%	10/1/50	200	132
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	550
	Smith & Nephew plc	5.150%	3/20/27	100	100
	Smith & Nephew plc	2.032%	10/14/30	300	248
[5]	Solventum Corp.	5.450%	2/25/27	100	100
[5]	Solventum Corp.	5.600%	3/23/34	290	291
[5]	Solventum Corp.	5.900%	4/30/54	150	150
[5]	Solventum Corp.	6.000%	5/15/64	75	74
	SSM Health Care Corp.	3.823%	6/1/27	100	96
	SSM Health Care Corp.	4.894%	6/1/28	200	199
	Stanford Health Care	3.795%	11/15/48	125	102
	Stryker Corp.	1.150%	6/15/25	100	95
	Stryker Corp.	3.375%	11/1/25	140	136
	Stryker Corp.	3.500%	3/15/26	183	177
	Stryker Corp.	3.650%	3/7/28	50	48
	Stryker Corp.	4.100%	4/1/43	75	65
	Stryker Corp.	4.375%	5/15/44	50	44
	Stryker Corp.	4.625%	3/15/46	200	183
	Sutter Health	1.321%	8/15/25	500	473
	Sutter Health	3.695%	8/15/28	75	71

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sutter Health	5.164%	8/15/33	75	76
Sutter Health	4.091%	8/15/48	75	63
Sutter Health	3.361%	8/15/50	125	92
Sutter Health	5.547%	8/15/53	75	79
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	406
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	150	113
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	610	425
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	135
Texas Health Resources	2.328%	11/15/50	300	182
Thermo Fisher Scientific Inc.	4.953%	8/10/26	100	100
Thermo Fisher Scientific Inc.	5.000%	12/5/26	200	201
Thermo Fisher Scientific Inc.	5.000%	1/31/29	200	202
Thermo Fisher Scientific Inc.	4.977%	8/10/30	150	151
Thermo Fisher Scientific Inc.	2.000%	10/15/31	1,000	823
Thermo Fisher Scientific Inc.	5.086%	8/10/33	200	202
Thermo Fisher Scientific Inc.	2.800%	10/15/41	250	183
Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	185
Trinity Health Corp.	4.125%	12/1/45	85	74
UnitedHealth Group Inc.	3.750%	7/15/25	400	393
UnitedHealth Group Inc.	5.150%	10/15/25	200	200
UnitedHealth Group Inc.	3.100%	3/15/26	225	217
UnitedHealth Group Inc.	3.450%	1/15/27	175	169
UnitedHealth Group Inc.	3.375%	4/15/27	350	337
UnitedHealth Group Inc.	3.700%	5/15/27	120	116
UnitedHealth Group Inc.	2.950%	10/15/27	150	141
UnitedHealth Group Inc.	5.250%	2/15/28	375	382
UnitedHealth Group Inc.	3.875%	12/15/28	150	145
UnitedHealth Group Inc.	4.250%	1/15/29	200	196
UnitedHealth Group Inc.	2.875%	8/15/29	150	137
UnitedHealth Group Inc.	5.300%	2/15/30	200	205
UnitedHealth Group Inc.	2.000%	5/15/30	755	642
UnitedHealth Group Inc.	4.900%	4/15/31	200	200
UnitedHealth Group Inc.	2.300%	5/15/31	650	550
UnitedHealth Group Inc.	4.200%	5/15/32	250	238
UnitedHealth Group Inc.	5.350%	2/15/33	375	386
UnitedHealth Group Inc.	4.500%	4/15/33	200	194
UnitedHealth Group Inc.	5.000%	4/15/34	200	200
UnitedHealth Group Inc.	4.625%	7/15/35	175	170
UnitedHealth Group Inc.	6.500%	6/15/37	50	56
UnitedHealth Group Inc.	6.625%	11/15/37	125	142
UnitedHealth Group Inc.	6.875%	2/15/38	245	288
UnitedHealth Group Inc.	3.500%	8/15/39	240	198
UnitedHealth Group Inc.	2.750%	5/15/40	200	147
UnitedHealth Group Inc.	5.950%	2/15/41	60	64
UnitedHealth Group Inc.	3.050%	5/15/41	300	227
UnitedHealth Group Inc.	4.625%	11/15/41	110	102
UnitedHealth Group Inc.	4.375%	3/15/42	50	45
UnitedHealth Group Inc.	3.950%	10/15/42	175	149
UnitedHealth Group Inc.	4.250%	3/15/43	125	111
UnitedHealth Group Inc.	4.750%	7/15/45	305	285
UnitedHealth Group Inc.	4.200%	1/15/47	210	180
UnitedHealth Group Inc.	4.250%	4/15/47	290	251
UnitedHealth Group Inc.	4.250%	6/15/48	300	259
UnitedHealth Group Inc.	4.450%	12/15/48	150	133
UnitedHealth Group Inc.	3.700%	8/15/49	310	243
UnitedHealth Group Inc.	3.250%	5/15/51	750	539
UnitedHealth Group Inc.	5.875%	2/15/53	200	216
UnitedHealth Group Inc.	5.050%	4/15/53	269	261

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	5.375%	4/15/54	325	330
	UnitedHealth Group Inc.	3.875%	8/15/59	420	324
	UnitedHealth Group Inc.	3.125%	5/15/60	250	165
	UnitedHealth Group Inc.	6.050%	2/15/63	200	220
	UnitedHealth Group Inc.	5.200%	4/15/63	300	291
	UnitedHealth Group Inc.	5.500%	4/15/64	200	203
	Universal Health Services Inc.	2.650%	10/15/30	300	254
	UPMC	3.600%	4/3/25	125	123
	UPMC	5.035%	5/15/33	150	150
	Utah Acquisition Sub Inc.	3.950%	6/15/26	889	859
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	187
	Viatris Inc.	1.650%	6/22/25	175	166
	Viatris Inc.	2.300%	6/22/27	175	159
	Viatris Inc.	4.000%	6/22/50	250	172
	WakeMed	3.286%	10/1/52	200	142
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	50	45
	Wyeth LLC	6.500%	2/1/34	150	166
	Wyeth LLC	6.000%	2/15/36	85	92
	Wyeth LLC	5.950%	4/1/37	385	416
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	250	240
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	200	168
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	50
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	150	135
	Zoetis Inc.	4.500%	11/13/25	100	99
	Zoetis Inc.	3.000%	9/12/27	150	141
	Zoetis Inc.	3.900%	8/20/28	100	96
	Zoetis Inc.	2.000%	5/15/30	150	126
	Zoetis Inc.	5.600%	11/16/32	250	259
	Zoetis Inc.	4.700%	2/1/43	175	160
	Zoetis Inc.	3.950%	9/12/47	150	121
	Zoetis Inc.	4.450%	8/20/48	75	66
					134,161
Industrials (1.9%)
	3M Co.	2.650%	4/15/25	100	97
	3M Co.	3.000%	8/7/25	100	97
	3M Co.	2.250%	9/19/26	150	140
	3M Co.	2.875%	10/15/27	125	116
	3M Co.	3.375%	3/1/29	150	139
	3M Co.	2.375%	8/26/29	360	316
	3M Co.	3.125%	9/19/46	75	52
	3M Co.	3.625%	10/15/47	100	74
	3M Co.	4.000%	9/14/48	250	200
	3M Co.	3.250%	8/26/49	300	207
	3M Co.	3.700%	4/15/50	125	93
	AGCO Corp.	5.450%	3/21/27	70	70
	AGCO Corp.	5.800%	3/21/34	125	127
	Allegion plc	3.500%	10/1/29	75	69
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	167
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/36	124	106
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	34	32
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	96	90
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	101	92
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	33	31

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	39	35
	Amphenol Corp.	4.350%	6/1/29	100	97
	Amphenol Corp.	2.800%	2/15/30	275	246
	Amphenol Corp.	2.200%	9/15/31	100	83
	Block Financial LLC	5.250%	10/1/25	100	100
	Block Financial LLC	3.875%	8/15/30	200	182
	BNSF Funding Trust I	6.613%	12/15/55	65	65
	Boeing Co.	2.500%	3/1/25	145	140
	Boeing Co.	4.875%	5/1/25	795	786
	Boeing Co.	2.196%	2/4/26	1,200	1,124
	Boeing Co.	3.100%	5/1/26	100	95
	Boeing Co.	2.250%	6/15/26	50	46
	Boeing Co.	2.700%	2/1/27	195	180
	Boeing Co.	2.800%	3/1/27	50	46
	Boeing Co.	5.040%	5/1/27	360	353
	Boeing Co.	3.250%	3/1/28	100	92
	Boeing Co.	3.450%	11/1/28	250	228
	Boeing Co.	3.200%	3/1/29	200	179
	Boeing Co.	2.950%	2/1/30	190	164
	Boeing Co.	5.150%	5/1/30	907	878
	Boeing Co.	6.125%	2/15/33	75	77
	Boeing Co.	3.600%	5/1/34	150	124
	Boeing Co.	3.250%	2/1/35	190	150
	Boeing Co.	6.625%	2/15/38	50	52
	Boeing Co.	3.550%	3/1/38	50	38
	Boeing Co.	3.500%	3/1/39	75	56
	Boeing Co.	6.875%	3/15/39	100	106
	Boeing Co.	5.875%	2/15/40	75	72
	Boeing Co.	5.705%	5/1/40	640	612
	Boeing Co.	3.375%	6/15/46	75	51
	Boeing Co.	3.650%	3/1/47	55	39
	Boeing Co.	3.625%	3/1/48	75	51
	Boeing Co.	3.850%	11/1/48	60	42
	Boeing Co.	3.900%	5/1/49	150	107
	Boeing Co.	3.750%	2/1/50	250	174
	Boeing Co.	5.805%	5/1/50	980	927
	Boeing Co.	3.825%	3/1/59	200	133
	Boeing Co.	3.950%	8/1/59	75	51
	Boeing Co.	5.930%	5/1/60	675	632
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	98
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	73
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	215
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	138
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	122
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	254
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	225
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	179
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	157
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	123
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	95
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	136
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	107
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	69
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	122
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	106
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	312
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	169

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	304
Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	137
Burlington Northern Santa Fe LLC	2.875%	6/15/52	200	131
Burlington Northern Santa Fe LLC	5.200%	4/15/54	325	322
Canadian National Railway Co.	6.250%	8/1/34	75	83
Canadian National Railway Co.	6.200%	6/1/36	75	82
Canadian National Railway Co.	6.375%	11/15/37	100	111
Canadian National Railway Co.	3.200%	8/2/46	100	75
Canadian National Railway Co.	2.450%	5/1/50	425	266
Canadian Pacific Railway Co.	2.875%	11/15/29	100	90
Canadian Pacific Railway Co.	2.050%	3/5/30	200	170
Canadian Pacific Railway Co.	7.125%	10/15/31	100	112
Canadian Pacific Railway Co.	2.450%	12/2/31	250	224
Canadian Pacific Railway Co.	5.950%	5/15/37	80	84
Canadian Pacific Railway Co.	3.000%	12/2/41	178	152
Canadian Pacific Railway Co.	4.300%	5/15/43	75	65
Canadian Pacific Railway Co.	4.950%	8/15/45	125	116
Canadian Pacific Railway Co.	4.700%	5/1/48	225	201
Canadian Pacific Railway Co.	3.500%	5/1/50	100	75
Canadian Pacific Railway Co.	3.100%	12/2/51	500	344
Canadian Pacific Railway Co.	6.125%	9/15/15	120	127
Carrier Global Corp.	5.800%	11/30/25	200	201
Carrier Global Corp.	2.493%	2/15/27	250	233
Carrier Global Corp.	2.722%	2/15/30	355	314
Carrier Global Corp.	2.700%	2/15/31	85	73
Carrier Global Corp.	5.900%	3/15/34	175	184
Carrier Global Corp.	3.377%	4/5/40	300	234
Carrier Global Corp.	3.577%	4/5/50	400	298
Carrier Global Corp.	6.200%	3/15/54	200	220
Caterpillar Financial Services Corp.	1.450%	5/15/25	100	96
Caterpillar Financial Services Corp.	3.650%	8/12/25	300	294
Caterpillar Financial Services Corp.	0.800%	11/13/25	400	374
Caterpillar Financial Services Corp.	0.900%	3/2/26	300	278
Caterpillar Financial Services Corp.	4.350%	5/15/26	200	198
Caterpillar Financial Services Corp.	2.400%	8/9/26	100	95
Caterpillar Financial Services Corp.	1.150%	9/14/26	200	183
Caterpillar Financial Services Corp.	1.700%	1/8/27	200	184
Caterpillar Financial Services Corp.	3.600%	8/12/27	300	289
Caterpillar Inc.	2.600%	9/19/29	200	181
Caterpillar Inc.	2.600%	4/9/30	120	107
Caterpillar Inc.	6.050%	8/15/36	100	110
Caterpillar Inc.	5.200%	5/27/41	150	151
Caterpillar Inc.	3.803%	8/15/42	243	205
Caterpillar Inc.	3.250%	9/19/49	200	148
Caterpillar Inc.	3.250%	4/9/50	200	149
Caterpillar Inc.	4.750%	5/15/64	100	93
Cintas Corp. No. 2	3.700%	4/1/27	175	170
Cintas Corp. No. 2	4.000%	5/1/32	150	142
CNH Industrial Capital LLC	1.450%	7/15/26	200	184
CNH Industrial Capital LLC	5.100%	4/20/29	265	264
CNH Industrial NV	3.850%	11/15/27	100	96
CSX Corp.	3.350%	11/1/25	150	146
CSX Corp.	3.250%	6/1/27	150	143
CSX Corp.	3.800%	3/1/28	350	339
CSX Corp.	4.250%	3/15/29	200	196
CSX Corp.	2.400%	2/15/30	172	150
CSX Corp.	4.100%	11/15/32	187	176
CSX Corp.	5.200%	11/15/33	100	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	6.220%	4/30/40	152	166
	CSX Corp.	5.500%	4/15/41	225	228
	CSX Corp.	4.750%	5/30/42	210	195
	CSX Corp.	4.100%	3/15/44	150	128
	CSX Corp.	4.300%	3/1/48	250	215
	CSX Corp.	4.500%	3/15/49	225	197
	CSX Corp.	3.350%	9/15/49	265	191
	CSX Corp.	4.500%	11/15/52	162	143
	CSX Corp.	4.500%	8/1/54	25	22
	CSX Corp.	4.250%	11/1/66	150	121
	CSX Corp.	4.650%	3/1/68	75	65
	Cummins Inc.	0.750%	9/1/25	400	377
	Cummins Inc.	4.900%	2/20/29	100	101
	Cummins Inc.	5.150%	2/20/34	200	202
	Cummins Inc.	2.600%	9/1/50	200	126
	Cummins Inc.	5.450%	2/20/54	200	204
	Deere & Co.	2.750%	4/15/25	100	98
	Deere & Co.	5.375%	10/16/29	125	130
	Deere & Co.	7.125%	3/3/31	100	115
	Deere & Co.	3.900%	6/9/42	250	216
	Deere & Co.	2.875%	9/7/49	200	141
	Deere & Co.	3.750%	4/15/50	175	145
[2,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	200	196
[2]	Delta Air Lines Pass Through Trust Class AA Series 2020-1	2.000%	12/10/29	119	107
	Dover Corp.	3.150%	11/15/25	200	193
	Dover Corp.	2.950%	11/4/29	75	68
	Eaton Corp.	3.103%	9/15/27	128	121
	Eaton Corp.	4.150%	3/15/33	236	224
	Eaton Corp.	4.150%	11/2/42	150	132
	Eaton Corp.	4.700%	8/23/52	228	213
	Emerson Electric Co.	2.000%	12/21/28	200	178
	Emerson Electric Co.	1.950%	10/15/30	100	85
	Emerson Electric Co.	2.200%	12/21/31	200	168
	Emerson Electric Co.	2.750%	10/15/50	150	97
	Emerson Electric Co.	2.800%	12/21/51	200	131
	FedEx Corp.	3.250%	4/1/26	100	97
	FedEx Corp.	3.100%	8/5/29	200	183
	FedEx Corp.	4.250%	5/15/30	100	97
	FedEx Corp.	3.900%	2/1/35	200	178
	FedEx Corp.	4.100%	4/15/43	75	62
	FedEx Corp.	4.100%	2/1/45	125	101
	FedEx Corp.	4.750%	11/15/45	250	221
	FedEx Corp.	4.550%	4/1/46	225	194
	FedEx Corp.	4.400%	1/15/47	125	104
	FedEx Corp.	4.050%	2/15/48	200	159
	FedEx Corp.	4.950%	10/17/48	250	227
	FedEx Corp.	5.250%	5/15/50	250	240
[2]	FedEx Corp. Pass Through Trust Class AA Series 2020-1	1.875%	8/20/35	406	337
	Fortive Corp.	3.150%	6/15/26	150	143
	Fortive Corp.	4.300%	6/15/46	100	84
	GE Capital Funding LLC	3.450%	5/15/25	445	435
	GE Capital Funding LLC	4.550%	5/15/32	200	194
	General Dynamics Corp.	3.250%	4/1/25	150	147
	General Dynamics Corp.	3.500%	5/15/25	200	196
	General Dynamics Corp.	3.500%	4/1/27	100	97
	General Dynamics Corp.	2.625%	11/15/27	200	186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Dynamics Corp.	3.750%	5/15/28	200	194
	General Dynamics Corp.	3.625%	4/1/30	200	188
	General Dynamics Corp.	4.250%	4/1/40	150	136
	General Dynamics Corp.	3.600%	11/15/42	100	81
	General Electric Co.	5.875%	1/14/38	560	595
	GXO Logistics Inc.	2.650%	7/15/31	250	204
	Hexcel Corp.	4.200%	2/15/27	72	69
	Honeywell International Inc.	1.350%	6/1/25	275	264
	Honeywell International Inc.	2.500%	11/1/26	50	47
	Honeywell International Inc.	1.100%	3/1/27	250	226
	Honeywell International Inc.	4.950%	2/15/28	90	91
	Honeywell International Inc.	4.250%	1/15/29	200	197
	Honeywell International Inc.	2.700%	8/15/29	100	91
	Honeywell International Inc.	1.950%	6/1/30	1,000	853
	Honeywell International Inc.	1.750%	9/1/31	250	203
	Honeywell International Inc.	5.000%	2/15/33	197	199
	Honeywell International Inc.	4.500%	1/15/34	200	194
	Honeywell International Inc.	5.700%	3/15/37	200	212
	Honeywell International Inc.	5.375%	3/1/41	150	155
	Honeywell International Inc.	5.350%	3/1/64	200	203
	Howmet Aerospace Inc.	5.950%	2/1/37	100	104
	Hubbell Inc.	3.350%	3/1/26	75	72
	Hubbell Inc.	3.150%	8/15/27	50	47
	Hubbell Inc.	3.500%	2/15/28	175	166
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	100	94
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	175
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	188
	IDEX Corp.	3.000%	5/1/30	75	66
	Illinois Tool Works Inc.	2.650%	11/15/26	300	284
	Illinois Tool Works Inc.	4.875%	9/15/41	75	73
	Illinois Tool Works Inc.	3.900%	9/1/42	250	216
	Ingersoll Rand Inc.	5.400%	8/14/28	100	101
	Ingersoll Rand Inc.	5.700%	8/14/33	200	205
	JB Hunt Transport Services Inc.	3.875%	3/1/26	200	196
[2]	JetBlue Pass Through Trust Class A Series 2020-1	4.000%	5/15/34	121	112
[2]	JetBlue Pass Through Trust Class AA Series 2019-1	2.750%	11/15/33	123	106
	John Deere Capital Corp.	5.300%	9/8/25	350	351
	John Deere Capital Corp.	3.400%	9/11/25	75	73
	John Deere Capital Corp.	4.800%	1/9/26	200	199
	John Deere Capital Corp.	0.700%	1/15/26	300	279
	John Deere Capital Corp.	4.950%	3/6/26	450	450
	John Deere Capital Corp.	2.650%	6/10/26	100	95
	John Deere Capital Corp.	1.050%	6/17/26	200	184
	John Deere Capital Corp.	5.150%	9/8/26	200	201
	John Deere Capital Corp.	2.250%	9/14/26	125	117
	John Deere Capital Corp.	4.850%	3/5/27	450	450
	John Deere Capital Corp.	2.350%	3/8/27	200	187
	John Deere Capital Corp.	2.800%	9/8/27	150	141
	John Deere Capital Corp.	4.150%	9/15/27	200	196
	John Deere Capital Corp.	3.050%	1/6/28	100	95
	John Deere Capital Corp.	4.750%	1/20/28	200	200
	John Deere Capital Corp.	4.950%	7/14/28	200	202
	John Deere Capital Corp.	3.450%	3/7/29	50	47
	John Deere Capital Corp.	2.800%	7/18/29	150	137
	John Deere Capital Corp.	2.450%	1/9/30	325	288
	John Deere Capital Corp.	4.900%	3/7/31	450	450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	John Deere Capital Corp.	5.150%	9/8/33	300	306
	Johnson Controls International plc	3.900%	2/14/26	37	36
	Johnson Controls International plc	6.000%	1/15/36	39	41
	Johnson Controls International plc	4.625%	7/2/44	175	154
	Johnson Controls International plc	5.125%	9/14/45	9	8
	Johnson Controls International plc	4.500%	2/15/47	100	86
	Johnson Controls International plc	4.950%	7/2/64	72	65
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	2.000%	9/16/31	200	162
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.900%	12/1/32	72	71
	Kennametal Inc.	4.625%	6/15/28	120	118
	Keysight Technologies Inc.	4.600%	4/6/27	125	123
	Keysight Technologies Inc.	3.000%	10/30/29	100	89
	Kirby Corp.	4.200%	3/1/28	300	290
	L3Harris Technologies Inc.	3.832%	4/27/25	200	197
	L3Harris Technologies Inc.	3.850%	12/15/26	50	48
	L3Harris Technologies Inc.	5.400%	1/15/27	200	201
	L3Harris Technologies Inc.	4.400%	6/15/28	175	171
	L3Harris Technologies Inc.	5.050%	6/1/29	130	130
	L3Harris Technologies Inc.	5.250%	6/1/31	130	130
	L3Harris Technologies Inc.	5.400%	7/31/33	500	503
	L3Harris Technologies Inc.	5.350%	6/1/34	130	130
	L3Harris Technologies Inc.	4.854%	4/27/35	100	96
	L3Harris Technologies Inc.	5.054%	4/27/45	100	94
	L3Harris Technologies Inc.	5.600%	7/31/53	500	508
	Lennox International Inc.	1.700%	8/1/27	50	45
	Lockheed Martin Corp.	3.550%	1/15/26	190	185
	Lockheed Martin Corp.	5.100%	11/15/27	250	253
	Lockheed Martin Corp.	4.450%	5/15/28	100	99
	Lockheed Martin Corp.	3.900%	6/15/32	100	94
	Lockheed Martin Corp.	5.250%	1/15/33	250	257
	Lockheed Martin Corp.	3.600%	3/1/35	150	133
	Lockheed Martin Corp.	4.500%	5/15/36	100	95
	Lockheed Martin Corp.	6.150%	9/1/36	300	328
	Lockheed Martin Corp.	4.070%	12/15/42	270	234
	Lockheed Martin Corp.	3.800%	3/1/45	100	82
	Lockheed Martin Corp.	4.700%	5/15/46	275	256
	Lockheed Martin Corp.	2.800%	6/15/50	175	116
	Lockheed Martin Corp.	4.090%	9/15/52	331	278
	Lockheed Martin Corp.	4.150%	6/15/53	250	211
	Lockheed Martin Corp.	5.700%	11/15/54	250	266
	Lockheed Martin Corp.	5.200%	2/15/55	115	115
	Lockheed Martin Corp.	4.300%	6/15/62	125	106
	Lockheed Martin Corp.	5.900%	11/15/63	134	147
[5]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	325	327
	Nordson Corp.	5.600%	9/15/28	60	61
	Nordson Corp.	5.800%	9/15/33	79	82
	Norfolk Southern Corp.	3.650%	8/1/25	50	49
	Norfolk Southern Corp.	2.900%	6/15/26	310	296
	Norfolk Southern Corp.	7.800%	5/15/27	60	65
	Norfolk Southern Corp.	3.150%	6/1/27	125	118
	Norfolk Southern Corp.	3.800%	8/1/28	113	108
	Norfolk Southern Corp.	2.550%	11/1/29	200	177
	Norfolk Southern Corp.	5.050%	8/1/30	100	100
	Norfolk Southern Corp.	3.000%	3/15/32	200	174
	Norfolk Southern Corp.	4.837%	10/1/41	113	106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	4.450%	6/15/45	75	65
	Norfolk Southern Corp.	4.650%	1/15/46	75	67
	Norfolk Southern Corp.	4.150%	2/28/48	25	21
	Norfolk Southern Corp.	4.100%	5/15/49	73	60
	Norfolk Southern Corp.	3.400%	11/1/49	75	55
	Norfolk Southern Corp.	3.050%	5/15/50	350	237
	Norfolk Southern Corp.	4.050%	8/15/52	239	192
	Norfolk Southern Corp.	5.350%	8/1/54	200	198
	Norfolk Southern Corp.	3.155%	5/15/55	438	289
	Norfolk Southern Corp.	4.100%	5/15/21	100	73
	Northrop Grumman Corp.	3.200%	2/1/27	150	143
	Northrop Grumman Corp.	3.250%	1/15/28	100	94
	Northrop Grumman Corp.	4.600%	2/1/29	100	99
	Northrop Grumman Corp.	4.400%	5/1/30	290	282
	Northrop Grumman Corp.	4.700%	3/15/33	100	98
	Northrop Grumman Corp.	4.900%	6/1/34	150	147
	Northrop Grumman Corp.	5.150%	5/1/40	90	88
	Northrop Grumman Corp.	5.050%	11/15/40	150	145
	Northrop Grumman Corp.	4.750%	6/1/43	275	253
	Northrop Grumman Corp.	4.030%	10/15/47	380	311
	Northrop Grumman Corp.	5.250%	5/1/50	310	303
	Northrop Grumman Corp.	4.950%	3/15/53	100	94
	Northrop Grumman Corp.	5.200%	6/1/54	200	195
	Nvent Finance Sarl	4.550%	4/15/28	100	97
	Oshkosh Corp.	4.600%	5/15/28	185	181
	Oshkosh Corp.	3.100%	3/1/30	60	53
	Otis Worldwide Corp.	2.293%	4/5/27	200	185
	Otis Worldwide Corp.	5.250%	8/16/28	150	152
	Otis Worldwide Corp.	2.565%	2/15/30	300	264
	Otis Worldwide Corp.	3.112%	2/15/40	400	308
	Otis Worldwide Corp.	3.362%	2/15/50	150	109
	Parker-Hannifin Corp.	3.250%	3/1/27	125	119
	Parker-Hannifin Corp.	4.250%	9/15/27	215	211
	Parker-Hannifin Corp.	3.250%	6/14/29	75	69
	Parker-Hannifin Corp.	6.250%	5/15/38	150	162
	Parker-Hannifin Corp.	4.450%	11/21/44	200	177
	Parker-Hannifin Corp.	4.000%	6/14/49	215	176
	Precision Castparts Corp.	3.250%	6/15/25	175	171
	Precision Castparts Corp.	4.375%	6/15/45	200	177
	Quanta Services Inc.	2.900%	10/1/30	400	350
[5]	Regal Rexnord Corp.	6.050%	2/15/26	100	101
[5]	Regal Rexnord Corp.	6.050%	4/15/28	250	254
[5]	Regal Rexnord Corp.	6.300%	2/15/30	200	205
[5]	Regal Rexnord Corp.	6.400%	4/15/33	225	233
	Republic Services Inc.	0.875%	11/15/25	500	466
	Republic Services Inc.	6.200%	3/1/40	175	190
	Republic Services Inc.	5.700%	5/15/41	100	103
	Rockwell Automation Inc.	3.500%	3/1/29	100	95
	Rockwell Automation Inc.	1.750%	8/15/31	200	161
	Rockwell Automation Inc.	4.200%	3/1/49	125	108
	Rockwell Automation Inc.	2.800%	8/15/61	200	120
	RTX Corp.	3.950%	8/16/25	400	393
	RTX Corp.	3.500%	3/15/27	300	288
	RTX Corp.	3.125%	5/4/27	225	213
	RTX Corp.	7.200%	8/15/27	25	27
	RTX Corp.	4.125%	11/16/28	537	520
	RTX Corp.	2.250%	7/1/30	300	256
	RTX Corp.	1.900%	9/1/31	200	161

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
RTX Corp.	2.375%	3/15/32	200	165
RTX Corp.	5.150%	2/27/33	200	200
RTX Corp.	6.100%	3/15/34	197	211
RTX Corp.	5.400%	5/1/35	150	153
RTX Corp.	6.050%	6/1/36	100	105
RTX Corp.	6.125%	7/15/38	50	53
RTX Corp.	4.450%	11/16/38	175	158
RTX Corp.	4.700%	12/15/41	50	45
RTX Corp.	4.500%	6/1/42	675	603
RTX Corp.	4.800%	12/15/43	65	59
RTX Corp.	4.150%	5/15/45	200	166
RTX Corp.	3.750%	11/1/46	200	155
RTX Corp.	4.350%	4/15/47	250	213
RTX Corp.	4.050%	5/4/47	107	87
RTX Corp.	4.625%	11/16/48	350	311
RTX Corp.	3.125%	7/1/50	179	122
RTX Corp.	2.820%	9/1/51	200	127
RTX Corp.	3.030%	3/15/52	200	132
RTX Corp.	5.375%	2/27/53	200	197
RTX Corp.	6.400%	3/15/54	244	276
Ryder System Inc.	4.625%	6/1/25	193	191
Ryder System Inc.	2.900%	12/1/26	100	94
Ryder System Inc.	5.300%	3/15/27	100	101
Ryder System Inc.	5.650%	3/1/28	100	102
Ryder System Inc.	5.250%	6/1/28	200	201
Ryder System Inc.	5.375%	3/15/29	300	303
Snap-on Inc.	3.250%	3/1/27	50	48
Snap-on Inc.	4.100%	3/1/48	75	63
Snap-on Inc.	3.100%	5/1/50	75	53
Southwest Airlines Co.	5.250%	5/4/25	600	598
Southwest Airlines Co.	3.000%	11/15/26	100	94
Southwest Airlines Co.	5.125%	6/15/27	475	474
Southwest Airlines Co.	3.450%	11/16/27	50	47
Southwest Airlines Co.	2.625%	2/10/30	100	87
Stanley Black & Decker Inc.	3.400%	3/1/26	100	96
Stanley Black & Decker Inc.	5.200%	9/1/40	75	72
Stanley Black & Decker Inc.	4.850%	11/15/48	90	79
Stanley Black & Decker Inc.	4.000%	3/15/60	330	290
Textron Inc.	4.000%	3/15/26	200	195
Textron Inc.	3.650%	3/15/27	250	240
Textron Inc.	3.900%	9/17/29	225	211
Textron Inc.	6.100%	11/15/33	50	52
Timken Co.	4.500%	12/15/28	25	24
Trane Technologies Financing Ltd.	3.500%	3/21/26	75	73
Trane Technologies Financing Ltd.	3.800%	3/21/29	225	214
Trane Technologies Financing Ltd.	5.250%	3/3/33	200	203
Trane Technologies Financing Ltd.	4.500%	3/21/49	75	66
Trane Technologies Global Holding Co Ltd.	5.750%	6/15/43	125	130
Trimble Inc.	4.900%	6/15/28	50	50
Tyco Electronics Group SA	3.125%	8/15/27	200	189
Tyco Electronics Group SA	2.500%	2/4/32	200	170
Tyco Electronics Group SA	7.125%	10/1/37	125	145
Union Pacific Corp.	3.750%	7/15/25	560	550
Union Pacific Corp.	2.750%	3/1/26	75	72
Union Pacific Corp.	2.150%	2/5/27	513	477
Union Pacific Corp.	2.400%	2/5/30	200	175
Union Pacific Corp.	2.800%	2/14/32	100	87
Union Pacific Corp.	3.375%	2/1/35	100	86

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	2.891%	4/6/36	500	407
	Union Pacific Corp.	3.600%	9/15/37	90	78
	Union Pacific Corp.	3.250%	2/5/50	200	146
	Union Pacific Corp.	2.950%	3/10/52	250	168
	Union Pacific Corp.	4.950%	9/9/52	110	106
	Union Pacific Corp.	3.500%	2/14/53	600	449
	Union Pacific Corp.	3.875%	2/1/55	100	79
	Union Pacific Corp.	3.950%	8/15/59	100	78
	Union Pacific Corp.	3.839%	3/20/60	386	296
	Union Pacific Corp.	2.973%	9/16/62	325	203
	Union Pacific Corp.	3.799%	4/6/71	535	397
[2]	United Airlines Class A Series 2013-1 Pass Through Trust	4.300%	2/15/27	40	39
[2]	United Airlines Class A Series 2014-1 Pass Through Trust	4.000%	10/11/27	53	52
[2]	United Airlines Class A Series 2016-1 Pass Through Trust	3.450%	1/7/30	33	30
[2]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	413	412
[2]	United Airlines Class A Series 2023-1 Pass Through Trust	5.800%	7/15/37	225	229
[2]	United Airlines Class AA Series 2015-1 Pass Through Trust	3.450%	6/1/29	112	104
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	263	241
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	52	47
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	141	132
[2]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	83	71
[2]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	222	219
	United Parcel Service Inc.	3.900%	4/1/25	300	296
	United Parcel Service Inc.	2.400%	11/15/26	399	375
	United Parcel Service Inc.	3.400%	3/15/29	100	95
	United Parcel Service Inc.	2.500%	9/1/29	100	90
	United Parcel Service Inc.	4.875%	3/3/33	200	200
	United Parcel Service Inc.	6.200%	1/15/38	173	191
	United Parcel Service Inc.	5.200%	4/1/40	255	257
	United Parcel Service Inc.	4.875%	11/15/40	75	72
	United Parcel Service Inc.	3.625%	10/1/42	100	82
	United Parcel Service Inc.	3.400%	11/15/46	110	85
	United Parcel Service Inc.	4.250%	3/15/49	125	108
	United Parcel Service Inc.	3.400%	9/1/49	200	150
	United Parcel Service Inc.	5.300%	4/1/50	300	304
	United Parcel Service Inc.	5.050%	3/3/53	200	196
	Valmont Industries Inc.	5.000%	10/1/44	150	132
	Valmont Industries Inc.	5.250%	10/1/54	75	66
[5]	Veralto Corp.	5.500%	9/18/26	125	125
[5]	Veralto Corp.	5.350%	9/18/28	125	127
[5]	Veralto Corp.	5.450%	9/18/33	125	127
	Waste Connections Inc.	4.250%	12/1/28	51	50
	Waste Connections Inc.	3.500%	5/1/29	200	188
	Waste Connections Inc.	2.600%	2/1/30	139	123
	Waste Connections Inc.	2.200%	1/15/32	200	164
	Waste Connections Inc.	3.200%	6/1/32	500	441
	Waste Connections Inc.	4.200%	1/15/33	132	124
	Waste Connections Inc.	3.050%	4/1/50	75	51

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Waste Connections Inc.	2.950%	1/15/52	200	134
Waste Management Inc.	0.750%	11/15/25	100	93
Waste Management Inc.	3.150%	11/15/27	125	118
Waste Management Inc.	4.875%	2/15/29	200	202
Waste Management Inc.	1.500%	3/15/31	200	161
Waste Management Inc.	4.625%	2/15/33	88	86
Waste Management Inc.	4.875%	2/15/34	200	199
Waste Management Inc.	2.950%	6/1/41	200	150
Waste Management Inc.	2.500%	11/15/50	200	125
Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	360	350
Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	175	172
WW Grainger Inc.	3.750%	5/15/46	75	61
WW Grainger Inc.	4.200%	5/15/47	75	65
Xylem Inc.	3.250%	11/1/26	100	96
Xylem Inc.	1.950%	1/30/28	100	90
Xylem Inc.	2.250%	1/30/31	100	84
Xylem Inc.	4.375%	11/1/46	100	86
				83,467
Materials (0.8%)
Air Products and Chemicals Inc.	2.050%	5/15/30	200	171
Air Products and Chemicals Inc.	2.700%	5/15/40	200	146
Air Products and Chemicals Inc.	2.800%	5/15/50	200	135
Albemarle Corp.	5.450%	12/1/44	75	69
Albemarle Corp.	5.650%	6/1/52	100	92
Amcor Finance USA Inc.	5.625%	5/26/33	48	49
Amcor Flexibles North America Inc.	4.000%	5/17/25	91	89
Amcor Flexibles North America Inc.	3.100%	9/15/26	50	47
Amcor Flexibles North America Inc.	2.630%	6/19/30	125	108
Amcor Flexibles North America Inc.	2.690%	5/25/31	200	170
AngloGold Ashanti Holdings plc	3.375%	11/1/28	200	180
AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	174
ArcelorMittal SA	4.550%	3/11/26	100	98
ArcelorMittal SA	6.550%	11/29/27	200	208
ArcelorMittal SA	4.250%	7/16/29	100	95
ArcelorMittal SA	6.800%	11/29/32	180	192
ArcelorMittal SA	7.000%	10/15/39	100	109
ArcelorMittal SA	6.750%	3/1/41	100	104
Avery Dennison Corp.	4.875%	12/6/28	75	74
Barrick Gold Corp.	6.450%	10/15/35	75	82
Barrick North America Finance LLC	5.700%	5/30/41	350	359
Barrick North America Finance LLC	5.750%	5/1/43	150	155
Berry Global Inc.	1.570%	1/15/26	400	374
Berry Global Inc.	5.500%	4/15/28	540	544
BHP Billiton Finance USA Ltd.	4.875%	2/27/26	200	199
BHP Billiton Finance USA Ltd.	4.750%	2/28/28	200	199
BHP Billiton Finance USA Ltd.	5.100%	9/8/28	200	202
BHP Billiton Finance USA Ltd.	4.900%	2/28/33	200	198
BHP Billiton Finance USA Ltd.	5.250%	9/8/33	300	304
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	131
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	440	423
BHP Billiton Finance USA Ltd.	5.500%	9/8/53	140	145
Cabot Corp.	4.000%	7/1/29	55	52
Carlisle Cos. Inc.	3.750%	12/1/27	125	119
Carlisle Cos. Inc.	2.750%	3/1/30	150	132
Celanese US Holdings LLC	6.165%	7/15/27	400	407
Celanese US Holdings LLC	6.350%	11/15/28	175	182

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Celanese US Holdings LLC	6.330%	7/15/29	200	207
Celanese US Holdings LLC	6.550%	11/15/30	150	158
Celanese US Holdings LLC	6.379%	7/15/32	200	208
Celanese US Holdings LLC	6.700%	11/15/33	150	160
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	281
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	170
CF Industries Inc.	5.150%	3/15/34	200	197
CF Industries Inc.	4.950%	6/1/43	150	134
CF Industries Inc.	5.375%	3/15/44	100	94
Dow Chemical Co.	4.550%	11/30/25	10	10
Dow Chemical Co.	4.800%	11/30/28	225	225
Dow Chemical Co.	2.100%	11/15/30	400	338
Dow Chemical Co.	5.150%	2/15/34	175	174
Dow Chemical Co.	4.250%	10/1/34	106	98
Dow Chemical Co.	9.400%	5/15/39	203	273
Dow Chemical Co.	5.250%	11/15/41	100	95
Dow Chemical Co.	4.625%	10/1/44	200	176
Dow Chemical Co.	5.550%	11/30/48	100	98
Dow Chemical Co.	6.900%	5/15/53	150	173
Dow Chemical Co.	5.600%	2/15/54	360	358
DuPont de Nemours Inc.	4.493%	11/15/25	350	345
DuPont de Nemours Inc.	4.725%	11/15/28	425	424
DuPont de Nemours Inc.	5.319%	11/15/38	300	299
DuPont de Nemours Inc.	5.419%	11/15/48	375	374
Eastman Chemical Co.	5.625%	2/20/34	100	101
Eastman Chemical Co.	4.800%	9/1/42	225	197
Eastman Chemical Co.	4.650%	10/15/44	150	128
Ecolab Inc.	2.700%	11/1/26	200	190
Ecolab Inc.	1.650%	2/1/27	100	92
Ecolab Inc.	3.250%	12/1/27	100	95
Ecolab Inc.	5.250%	1/15/28	200	204
Ecolab Inc.	1.300%	1/30/31	500	400
Ecolab Inc.	2.125%	2/1/32	100	83
Ecolab Inc.	2.700%	12/15/51	275	178
Ecolab Inc.	2.750%	8/18/55	100	64
EIDP Inc.	1.700%	7/15/25	100	95
EIDP Inc.	4.500%	5/15/26	100	99
EIDP Inc.	2.300%	7/15/30	100	86
EIDP Inc.	4.800%	5/15/33	100	99
FMC Corp.	5.150%	5/18/26	100	99
FMC Corp.	3.200%	10/1/26	50	47
FMC Corp.	3.450%	10/1/29	100	90
FMC Corp.	5.650%	5/18/33	100	98
FMC Corp.	4.500%	10/1/49	100	77
FMC Corp.	6.375%	5/18/53	100	100
Freeport-McMoRan Inc.	5.000%	9/1/27	200	199
Freeport-McMoRan Inc.	4.125%	3/1/28	100	96
Freeport-McMoRan Inc.	4.375%	8/1/28	100	96
Freeport-McMoRan Inc.	5.250%	9/1/29	100	100
Freeport-McMoRan Inc.	4.250%	3/1/30	100	95
Freeport-McMoRan Inc.	4.625%	8/1/30	200	192
Freeport-McMoRan Inc.	5.400%	11/14/34	100	99
Freeport-McMoRan Inc.	5.450%	3/15/43	300	287
Georgia-Pacific LLC	7.375%	12/1/25	100	103
Georgia-Pacific LLC	8.875%	5/15/31	250	308
Huntsman International LLC	2.950%	6/15/31	100	83
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	48
International Flavors & Fragrances Inc.	4.375%	6/1/47	90	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Flavors & Fragrances Inc.	5.000%	9/26/48	100	86
	International Paper Co.	5.000%	9/15/35	100	97
	International Paper Co.	6.000%	11/15/41	100	103
	International Paper Co.	4.800%	6/15/44	300	271
	International Paper Co.	4.400%	8/15/47	200	168
	Kinross Gold Corp.	4.500%	7/15/27	25	24
[5]	Kinross Gold Corp.	6.250%	7/15/33	100	104
	Linde Inc.	4.700%	12/5/25	200	199
	Linde Inc.	1.100%	8/10/30	300	242
	Linde Inc.	3.550%	11/7/42	50	41
	LYB International Finance BV	5.250%	7/15/43	200	187
	LYB International Finance III LLC	1.250%	10/1/25	491	461
	LYB International Finance III LLC	5.625%	5/15/33	52	53
	LYB International Finance III LLC	5.500%	3/1/34	100	100
	LYB International Finance III LLC	3.375%	10/1/40	200	150
	LYB International Finance III LLC	4.200%	10/15/49	135	105
	LYB International Finance III LLC	3.625%	4/1/51	280	198
	LyondellBasell Industries NV	4.625%	2/26/55	425	354
	Martin Marietta Materials Inc.	3.450%	6/1/27	50	48
	Martin Marietta Materials Inc.	3.500%	12/15/27	100	95
	Martin Marietta Materials Inc.	2.500%	3/15/30	100	87
	Martin Marietta Materials Inc.	2.400%	7/15/31	150	126
	Martin Marietta Materials Inc.	4.250%	12/15/47	175	147
	Martin Marietta Materials Inc.	3.200%	7/15/51	220	154
	Mosaic Co.	4.050%	11/15/27	200	193
	Mosaic Co.	5.450%	11/15/33	100	100
	Mosaic Co.	4.875%	11/15/41	50	45
	Mosaic Co.	5.625%	11/15/43	100	98
	Newmont Corp.	2.800%	10/1/29	150	135
	Newmont Corp.	2.250%	10/1/30	200	170
	Newmont Corp.	2.600%	7/15/32	100	84
	Newmont Corp.	5.875%	4/1/35	100	104
	Newmont Corp.	6.250%	10/1/39	225	241
	Newmont Corp.	5.450%	6/9/44	200	197
[5]	Newmont Corp./Newcrest Finance Pty. Ltd.	5.300%	3/15/26	175	175
[5]	Newmont Corp./Newcrest Finance Pty. Ltd.	4.200%	5/13/50	100	82
	Nucor Corp.	2.000%	6/1/25	100	96
	Nucor Corp.	3.950%	5/1/28	100	97
	Nucor Corp.	2.700%	6/1/30	100	89
	Nucor Corp.	3.125%	4/1/32	100	88
	Nucor Corp.	6.400%	12/1/37	100	110
	Nucor Corp.	2.979%	12/15/55	300	194
	Nutrien Ltd.	3.000%	4/1/25	250	244
	Nutrien Ltd.	5.950%	11/7/25	200	202
	Nutrien Ltd.	4.000%	12/15/26	50	48
	Nutrien Ltd.	4.900%	3/27/28	200	199
	Nutrien Ltd.	4.125%	3/15/35	250	227
	Nutrien Ltd.	5.625%	12/1/40	275	272
	Nutrien Ltd.	4.900%	6/1/43	50	45
	Nutrien Ltd.	5.250%	1/15/45	191	180
	Nutrien Ltd.	5.000%	4/1/49	100	91
	Nutrien Ltd.	5.800%	3/27/53	45	46
	Owens Corning	3.400%	8/15/26	200	192
	Owens Corning	3.950%	8/15/29	100	95
	Owens Corning	3.875%	6/1/30	50	47
	Owens Corning	4.300%	7/15/47	200	165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Owens Corning	4.400%	1/30/48	75	62
	Packaging Corp. of America	3.400%	12/15/27	100	95
	Packaging Corp. of America	3.000%	12/15/29	140	126
	Packaging Corp. of America	4.050%	12/15/49	90	72
	Packaging Corp. of America	3.050%	10/1/51	100	68
	PPG Industries Inc.	2.550%	6/15/30	300	262
	Reliance Inc.	2.150%	8/15/30	100	84
	Rio Tinto Alcan Inc.	6.125%	12/15/33	225	242
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	82
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	350	226
	Rio Tinto Finance USA plc	5.000%	3/9/33	200	201
	Rio Tinto Finance USA plc	4.750%	3/22/42	150	142
	Rio Tinto Finance USA plc	4.125%	8/21/42	250	217
	Rio Tinto Finance USA plc	5.125%	3/9/53	200	194
	Rohm and Haas Co.	7.850%	7/15/29	125	139
	RPM International Inc.	3.750%	3/15/27	50	48
	RPM International Inc.	4.250%	1/15/48	200	165
	Sherwin-Williams Co.	3.450%	8/1/25	225	219
	Sherwin-Williams Co.	4.250%	8/8/25	200	197
	Sherwin-Williams Co.	3.950%	1/15/26	200	196
	Sherwin-Williams Co.	3.450%	6/1/27	100	96
	Sherwin-Williams Co.	2.300%	5/15/30	100	86
	Sherwin-Williams Co.	4.000%	12/15/42	100	82
	Sherwin-Williams Co.	4.550%	8/1/45	90	79
	Sherwin-Williams Co.	4.500%	6/1/47	300	263
	Sherwin-Williams Co.	3.300%	5/15/50	100	71
[5]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	200
[5]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	200
[5]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	200	203
	Sonoco Products Co.	2.250%	2/1/27	500	464
	Sonoco Products Co.	3.125%	5/1/30	105	94
	Southern Copper Corp.	3.875%	4/23/25	50	49
	Southern Copper Corp.	7.500%	7/27/35	100	116
	Southern Copper Corp.	6.750%	4/16/40	325	360
	Southern Copper Corp.	5.250%	11/8/42	300	284
	Southern Copper Corp.	5.875%	4/23/45	200	201
	Steel Dynamics Inc.	2.400%	6/15/25	100	96
	Steel Dynamics Inc.	3.450%	4/15/30	125	115
	Steel Dynamics Inc.	3.250%	1/15/31	100	89
	Steel Dynamics Inc.	3.250%	10/15/50	100	66
	Suzano Austria GmbH	6.000%	1/15/29	400	402
	Suzano Austria GmbH	5.000%	1/15/30	200	192
	Suzano Austria GmbH	3.750%	1/15/31	200	177
	Suzano Austria GmbH	3.125%	1/15/32	125	104
	Teck Resources Ltd.	3.900%	7/15/30	100	92
	Teck Resources Ltd.	6.125%	10/1/35	100	103
	Teck Resources Ltd.	6.000%	8/15/40	119	119
	Teck Resources Ltd.	5.200%	3/1/42	100	91
	Vale Overseas Ltd.	3.750%	7/8/30	100	90
	Vale Overseas Ltd.	6.125%	6/12/33	200	202
	Vale Overseas Ltd.	8.250%	1/17/34	50	59
	Vale Overseas Ltd.	6.875%	11/21/36	310	331
	Vale Overseas Ltd.	6.875%	11/10/39	325	347
	Vale SA	5.625%	9/11/42	75	73
	Vulcan Materials Co.	4.500%	4/1/25	200	198
	Vulcan Materials Co.	3.500%	6/1/30	150	138
	Vulcan Materials Co.	4.500%	6/15/47	125	109
	Westlake Corp.	3.600%	8/15/26	100	96

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Westlake Corp.	3.375%	6/15/30	100	90
Westlake Corp.	5.000%	8/15/46	200	179
Westlake Corp.	3.125%	8/15/51	100	65
Westlake Corp.	3.375%	8/15/61	100	63
WestRock MWV LLC	7.950%	2/15/31	250	286
WRKCo Inc.	4.650%	3/15/26	100	99
WRKCo Inc.	3.375%	9/15/27	250	237
WRKCo Inc.	4.900%	3/15/29	200	199
WRKCo Inc.	3.000%	6/15/33	100	85
Yamana Gold Inc.	2.630%	8/15/31	100	83
				34,495
Real Estate (1.0%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	254	248
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	175
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	134
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	380
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	96
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	317
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	200	141
Alexandria Real Estate Equities Inc.	5.625%	5/15/54	100	98
American Homes 4 Rent LP	2.375%	7/15/31	200	162
American Homes 4 Rent LP	5.500%	2/1/34	100	100
American Homes 4 Rent LP	3.375%	7/15/51	200	133
American Tower Corp.	4.000%	6/1/25	138	135
American Tower Corp.	1.600%	4/15/26	200	186
American Tower Corp.	1.450%	9/15/26	200	182
American Tower Corp.	3.375%	10/15/26	200	191
American Tower Corp.	2.750%	1/15/27	500	468
American Tower Corp.	3.125%	1/15/27	125	118
American Tower Corp.	3.650%	3/15/27	200	192
American Tower Corp.	1.500%	1/31/28	500	436
American Tower Corp.	3.950%	3/15/29	140	132
American Tower Corp.	3.800%	8/15/29	475	443
American Tower Corp.	2.900%	1/15/30	145	128
American Tower Corp.	2.100%	6/15/30	150	125
American Tower Corp.	2.700%	4/15/31	200	169
American Tower Corp.	2.300%	9/15/31	200	163
American Tower Corp.	4.050%	3/15/32	200	183
American Tower Corp.	5.450%	2/15/34	200	200
American Tower Corp.	3.700%	10/15/49	200	149
American Tower Corp.	3.100%	6/15/50	150	100
AvalonBay Communities Inc.	3.450%	6/1/25	100	98
AvalonBay Communities Inc.	2.950%	5/11/26	150	144
AvalonBay Communities Inc.	2.900%	10/15/26	50	47
AvalonBay Communities Inc.	3.350%	5/15/27	75	72
AvalonBay Communities Inc.	3.200%	1/15/28	75	71
AvalonBay Communities Inc.	2.050%	1/15/32	300	247
AvalonBay Communities Inc.	3.900%	10/15/46	60	48
AvalonBay Communities Inc.	4.350%	4/15/48	60	51
Boston Properties LP	3.650%	2/1/26	100	96
Boston Properties LP	2.750%	10/1/26	50	47
Boston Properties LP	3.400%	6/21/29	400	359
Boston Properties LP	2.900%	3/15/30	400	343
Boston Properties LP	2.450%	10/1/33	400	301
Boston Properties LP	6.500%	1/15/34	50	52
Brixmor Operating Partnership LP	4.125%	6/15/26	200	195
Brixmor Operating Partnership LP	3.900%	3/15/27	75	72
Brixmor Operating Partnership LP	4.125%	5/15/29	533	503

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Brixmor Operating Partnership LP	4.050%	7/1/30	250	232
Camden Property Trust	3.150%	7/1/29	50	46
Camden Property Trust	2.800%	5/15/30	265	235
Camden Property Trust	3.350%	11/1/49	120	86
CBRE Services Inc.	4.875%	3/1/26	125	124
CBRE Services Inc.	5.500%	4/1/29	75	75
CBRE Services Inc.	2.500%	4/1/31	200	166
CBRE Services Inc.	5.950%	8/15/34	200	205
COPT Defense Properties LP	2.000%	1/15/29	350	294
Crown Castle Inc.	1.350%	7/15/25	100	95
Crown Castle Inc.	4.450%	2/15/26	250	246
Crown Castle Inc.	3.700%	6/15/26	175	169
Crown Castle Inc.	2.900%	3/15/27	200	187
Crown Castle Inc.	3.650%	9/1/27	325	308
Crown Castle Inc.	3.800%	2/15/28	425	403
Crown Castle Inc.	4.800%	9/1/28	200	196
Crown Castle Inc.	3.100%	11/15/29	100	89
Crown Castle Inc.	3.300%	7/1/30	115	102
Crown Castle Inc.	2.250%	1/15/31	200	164
Crown Castle Inc.	2.500%	7/15/31	200	165
Crown Castle Inc.	5.100%	5/1/33	200	195
Crown Castle Inc.	2.900%	4/1/41	500	354
Crown Castle Inc.	4.750%	5/15/47	95	81
Crown Castle Inc.	5.200%	2/15/49	75	69
Crown Castle Inc.	4.150%	7/1/50	100	80
Crown Castle Inc.	3.250%	1/15/51	200	137
CubeSmart LP	4.000%	11/15/25	50	49
CubeSmart LP	3.125%	9/1/26	100	95
CubeSmart LP	2.250%	12/15/28	200	176
CubeSmart LP	4.375%	2/15/29	50	48
CubeSmart LP	2.000%	2/15/31	75	60
CubeSmart LP	2.500%	2/15/32	200	163
Digital Realty Trust LP	4.450%	7/15/28	370	358
Digital Realty Trust LP	3.600%	7/1/29	175	161
EPR Properties	4.500%	6/1/27	141	134
EPR Properties	3.600%	11/15/31	175	146
Equinix Inc.	1.250%	7/15/25	100	95
Equinix Inc.	1.000%	9/15/25	500	468
Equinix Inc.	1.450%	5/15/26	200	184
Equinix Inc.	2.900%	11/18/26	100	94
Equinix Inc.	1.800%	7/15/27	100	90
Equinix Inc.	1.550%	3/15/28	500	434
Equinix Inc.	3.200%	11/18/29	450	403
Equinix Inc.	2.150%	7/15/30	250	207
Equinix Inc.	2.500%	5/15/31	200	167
Equinix Inc.	3.000%	7/15/50	100	65
ERP Operating LP	3.375%	6/1/25	125	122
ERP Operating LP	2.850%	11/1/26	50	47
ERP Operating LP	3.500%	3/1/28	100	95
ERP Operating LP	4.150%	12/1/28	70	68
ERP Operating LP	3.000%	7/1/29	75	68
ERP Operating LP	2.500%	2/15/30	150	131
ERP Operating LP	4.500%	7/1/44	150	130
ERP Operating LP	4.500%	6/1/45	25	21
ERP Operating LP	4.000%	8/1/47	100	78
Essex Portfolio LP	3.500%	4/1/25	166	163
Essex Portfolio LP	3.375%	4/15/26	345	332
Essex Portfolio LP	3.625%	5/1/27	100	95

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Essex Portfolio LP	4.000%	3/1/29	100	95
Essex Portfolio LP	3.000%	1/15/30	110	98
Essex Portfolio LP	2.650%	3/15/32	105	87
Essex Portfolio LP	4.500%	3/15/48	120	101
Extra Space Storage LP	3.500%	7/1/26	125	120
Extra Space Storage LP	3.875%	12/15/27	150	142
Extra Space Storage LP	5.700%	4/1/28	200	204
Extra Space Storage LP	4.000%	6/15/29	25	24
Extra Space Storage LP	5.500%	7/1/30	500	506
Extra Space Storage LP	5.900%	1/15/31	100	103
Extra Space Storage LP	2.400%	10/15/31	200	164
Extra Space Storage LP	2.350%	3/15/32	100	80
Extra Space Storage LP	5.400%	2/1/34	100	99
Federal Realty OP LP	3.250%	7/15/27	50	47
Federal Realty OP LP	3.200%	6/15/29	25	23
Federal Realty OP LP	4.500%	12/1/44	150	123
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	200	199
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	174
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	25
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	271
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	160
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	179
Healthcare Realty Holdings LP	3.500%	8/1/26	130	124
Healthcare Realty Holdings LP	2.000%	3/15/31	250	199
Healthpeak OP LLC	3.250%	7/15/26	25	24
Healthpeak OP LLC	3.500%	7/15/29	180	167
Healthpeak OP LLC	3.000%	1/15/30	200	177
Healthpeak OP LLC	5.250%	12/15/32	100	99
Healthpeak OP LLC	6.750%	2/1/41	100	111
Highwoods Realty LP	2.600%	2/1/31	250	197
Highwoods Realty LP	7.650%	2/1/34	100	109
Host Hotels & Resorts LP	2.900%	12/15/31	275	229
Invitation Homes Operating Partnership LP	2.300%	11/15/28	200	177
Invitation Homes Operating Partnership LP	5.450%	8/15/30	32	32
Invitation Homes Operating Partnership LP	5.500%	8/15/33	80	80
Invitation Homes Operating Partnership LP	2.700%	1/15/34	200	159
Kilroy Realty LP	3.450%	12/15/24	50	49
Kilroy Realty LP	4.750%	12/15/28	50	48
Kilroy Realty LP	4.250%	8/15/29	104	96
Kilroy Realty LP	3.050%	2/15/30	200	170
Kilroy Realty LP	2.650%	11/15/33	250	185
Kimco Realty OP LLC	2.800%	10/1/26	125	118
Kimco Realty OP LLC	3.800%	4/1/27	75	72
Kimco Realty OP LLC	1.900%	3/1/28	500	442
Kimco Realty OP LLC	2.700%	10/1/30	100	86
Kimco Realty OP LLC	3.200%	4/1/32	200	172
Kimco Realty OP LLC	4.600%	2/1/33	200	189
Kimco Realty OP LLC	6.400%	3/1/34	100	107
Kimco Realty OP LLC	4.125%	12/1/46	50	39
Kimco Realty OP LLC	4.450%	9/1/47	50	40
Kite Realty Group LP	4.000%	10/1/26	200	191
Kite Realty Group LP	5.500%	3/1/34	100	99
LXP Industrial Trust	2.375%	10/1/31	200	160
Mid-America Apartments LP	3.600%	6/1/27	250	240

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mid-America Apartments LP	2.750%	3/15/30	150	133
Mid-America Apartments LP	1.700%	2/15/31	150	121
NNN REIT Inc.	3.500%	10/15/27	350	332
NNN REIT Inc.	4.300%	10/15/28	25	24
NNN REIT Inc.	2.500%	4/15/30	75	64
NNN REIT Inc.	5.600%	10/15/33	150	152
NNN REIT Inc.	4.800%	10/15/48	50	44
NNN REIT Inc.	3.100%	4/15/50	50	33
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	223
Omega Healthcare Investors Inc.	3.375%	2/1/31	250	214
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	250	203
Physicians Realty LP	4.300%	3/15/27	100	98
Physicians Realty LP	3.950%	1/15/28	100	96
Physicians Realty LP	2.625%	11/1/31	500	412
Piedmont Operating Partnership LP	9.250%	7/20/28	100	106
Prologis LP	3.250%	6/30/26	175	169
Prologis LP	2.125%	4/15/27	105	97
Prologis LP	3.375%	12/15/27	160	152
Prologis LP	4.875%	6/15/28	100	100
Prologis LP	3.875%	9/15/28	100	96
Prologis LP	4.000%	9/15/28	50	48
Prologis LP	4.375%	2/1/29	200	196
Prologis LP	2.875%	11/15/29	70	63
Prologis LP	2.250%	4/15/30	155	134
Prologis LP	1.750%	7/1/30	200	166
Prologis LP	1.250%	10/15/30	350	281
Prologis LP	2.250%	1/15/32	100	83
Prologis LP	4.750%	6/15/33	100	98
Prologis LP	5.125%	1/15/34	127	128
Prologis LP	5.000%	3/15/34	172	171
Prologis LP	4.375%	9/15/48	75	65
Prologis LP	3.000%	4/15/50	140	96
Prologis LP	5.250%	6/15/53	200	197
Prologis LP	5.250%	3/15/54	100	98
Public Storage Operating Co.	1.500%	11/9/26	225	206
Public Storage Operating Co.	3.094%	9/15/27	100	95
Public Storage Operating Co.	1.950%	11/9/28	225	199
Public Storage Operating Co.	5.125%	1/15/29	100	102
Public Storage Operating Co.	3.385%	5/1/29	100	94
Public Storage Operating Co.	2.250%	11/9/31	225	187
Public Storage Operating Co.	5.350%	8/1/53	150	151
Realty Income Corp.	3.875%	4/15/25	225	221
Realty Income Corp.	4.625%	11/1/25	75	74
Realty Income Corp.	4.125%	10/15/26	125	122
Realty Income Corp.	3.000%	1/15/27	150	142
Realty Income Corp.	3.200%	1/15/27	80	76
Realty Income Corp.	3.950%	8/15/27	450	436
Realty Income Corp.	3.650%	1/15/28	190	181
Realty Income Corp.	2.100%	3/15/28	300	269
Realty Income Corp.	4.750%	2/15/29	100	99
Realty Income Corp.	4.000%	7/15/29	60	57
Realty Income Corp.	3.100%	12/15/29	150	136
Realty Income Corp.	3.400%	1/15/30	80	73
Realty Income Corp.	1.800%	3/15/33	500	379
Realty Income Corp.	5.125%	2/15/34	250	245
Realty Income Corp.	4.650%	3/15/47	175	155
Regency Centers LP	3.600%	2/1/27	25	24

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Regency Centers LP	4.125%	3/15/28	75	72
Regency Centers LP	2.950%	9/15/29	100	89
Regency Centers LP	5.250%	1/15/34	100	100
Regency Centers LP	4.400%	2/1/47	200	164
Regency Centers LP	4.650%	3/15/49	75	64
Rexford Industrial Realty LP	2.150%	9/1/31	200	160
Sabra Health Care LP	5.125%	8/15/26	25	25
Sabra Health Care LP	3.900%	10/15/29	150	135
Sabra Health Care LP	3.200%	12/1/31	100	83
Safehold GL Holdings LLC	2.850%	1/15/32	200	163
Simon Property Group LP	3.500%	9/1/25	300	293
Simon Property Group LP	3.300%	1/15/26	195	189
Simon Property Group LP	1.375%	1/15/27	500	455
Simon Property Group LP	1.750%	2/1/28	250	223
Simon Property Group LP	2.650%	7/15/30	200	175
Simon Property Group LP	2.200%	2/1/31	250	208
Simon Property Group LP	2.250%	1/15/32	500	409
Simon Property Group LP	2.650%	2/1/32	100	84
Simon Property Group LP	6.250%	1/15/34	85	91
Simon Property Group LP	4.250%	11/30/46	100	82
Simon Property Group LP	3.250%	9/13/49	200	140
Simon Property Group LP	3.800%	7/15/50	200	153
Simon Property Group LP	5.850%	3/8/53	89	92
Simon Property Group LP	6.650%	1/15/54	85	97
SITE Centers Corp.	4.250%	2/1/26	70	69
Store Capital LLC	4.500%	3/15/28	75	71
Store Capital LLC	4.625%	3/15/29	100	94
Sun Communities Operating LP	2.300%	11/1/28	200	175
Sun Communities Operating LP	5.500%	1/15/29	100	100
Sun Communities Operating LP	4.200%	4/15/32	200	180
Tanger Properties LP	3.125%	9/1/26	175	164
Tanger Properties LP	3.875%	7/15/27	50	46
UDR Inc.	2.950%	9/1/26	150	142
UDR Inc.	3.500%	7/1/27	150	142
UDR Inc.	3.500%	1/15/28	250	235
UDR Inc.	3.200%	1/15/30	60	54
UDR Inc.	3.000%	8/15/31	65	56
UDR Inc.	1.900%	3/15/33	200	151
UDR Inc.	3.100%	11/1/34	65	53
Ventas Realty LP	4.125%	1/15/26	75	73
Ventas Realty LP	3.250%	10/15/26	75	71
Ventas Realty LP	3.850%	4/1/27	50	48
Ventas Realty LP	4.000%	3/1/28	125	119
Ventas Realty LP	3.000%	1/15/30	100	88
Ventas Realty LP	4.750%	11/15/30	200	193
Ventas Realty LP	4.875%	4/15/49	80	68
VICI Properties LP	4.750%	2/15/28	200	195
VICI Properties LP	4.950%	2/15/30	200	193
VICI Properties LP	5.125%	5/15/32	200	191
VICI Properties LP	5.750%	4/1/34	100	99
VICI Properties LP	5.625%	5/15/52	100	93
VICI Properties LP	6.125%	4/1/54	125	123
Welltower OP LLC	4.000%	6/1/25	380	374
Welltower OP LLC	4.250%	4/1/26	150	147
Welltower OP LLC	2.700%	2/15/27	300	281
Welltower OP LLC	4.250%	4/15/28	125	121
Welltower OP LLC	4.125%	3/15/29	250	239
Welltower OP LLC	2.750%	1/15/31	250	215

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Welltower OP LLC	2.750%	1/15/32	200	168
Welltower OP LLC	6.500%	3/15/41	25	27
Welltower OP LLC	4.950%	9/1/48	75	69
Weyerhaeuser Co.	4.750%	5/15/26	51	51
Weyerhaeuser Co.	4.000%	11/15/29	150	142
Weyerhaeuser Co.	4.000%	4/15/30	200	189
Weyerhaeuser Co.	7.375%	3/15/32	29	33
Weyerhaeuser Co.	3.375%	3/9/33	200	175
WP Carey Inc.	4.250%	10/1/26	75	73
WP Carey Inc.	2.250%	4/1/33	200	155
				43,198
Technology (2.4%)
Adobe Inc.	2.150%	2/1/27	180	168
Adobe Inc.	2.300%	2/1/30	225	198
Amdocs Ltd.	2.538%	6/15/30	200	171
Analog Devices Inc.	2.950%	4/1/25	85	83
Analog Devices Inc.	3.500%	12/5/26	200	193
Analog Devices Inc.	3.450%	6/15/27	100	96
Analog Devices Inc.	1.700%	10/1/28	200	176
Analog Devices Inc.	2.800%	10/1/41	200	145
Analog Devices Inc.	2.950%	10/1/51	400	271
Apple Inc.	1.125%	5/11/25	900	862
Apple Inc.	0.550%	8/20/25	500	471
Apple Inc.	0.700%	2/8/26	500	464
Apple Inc.	3.250%	2/23/26	705	685
Apple Inc.	2.450%	8/4/26	450	427
Apple Inc.	3.350%	2/9/27	500	483
Apple Inc.	3.200%	5/11/27	775	742
Apple Inc.	2.900%	9/12/27	555	525
Apple Inc.	1.200%	2/8/28	500	442
Apple Inc.	4.000%	5/10/28	1,000	984
Apple Inc.	1.400%	8/5/28	150	132
Apple Inc.	2.200%	9/11/29	430	382
Apple Inc.	4.150%	5/10/30	88	87
Apple Inc.	1.250%	8/20/30	500	409
Apple Inc.	1.650%	2/8/31	500	416
Apple Inc.	1.700%	8/5/31	200	165
Apple Inc.	3.350%	8/8/32	200	184
Apple Inc.	4.500%	2/23/36	225	223
Apple Inc.	2.375%	2/8/41	500	356
Apple Inc.	3.850%	5/4/43	450	390
Apple Inc.	4.450%	5/6/44	200	190
Apple Inc.	3.450%	2/9/45	825	665
Apple Inc.	4.375%	5/13/45	400	369
Apple Inc.	4.650%	2/23/46	910	874
Apple Inc.	3.850%	8/4/46	375	317
Apple Inc.	3.750%	11/13/47	450	371
Apple Inc.	2.650%	5/11/50	515	341
Apple Inc.	2.650%	2/8/51	600	395
Apple Inc.	4.850%	5/10/53	221	220
Apple Inc.	2.550%	8/20/60	300	188
Apple Inc.	2.800%	2/8/61	600	383
Apple Inc.	2.850%	8/5/61	275	177
Applied Materials Inc.	3.900%	10/1/25	145	143
Applied Materials Inc.	3.300%	4/1/27	225	216
Applied Materials Inc.	1.750%	6/1/30	200	169
Applied Materials Inc.	5.100%	10/1/35	100	102
Applied Materials Inc.	5.850%	6/15/41	125	136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Applied Materials Inc.	4.350%	4/1/47	175	158
	Applied Materials Inc.	2.750%	6/1/50	200	137
	Arrow Electronics Inc.	4.000%	4/1/25	50	49
	Arrow Electronics Inc.	3.875%	1/12/28	100	95
	Autodesk Inc.	4.375%	6/15/25	100	99
	Autodesk Inc.	3.500%	6/15/27	75	72
	Autodesk Inc.	2.850%	1/15/30	75	67
	Autodesk Inc.	2.400%	12/15/31	200	167
	Automatic Data Processing Inc.	3.375%	9/15/25	200	196
	Automatic Data Processing Inc.	1.700%	5/15/28	200	179
	Automatic Data Processing Inc.	1.250%	9/1/30	400	327
	Avnet Inc.	4.625%	4/15/26	100	98
	Avnet Inc.	6.250%	3/15/28	100	102
	Booz Allen Hamilton Inc.	5.950%	8/4/33	150	155
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	702
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	150	142
	Broadcom Inc.	3.150%	11/15/25	278	269
[5]	Broadcom Inc.	1.950%	2/15/28	157	140
	Broadcom Inc.	4.110%	9/15/28	428	413
[5]	Broadcom Inc.	4.000%	4/15/29	200	191
	Broadcom Inc.	4.750%	4/15/29	300	296
	Broadcom Inc.	5.000%	4/15/30	250	251
	Broadcom Inc.	4.150%	11/15/30	600	568
[5]	Broadcom Inc.	2.450%	2/15/31	500	421
	Broadcom Inc.	4.300%	11/15/32	400	376
[5]	Broadcom Inc.	3.419%	4/15/33	652	564
[5]	Broadcom Inc.	3.469%	4/15/34	436	374
[5]	Broadcom Inc.	3.187%	11/15/36	50	40
[5]	Broadcom Inc.	4.926%	5/15/37	550	522
[5]	Broadcom Inc.	3.500%	2/15/41	805	625
[5]	Broadcom Inc.	3.750%	2/15/51	500	379
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	96
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	67
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	169
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	100	98
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	100	96
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	100	91
	CGI Inc.	1.450%	9/14/26	300	273
	CGI Inc.	2.300%	9/14/31	100	80
	Cisco Systems Inc.	4.900%	2/26/26	400	400
	Cisco Systems Inc.	2.950%	2/28/26	100	97
	Cisco Systems Inc.	2.500%	9/20/26	225	213
	Cisco Systems Inc.	4.800%	2/26/27	350	351
	Cisco Systems Inc.	4.850%	2/26/29	750	756
	Cisco Systems Inc.	4.950%	2/26/31	261	263
	Cisco Systems Inc.	5.050%	2/26/34	713	722
	Cisco Systems Inc.	5.900%	2/15/39	400	435
	Cisco Systems Inc.	5.300%	2/26/54	375	385
	Cisco Systems Inc.	5.350%	2/26/64	200	205
	Concentrix Corp.	6.650%	8/2/26	250	252
	Concentrix Corp.	6.600%	8/2/28	250	253
	Concentrix Corp.	6.850%	8/2/33	258	256
	Corning Inc.	5.750%	8/15/40	195	196
	Corning Inc.	3.900%	11/15/49	100	79
	Corning Inc.	4.375%	11/15/57	300	248
	Corning Inc.	5.450%	11/15/79	200	189

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dell Inc.	7.100%	4/15/28	30	32
Dell Inc.	6.500%	4/15/38	100	107
Dell International LLC / EMC Corp.	5.850%	7/15/25	200	201
Dell International LLC / EMC Corp.	6.020%	6/15/26	695	704
Dell International LLC / EMC Corp.	4.900%	10/1/26	250	248
Dell International LLC / EMC Corp.	6.100%	7/15/27	100	103
Dell International LLC / EMC Corp.	5.250%	2/1/28	200	202
Dell International LLC / EMC Corp.	5.300%	10/1/29	300	304
Dell International LLC / EMC Corp.	6.200%	7/15/30	62	65
Dell International LLC / EMC Corp.	5.750%	2/1/33	50	52
Dell International LLC / EMC Corp.	8.100%	7/15/36	173	209
Dell International LLC / EMC Corp.	3.375%	12/15/41	200	149
Dell International LLC / EMC Corp.	8.350%	7/15/46	105	136
Dell International LLC / EMC Corp.	3.450%	12/15/51	300	211
DXC Technology Co.	1.800%	9/15/26	200	182
DXC Technology Co.	2.375%	9/15/28	200	174
Equifax Inc.	2.600%	12/15/25	100	95
Equifax Inc.	5.100%	6/1/28	400	401
Equifax Inc.	3.100%	5/15/30	120	107
Equifax Inc.	2.350%	9/15/31	200	165
FactSet Research Systems Inc.	3.450%	3/1/32	100	88
Fidelity National Information Services Inc.	1.150%	3/1/26	500	463
Fidelity National Information Services Inc.	1.650%	3/1/28	200	176
Fidelity National Information Services Inc.	3.750%	5/21/29	100	95
Fidelity National Information Services Inc.	2.250%	3/1/31	300	252
Fidelity National Information Services Inc.	3.100%	3/1/41	200	146
Fiserv Inc.	3.200%	7/1/26	700	671
Fiserv Inc.	2.250%	6/1/27	300	276
Fiserv Inc.	4.200%	10/1/28	200	193
Fiserv Inc.	3.500%	7/1/29	600	559
Fiserv Inc.	2.650%	6/1/30	200	174
Fiserv Inc.	5.625%	8/21/33	94	96
Fiserv Inc.	4.400%	7/1/49	415	352
Fiserv, Inc.	5.450%	3/15/34	182	184
Flex Ltd.	4.750%	6/15/25	26	26
Flex Ltd.	4.875%	6/15/29	50	49
Global Payments Inc.	4.800%	4/1/26	150	148
Global Payments Inc.	2.150%	1/15/27	200	184
Global Payments Inc.	3.200%	8/15/29	310	278
Global Payments Inc.	2.900%	5/15/30	200	174
Global Payments Inc.	2.900%	11/15/31	200	168
Global Payments Inc.	5.400%	8/15/32	200	198
Global Payments Inc.	4.150%	8/15/49	200	155
Global Payments Inc.	5.950%	8/15/52	75	75
Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	497
Hewlett Packard Enterprise Co.	1.750%	4/1/26	150	140
Hewlett Packard Enterprise Co.	5.250%	7/1/28	200	202
Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	160
Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	294
HP Inc.	2.200%	6/17/25	300	289
HP Inc.	1.450%	6/17/26	200	185
HP Inc.	3.000%	6/17/27	350	329
HP Inc.	4.750%	1/15/28	200	199
HP Inc.	4.000%	4/15/29	200	191
HP Inc.	3.400%	6/17/30	500	456
HP Inc.	2.650%	6/17/31	200	169
HP Inc.	4.200%	4/15/32	200	187
HP Inc.	5.500%	1/15/33	200	202

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HP Inc.	6.000%	9/15/41	200	208
IBM International Capital Pte. Ltd.	4.900%	2/5/34	400	392
IBM International Capital Pte. Ltd.	5.300%	2/5/54	700	683
Intel Corp.	3.700%	7/29/25	450	441
Intel Corp.	2.600%	5/19/26	210	200
Intel Corp.	3.750%	8/5/27	200	193
Intel Corp.	4.875%	2/10/28	310	311
Intel Corp.	1.600%	8/12/28	200	175
Intel Corp.	2.450%	11/15/29	375	332
Intel Corp.	3.900%	3/25/30	345	328
Intel Corp.	2.000%	8/12/31	250	205
Intel Corp.	4.150%	8/5/32	200	190
Intel Corp.	4.000%	12/15/32	150	140
Intel Corp.	5.200%	2/10/33	396	401
Intel Corp.	4.600%	3/25/40	100	94
Intel Corp.	2.800%	8/12/41	200	145
Intel Corp.	4.800%	10/1/41	162	153
Intel Corp.	4.250%	12/15/42	150	131
Intel Corp.	4.100%	5/19/46	250	211
Intel Corp.	4.100%	5/11/47	200	167
Intel Corp.	3.734%	12/8/47	674	523
Intel Corp.	3.250%	11/15/49	300	211
Intel Corp.	4.750%	3/25/50	400	361
Intel Corp.	3.050%	8/12/51	250	168
Intel Corp.	5.700%	2/10/53	481	498
Intel Corp.	3.100%	2/15/60	300	194
Intel Corp.	3.200%	8/12/61	200	131
Intel Corp.	5.050%	8/5/62	300	282
Intel Corp.	5.900%	2/10/63	200	212
International Business Machines Corp.	7.000%	10/30/25	300	309
International Business Machines Corp.	4.500%	2/6/26	200	199
International Business Machines Corp.	3.450%	2/19/26	285	277
International Business Machines Corp.	3.300%	5/15/26	700	675
International Business Machines Corp.	1.700%	5/15/27	265	240
International Business Machines Corp.	6.220%	8/1/27	75	78
International Business Machines Corp.	6.500%	1/15/28	75	80
International Business Machines Corp.	4.500%	2/6/28	200	198
International Business Machines Corp.	3.500%	5/15/29	750	707
International Business Machines Corp.	1.950%	5/15/30	265	224
International Business Machines Corp.	4.750%	2/6/33	200	197
International Business Machines Corp.	4.150%	5/15/39	600	530
International Business Machines Corp.	5.600%	11/30/39	48	50
International Business Machines Corp.	2.850%	5/15/40	165	121
International Business Machines Corp.	4.000%	6/20/42	358	302
International Business Machines Corp.	4.250%	5/15/49	500	424
International Business Machines Corp.	2.950%	5/15/50	165	110
International Business Machines Corp.	3.430%	2/9/52	100	72
International Business Machines Corp.	5.100%	2/6/53	300	290
Intuit Inc.	0.950%	7/15/25	100	95
Intuit Inc.	1.350%	7/15/27	100	89
Intuit Inc.	1.650%	7/15/30	100	83
Intuit Inc.	5.200%	9/15/33	200	204
Intuit Inc.	5.500%	9/15/53	275	286
Jabil Inc.	3.950%	1/12/28	100	95
Jabil Inc.	3.600%	1/15/30	100	91
Jabil Inc.	3.000%	1/15/31	150	128
Juniper Networks Inc.	3.750%	8/15/29	200	186
Juniper Networks Inc.	5.950%	3/15/41	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	KLA Corp.	4.100%	3/15/29	150	147
	KLA Corp.	4.650%	7/15/32	200	197
	KLA Corp.	5.000%	3/15/49	75	73
	KLA Corp.	3.300%	3/1/50	150	110
	KLA Corp.	4.950%	7/15/52	200	193
	KLA Corp.	5.250%	7/15/62	200	198
	Kyndryl Holdings Inc.	2.050%	10/15/26	100	92
	Kyndryl Holdings Inc.	2.700%	10/15/28	100	89
	Kyndryl Holdings Inc.	3.150%	10/15/31	100	84
	Kyndryl Holdings Inc.	4.100%	10/15/41	100	77
	Lam Research Corp.	3.750%	3/15/26	150	147
	Lam Research Corp.	4.000%	3/15/29	150	145
	Lam Research Corp.	1.900%	6/15/30	295	250
	Lam Research Corp.	4.875%	3/15/49	125	119
	Lam Research Corp.	2.875%	6/15/50	150	102
	Lam Research Corp.	3.125%	6/15/60	100	66
	Leidos Inc.	3.625%	5/15/25	100	98
	Leidos Inc.	4.375%	5/15/30	150	142
	Leidos Inc.	2.300%	2/15/31	200	165
	Marvell Technology Inc.	2.450%	4/15/28	100	90
	Marvell Technology Inc.	4.875%	6/22/28	100	99
	Marvell Technology Inc.	2.950%	4/15/31	100	86
	Marvell Technology Inc.	5.950%	9/15/33	100	104
	Mastercard Inc.	2.950%	11/21/26	100	95
	Mastercard Inc.	3.300%	3/26/27	200	192
	Mastercard Inc.	4.875%	3/9/28	200	203
	Mastercard Inc.	2.950%	6/1/29	275	253
	Mastercard Inc.	3.350%	3/26/30	300	279
	Mastercard Inc.	2.000%	11/18/31	200	165
	Mastercard Inc.	3.950%	2/26/48	100	85
	Mastercard Inc.	3.650%	6/1/49	250	201
	Mastercard Inc.	3.850%	3/26/50	200	166
	Microchip Technology Inc.	4.250%	9/1/25	200	197
	Micron Technology Inc.	4.975%	2/6/26	100	99
	Micron Technology Inc.	4.185%	2/15/27	200	195
	Micron Technology Inc.	5.375%	4/15/28	200	202
	Micron Technology Inc.	5.327%	2/6/29	150	151
	Micron Technology Inc.	6.750%	11/1/29	75	80
	Micron Technology Inc.	4.663%	2/15/30	100	98
	Micron Technology Inc.	5.875%	2/9/33	235	243
	Micron Technology Inc.	5.875%	9/15/33	200	207
	Micron Technology Inc.	3.366%	11/1/41	100	74
	Micron Technology Inc.	3.477%	11/1/51	100	71
	Microsoft Corp.	3.125%	11/3/25	632	616
	Microsoft Corp.	2.400%	8/8/26	805	764
[5]	Microsoft Corp.	3.400%	9/15/26	160	155
	Microsoft Corp.	3.300%	2/6/27	675	654
[5]	Microsoft Corp.	1.350%	9/15/30	150	124
	Microsoft Corp.	3.500%	2/12/35	325	299
	Microsoft Corp.	3.450%	8/8/36	425	381
	Microsoft Corp.	4.100%	2/6/37	250	240
	Microsoft Corp.	3.700%	8/8/46	1,226	1,043
[5]	Microsoft Corp.	4.500%	6/15/47	200	189
	Microsoft Corp.	2.525%	6/1/50	1,103	726
[5]	Microsoft Corp.	2.500%	9/15/50	300	194
	Microsoft Corp.	2.921%	3/17/52	964	681
	Microsoft Corp.	2.675%	6/1/60	594	382
	Microsoft Corp.	3.041%	3/17/62	656	457

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Moody's Corp.	3.250%	1/15/28	200	190
Moody's Corp.	2.000%	8/19/31	500	407
Moody's Corp.	2.750%	8/19/41	200	142
Moody's Corp.	4.875%	12/17/48	125	117
Moody's Corp.	3.250%	5/20/50	100	71
Moody's Corp.	3.750%	2/25/52	100	78
Moody's Corp.	3.100%	11/29/61	200	130
Motorola Solutions Inc.	4.600%	2/23/28	125	123
Motorola Solutions Inc.	5.500%	9/1/44	75	74
NetApp Inc.	1.875%	6/22/25	150	143
NetApp Inc.	2.375%	6/22/27	100	92
NetApp Inc.	2.700%	6/22/30	200	173
Nokia OYJ	6.625%	5/15/39	90	88
NVIDIA Corp.	3.200%	9/16/26	200	193
NVIDIA Corp.	1.550%	6/15/28	250	223
NVIDIA Corp.	2.850%	4/1/30	300	272
NVIDIA Corp.	2.000%	6/15/31	250	211
NVIDIA Corp.	3.500%	4/1/40	200	170
NVIDIA Corp.	3.500%	4/1/50	405	322
NVIDIA Corp.	3.700%	4/1/60	113	90
NXP BV / NXP Funding LLC	5.350%	3/1/26	100	100
NXP BV / NXP Funding LLC	5.550%	12/1/28	75	76
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	433
NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	181
NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	167
NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	412	342
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	148
NXP BV / NXP Funding LLC / NXP USA Inc.	3.125%	2/15/42	100	72
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	11/30/51	100	68
Oracle Corp.	2.500%	4/1/25	919	891
Oracle Corp.	1.650%	3/25/26	725	677
Oracle Corp.	2.650%	7/15/26	561	531
Oracle Corp.	2.800%	4/1/27	500	469
Oracle Corp.	2.300%	3/25/28	500	451
Oracle Corp.	4.500%	5/6/28	35	34
Oracle Corp.	6.150%	11/9/29	225	237
Oracle Corp.	2.950%	4/1/30	550	489
Oracle Corp.	4.650%	5/6/30	100	98
Oracle Corp.	2.875%	3/25/31	900	783
Oracle Corp.	6.250%	11/9/32	225	241
Oracle Corp.	4.300%	7/8/34	325	300
Oracle Corp.	3.900%	5/15/35	150	132
Oracle Corp.	3.850%	7/15/36	250	214
Oracle Corp.	3.800%	11/15/37	525	440
Oracle Corp.	6.125%	7/8/39	250	262
Oracle Corp.	3.600%	4/1/40	605	477
Oracle Corp.	5.375%	7/15/40	950	922
Oracle Corp.	3.650%	3/25/41	300	235
Oracle Corp.	4.500%	7/8/44	250	214
Oracle Corp.	4.125%	5/15/45	425	343
Oracle Corp.	4.000%	7/15/46	575	453
Oracle Corp.	4.000%	11/15/47	475	371

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oracle Corp.	3.600%	4/1/50	920	664
Oracle Corp.	3.950%	3/25/51	600	457
Oracle Corp.	6.900%	11/9/52	355	408
Oracle Corp.	5.550%	2/6/53	400	391
Oracle Corp.	4.375%	5/15/55	150	121
Oracle Corp.	3.850%	4/1/60	200	142
Oracle Corp.	4.100%	3/25/61	300	224
PayPal Holdings Inc.	1.650%	6/1/25	200	192
PayPal Holdings Inc.	2.650%	10/1/26	300	283
PayPal Holdings Inc.	2.850%	10/1/29	400	362
PayPal Holdings Inc.	2.300%	6/1/30	200	172
PayPal Holdings Inc.	4.400%	6/1/32	200	194
PayPal Holdings Inc.	3.250%	6/1/50	310	219
Qorvo Inc.	4.375%	10/15/29	200	187
QUALCOMM Inc.	3.450%	5/20/25	200	196
QUALCOMM Inc.	3.250%	5/20/27	400	383
QUALCOMM Inc.	1.300%	5/20/28	378	332
QUALCOMM Inc.	1.650%	5/20/32	414	328
QUALCOMM Inc.	5.400%	5/20/33	200	210
QUALCOMM Inc.	4.650%	5/20/35	200	198
QUALCOMM Inc.	4.800%	5/20/45	275	263
QUALCOMM Inc.	4.300%	5/20/47	350	309
QUALCOMM Inc.	3.250%	5/20/50	200	148
QUALCOMM Inc.	4.500%	5/20/52	200	179
QUALCOMM Inc.	6.000%	5/20/53	200	224
RELX Capital Inc.	4.000%	3/18/29	100	96
RELX Capital Inc.	3.000%	5/22/30	150	135
RELX Capital Inc.	4.750%	5/20/32	100	99
Roper Technologies Inc.	1.000%	9/15/25	500	470
Roper Technologies Inc.	3.850%	12/15/25	100	98
Roper Technologies Inc.	3.800%	12/15/26	145	141
Roper Technologies Inc.	1.400%	9/15/27	500	443
Roper Technologies Inc.	4.200%	9/15/28	175	170
Roper Technologies Inc.	2.950%	9/15/29	125	113
Roper Technologies Inc.	2.000%	6/30/30	125	104
S&P Global Inc.	2.450%	3/1/27	250	234
S&P Global Inc.	4.750%	8/1/28	140	140
S&P Global Inc.	2.700%	3/1/29	250	227
S&P Global Inc.	4.250%	5/1/29	100	97
S&P Global Inc.	2.500%	12/1/29	125	111
S&P Global Inc.	1.250%	8/15/30	200	162
S&P Global Inc.	2.900%	3/1/32	300	261
S&P Global Inc.	3.250%	12/1/49	150	109
S&P Global Inc.	3.700%	3/1/52	200	158
S&P Global Inc.	2.300%	8/15/60	100	55
S&P Global Inc.	3.900%	3/1/62	100	78
Salesforce Inc.	3.700%	4/11/28	325	315
Salesforce Inc.	1.500%	7/15/28	200	176
Salesforce Inc.	1.950%	7/15/31	300	249
Salesforce Inc.	2.700%	7/15/41	250	181
Salesforce Inc.	2.900%	7/15/51	400	270
Salesforce Inc.	3.050%	7/15/61	250	163
ServiceNow Inc.	1.400%	9/1/30	400	324
Skyworks Solutions Inc.	1.800%	6/1/26	200	186
Teledyne FLIR LLC	2.500%	8/1/30	100	85
Teledyne Technologies Inc.	2.750%	4/1/31	300	257
Texas Instruments Inc.	1.125%	9/15/26	200	183
Texas Instruments Inc.	2.900%	11/3/27	94	89

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Instruments Inc.	2.250%	9/4/29	100	89
Texas Instruments Inc.	1.750%	5/4/30	210	177
Texas Instruments Inc.	1.900%	9/15/31	150	125
Texas Instruments Inc.	4.900%	3/14/33	200	202
Texas Instruments Inc.	3.875%	3/15/39	142	127
Texas Instruments Inc.	4.150%	5/15/48	300	259
Texas Instruments Inc.	5.000%	3/14/53	200	196
Texas Instruments Inc.	5.150%	2/8/54	154	154
Texas Instruments Inc.	5.050%	5/18/63	212	206
Thomson Reuters Corp.	5.500%	8/15/35	75	77
Thomson Reuters Corp.	5.850%	4/15/40	100	103
Thomson Reuters Corp.	5.650%	11/23/43	100	98
TSMC Arizona Corp.	1.750%	10/25/26	400	368
TSMC Arizona Corp.	3.875%	4/22/27	200	194
TSMC Arizona Corp.	2.500%	10/25/31	200	171
TSMC Arizona Corp.	4.250%	4/22/32	200	195
TSMC Arizona Corp.	3.125%	10/25/41	200	160
TSMC Arizona Corp.	3.250%	10/25/51	200	153
TSMC Arizona Corp.	4.500%	4/22/52	200	193
Verisk Analytics Inc.	4.000%	6/15/25	150	147
Verisk Analytics Inc.	4.125%	3/15/29	400	385
Verisk Analytics Inc.	5.500%	6/15/45	50	49
Verisk Analytics Inc.	3.625%	5/15/50	100	74
Visa Inc.	3.150%	12/14/25	925	900
Visa Inc.	1.900%	4/15/27	200	185
Visa Inc.	0.750%	8/15/27	500	442
Visa Inc.	2.750%	9/15/27	150	141
Visa Inc.	1.100%	2/15/31	400	319
Visa Inc.	4.150%	12/14/35	325	308
Visa Inc.	2.700%	4/15/40	200	150
Visa Inc.	4.300%	12/14/45	725	654
Visa Inc.	3.650%	9/15/47	100	81
Visa Inc.	2.000%	8/15/50	300	177
VMware LLC	4.500%	5/15/25	200	198
VMware LLC	4.650%	5/15/27	100	98
VMware LLC	3.900%	8/21/27	300	287
VMware LLC	1.800%	8/15/28	200	174
VMware LLC	4.700%	5/15/30	500	487
VMware LLC	2.200%	8/15/31	300	244
Western Digital Corp.	2.850%	2/1/29	200	174
Western Union Co.	1.350%	3/15/26	200	185
Western Union Co.	6.200%	11/17/36	100	103
Western Union Co.	6.200%	6/21/40	35	35
Workday Inc.	3.500%	4/1/27	200	191
Workday Inc.	3.700%	4/1/29	200	189
Workday Inc.	3.800%	4/1/32	200	182
Xilinx Inc.	2.375%	6/1/30	200	174
				106,541
Utilities (2.4%)
AEP Texas Inc.	3.950%	6/1/28	100	95
AEP Texas Inc.	2.100%	7/1/30	200	167
AEP Texas Inc.	3.800%	10/1/47	50	37
AEP Texas Inc.	3.450%	1/15/50	50	35
AEP Texas Inc.	5.250%	5/15/52	89	83
AEP Transmission Co. LLC	5.150%	4/1/34	50	50
AEP Transmission Co. LLC	4.000%	12/1/46	75	62
AEP Transmission Co. LLC	3.750%	12/1/47	100	77
AEP Transmission Co. LLC	3.800%	6/15/49	70	54

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AEP Transmission Co. LLC	3.150%	9/15/49	70	48
AEP Transmission Co. LLC	3.650%	4/1/50	150	114
AEP Transmission Co. LLC	4.500%	6/15/52	400	349
AES Corp.	1.375%	1/15/26	300	278
AES Corp.	5.450%	6/1/28	200	200
AES Corp.	2.450%	1/15/31	300	246
Alabama Power Co.	1.450%	9/15/30	500	404
Alabama Power Co.	3.940%	9/1/32	331	307
Alabama Power Co.	6.125%	5/15/38	50	53
Alabama Power Co.	3.850%	12/1/42	25	20
Alabama Power Co.	4.150%	8/15/44	75	63
Alabama Power Co.	3.750%	3/1/45	150	119
Alabama Power Co.	4.300%	1/2/46	250	215
Alabama Power Co.	3.700%	12/1/47	100	78
Alabama Power Co.	4.300%	7/15/48	100	85
Alabama Power Co.	3.450%	10/1/49	108	80
Alabama Power Co.	3.125%	7/15/51	107	74
Alabama Power Co.	3.000%	3/15/52	200	136
Algonquin Power & Utilities Corp.	5.365%	6/15/26	100	99
Ameren Corp.	3.650%	2/15/26	80	77
Ameren Corp.	5.700%	12/1/26	200	203
Ameren Corp.	1.950%	3/15/27	200	184
Ameren Corp.	3.500%	1/15/31	100	90
Ameren Illinois Co.	3.800%	5/15/28	75	73
Ameren Illinois Co.	4.950%	6/1/33	125	124
Ameren Illinois Co.	3.700%	12/1/47	150	117
Ameren Illinois Co.	3.250%	3/15/50	60	43
American Electric Power Co. Inc.	3.200%	11/13/27	75	70
American Electric Power Co. Inc.	4.300%	12/1/28	150	145
American Electric Power Co. Inc.	5.200%	1/15/29	200	200
American Electric Power Co. Inc.	5.625%	3/1/33	200	203
American Electric Power Co. Inc.	3.250%	3/1/50	71	49
American Electric Power Co. Inc.	3.875%	2/15/62	150	136
American Water Capital Corp.	2.950%	9/1/27	325	304
American Water Capital Corp.	3.450%	6/1/29	125	117
American Water Capital Corp.	2.800%	5/1/30	100	88
American Water Capital Corp.	4.450%	6/1/32	250	241
American Water Capital Corp.	5.150%	3/1/34	150	151
American Water Capital Corp.	6.593%	10/15/37	150	169
American Water Capital Corp.	4.300%	9/1/45	100	87
American Water Capital Corp.	3.750%	9/1/47	100	79
American Water Capital Corp.	4.200%	9/1/48	100	85
American Water Capital Corp.	4.150%	6/1/49	125	105
American Water Capital Corp.	3.450%	5/1/50	100	74
American Water Capital Corp.	3.250%	6/1/51	98	70
American Water Capital Corp.	5.450%	3/1/54	150	151
Appalachian Power Co.	3.300%	6/1/27	500	472
Appalachian Power Co.	5.650%	4/1/34	100	101
Appalachian Power Co.	4.500%	3/1/49	71	57
Appalachian Power Co.	3.700%	5/1/50	100	71
Arizona Public Service Co.	3.150%	5/15/25	100	97
Arizona Public Service Co.	2.950%	9/15/27	50	47
Arizona Public Service Co.	4.500%	4/1/42	225	193
Arizona Public Service Co.	4.350%	11/15/45	125	104
Arizona Public Service Co.	3.750%	5/15/46	125	94
Arizona Public Service Co.	4.250%	3/1/49	100	80
Arizona Public Service Co.	3.500%	12/1/49	60	42
Atmos Energy Corp.	3.000%	6/15/27	100	94

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Atmos Energy Corp.	2.625%	9/15/29	50	45
Atmos Energy Corp.	5.900%	11/15/33	100	106
Atmos Energy Corp.	5.500%	6/15/41	200	205
Atmos Energy Corp.	4.150%	1/15/43	100	87
Atmos Energy Corp.	4.125%	10/15/44	50	43
Atmos Energy Corp.	3.375%	9/15/49	400	291
Atmos Energy Corp.	2.850%	2/15/52	200	129
Avangrid Inc.	3.800%	6/1/29	195	183
Avista Corp.	4.350%	6/1/48	75	62
Avista Corp.	4.000%	4/1/52	72	55
Baltimore Gas and Electric Co.	2.400%	8/15/26	334	315
Baltimore Gas and Electric Co.	2.250%	6/15/31	100	84
Baltimore Gas and Electric Co.	3.500%	8/15/46	100	75
Baltimore Gas and Electric Co.	3.750%	8/15/47	250	194
Baltimore Gas and Electric Co.	4.250%	9/15/48	50	42
Baltimore Gas and Electric Co.	3.200%	9/15/49	80	55
Baltimore Gas and Electric Co.	2.900%	6/15/50	100	65
Baltimore Gas and Electric Co.	5.400%	6/1/53	200	199
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	118
Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	656
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	106
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	235
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	146
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	135
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	38
Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	169
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	162
Berkshire Hathaway Energy Co.	4.600%	5/1/53	200	173
Black Hills Corp.	3.950%	1/15/26	75	73
Black Hills Corp.	3.150%	1/15/27	75	71
Black Hills Corp.	3.050%	10/15/29	70	63
Black Hills Corp.	4.350%	5/1/33	75	69
Black Hills Corp.	4.200%	9/15/46	50	39
Black Hills Corp.	3.875%	10/15/49	70	51
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	283
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	57
CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	106	105
CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	50	50
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	125	111
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	61
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	127
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	67
CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	145
CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	56	52
CenterPoint Energy Inc.	1.450%	6/1/26	200	185
CenterPoint Energy Inc.	4.250%	11/1/28	21	20
CenterPoint Energy Inc.	2.950%	3/1/30	80	71
CenterPoint Energy Inc.	2.650%	6/1/31	200	169
CenterPoint Energy Inc.	3.700%	9/1/49	50	37
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	96
CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	82
CenterPoint Energy Resources Corp.	5.400%	3/1/33	147	149
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	260
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	40
Cleco Corporate Holdings LLC	3.743%	5/1/26	100	96
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	104
Cleveland Electric Illuminating Co.	5.950%	12/15/36	275	276
CMS Energy Corp.	3.000%	5/15/26	75	72

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CMS Energy Corp.	3.450%	8/15/27	50	47
CMS Energy Corp.	4.875%	3/1/44	75	70
CMS Energy Corp.	4.750%	6/1/50	100	92
Commonwealth Edison Co.	2.550%	6/15/26	223	212
Commonwealth Edison Co.	2.950%	8/15/27	75	70
Commonwealth Edison Co.	2.200%	3/1/30	50	43
Commonwealth Edison Co.	5.900%	3/15/36	150	159
Commonwealth Edison Co.	6.450%	1/15/38	175	192
Commonwealth Edison Co.	4.600%	8/15/43	75	67
Commonwealth Edison Co.	4.700%	1/15/44	175	159
Commonwealth Edison Co.	3.700%	3/1/45	75	59
Commonwealth Edison Co.	3.650%	6/15/46	175	135
Commonwealth Edison Co.	3.750%	8/15/47	100	78
Commonwealth Edison Co.	4.000%	3/1/48	150	122
Commonwealth Edison Co.	4.000%	3/1/49	125	99
Commonwealth Edison Co.	3.000%	3/1/50	200	133
Commonwealth Edison Co.	3.850%	3/15/52	200	155
Connecticut Light and Power Co.	0.750%	12/1/25	500	466
Connecticut Light and Power Co.	3.200%	3/15/27	50	48
Connecticut Light and Power Co.	4.300%	4/15/44	150	130
Connecticut Light and Power Co.	4.000%	4/1/48	160	131
Connecticut Light and Power Co.	5.250%	1/15/53	200	199
Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	600	511
Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	76	77
Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	200	207
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	201
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	287
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	80
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	104
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	176
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	329
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	116
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	59
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	400	327
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	203
Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	200	220
Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	200	213
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	59
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	102
Constellation Energy Generation LLC	5.600%	3/1/28	46	47
Constellation Energy Generation LLC	5.800%	3/1/33	34	35
Constellation Energy Generation LLC	6.125%	1/15/34	200	211
Constellation Energy Generation LLC	6.250%	10/1/39	360	379
Constellation Energy Generation LLC	5.750%	10/1/41	75	75
Constellation Energy Generation LLC	5.600%	6/15/42	155	153
Constellation Energy Generation LLC	6.500%	10/1/53	200	220
Constellation Energy Generation LLC	5.750%	3/15/54	200	200
Consumers Energy Co.	3.800%	11/15/28	75	72
Consumers Energy Co.	3.600%	8/15/32	19	17
Consumers Energy Co.	4.625%	5/15/33	200	195
Consumers Energy Co.	3.950%	5/15/43	75	63
Consumers Energy Co.	3.250%	8/15/46	50	37
Consumers Energy Co.	3.950%	7/15/47	50	41
Consumers Energy Co.	4.050%	5/15/48	125	105
Consumers Energy Co.	4.350%	4/15/49	80	70
Consumers Energy Co.	3.100%	8/15/50	80	56
Consumers Energy Co.	3.500%	8/1/51	400	307
Consumers Energy Co.	4.200%	9/1/52	84	71

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consumers Energy Co.	2.500%	5/1/60	59	34
Delmarva Power & Light Co.	4.150%	5/15/45	100	81
Dominion Energy Inc.	3.900%	10/1/25	125	122
Dominion Energy Inc.	1.450%	4/15/26	200	185
Dominion Energy Inc.	2.850%	8/15/26	379	358
Dominion Energy Inc.	4.250%	6/1/28	125	121
Dominion Energy Inc.	3.375%	4/1/30	125	114
Dominion Energy Inc.	2.250%	8/15/31	250	205
Dominion Energy Inc.	4.350%	8/15/32	56	53
Dominion Energy Inc.	5.375%	11/15/32	200	201
Dominion Energy Inc.	6.300%	3/15/33	75	79
Dominion Energy Inc.	5.950%	6/15/35	225	232
Dominion Energy Inc.	4.900%	8/1/41	280	254
Dominion Energy Inc.	4.050%	9/15/42	300	242
Dominion Energy South Carolina Inc.	2.300%	12/1/31	100	83
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	55
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	133
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	75
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	67
DTE Electric Co.	4.850%	12/1/26	100	100
DTE Electric Co.	2.250%	3/1/30	450	390
DTE Electric Co.	2.625%	3/1/31	100	87
DTE Electric Co.	3.000%	3/1/32	250	218
DTE Electric Co.	5.200%	3/1/34	100	101
DTE Electric Co.	4.000%	4/1/43	225	188
DTE Electric Co.	3.700%	6/1/46	50	39
DTE Electric Co.	3.750%	8/15/47	100	78
DTE Electric Co.	3.950%	3/1/49	128	104
DTE Electric Co.	2.950%	3/1/50	150	101
DTE Electric Co.	3.650%	3/1/52	250	189
DTE Energy Co.	1.050%	6/1/25	500	475
DTE Energy Co.	2.850%	10/1/26	300	284
DTE Energy Co.	4.875%	6/1/28	200	198
DTE Energy Co.	5.100%	3/1/29	200	199
DTE Energy Co.	3.400%	6/15/29	94	86
DTE Energy Co.	2.950%	3/1/30	60	53
Duke Energy Carolinas LLC	2.950%	12/1/26	100	95
Duke Energy Carolinas LLC	3.950%	11/15/28	125	121
Duke Energy Carolinas LLC	6.000%	12/1/28	125	132
Duke Energy Carolinas LLC	2.450%	8/15/29	200	177
Duke Energy Carolinas LLC	2.450%	2/1/30	100	88
Duke Energy Carolinas LLC	2.550%	4/15/31	200	173
Duke Energy Carolinas LLC	4.950%	1/15/33	175	174
Duke Energy Carolinas LLC	4.850%	1/15/34	200	197
Duke Energy Carolinas LLC	6.100%	6/1/37	100	105
Duke Energy Carolinas LLC	6.000%	1/15/38	25	27
Duke Energy Carolinas LLC	6.050%	4/15/38	25	27
Duke Energy Carolinas LLC	5.300%	2/15/40	150	148
Duke Energy Carolinas LLC	4.000%	9/30/42	175	146
Duke Energy Carolinas LLC	3.875%	3/15/46	100	79
Duke Energy Carolinas LLC	3.700%	12/1/47	100	76
Duke Energy Carolinas LLC	3.200%	8/15/49	400	279
Duke Energy Carolinas LLC	3.550%	3/15/52	200	146
Duke Energy Carolinas LLC	5.350%	1/15/53	160	158
Duke Energy Carolinas LLC	5.400%	1/15/54	100	99
Duke Energy Corp.	2.650%	9/1/26	80	76
Duke Energy Corp.	3.150%	8/15/27	140	132
Duke Energy Corp.	4.300%	3/15/28	200	195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	2.450%	6/1/30	100	86
	Duke Energy Corp.	2.550%	6/15/31	200	169
	Duke Energy Corp.	5.750%	9/15/33	100	103
	Duke Energy Corp.	4.800%	12/15/45	125	111
	Duke Energy Corp.	3.750%	9/1/46	280	212
	Duke Energy Corp.	4.200%	6/15/49	115	92
	Duke Energy Corp.	3.500%	6/15/51	140	98
	Duke Energy Corp.	5.000%	8/15/52	250	227
	Duke Energy Corp.	6.100%	9/15/53	150	159
	Duke Energy Corp.	3.250%	1/15/82	200	178
	Duke Energy Florida LLC	3.800%	7/15/28	100	96
	Duke Energy Florida LLC	2.500%	12/1/29	425	377
	Duke Energy Florida LLC	1.750%	6/15/30	100	83
	Duke Energy Florida LLC	2.400%	12/15/31	200	168
	Duke Energy Florida LLC	5.875%	11/15/33	100	106
	Duke Energy Florida LLC	6.350%	9/15/37	225	243
	Duke Energy Florida LLC	6.400%	6/15/38	200	218
	Duke Energy Florida LLC	3.850%	11/15/42	200	163
	Duke Energy Florida LLC	3.400%	10/1/46	100	73
	Duke Energy Florida LLC	4.200%	7/15/48	200	166
	Duke Energy Florida LLC	6.200%	11/15/53	150	165
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	79	73
	Duke Energy Indiana LLC	5.250%	3/1/34	100	101
	Duke Energy Indiana LLC	6.350%	8/15/38	740	803
	Duke Energy Indiana LLC	3.750%	5/15/46	225	176
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	85
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	19
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	100
	Duke Energy Progress LLC	3.700%	9/1/28	175	167
	Duke Energy Progress LLC	3.450%	3/15/29	125	118
	Duke Energy Progress LLC	2.000%	8/15/31	200	163
	Duke Energy Progress LLC	5.250%	3/15/33	200	202
	Duke Energy Progress LLC	5.100%	3/15/34	100	100
	Duke Energy Progress LLC	4.375%	3/30/44	300	257
	Duke Energy Progress LLC	4.150%	12/1/44	100	83
	Duke Energy Progress LLC	3.700%	10/15/46	50	38
	Duke Energy Progress LLC	3.600%	9/15/47	100	75
	Duke Energy Progress LLC	2.900%	8/15/51	434	281
	Duke Energy Progress LLC	5.350%	3/15/53	200	195
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/30	70	64
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	100	80
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/43	100	75
	Edison International	5.750%	6/15/27	25	25
	El Paso Electric Co.	6.000%	5/15/35	250	252
	El Paso Electric Co.	5.000%	12/1/44	75	65
	Emera US Finance LP	3.550%	6/15/26	150	144
	Emera US Finance LP	4.750%	6/15/46	245	202
	Enel Chile SA	4.875%	6/12/28	125	122
	Entergy Arkansas LLC	3.500%	4/1/26	50	49
	Entergy Arkansas LLC	2.650%	6/15/51	500	305
	Entergy Corp.	2.950%	9/1/26	200	190
	Entergy Corp.	2.800%	6/15/30	100	88
	Entergy Corp.	3.750%	6/15/50	300	220
	Entergy Louisiana LLC	2.400%	10/1/26	75	70
	Entergy Louisiana LLC	3.120%	9/1/27	100	94

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Entergy Louisiana LLC	3.050%	6/1/31	100	88
Entergy Louisiana LLC	4.000%	3/15/33	150	138
Entergy Louisiana LLC	5.350%	3/15/34	100	100
Entergy Louisiana LLC	4.950%	1/15/45	150	139
Entergy Louisiana LLC	4.200%	9/1/48	167	136
Entergy Louisiana LLC	4.200%	4/1/50	100	82
Entergy Louisiana LLC	2.900%	3/15/51	121	77
Entergy Louisiana LLC	5.700%	3/15/54	100	102
Entergy Mississippi LLC	2.850%	6/1/28	125	115
Entergy Texas Inc.	1.750%	3/15/31	500	403
Essential Utilities Inc.	3.566%	5/1/29	75	70
Essential Utilities Inc.	2.704%	4/15/30	100	86
Essential Utilities Inc.	4.276%	5/1/49	85	69
Essential Utilities Inc.	3.351%	4/15/50	200	140
Evergy Inc.	2.900%	9/15/29	150	134
Evergy Kansas Central Inc.	2.550%	7/1/26	150	142
Evergy Kansas Central Inc.	3.100%	4/1/27	100	95
Evergy Kansas Central Inc.	4.125%	3/1/42	200	168
Evergy Kansas Central Inc.	4.100%	4/1/43	100	83
Evergy Kansas Central Inc.	4.250%	12/1/45	25	21
Evergy Kansas Central Inc.	3.250%	9/1/49	100	69
Evergy Metro Inc.	2.250%	6/1/30	100	85
Evergy Metro Inc.	5.300%	10/1/41	100	96
Evergy Metro Inc.	4.200%	6/15/47	100	81
Eversource Energy	3.300%	1/15/28	100	93
Eversource Energy	4.250%	4/1/29	200	192
Eversource Energy	3.375%	3/1/32	119	104
Eversource Energy	3.450%	1/15/50	200	139
Exelon Corp.	3.950%	6/15/25	200	196
Exelon Corp.	3.400%	4/15/26	200	193
Exelon Corp.	2.750%	3/15/27	250	234
Exelon Corp.	5.150%	3/15/28	200	201
Exelon Corp.	5.150%	3/15/29	100	100
Exelon Corp.	4.050%	4/15/30	250	236
Exelon Corp.	5.300%	3/15/33	159	159
Exelon Corp.	5.450%	3/15/34	100	101
Exelon Corp.	4.950%	6/15/35	225	213
Exelon Corp.	5.625%	6/15/35	20	20
Exelon Corp.	5.100%	6/15/45	145	134
Exelon Corp.	4.450%	4/15/46	175	150
Exelon Corp.	4.100%	3/15/52	250	199
Exelon Corp.	5.600%	3/15/53	300	300
Florida Power & Light Co.	2.850%	4/1/25	300	293
Florida Power & Light Co.	4.450%	5/15/26	200	198
Florida Power & Light Co.	3.300%	5/30/27	50	47
Florida Power & Light Co.	4.400%	5/15/28	200	198
Florida Power & Light Co.	4.625%	5/15/30	200	198
Florida Power & Light Co.	2.450%	2/3/32	200	169
Florida Power & Light Co.	5.100%	4/1/33	200	202
Florida Power & Light Co.	4.800%	5/15/33	200	197
Florida Power & Light Co.	5.625%	4/1/34	25	27
Florida Power & Light Co.	5.960%	4/1/39	375	408
Florida Power & Light Co.	4.125%	2/1/42	170	147
Florida Power & Light Co.	4.050%	6/1/42	125	108
Florida Power & Light Co.	3.800%	12/15/42	75	62
Florida Power & Light Co.	3.700%	12/1/47	150	118
Florida Power & Light Co.	3.950%	3/1/48	325	266
Florida Power & Light Co.	3.150%	10/1/49	555	391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	2.875%	12/4/51	500	329
	Fortis Inc.	3.055%	10/4/26	295	279
	Georgia Power Co.	3.250%	4/1/26	100	96
	Georgia Power Co.	5.004%	2/23/27	75	75
	Georgia Power Co.	4.650%	5/16/28	200	198
	Georgia Power Co.	4.950%	5/17/33	200	197
	Georgia Power Co.	5.250%	3/15/34	250	252
	Georgia Power Co.	4.750%	9/1/40	175	162
	Georgia Power Co.	4.300%	3/15/43	100	86
	Georgia Power Co.	5.125%	5/15/52	250	242
	Iberdrola International BV	6.750%	7/15/36	75	85
	Idaho Power Co.	5.800%	4/1/54	200	205
	Indiana Michigan Power Co.	3.850%	5/15/28	250	239
	Indiana Michigan Power Co.	3.750%	7/1/47	150	113
	Indiana Michigan Power Co.	4.250%	8/15/48	100	82
	Indiana Michigan Power Co.	5.625%	4/1/53	100	101
	Interstate Power and Light Co.	4.100%	9/26/28	125	120
	Interstate Power and Light Co.	3.600%	4/1/29	60	56
	Interstate Power and Light Co.	2.300%	6/1/30	100	85
	Interstate Power and Light Co.	6.250%	7/15/39	50	52
	Interstate Power and Light Co.	3.700%	9/15/46	75	57
[5]	IPALCO Enterprises Inc.	5.750%	4/1/34	100	100
	ITC Holdings Corp.	3.350%	11/15/27	100	94
	ITC Holdings Corp.	5.300%	7/1/43	200	189
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	60	56
	Kentucky Utilities Co.	5.125%	11/1/40	125	120
	Kentucky Utilities Co.	4.375%	10/1/45	100	86
	Kentucky Utilities Co.	3.300%	6/1/50	200	140
	Louisville Gas and Electric Co.	3.300%	10/1/25	75	73
	Louisville Gas and Electric Co.	4.250%	4/1/49	170	142
	MidAmerican Energy Co.	3.100%	5/1/27	150	143
	MidAmerican Energy Co.	3.650%	4/15/29	200	190
	MidAmerican Energy Co.	6.750%	12/30/31	125	141
	MidAmerican Energy Co.	5.350%	1/15/34	75	77
	MidAmerican Energy Co.	5.750%	11/1/35	125	131
	MidAmerican Energy Co.	4.800%	9/15/43	100	94
	MidAmerican Energy Co.	3.950%	8/1/47	100	80
	MidAmerican Energy Co.	3.650%	8/1/48	125	96
	MidAmerican Energy Co.	4.250%	7/15/49	200	170
	MidAmerican Energy Co.	5.850%	9/15/54	300	320
	MidAmerican Energy Co.	5.300%	2/1/55	125	124
	Mississippi Power Co.	4.250%	3/15/42	100	85
	National Fuel Gas Co.	5.500%	1/15/26	50	50
	National Fuel Gas Co.	4.750%	9/1/28	50	49
	National Fuel Gas Co.	2.950%	3/1/31	100	84
	National Grid plc	5.809%	6/12/33	200	205
	National Grid plc	5.418%	1/11/34	150	149
	National Grid USA	5.803%	4/1/35	50	50
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	100	92
	National Rural Utilities Cooperative Finance Corp.	4.800%	2/5/27	200	200
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	142
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	96
	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	75	75

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	100	95
National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	87
National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	75	74
National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	78
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	188
National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	53	49
National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	73
National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	200	170
National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	85
Nevada Power Co.	3.700%	5/1/29	200	190
Nevada Power Co.	2.400%	5/1/30	75	65
Nevada Power Co.	6.750%	7/1/37	75	84
Nevada Power Co.	3.125%	8/1/50	150	100
Nevada Power Co.	6.000%	3/15/54	100	106
NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	150	148
NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	350	352
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	239
NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	232	229
NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	222	221
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	300	266
NextEra Energy Capital Holdings Inc.	4.900%	3/15/29	150	149
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	93
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	89
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	426
NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	179	178
NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	64	63
NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	200	200
NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	204	194
NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	150	149
NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	200	201
NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	115
NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	96
NiSource Inc.	0.950%	8/15/25	223	210
NiSource Inc.	3.490%	5/15/27	250	238
NiSource Inc.	5.250%	3/30/28	200	201
NiSource Inc.	2.950%	9/1/29	200	181
NiSource Inc.	3.600%	5/1/30	200	184
NiSource Inc.	1.700%	2/15/31	300	240
NiSource Inc.	5.350%	4/1/34	200	199
NiSource Inc.	5.950%	6/15/41	77	79
NiSource Inc.	4.800%	2/15/44	125	112
NiSource Inc.	5.650%	2/1/45	100	98
NiSource Inc.	4.375%	5/15/47	250	209
NiSource Inc.	3.950%	3/30/48	200	156
NiSource Inc.	5.000%	6/15/52	63	58
Northern States Power Co.	6.250%	6/1/36	75	81
Northern States Power Co.	6.200%	7/1/37	50	54
Northern States Power Co.	5.350%	11/1/39	175	174
Northern States Power Co.	3.400%	8/15/42	105	81
Northern States Power Co.	4.000%	8/15/45	50	40

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Northern States Power Co.	2.900%	3/1/50	250	167
Northern States Power Co.	2.600%	6/1/51	100	61
Northern States Power Co.	5.100%	5/15/53	200	193
Northern States Power Co.	5.400%	3/15/54	200	201
NSTAR Electric Co.	3.200%	5/15/27	125	119
NSTAR Electric Co.	3.250%	5/15/29	50	47
NSTAR Electric Co.	5.500%	3/15/40	75	76
NSTAR Electric Co.	4.950%	9/15/52	74	69
Oglethorpe Power Corp.	5.950%	11/1/39	50	50
Oglethorpe Power Corp.	5.375%	11/1/40	175	167
Oglethorpe Power Corp.	3.750%	8/1/50	250	181
Ohio Edison Co.	6.875%	7/15/36	100	112
Ohio Power Co.	4.150%	4/1/48	100	80
Ohio Power Co.	4.000%	6/1/49	240	189
Ohio Power Co.	2.900%	10/1/51	125	81
Oklahoma Gas and Electric Co.	3.800%	8/15/28	75	72
Oklahoma Gas and Electric Co.	3.250%	4/1/30	100	91
Oklahoma Gas and Electric Co.	5.400%	1/15/33	80	82
Oklahoma Gas and Electric Co.	4.150%	4/1/47	50	40
Oklahoma Gas and Electric Co.	3.850%	8/15/47	75	58
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	73
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	47
Oncor Electric Delivery Co. LLC	2.750%	5/15/30	200	177
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	57
Oncor Electric Delivery Co. LLC	5.650%	11/15/33	200	208
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	150
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	124
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	69
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	37
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	80
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	39
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	158
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	250	173
Oncor Electric Delivery Co. LLC	2.700%	11/15/51	250	157
Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	62
ONE Gas Inc.	2.000%	5/15/30	100	85
ONE Gas Inc.	4.658%	2/1/44	125	113
ONE Gas Inc.	4.500%	11/1/48	75	66
Pacific Gas and Electric Co.	3.450%	7/1/25	200	195
Pacific Gas and Electric Co.	3.150%	1/1/26	300	288
Pacific Gas and Electric Co.	3.300%	12/1/27	800	743
Pacific Gas and Electric Co.	3.000%	6/15/28	200	183
Pacific Gas and Electric Co.	3.750%	7/1/28	300	281
Pacific Gas and Electric Co.	6.100%	1/15/29	100	103
Pacific Gas and Electric Co.	5.550%	5/15/29	200	202
Pacific Gas and Electric Co.	4.550%	7/1/30	700	665
Pacific Gas and Electric Co.	4.400%	3/1/32	81	75
Pacific Gas and Electric Co.	6.150%	1/15/33	200	206
Pacific Gas and Electric Co.	6.400%	6/15/33	46	48
Pacific Gas and Electric Co.	6.950%	3/15/34	150	164
Pacific Gas and Electric Co.	5.800%	5/15/34	200	202
Pacific Gas and Electric Co.	4.500%	7/1/40	500	426
Pacific Gas and Electric Co.	4.750%	2/15/44	500	421
Pacific Gas and Electric Co.	4.300%	3/15/45	200	158
Pacific Gas and Electric Co.	4.950%	7/1/50	575	495
Pacific Gas and Electric Co.	3.500%	8/1/50	500	342
Pacific Gas and Electric Co.	6.750%	1/15/53	300	327
Pacific Gas and Electric Co.	6.700%	4/1/53	200	217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PacifiCorp	3.500%	6/15/29	100	93
	PacifiCorp	2.700%	9/15/30	50	43
	PacifiCorp	5.300%	2/15/31	48	48
	PacifiCorp	7.700%	11/15/31	250	289
	PacifiCorp	5.450%	2/15/34	200	201
	PacifiCorp	5.250%	6/15/35	56	55
	PacifiCorp	6.100%	8/1/36	100	104
	PacifiCorp	6.250%	10/15/37	125	132
	PacifiCorp	6.350%	7/15/38	75	80
	PacifiCorp	6.000%	1/15/39	116	120
	PacifiCorp	4.100%	2/1/42	56	45
	PacifiCorp	4.125%	1/15/49	100	79
	PacifiCorp	4.150%	2/15/50	200	157
	PacifiCorp	3.300%	3/15/51	100	67
	PacifiCorp	5.350%	12/1/53	200	186
	PacifiCorp	5.500%	5/15/54	200	192
	PacifiCorp	5.800%	1/15/55	250	246
	PECO Energy Co.	4.900%	6/15/33	400	400
	PECO Energy Co.	3.900%	3/1/48	75	61
	PECO Energy Co.	2.800%	6/15/50	200	130
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	100	79
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	100	72
	PG&E Recovery Funding LLC	5.256%	1/15/40	280	283
	PG&E Recovery Funding LLC	5.536%	7/15/49	90	94
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/32	124	118
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/33	44	43
[2]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/38	100	94
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/39	75	74
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/43	75	75
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	250	225
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	200	199
[2]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/53	100	93
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	75	74
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	102
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	75	76
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	44
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	54
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	200	135
	Pinnacle West Capital Corp.	1.300%	6/15/25	200	190
	Potomac Electric Power Co.	5.200%	3/15/34	50	51
	Potomac Electric Power Co.	6.500%	11/15/37	250	278
	Potomac Electric Power Co.	4.150%	3/15/43	150	128
	Potomac Electric Power Co.	5.500%	3/15/54	50	51
	PPL Capital Funding Inc.	3.100%	5/15/26	100	96
	PPL Electric Utilities Corp.	5.000%	5/15/33	200	199
	PPL Electric Utilities Corp.	4.850%	2/15/34	147	145
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	108
	PPL Electric Utilities Corp.	4.125%	6/15/44	50	43
	PPL Electric Utilities Corp.	4.150%	10/1/45	155	131
	PPL Electric Utilities Corp.	3.950%	6/1/47	75	61
	PPL Electric Utilities Corp.	5.250%	5/15/53	200	198
	Progress Energy Inc.	7.000%	10/30/31	119	132
	Progress Energy Inc.	6.000%	12/1/39	125	127
	Public Service Co. of Colorado	3.700%	6/15/28	75	72
	Public Service Co. of Colorado	1.900%	1/15/31	100	82
	Public Service Co. of Colorado	1.875%	6/15/31	200	162
	Public Service Co. of Colorado	4.100%	6/1/32	50	47
	Public Service Co. of Colorado	3.600%	9/15/42	175	135

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Public Service Co. of Colorado	4.100%	6/15/48	75	59
Public Service Co. of Colorado	2.700%	1/15/51	100	60
Public Service Co. of Colorado	5.250%	4/1/53	200	189
Public Service Co. of New Hampshire	3.600%	7/1/49	75	58
Public Service Co. of New Hampshire	5.150%	1/15/53	54	53
Public Service Co. of Oklahoma	5.250%	1/15/33	85	84
Public Service Electric and Gas Co.	3.000%	5/15/25	80	78
Public Service Electric and Gas Co.	2.250%	9/15/26	250	235
Public Service Electric and Gas Co.	3.000%	5/15/27	75	71
Public Service Electric and Gas Co.	3.200%	5/15/29	70	65
Public Service Electric and Gas Co.	2.450%	1/15/30	50	44
Public Service Electric and Gas Co.	5.200%	3/1/34	100	101
Public Service Electric and Gas Co.	3.800%	3/1/46	250	200
Public Service Electric and Gas Co.	3.850%	5/1/49	200	161
Public Service Electric and Gas Co.	3.150%	1/1/50	200	142
Public Service Electric and Gas Co.	2.050%	8/1/50	500	283
Public Service Electric and Gas Co.	5.450%	3/1/54	150	154
Public Service Enterprise Group Inc.	5.875%	10/15/28	100	103
Public Service Enterprise Group Inc.	5.200%	4/1/29	200	200
Public Service Enterprise Group Inc.	1.600%	8/15/30	500	404
Public Service Enterprise Group Inc.	5.450%	4/1/34	100	100
Puget Energy Inc.	3.650%	5/15/25	400	390
Puget Energy Inc.	4.100%	6/15/30	100	91
Puget Sound Energy Inc.	6.274%	3/15/37	125	134
Puget Sound Energy Inc.	5.757%	10/1/39	125	127
Puget Sound Energy Inc.	4.300%	5/20/45	100	84
Puget Sound Energy Inc.	4.223%	6/15/48	125	103
Puget Sound Energy Inc.	3.250%	9/15/49	90	62
San Diego Gas & Electric Co.	2.500%	5/15/26	250	238
San Diego Gas & Electric Co.	1.700%	10/1/30	500	412
San Diego Gas & Electric Co.	3.000%	3/15/32	100	87
San Diego Gas & Electric Co.	4.500%	8/15/40	100	90
San Diego Gas & Electric Co.	3.750%	6/1/47	75	58
San Diego Gas & Electric Co.	4.150%	5/15/48	75	63
San Diego Gas & Electric Co.	3.320%	4/15/50	100	71
San Diego Gas & Electric Co.	3.700%	3/15/52	100	75
San Diego Gas & Electric Co.	5.350%	4/1/53	200	197
San Diego Gas & Electric Co.	5.550%	4/15/54	250	253
SCE Recovery Funding LLC	4.697%	6/15/42	72	70
SCE Recovery Funding LLC	2.943%	11/15/44	50	39
SCE Recovery Funding LLC	3.240%	11/15/48	50	37
SCE Recovery Funding LLC	5.112%	12/14/49	50	49
Sempra	3.300%	4/1/25	200	196
Sempra	3.250%	6/15/27	150	141
Sempra	3.400%	2/1/28	200	189
Sempra	3.800%	2/1/38	200	166
Sempra	6.000%	10/15/39	150	153
Sempra	4.000%	2/1/48	175	137
Sempra	4.125%	4/1/52	200	184
Sempra	6.875%	10/1/54	200	202
Sierra Pacific Power Co.	2.600%	5/1/26	100	95
Southern California Edison Co.	3.700%	8/1/25	150	147
Southern California Edison Co.	5.350%	3/1/26	200	200
Southern California Edison Co.	3.650%	3/1/28	100	95
Southern California Edison Co.	5.300%	3/1/28	200	202
Southern California Edison Co.	4.200%	3/1/29	75	72
Southern California Edison Co.	6.650%	4/1/29	75	79
Southern California Edison Co.	5.150%	6/1/29	200	201

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern California Edison Co.	2.850%	8/1/29	275	248
Southern California Edison Co.	2.250%	6/1/30	300	255
Southern California Edison Co.	2.500%	6/1/31	200	169
Southern California Edison Co.	2.750%	2/1/32	130	110
Southern California Edison Co.	5.200%	6/1/34	200	198
Southern California Edison Co.	5.750%	4/1/35	75	77
Southern California Edison Co.	5.350%	7/15/35	200	200
Southern California Edison Co.	5.625%	2/1/36	125	126
Southern California Edison Co.	5.500%	3/15/40	100	99
Southern California Edison Co.	4.500%	9/1/40	275	243
Southern California Edison Co.	4.050%	3/15/42	208	171
Southern California Edison Co.	3.900%	3/15/43	100	80
Southern California Edison Co.	4.000%	4/1/47	335	265
Southern California Edison Co.	4.125%	3/1/48	350	283
Southern California Edison Co.	4.875%	3/1/49	100	90
Southern California Edison Co.	3.650%	6/1/51	200	147
Southern California Edison Co.	3.450%	2/1/52	200	141
Southern California Gas Co.	2.600%	6/15/26	405	384
Southern California Gas Co.	2.950%	4/15/27	200	189
Southern California Gas Co.	2.550%	2/1/30	150	132
Southern California Gas Co.	3.750%	9/15/42	75	60
Southern California Gas Co.	4.125%	6/1/48	75	61
Southern California Gas Co.	3.950%	2/15/50	70	55
Southern California Gas Co.	5.750%	6/1/53	100	102
Southern California Gas Co.	5.600%	4/1/54	50	50
Southern Co.	3.250%	7/1/26	350	336
Southern Co.	5.113%	8/1/27	200	200
Southern Co.	1.750%	3/15/28	300	265
Southern Co.	4.850%	6/15/28	200	199
Southern Co.	5.500%	3/15/29	150	153
Southern Co.	5.700%	10/15/32	90	93
Southern Co.	5.200%	6/15/33	200	200
Southern Co.	5.700%	3/15/34	50	52
Southern Co.	4.250%	7/1/36	200	178
Southern Co.	4.400%	7/1/46	360	311
Southern Co.	4.000%	1/15/51	300	289
Southern Co.	3.750%	9/15/51	200	187
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	72
Southern Co. Gas Capital Corp.	1.750%	1/15/31	89	72
Southern Co. Gas Capital Corp.	5.150%	9/15/32	90	90
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	76
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	42
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	77
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	83
Southern Power Co.	4.150%	12/1/25	100	98
Southern Power Co.	5.150%	9/15/41	100	93
Southern Power Co.	5.250%	7/15/43	50	47
Southern Power Co.	4.950%	12/15/46	75	67
Southwest Gas Corp.	3.700%	4/1/28	50	48
Southwest Gas Corp.	4.050%	3/15/32	200	183
Southwest Gas Corp.	3.800%	9/29/46	75	56
Southwest Gas Corp.	4.150%	6/1/49	25	19
Southwestern Electric Power Co.	2.750%	10/1/26	445	417
Southwestern Electric Power Co.	4.100%	9/15/28	100	96
Southwestern Electric Power Co.	6.200%	3/15/40	75	79
Southwestern Electric Power Co.	3.900%	4/1/45	100	76
Southwestern Electric Power Co.	3.850%	2/1/48	325	239
Southwestern Electric Power Co.	3.250%	11/1/51	200	132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Public Service Co.	4.500%	8/15/41	100	85
	Southwestern Public Service Co.	3.400%	8/15/46	275	193
	Southwestern Public Service Co.	3.700%	8/15/47	75	54
	Southwestern Public Service Co.	4.400%	11/15/48	275	224
	Southwestern Public Service Co.	3.750%	6/15/49	75	55
	Southwestern Public Service Co.	3.150%	5/1/50	100	66
	Tampa Electric Co.	4.100%	6/15/42	50	42
	Tampa Electric Co.	4.350%	5/15/44	50	42
	Tampa Electric Co.	4.300%	6/15/48	75	62
	Tampa Electric Co.	4.450%	6/15/49	125	107
	Tampa Electric Co.	3.625%	6/15/50	50	37
	Tampa Electric Co.	5.000%	7/15/52	100	92
	Toledo Edison Co.	6.150%	5/15/37	75	79
	Tucson Electric Power Co.	5.500%	4/15/53	66	65
	Union Electric Co.	2.950%	6/15/27	72	68
	Union Electric Co.	2.950%	3/15/30	350	312
	Union Electric Co.	2.150%	3/15/32	200	162
	Union Electric Co.	8.450%	3/15/39	150	193
	Union Electric Co.	3.650%	4/15/45	125	96
	Union Electric Co.	4.000%	4/1/48	275	221
	Union Electric Co.	3.250%	10/1/49	225	157
	Union Electric Co.	3.900%	4/1/52	100	79
	Virginia Electric and Power Co.	2.950%	11/15/26	276	262
	Virginia Electric and Power Co.	3.500%	3/15/27	250	240
	Virginia Electric and Power Co.	3.800%	4/1/28	150	144
	Virginia Electric and Power Co.	2.875%	7/15/29	275	250
	Virginia Electric and Power Co.	2.300%	11/15/31	200	166
	Virginia Electric and Power Co.	2.400%	3/30/32	200	166
	Virginia Electric and Power Co.	5.000%	4/1/33	200	197
	Virginia Electric and Power Co.	6.000%	1/15/36	125	132
	Virginia Electric and Power Co.	6.000%	5/15/37	150	157
	Virginia Electric and Power Co.	6.350%	11/30/37	50	54
	Virginia Electric and Power Co.	4.000%	1/15/43	90	75
	Virginia Electric and Power Co.	4.450%	2/15/44	475	414
	Virginia Electric and Power Co.	4.200%	5/15/45	75	63
	Virginia Electric and Power Co.	4.000%	11/15/46	100	80
	Virginia Electric and Power Co.	3.800%	9/15/47	100	77
	Virginia Electric and Power Co.	4.600%	12/1/48	175	153
	Virginia Electric and Power Co.	3.300%	12/1/49	98	69
	Virginia Electric and Power Co.	2.450%	12/15/50	160	94
	Virginia Electric and Power Co.	2.950%	11/15/51	200	130
	Virginia Electric and Power Co.	4.625%	5/15/52	250	218
	Virginia Electric and Power Co.	5.450%	4/1/53	200	199
[2]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	25	25
[2]	Virginia Power Fuel Securitization LLC	4.877%	5/1/33	150	150
	Washington Gas Light Co.	3.796%	9/15/46	100	75
	Washington Gas Light Co.	3.650%	9/15/49	30	22
	WEC Energy Group Inc.	3.550%	6/15/25	48	47
	WEC Energy Group Inc.	1.375%	10/15/27	500	440
	WEC Energy Group Inc.	4.750%	1/15/28	250	249
	WEC Energy Group Inc.	2.200%	12/15/28	200	177
	Wisconsin Electric Power Co.	4.750%	9/30/32	90	89
	Wisconsin Electric Power Co.	4.300%	10/15/48	100	85
	Wisconsin Power and Light Co.	5.375%	3/30/34	50	50
	Wisconsin Power and Light Co.	6.375%	8/15/37	100	107
	Wisconsin Power and Light Co.	3.650%	4/1/50	50	37
	Wisconsin Public Service Corp.	3.300%	9/1/49	125	88
	Xcel Energy Inc.	3.300%	6/1/25	325	316

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Xcel Energy Inc.	3.350%	12/1/26	75	71
Xcel Energy Inc.	1.750%	3/15/27	200	180
Xcel Energy Inc.	4.000%	6/15/28	75	72
Xcel Energy Inc.	2.600%	12/1/29	200	174
Xcel Energy Inc.	3.400%	6/1/30	250	223
Xcel Energy Inc.	4.600%	6/1/32	200	188
Xcel Energy Inc.	5.500%	3/15/34	200	199
Xcel Energy Inc.	3.500%	12/1/49	100	69
				106,588
Total Corporate Bonds (Cost $1,284,745)				1,166,354
Sovereign Bonds (3.5%)
African Development Bank	0.875%	3/23/26	600	557
African Development Bank	0.875%	7/22/26	400	367
African Development Bank	4.625%	1/4/27	300	300
African Development Bank	4.125%	2/25/27	600	593
African Development Bank	4.375%	11/3/27	500	498
African Development Bank	4.375%	3/14/28	375	374
African Development Bank	5.750%	Perpetual	200	195
Asian Development Bank	0.625%	4/29/25	700	668
Asian Development Bank	2.875%	5/6/25	405	396
Asian Development Bank	4.625%	6/13/25	250	249
Asian Development Bank	0.375%	9/3/25	1,000	938
Asian Development Bank	4.250%	1/9/26	800	793
Asian Development Bank	0.500%	2/4/26	850	787
Asian Development Bank	2.000%	4/24/26	100	95
Asian Development Bank	2.625%	1/12/27	200	190
Asian Development Bank	4.125%	1/12/27	500	495
Asian Development Bank	1.500%	1/20/27	1,125	1,036
Asian Development Bank	2.375%	8/10/27	275	257
Asian Development Bank	6.220%	8/15/27	100	105
Asian Development Bank	3.125%	8/20/27	725	694
Asian Development Bank	2.500%	11/2/27	673	630
Asian Development Bank	3.750%	4/25/28	525	512
Asian Development Bank	1.250%	6/9/28	210	185
Asian Development Bank	5.820%	6/16/28	148	155
Asian Development Bank	4.500%	8/25/28	625	628
Asian Development Bank	3.125%	9/26/28	130	124
Asian Development Bank	4.375%	3/6/29	500	501
Asian Development Bank	1.750%	9/19/29	200	175
Asian Development Bank	1.875%	1/24/30	200	174
Asian Development Bank	0.750%	10/8/30	500	399
Asian Development Bank	1.500%	3/4/31	500	416
Asian Development Bank	3.125%	4/27/32	400	367
Asian Development Bank	3.875%	9/28/32	225	217
Asian Development Bank	4.000%	1/12/33	380	370
Asian Development Bank	3.875%	6/14/33	425	409
Asian Development Bank	4.125%	1/12/34	500	491
Asian Infrastructure Investment Bank	0.500%	5/28/25	400	379
Asian Infrastructure Investment Bank	3.375%	6/29/25	200	196
Asian Infrastructure Investment Bank	0.500%	1/27/26	600	555
Asian Infrastructure Investment Bank	4.875%	9/14/26	300	302
Asian Infrastructure Investment Bank	4.000%	1/18/28	450	442
Asian Infrastructure Investment Bank	4.125%	1/18/29	300	297
Asian Infrastructure Investment Bank	4.250%	3/13/34	150	148
Canada	2.875%	4/28/25	520	508
Canada	0.750%	5/19/26	800	737
Canada	3.750%	4/26/28	525	512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corp. Andina de Fomento	5.250%	11/21/25	620	618
	Corp. Andina de Fomento	4.750%	4/1/26	130	128
	Corp. Andina de Fomento	2.250%	2/8/27	210	194
	Corp. Andina de Fomento	6.000%	4/26/27	200	205
	Council of Europe Development Bank	3.000%	6/16/25	120	117
	Council of Europe Development Bank	3.750%	5/25/26	250	245
	Council of Europe Development Bank	0.875%	9/22/26	200	183
	Council of Europe Development Bank	3.625%	1/26/28	280	272
	Council of Europe Development Bank	4.125%	1/24/29	100	99
	European Bank for Reconstruction & Development	0.500%	5/19/25	100	95
	European Bank for Reconstruction & Development	0.500%	11/25/25	500	466
	European Bank for Reconstruction & Development	0.500%	1/28/26	500	463
	European Bank for Reconstruction & Development	4.375%	3/9/28	400	399
	European Bank for Reconstruction & Development	4.125%	1/25/29	800	792
	European Bank for Reconstruction & Development	4.250%	3/13/34	200	198
	European Investment Bank	0.625%	7/25/25	1,600	1,513
	European Investment Bank	2.750%	8/15/25	800	777
	European Investment Bank	0.375%	12/15/25	2,000	1,856
	European Investment Bank	0.375%	3/26/26	1,000	919
	European Investment Bank	0.750%	10/26/26	450	409
	European Investment Bank	1.375%	3/15/27	600	549
	European Investment Bank	4.375%	3/19/27	725	722
	European Investment Bank	2.375%	5/24/27	225	211
	European Investment Bank	0.625%	10/21/27	500	438
	European Investment Bank	3.250%	11/15/27	500	480
	European Investment Bank	3.875%	3/15/28	1,100	1,079
	European Investment Bank	4.500%	10/16/28	600	604
	European Investment Bank	4.000%	2/15/29	500	493
	European Investment Bank	1.625%	10/9/29	125	109
	European Investment Bank	0.875%	5/17/30	200	163
	European Investment Bank	3.625%	7/15/30	800	770
	European Investment Bank	0.750%	9/23/30	500	401
	European Investment Bank	3.750%	2/14/33	425	408
	European Investment Bank	4.125%	2/13/34	775	762
	European Investment Bank	4.875%	2/15/36	325	338
[6]	Export Development Canada	3.375%	8/26/25	550	538
[6]	Export Development Canada	4.375%	6/29/26	550	546
[6]	Export Development Canada	3.000%	5/25/27	450	430
[6]	Export Development Canada	3.875%	2/14/28	400	392
[6]	Export Development Canada	4.125%	2/13/29	600	594
	Export-Import Bank of Korea	2.625%	5/26/26	200	190
	Export-Import Bank of Korea	4.625%	1/11/27	200	199
	Export-Import Bank of Korea	1.625%	1/18/27	200	183
	Export-Import Bank of Korea	4.250%	9/15/27	200	196
	Export-Import Bank of Korea	1.250%	9/21/30	500	402
	Export-Import Bank of Korea	2.125%	1/18/32	200	165
	Export-Import Bank of Korea	5.125%	1/11/33	200	204
	Export-Import Bank of Korea	5.125%	9/18/33	200	204
	Export-Import Bank of Korea	2.500%	6/29/41	350	250
	Inter-American Development Bank	0.875%	4/3/25	500	479
	Inter-American Development Bank	7.000%	6/15/25	134	137
	Inter-American Development Bank	0.625%	7/15/25	1,300	1,230
	Inter-American Development Bank	0.875%	4/20/26	500	463

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Inter-American Development Bank	4.500%	5/15/26	475	473
Inter-American Development Bank	2.000%	6/2/26	750	709
Inter-American Development Bank	2.000%	7/23/26	100	94
Inter-American Development Bank	4.375%	2/1/27	400	398
Inter-American Development Bank	2.375%	7/7/27	450	421
Inter-American Development Bank	0.625%	9/16/27	800	702
Inter-American Development Bank	4.000%	1/12/28	920	906
Inter-American Development Bank	1.125%	7/20/28	300	262
Inter-American Development Bank	3.125%	9/18/28	875	831
Inter-American Development Bank	4.125%	2/15/29	500	495
Inter-American Development Bank	1.125%	1/13/31	350	284
Inter-American Development Bank	3.500%	4/12/33	400	374
Inter-American Development Bank	4.500%	9/13/33	500	505
Inter-American Development Bank	3.875%	10/28/41	200	179
Inter-American Development Bank	3.200%	8/7/42	100	81
Inter-American Investment Corp.	4.125%	2/15/28	250	246
Inter-American Investment Corp.	4.750%	9/19/28	100	101
Inter-American Investment Corp.	4.250%	2/14/29	175	173
International Bank for Reconstruction & Development	0.625%	4/22/25	1,500	1,432
International Bank for Reconstruction & Development	0.375%	7/28/25	1,500	1,413
International Bank for Reconstruction & Development	2.500%	7/29/25	1,150	1,114
International Bank for Reconstruction & Development	0.500%	10/28/25	2,000	1,869
International Bank for Reconstruction & Development	3.125%	11/20/25	470	457
International Bank for Reconstruction & Development	0.875%	7/15/26	525	483
International Bank for Reconstruction & Development	2.500%	11/22/27	350	327
International Bank for Reconstruction & Development	0.750%	11/24/27	900	789
International Bank for Reconstruction & Development	3.500%	7/12/28	875	846
International Bank for Reconstruction & Development	4.625%	8/1/28	775	783
International Bank for Reconstruction & Development	1.125%	9/13/28	1,500	1,306
International Bank for Reconstruction & Development	3.625%	9/21/29	775	748
International Bank for Reconstruction & Development	1.750%	10/23/29	200	174
International Bank for Reconstruction & Development	3.875%	2/14/30	650	634
International Bank for Reconstruction & Development	0.875%	5/14/30	400	326
International Bank for Reconstruction & Development	4.000%	7/25/30	625	613
International Bank for Reconstruction & Development	0.750%	8/26/30	800	641
International Bank for Reconstruction & Development	4.000%	1/10/31	400	392
International Bank for Reconstruction & Development	1.250%	2/10/31	650	532
International Bank for Reconstruction & Development	1.625%	11/3/31	1,500	1,240
International Bank for Reconstruction & Development	2.500%	3/29/32	200	176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	4.750%	11/14/33	300	309
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	255
	International Finance Corp.	0.375%	7/16/25	400	377
	International Finance Corp.	2.125%	4/7/26	600	571
	International Finance Corp.	4.375%	1/15/27	175	174
	International Finance Corp.	4.500%	7/13/28	175	176
[7]	Israel Government Aid Bond	5.500%	9/18/33	100	107
[8]	Japan Bank for International Cooperation	0.625%	7/15/25	400	377
[8]	Japan Bank for International Cooperation	2.750%	1/21/26	442	425
[8]	Japan Bank for International Cooperation	4.250%	1/26/26	470	464
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	200	190
[8]	Japan Bank for International Cooperation	4.250%	4/27/26	250	247
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	200	188
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	200	189
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	800	748
[8]	Japan Bank for International Cooperation	4.625%	7/19/28	125	125
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	300	284
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	350	334
[8]	Japan Bank for International Cooperation	2.125%	2/16/29	420	375
[8]	Japan Bank for International Cooperation	1.250%	1/21/31	500	404
[8]	Japan Bank for International Cooperation	4.375%	1/24/31	200	198
[8]	Japan International Cooperation Agency	2.750%	4/27/27	300	282
[8]	Japan International Cooperation Agency	3.250%	5/25/27	200	191
[8]	Japan International Cooperation Agency	4.000%	5/23/28	150	146
[8]	Japan International Cooperation Agency	1.750%	4/28/31	200	165
[9]	KFW	2.000%	5/2/25	150	145
[9]	KFW	0.375%	7/18/25	1,500	1,414
[9]	KFW	5.125%	9/29/25	425	426
[9]	KFW	0.625%	1/22/26	1,000	929
[9]	KFW	3.625%	4/1/26	575	563
[9]	KFW	4.625%	8/7/26	700	700
[9]	KFW	1.000%	10/1/26	1,000	917
[9]	KFW	4.375%	3/1/27	625	623
[9]	KFW	3.000%	5/20/27	560	536
[9]	KFW	3.750%	2/15/28	800	781
[9]	KFW	2.875%	4/3/28	500	472
[9]	KFW	3.875%	6/15/28	750	735
[9]	KFW	4.000%	3/15/29	200	197
[9]	KFW	1.750%	9/14/29	175	153
[9]	KFW	4.750%	10/29/30	275	282
[9]	KFW	4.125%	7/15/33	700	687
[9]	KFW	4.375%	2/28/34	275	276
[9]	KFW	0.000%	4/18/36	400	234
[9]	KFW	0.000%	6/29/37	200	111
[7]	Kingdom of Jordan AID	3.000%	6/30/25	200	195
	Korea Development Bank	5.375%	10/23/26	200	202
	Korea Development Bank	4.625%	2/15/27	200	199
	Korea Development Bank	1.375%	4/25/27	200	180
	Korea Development Bank	4.375%	2/15/28	450	445
	Korea Development Bank	4.500%	2/15/29	200	199
	Korea Development Bank	1.625%	1/19/31	400	326
	Korea Development Bank	4.375%	2/15/33	450	434
[9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	400	380
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	460
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	258
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	275	269
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	402
[9]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	200	210
	Nordic Investment Bank	0.375%	9/11/25	600	562
	Nordic Investment Bank	5.000%	10/15/25	200	200
	Nordic Investment Bank	0.500%	1/21/26	200	185
	Nordic Investment Bank	4.375%	3/14/28	450	448
	Nordic Investment Bank	4.250%	2/28/29	225	224
[10]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	500	468
[10]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	140	138
[10]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	500	462
[10]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	140	141
[10]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	400	389
[10]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	250	248
[10]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	100	99
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	150	149
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	468	458
	Oriental Republic of Uruguay	5.750%	10/28/34	463	489
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	195	236
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	200	177
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	695	672
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	370	347
	Province of Alberta	1.000%	5/20/25	485	463
	Province of Alberta	3.300%	3/15/28	250	238
	Province of Alberta	1.300%	7/22/30	500	413
	Province of Alberta	4.500%	1/24/34	200	198
	Province of British Columbia	2.250%	6/2/26	300	284
	Province of British Columbia	0.900%	7/20/26	300	275
	Province of British Columbia	4.800%	11/15/28	200	203
	Province of British Columbia	4.200%	7/6/33	250	243
	Province of Manitoba	2.125%	6/22/26	90	85
	Province of Manitoba	1.500%	10/25/28	350	307
	Province of Manitoba	4.300%	7/27/33	250	244
	Province of New Brunswick	3.625%	2/24/28	105	101
	Province of Ontario	2.500%	4/27/26	250	239
	Province of Ontario	2.300%	6/15/26	900	854
	Province of Ontario	3.100%	5/19/27	600	573
	Province of Ontario	4.200%	1/18/29	350	346
	Province of Ontario	2.000%	10/2/29	585	514
	Province of Ontario	1.125%	10/7/30	500	405
	Province of Ontario	1.600%	2/25/31	600	498
	Province of Ontario	1.800%	10/14/31	200	166
	Province of Quebec	0.600%	7/23/25	500	472
	Province of Quebec	2.500%	4/20/26	200	191
	Province of Quebec	2.750%	4/12/27	850	805
	Province of Quebec	3.625%	4/13/28	250	241
	Province of Quebec	4.500%	4/3/29	440	440
	Province of Quebec	7.500%	9/15/29	475	542
	Province of Quebec	1.350%	5/28/30	400	333
	Province of Quebec	1.900%	4/21/31	1,200	1,012
	Province of Quebec	4.500%	9/8/33	275	272
	Republic of Chile	3.125%	1/21/26	485	468
	Republic of Chile	2.750%	1/31/27	250	234
	Republic of Chile	3.240%	2/6/28	460	431
	Republic of Chile	4.850%	1/22/29	200	199
	Republic of Chile	2.450%	1/31/31	200	171
	Republic of Chile	2.550%	1/27/32	200	169
	Republic of Chile	2.550%	7/27/33	400	325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Chile	3.500%	1/31/34	600	526
	Republic of Chile	4.950%	1/5/36	200	193
	Republic of Chile	3.100%	5/7/41	300	222
	Republic of Chile	4.340%	3/7/42	400	349
	Republic of Chile	3.500%	1/25/50	275	201
	Republic of Chile	4.000%	1/31/52	200	158
	Republic of Chile	5.330%	1/5/54	200	192
	Republic of Chile	3.100%	1/22/61	500	315
	Republic of Chile	3.250%	9/21/71	200	126
	Republic of Hungary	7.625%	3/29/41	240	277
	Republic of Indonesia	4.100%	4/24/28	200	194
	Republic of Indonesia	4.750%	2/11/29	425	422
	Republic of Indonesia	4.400%	3/10/29	500	488
	Republic of Indonesia	3.400%	9/18/29	200	185
	Republic of Indonesia	2.850%	2/14/30	200	178
	Republic of Indonesia	3.850%	10/15/30	200	187
	Republic of Indonesia	4.350%	1/11/48	725	633
	Republic of Indonesia	3.700%	10/30/49	200	156
	Republic of Indonesia	4.200%	10/15/50	430	362
	Republic of Indonesia	3.050%	3/12/51	400	283
	Republic of Indonesia	4.300%	3/31/52	200	171
	Republic of Indonesia	5.450%	9/20/52	200	202
	Republic of Indonesia	5.650%	1/11/53	200	208
	Republic of Indonesia	5.100%	2/10/54	200	193
	Republic of Indonesia	3.200%	9/23/61	200	133
	Republic of Indonesia	4.450%	4/15/70	200	168
	Republic of Italy	1.250%	2/17/26	500	463
	Republic of Italy	2.875%	10/17/29	400	354
	Republic of Italy	5.375%	6/15/33	475	470
	Republic of Italy	4.000%	10/17/49	500	369
	Republic of Italy	3.875%	5/6/51	400	287
	Republic of Korea	5.625%	11/3/25	100	101
	Republic of Korea	2.750%	1/19/27	1,000	949
	Republic of Korea	2.500%	6/19/29	200	182
	Republic of Korea	1.750%	10/15/31	200	165
	Republic of Korea	3.875%	9/20/48	125	107
	Republic of Panama	7.125%	1/29/26	168	171
	Republic of Panama	8.875%	9/30/27	238	257
	Republic of Panama	3.875%	3/17/28	460	419
	Republic of Panama	9.375%	4/1/29	200	223
	Republic of Panama	3.160%	1/23/30	200	166
	Republic of Panama	7.500%	3/1/31	200	207
	Republic of Panama	2.252%	9/29/32	500	358
	Republic of Panama	6.400%	2/14/35	400	380
[2]	Republic of Panama	6.700%	1/26/36	292	285
	Republic of Panama	6.875%	1/31/36	200	195
	Republic of Panama	8.000%	3/1/38	200	209
[2]	Republic of Panama	4.500%	5/15/47	100	69
[2]	Republic of Panama	4.500%	4/16/50	560	376
[2]	Republic of Panama	4.300%	4/29/53	400	257
	Republic of Panama	4.500%	4/1/56	500	324
	Republic of Panama	7.875%	3/1/57	100	101
[2]	Republic of Panama	3.870%	7/23/60	750	431
	Republic of Panama	4.500%	1/19/63	200	128
	Republic of Peru	7.350%	7/21/25	225	230
	Republic of Peru	2.392%	1/23/26	200	189
	Republic of Peru	2.844%	6/20/30	500	439
	Republic of Peru	2.783%	1/23/31	900	772

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Peru	1.862%	12/1/32	350	267
	Republic of Peru	8.750%	11/21/33	505	623
	Republic of Peru	3.000%	1/15/34	250	205
[2]	Republic of Peru	6.550%	3/14/37	325	353
	Republic of Peru	3.300%	3/11/41	200	150
	Republic of Peru	5.625%	11/18/50	200	199
	Republic of Peru	3.600%	1/15/72	175	116
	Republic of Peru	3.230%	7/28/21	525	302
	Republic of Philippines	5.500%	3/30/26	225	228
	Republic of Philippines	5.170%	10/13/27	300	302
	Republic of Philippines	3.000%	2/1/28	400	373
	Republic of Philippines	3.750%	1/14/29	400	380
	Republic of Philippines	9.500%	2/2/30	300	369
	Republic of Philippines	2.457%	5/5/30	200	173
	Republic of Philippines	7.750%	1/14/31	400	463
	Republic of Philippines	1.648%	6/10/31	200	160
	Republic of Philippines	1.950%	1/6/32	200	161
	Republic of Philippines	6.375%	1/15/32	200	217
	Republic of Philippines	5.609%	4/13/33	300	312
	Republic of Philippines	5.000%	7/17/33	200	200
	Republic of Philippines	6.375%	10/23/34	550	607
	Republic of Philippines	3.950%	1/20/40	400	344
	Republic of Philippines	3.700%	3/1/41	400	330
	Republic of Philippines	3.700%	2/2/42	350	287
	Republic of Philippines	2.950%	5/5/45	200	140
	Republic of Philippines	2.650%	12/10/45	200	132
	Republic of Philippines	3.200%	7/6/46	500	358
	Republic of Philippines	5.950%	10/13/47	200	213
	Republic of Poland	3.250%	4/6/26	500	485
	Republic of Poland	5.500%	11/16/27	225	230
	Republic of Poland	4.625%	3/18/29	300	297
	Republic of Poland	5.750%	11/16/32	200	209
	Republic of Poland	4.875%	10/4/33	400	394
	Republic of Poland	5.125%	9/18/34	500	499
	Republic of Poland	5.500%	4/4/53	440	438
	Republic of Poland	5.500%	3/18/54	600	595
	State of Israel	2.875%	3/16/26	200	190
	State of Israel	3.250%	1/17/28	300	279
	State of Israel	5.375%	3/12/29	500	501
	State of Israel	2.500%	1/15/30	200	172
	State of Israel	2.750%	7/3/30	350	301
	State of Israel	4.500%	1/17/33	450	418
	State of Israel	5.500%	3/12/34	600	593
	State of Israel	4.500%	1/30/43	200	172
	State of Israel	4.125%	1/17/48	250	194
	State of Israel	3.375%	1/15/50	200	134
	State of Israel	3.875%	7/3/50	400	295
	State of Israel	5.750%	3/12/54	500	480
	State of Israel	4.500%	4/3/20	200	149
	Svensk Exportkredit AB	0.625%	5/14/25	500	475
	Svensk Exportkredit AB	4.000%	7/15/25	225	222
	Svensk Exportkredit AB	0.500%	8/26/25	800	751
	Svensk Exportkredit AB	4.625%	11/28/25	247	245
	Svensk Exportkredit AB	4.375%	2/13/26	250	248
	Svensk Exportkredit AB	4.875%	9/14/26	200	201
	Svensk Exportkredit AB	2.250%	3/22/27	200	187
	Svensk Exportkredit AB	4.125%	6/14/28	250	246
	Svensk Exportkredit AB	4.250%	2/1/29	200	198

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Svensk Exportkredit AB	4.875%	10/4/30	200	204
United Mexican States	3.900%	4/27/25	400	393
United Mexican States	4.125%	1/21/26	445	436
United Mexican States	4.150%	3/28/27	800	780
United Mexican States	3.750%	1/11/28	675	641
United Mexican States	4.500%	4/22/29	650	628
United Mexican States	5.000%	5/7/29	200	197
United Mexican States	3.250%	4/16/30	385	343
United Mexican States	2.659%	5/24/31	600	501
United Mexican States	8.300%	8/15/31	220	262
United Mexican States	4.750%	4/27/32	300	284
United Mexican States	7.500%	4/8/33	100	113
United Mexican States	6.750%	9/27/34	200	213
United Mexican States	6.350%	2/9/35	300	310
United Mexican States	6.000%	5/7/36	701	704
United Mexican States	6.050%	1/11/40	883	874
United Mexican States	4.280%	8/14/41	665	537
United Mexican States	4.750%	3/8/44	765	639
United Mexican States	5.550%	1/21/45	200	186
United Mexican States	4.600%	1/23/46	600	484
United Mexican States	4.350%	1/15/47	360	281
United Mexican States	4.600%	2/10/48	255	205
United Mexican States	4.500%	1/31/50	200	158
United Mexican States	5.000%	4/27/51	600	505
United Mexican States	4.400%	2/12/52	300	230
United Mexican States	6.338%	5/4/53	600	593
United Mexican States	6.400%	5/7/54	438	437
United Mexican States	3.771%	5/24/61	800	520
United Mexican States	5.750%	10/12/10	342	299
Total Sovereign Bonds (Cost $166,999)				154,216
Taxable Municipal Bonds (0.6%)
Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	30	29
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	232
American Municipal Power Inc. Electric Power & Light Revenue (MELDAHL Hydroelectric Project)	7.499%	2/15/50	50	61
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	100	114
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	282
Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	122
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	100	121
Bay Area Toll Authority Highway Revenue	3.126%	4/1/55	100	71
California Earthquake Authority Miscellaneous Revenue	5.603%	7/1/27	60	60
California GO	3.375%	4/1/25	100	98
California GO	2.650%	4/1/26	75	72
California GO	1.700%	2/1/28	100	91
California GO	3.500%	4/1/28	150	145
California GO	2.500%	10/1/29	70	63
California GO	6.000%	3/1/33	100	109
California GO	4.500%	4/1/33	190	185
California GO	7.500%	4/1/34	350	411
California GO	5.125%	3/1/38	100	101
California GO	4.600%	4/1/38	300	290
California GO	7.550%	4/1/39	630	771
California GO	7.300%	10/1/39	75	88

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	7.350%	11/1/39	375	443
	California GO	7.625%	3/1/40	205	250
	California GO	7.600%	11/1/40	200	247
	California GO	5.200%	3/1/43	100	100
	California State University College & University Revenue	3.899%	11/1/47	50	42
	California State University College & University Revenue	2.975%	11/1/51	140	98
	California State University College & University Revenue	5.183%	11/1/53	100	99
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/39	50	51
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	138
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	70
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	38
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	117	132
	Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	118
	Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	90
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	91
	Commonwealth of Massachusetts GO	5.456%	12/1/39	150	153
	Commonwealth of Massachusetts GO	2.900%	9/1/49	100	72
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	165	163
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	52
	Connecticut GO	5.090%	10/1/30	175	175
	Connecticut GO	5.850%	3/15/32	200	209
	Cook County IL GO	6.229%	11/15/34	50	53
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	107
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	48
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	86
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	200	168
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	58
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	100	92
[11]	Dallas Independent School District GO	6.450%	2/15/35	100	100
	District of Columbia Income Tax Revenue	5.591%	12/1/34	50	51
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	139
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	91
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	118
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	233	268

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	141	163
Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	71	81
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	81
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	160	148
Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	200	152
Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	395	291
Houston TX GO	6.290%	3/1/32	90	95
Illinois GO	5.100%	6/1/33	1,505	1,494
Illinois GO	6.630%	2/1/35	85	89
Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	53
Indiana Finance Authority Appropriations Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	75	56
JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	125	123
JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	99
JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	61
Los Angeles CA Community College District GO	1.606%	8/1/28	100	90
Los Angeles CA Community College District GO	1.806%	8/1/30	150	130
Los Angeles CA Community College District GO	2.106%	8/1/32	100	84
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	204
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	130
Los Angeles CA Unified School District GO	6.758%	7/1/34	200	221
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	77
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	62
Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/45	100	115
Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/50	100	116
Louisiana Gasoline & Fuel Sales Tax Revenue	2.952%	5/1/41	50	39
Louisiana Local Government Environmental Facilities & Community Development Authority	3.615%	2/1/29	102	100
Louisiana Local Government Environmental Facilities & Community Development Authority	5.081%	6/1/31	92	93
Louisiana Local Government Environmental Facilities & Community Development Authority	4.145%	2/1/33	100	97
Louisiana Local Government Environmental Facilities & Community Development Authority	5.048%	12/1/34	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority	4.475%	8/1/39	150	141
	Louisiana Local Government Environmental Facilities & Community Development Authority	5.198%	12/1/39	200	203
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	150	107
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	50	52
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	105
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	42
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	76
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	100	79
	Metropolitan Government of Nashville & Davidson County Convention Center Authority Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	57
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	400	483
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	50	51
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	175	162
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	106
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	106
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	114
	Miami-Dade County FL Water & Sewer System Water Revenue	3.490%	10/1/42	75	62
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.224%	11/1/55	100	107
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	65
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	164
	Michigan State University College & University Revenue	4.496%	8/15/48	50	46
	Michigan State University College & University Revenue	4.165%	8/15/22	100	79
	Mississippi GO	5.245%	11/1/34	50	50
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	74
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	79
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	241
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	200	219
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.131%	6/15/42	75	64
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	119
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Municipal Water Finance Authority Water Revenue	5.750%	6/15/41	50	52
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	50	53
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	50	53
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/43	100	100
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	175	183
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.767%	8/1/36	140	144
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.572%	11/1/38	75	77
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	100	102
	New York NY GO	5.517%	10/1/37	50	51
	New York NY GO	6.271%	12/1/37	100	109
	New York NY GO	5.828%	10/1/53	100	112
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	102
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	73
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	100	95
	New York State Urban Development Corp. Income Tax Revenue	5.770%	3/15/39	135	138
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	50	38
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	177
	Ohio State University College & University Revenue	4.910%	6/1/40	100	99
	Ohio State University College & University Revenue	4.800%	6/1/11	100	90
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	57
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	150	157
	Oregon GO	5.892%	6/1/27	75	76
[13]	Oregon School Boards Association GO	5.528%	6/30/28	43	43
[14]	Oregon State University College & University Revenue	3.424%	3/1/60	150	111
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	50	37
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	71
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	77
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	57
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	39
	Philadelphia PA Water & Wastewater Water Revenue	2.926%	7/1/45	50	38

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	80
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	239
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	99
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	25
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/51	200	151
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	97
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	104
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	275	246
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	95
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	68
Port of Morrow OR Nuclear Revenue (Bonneville Cooperation Project No. 7)	2.543%	9/1/40	100	75
Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	108
Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	46
Rutgers State University of New Jersey College & University Revenue	5.665%	5/1/40	50	52
Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	25	20
Rutgers State University of New Jersey College & University Revenue	3.915%	5/1/19	75	55
Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	75	63
Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	1/1/48	50	41
Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	100	93
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	146
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	135
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	131
San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	109
San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	117
San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	3.375%	8/1/34	100	90
South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	112
State Board of Administration Finance Corp. Miscellaneous Revenue	1.258%	7/1/25	325	310
State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	227
State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	214
State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO	5.517%	4/1/39	180	187
	Texas GO	4.681%	4/1/40	50	48
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	250	252
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	300	305
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	175	145
	Texas Transportation Commission GO	2.472%	10/1/44	125	87
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	175
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	100	100
[13]	Tucson AZ COP	2.856%	7/1/47	50	36
	University of California College & University Revenue	0.883%	5/15/25	100	96
	University of California College & University Revenue	3.063%	7/1/25	100	98
	University of California College & University Revenue	1.316%	5/15/27	100	91
	University of California College & University Revenue	1.614%	5/15/30	125	105
	University of California College & University Revenue	3.071%	5/15/51	100	72
	University of California College & University Revenue	4.858%	5/15/12	225	209
	University of California College & University Revenue	4.767%	5/15/15	100	91
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	397
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	57
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	90
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	100	91
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	41
	University of Michigan College & University Revenue	2.437%	4/1/40	100	74
	University of Michigan College & University Revenue	2.562%	4/1/50	100	66
	University of Michigan College & University Revenue	4.454%	4/1/22	225	194
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	49
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	100	66
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	95
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	38
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	32
	University of Virginia College & University Revenue	2.256%	9/1/50	335	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Virginia College & University Revenue	4.179%	9/1/17	50	40
	Utah GO	4.554%	7/1/24	10	10
	Utah GO	3.539%	7/1/25	23	23
	Washington GO	5.140%	8/1/40	150	150
[13]	Wisconsin Appropriations Revenue	5.700%	5/1/26	50	50
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	233
	Wisconsin Appropriations Revenue, ETM	3.154%	5/1/27	100	96
Total Taxable Municipal Bonds (Cost $28,794)					26,292
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[15]	Vanguard Market Liquidity Fund (Cost $42,689)	5.407%		426,955	42,687
Total Investments (100.2%) (Cost $4,822,656)					4,368,543
Other Assets and Liabilities—Net (-0.2%)					(8,780)
Net Assets (100%)					4,359,763
Cost is in $000.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2024.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $9,306,000, representing 0.2% of net assets.
6	Guaranteed by the Government of Canada.
7	U.S. government-guaranteed.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
UMBS—Uniform Mortgage-Backed Securities.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system

(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,867,416	—	2,867,416
Asset-Backed/Commercial Mortgage-Backed Securities	—	111,578	—	111,578
Corporate Bonds	—	1,166,354	—	1,166,354
Sovereign Bonds	—	154,216	—	154,216
Taxable Municipal Bonds	—	26,292	—	26,292
Temporary Cash Investments	42,687	—	—	42,687
Total	42,687	4,325,856	—	4,368,543